UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: June 30

Date of reporting period: December 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

WisdomTree Trust

Semi-Annual Report

December 31, 2017

International Equity ETFs:

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

WisdomTree Emerging Markets Dividend Fund (DVEM)

WisdomTree Europe Domestic Economy Fund (EDOM)

WisdomTree Global ex-Mexico Equity Fund (XMX)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

WisdomTree Global SmallCap Dividend Fund (GSD)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

U.S. Equity ETFs:

WisdomTree U.S. Domestic Economy Fund (WUSA)

WisdomTree U.S. Export and Multinational Fund (WEXP)

Fixed Income ETFs:

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

Alternative ETFs:

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

Asset Allocation ETFs:

WisdomTree Balanced Income Fund (WBAL)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Performance Summary (unaudited)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

Sector Breakdown† as of 12/31/17

Sector	% of Net Assets
Financials	23.8%
Industrials	13.2%
Consumer Discretionary	13.1%
Utilities	10.7%
Consumer Staples	9.6%
Energy	7.6%
Materials	7.1%
Telecommunication Services	5.6%
Health Care	4.6%
Information Technology	3.2%
Real Estate	1.6%
Other Assets less Liabilities‡	-0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/17

Description	% of Net Assets
Anheuser-Busch InBev S.A.	3.6%
TOTAL S.A.	2.8%
Daimler AG, Registered Shares	2.8%
Allianz SE, Registered Shares	2.6%
Eni SpA	2.1%
Siemens AG, Registered Shares	2.1%
BASF SE	2.0%
ING Groep N.V.	1.9%
Banco Santander S.A.	1.9%
Enel SpA	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged Europe Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged Europe Equity Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2017, the Fund’s net and gross annual expense ratios were 0.43% and 0.48%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through October 31, 2018, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 12/31/17

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	8.05%	21.36%	16.91%
Fund Market Price Returns	7.48%	22.23%	17.55%
WisdomTree Dynamic Currency Hedged Europe Equity Index	8.02%	21.31%	17.01%
MSCI European Economic and Monetary Union (EMU) Local Currency Index	3.78%	12.63%	11.65%
MSCI European Economic and Monetary Union (EMU) Index	9.20%	28.07%	17.56%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Trust Semi-Annual Report December 31, 2017	1

Performance Summary (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

Sector Breakdown† as of 12/31/17

Sector	% of Net Assets
Financials	22.4%
Industrials	12.8%
Consumer Discretionary	12.1%
Consumer Staples	9.5%
Energy	9.2%
Health Care	8.2%
Telecommunication Services	7.3%
Materials	6.4%
Utilities	5.6%
Information Technology	3.7%
Real Estate	2.8%
Other Assets less Liabilities‡	0.0%	*
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings* as of 12/31/17

Description	% of Net Assets
Royal Dutch Shell PLC, Class B	1.8%
HSBC Holdings PLC	1.6%
BP PLC	1.6%
Royal Dutch Shell PLC, Class A	1.5%
Novartis AG, Registered Shares	1.4%
Nestle S.A., Registered Shares	1.3%
Toyota Motor Corp.	1.3%
China Mobile Ltd.	1.2%
TOTAL S.A.	1.1%
Anheuser-Busch InBev S.A.	1.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged International Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International Equity Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2017, the Fund’s net and gross annual expense ratios were 0.35% and 0.40%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.35% through October 31, 2018, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 12/31/17

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	8.72%	18.52%	16.45%
Fund Market Price Returns	8.28%	18.83%	16.62%
WisdomTree Dynamic Currency Hedged International Equity Index	8.72%	18.47%	16.52%
MSCI EAFE Local Currency Index	7.14%	15.23%	13.35%
MSCI EAFE Index	9.86%	25.03%	15.76%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

2	WisdomTree Trust Semi-Annual Report December 31, 2017

Performance Summary (unaudited)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

Sector Breakdown† as of 12/31/17

Sector	% of Net Assets
Consumer Discretionary	19.6%
Consumer Staples	19.3%
Health Care	19.2%
Industrials	16.9%
Information Technology	11.7%
Materials	5.0%
Financials	3.5%
Real Estate	3.4%
Telecommunication Services	0.9%
Energy	0.4%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The sector information shown is that of the Underlying Fund. The Underlying Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets of the Underlying Fund includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/17

Description	% of Net Assets
Roche Holding AG, Genusschein	5.5%
Novo Nordisk A/S, Class B	5.5%
Unilever N.V., CVA	4.1%
British American Tobacco PLC	3.5%
LVMH Moet Hennessy Louis Vuitton SE	3.2%
Diageo PLC	3.1%
Airbus SE	2.6%
Unilever PLC	2.4%
Industria de Diseno Textil S.A.	2.3%
China Overseas Land & Investment Ltd.	2.1%
*	The ten largest holdings shown is that of the Underlying Fund and are subject to change, and there are no guarantees the Underlying Fund will remain invested in any particular company. Excludes Underlying Fund’s derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Index (the ‘‘Index’’). The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index (including indirect investments through the WisdomTree International Quality Dividend Growth Fund (the ‘‘Underlying Fund’’)) whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2017, the Fund’s net and gross annual expense ratios were 0.48% and 0.96%, respectively. The prospectus expense ratio includes 0.38% of acquired fund fees and expenses (‘‘AFFEs’’). The prospectus expense ratio may not correlate to the expense ratio in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include AFFEs, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies. WisdomTree Asset Management, Inc. has contractually agreed to waive a portion of its management fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund, as well as an additional 0.10%, through October 31, 2018, unless earlier terminated by the Board of Trustees of WisdomTree Trust for any reason at any time.

Performance as of 12/31/17

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	8.18%	24.69%	24.84%
Fund Market Price Returns	8.30%	24.88%	24.89%
WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Index	9.49%	26.16%	26.02%
MSCI EAFE Local Currency Index	7.14%	15.23%	21.06%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on November 3, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Trust Semi-Annual Report December 31, 2017	3

Performance Summary (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

Sector Breakdown† as of 12/31/17

Sector	% of Net Assets
Industrials	22.7%
Consumer Discretionary	20.4%
Financials	13.2%
Materials	9.4%
Information Technology	8.1%
Real Estate	7.2%
Consumer Staples	7.1%
Health Care	4.2%
Energy	3.2%
Utilities	2.9%
Telecommunication Services	1.8%
Other Assets less Liabilities‡	-0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/17

Description	% of Net Assets
Platinum Asset Management Ltd.	0.6%
Hanwa Co., Ltd.	0.5%
Air New Zealand Ltd.	0.5%
TalkTalk Telecom Group PLC	0.5%
Noevir Holdings Co., Ltd.	0.4%
IOOF Holdings Ltd.	0.4%
Vedanta Resources PLC	0.4%
AURELIUS Equity Opportunities SE & Co. KGaA	0.4%
Cofinimmo S.A.	0.4%
WH Smith PLC	0.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International SmallCap Equity Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2017, the Fund’s net and gross annual expense ratios were 0.43% and 0.48%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through October 31, 2018, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 12/31/17

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	11.24%	25.02%	20.53%
Fund Market Price Returns	10.81%	26.68%	21.13%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Index	11.38%	25.39%	21.07%
MSCI EAFE Small Cap Local Currency Index	11.39%	23.02%	17.09%
MSCI EAFE Small Cap Index	13.96%	33.01%	19.69%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Trust Semi-Annual Report December 31, 2017

Performance Summary (unaudited)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

Sector Breakdown† as of 12/31/17

Sector	% of Net Assets
Consumer Discretionary	22.3%
Industrials	19.9%
Financials	15.6%
Information Technology	10.5%
Consumer Staples	7.1%
Telecommunication Services	6.6%
Materials	6.4%
Health Care	6.4%
Real Estate	2.6%
Utilities	1.3%
Energy	0.9%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/17

Description	% of Net Assets
Toyota Motor Corp.	5.2%
NTT DOCOMO, Inc.	2.5%
Mitsubishi UFJ Financial Group, Inc.	2.4%
Nippon Telegraph & Telephone Corp.	2.1%
Canon, Inc.	1.9%
Nissan Motor Co., Ltd.	1.8%
Sumitomo Mitsui Financial Group, Inc.	1.7%
Japan Tobacco, Inc.	1.7%
Honda Motor Co., Ltd.	1.7%
Japan Post Holdings Co., Ltd.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged Japan Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged Japan Equity Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2017, the Fund’s net and gross annual expense ratios were 0.43% and 0.48%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through October 31, 2018, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 12/31/17

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	11.97%	18.64%	13.92%
Fund Market Price Returns	11.58%	19.20%	13.95%
WisdomTree Dynamic Currency Hedged Japan Equity Index	11.71%	19.00%	14.48%
MSCI Japan Local Currency Index	13.09%	19.75%	12.59%
MSCI Japan Index	12.80%	23.99%	15.32%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Trust Semi-Annual Report December 31, 2017	5

Performance Summary (unaudited)

WisdomTree Emerging Markets Dividend Fund (DVEM)

Sector Breakdown† as of 12/31/17

Sector	% of Net Assets
Financials	22.9%
Information Technology	18.3%
Energy	11.2%
Materials	11.1%
Telecommunication Services	7.5%
Consumer Discretionary	7.4%
Consumer Staples	6.6%
Industrials	6.1%
Utilities	4.4%
Real Estate	2.7%
Health Care	1.6%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/17

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	3.8%
Samsung Electronics Co., Ltd.	3.4%
China Construction Bank Corp., Class H	3.1%
Hon Hai Precision Industry Co., Ltd.	1.8%
Gazprom PJSC, ADR	1.6%
Industrial & Commercial Bank of China Ltd., Class H	1.6%
China Mobile Ltd.	1.5%
Lukoil PJSC, ADR	1.4%
Bank of China Ltd., Class H	1.1%
MTN Group Ltd.	1.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Dividend Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2017, the Fund’s annual expense ratio was 0.32%.

Performance as of 12/31/17

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	13.53%	27.49%	22.57%
Fund Market Price Returns	13.16%	27.94%	23.00%
WisdomTree Emerging Markets Dividend Index	13.98%	27.98%	22.91%
MSCI Emerging Markets Index	15.92%	37.28%	26.05%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 7, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Trust Semi-Annual Report December 31, 2017

Performance Summary (unaudited)

WisdomTree Europe Domestic Economy Fund (EDOM)

Sector Breakdown† as of 12/31/17

Sector	% of Net Assets
Financials	30.1%
Industrials	27.8%
Consumer Discretionary	20.2%
Information Technology	6.9%
Materials	6.1%
Energy	5.3%
Real Estate	3.6%
Other Assets less Liabilities‡	0.0%	*
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings* as of 12/31/17

Description	% of Net Assets
TOTAL S.A.	1.7%
Allianz SE, Registered Shares	1.6%
BNP Paribas S.A.	1.3%
ING Groep N.V.	1.3%
Siemens AG, Registered Shares	1.2%
Vinci S.A.	1.1%
Deutsche Post AG, Registered Shares	1.1%
AXA S.A.	0.9%
Intesa Sanpaolo SpA	0.8%
KBC Group N.V.	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Domestic Economy Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Domestic Economy Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2017, the Fund’s net and gross annual expense ratios were 0.48% and 0.58%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.48% through October 31, 2018, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 12/31/17

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	11.69%	34.83%	13.24%
Fund Market Price Returns	10.72%	35.27%	13.08%
WisdomTree Europe Domestic Economy Index	11.70%	34.76%	13.29%
MSCI European Economic and Monetary Union (EMU) Index	9.20%	28.07%	10.84%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on October 29, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Trust Semi-Annual Report December 31, 2017	7

Performance Summary (unaudited)

WisdomTree Global ex-Mexico Equity Fund (XMX)

Sector Breakdown† as of 12/31/17

Sector	% of Net Assets
Financials	18.9%
Information Technology	17.6%
Consumer Discretionary	11.8%
Industrials	11.5%
Health Care	10.9%
Consumer Staples	8.7%
Energy	6.3%
Materials	5.3%
Real Estate	3.1%
Telecommunication Services	2.9%
Utilities	2.9%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/17

Description	% of Net Assets
Apple, Inc.	2.0%
Microsoft Corp.	1.5%
Amazon.com, Inc.	1.1%
Alphabet, Inc., Class A	1.0%
Facebook, Inc., Class A	0.9%
Johnson & Johnson	0.8%
JPMorgan Chase & Co.	0.8%
Exxon Mobil Corp.	0.8%
Tencent Holdings Ltd.	0.8%
Berkshire Hathaway, Inc., Class B	0.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-Mexico Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-Mexico Equity Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2017, the Fund’s net and gross annual expense ratios were 0.30% and 0.35%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.30% through February 2, 2020, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 12/31/17

	Cumulative Total Return
	6-Month	Since Inception[1]
Fund NAV Returns	11.24%	18.80%
Fund Market Price Returns	10.71%	18.43%
WisdomTree Global ex-Mexico Equity Index	11.31%	18.99%
MSCI AC World Index	11.21%	19.00%
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on February 10, 2017.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Trust Semi-Annual Report December 31, 2017

Performance Summary (unaudited)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

Sector Breakdown† as of 12/31/17

Sector	% of Net Assets
Consumer Discretionary	20.4%
Industrials	20.3%
Financials	13.6%
Real Estate	10.5%
Information Technology	8.1%
Materials	7.7%
Consumer Staples	6.2%
Utilities	5.2%
Health Care	2.6%
Energy	2.6%
Telecommunication Services	2.0%
Investment Company	0.5%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The sector information shown is that of the Underlying Fund. The Underlying Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets of the Underlying Fund includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/17

Description	% of Net Assets
Covanta Holding Corp.	1.5%
Waddell & Reed Financial, Inc., Class A	1.0%
Brinker International, Inc.	0.9%
Washington Prime Group, Inc.	0.9%
Guess?, Inc.	0.8%
Artisan Partners Asset Management, Inc., Class A	0.8%
NRG Yield, Inc., Class C	0.7%
CBL & Associates Properties, Inc.	0.7%
Kite Realty Group Trust	0.6%
Cheesecake Factory, Inc. (The)	0.6%
*	The ten largest holdings shown is that of the Underlying Fund and are subject to change, and there are no guarantees the Underlying Fund will remain invested in any particular company. Excludes Underlying Fund’s derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global Hedged SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Hedged SmallCap Dividend Index (the ‘‘Index’’). The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index (including indirect investments through the WisdomTree Global SmallCap Dividend Fund (the ‘‘Underlying Fund’’)) whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2017, the Fund’s net and gross annual expense ratios were 0.43% and 0.86%, respectively. The prospectus expense ratio includes 0.43% of acquired fund fees and expenses (‘‘AFFEs’’). The prospectus expense ratio may not correlate to the expense ratio in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include AFFEs, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies. WisdomTree Asset Management, Inc. has contractually agreed to waive a portion of its management fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund through October 31, 2018, unless earlier terminated by the Board of Trustees of WisdomTree Trust for any reason at any time.

Performance as of 12/31/17

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	8.65%	12.27%	16.42%
Fund Market Price Returns	8.73%	11.79%	16.24%
WisdomTree Global Hedged SmallCap Dividend Index	9.06%	12.56%	16.77%
MSCI AC World Small Cap Local Currency Index	10.84%	19.43%	14.47%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on November 19, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Trust Semi-Annual Report December 31, 2017	9

Performance Summary (unaudited)

WisdomTree Global SmallCap Dividend Fund (GSD)

Sector Breakdown† as of 12/31/17

Sector	% of Net Assets
Consumer Discretionary	20.4%
Industrials	20.3%
Financials	13.6%
Real Estate	10.5%
Information Technology	8.1%
Materials	7.7%
Consumer Staples	6.2%
Utilities	5.2%
Health Care	2.6%
Energy	2.6%
Telecommunication Services	2.0%
Investment Company	0.5%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/17

Description	% of Net Assets
Covanta Holding Corp.	1.5%
Waddell & Reed Financial, Inc., Class A	1.0%
Brinker International, Inc.	0.9%
Washington Prime Group, Inc.	0.9%
Guess?, Inc.	0.8%
Artisan Partners Asset Management, Inc., Class A	0.8%
NRG Yield, Inc., Class C	0.7%
CBL & Associates Properties, Inc.	0.7%
Kite Realty Group Trust	0.6%
Cheesecake Factory, Inc. (The)	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global SmallCap Dividend Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2017, the Fund’s annual expense ratio was 0.43%.

Performance as of 12/31/17

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	9.40%	15.43%	18.36%
Fund Market Price Returns	9.41%	15.65%	18.46%
WisdomTree Global SmallCap Dividend Index	10.01%	15.95%	18.59%
MSCI AC World Small Cap Index	12.19%	23.81%	16.40%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on November 12, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree Trust Semi-Annual Report December 31, 2017

Performance Summary (unaudited)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

Sector Breakdown† as of 12/31/17

Sector	% of Net Assets
Financials	24.2%
Information Technology	20.7%
Consumer Discretionary	11.5%
Industrials	11.1%
Materials	6.2%
Consumer Staples	6.0%
Real Estate	5.6%
Health Care	5.0%
Energy	2.9%
Utilities	2.7%
Telecommunication Services	1.8%
Other Assets less Liabilities‡	2.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/17

Description	% of Net Assets
Tencent Holdings Ltd.	8.7%
Alibaba Group Holding Ltd., ADR	6.1%
Ping An Insurance Group Co. of China Ltd., Class A	3.2%
China Construction Bank Corp., Class H	3.0%
China Merchants Bank Co., Ltd., Class A	2.2%
Baidu, Inc., ADR	2.0%
Industrial & Commercial Bank of China Ltd., Class H	2.0%
China Mobile Ltd.	1.8%
Ping An Insurance Group Co. of China Ltd., Class H	1.7%
Kweichow Moutai Co., Ltd., Class A	1.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree ICBCCS S&P China 500 Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the S&P China 500 Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

WisdomTree Trust Semi-Annual Report December 31, 2017	11

Performance Summary (unaudited)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

Sector Breakdown† as of 12/31/17

Sector	% of Net Assets
Information Technology	41.5%
Consumer Discretionary	22.6%
Industrials	17.0%
Health Care	12.6%
Consumer Staples	6.5%
Other Assets less Liabilities‡	-0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/17

Description	% of Net Assets
Samsung Electronics Co., Ltd.	6.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.4%
Hyundai Motor Co.	1.9%
Hon Hai Precision Industry Co., Ltd.	1.7%
Minth Group Ltd.	1.5%
LG Electronics, Inc.	1.4%
SK Hynix, Inc.	1.4%
China High Speed Transmission Equipment Group Co., Ltd.	1.3%
Bharat Forge Ltd.	1.3%
LS Corp.	1.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Strong Dollar Emerging Markets Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Strong Dollar Emerging Markets Equity Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2017, the Fund’s annual expense ratio was 0.32% and 0.58%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.32% through October 31, 2018, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 12/31/17

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	9.84%	29.80%	11.38%
Fund Market Price Returns	9.68%	28.88%	10.85%
WisdomTree Strong Dollar Emerging Markets Equity Index	10.45%	30.63%	11.79%
MSCI Emerging Markets Index	15.92%	37.28%	18.19%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on October 29, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree Trust Semi-Annual Report December 31, 2017

Performance Summary (unaudited)

WisdomTree U.S. Domestic Economy Fund (WUSA)

Sector Breakdown† as of 12/31/17

Sector	% of Net Assets
Financials	24.8%
Consumer Discretionary	16.9%
Health Care	12.1%
Consumer Staples	10.9%
Telecommunication Services	10.6%
Industrials	7.7%
Real Estate	4.9%
Utilities	4.8%
Energy	2.8%
Information Technology	2.7%
Materials	1.7%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/17

Description	% of Net Assets
Verizon Communications, Inc.	5.5%
Altria Group, Inc.	5.1%
AT&T, Inc.	4.2%
Wells Fargo & Co.	4.1%
Bank of America Corp.	3.6%
Berkshire Hathaway, Inc., Class B	3.4%
Comcast Corp., Class A	3.2%
UnitedHealth Group, Inc.	2.7%
Home Depot, Inc. (The)	2.7%
Vistra Energy Corp.	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Domestic Economy Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Domestic Economy Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2017, the Fund’s annual expense ratio was 0.33%.

Performance as of 12/31/17

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	12.25%	17.95%	12.41%
Fund Market Price Returns	11.81%	17.80%	12.14%
WisdomTree U.S. Domestic Economy Index	11.98%	17.51%	12.15%
S&P 500® Index	11.42%	21.83%	12.34%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 21, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Trust Semi-Annual Report December 31, 2017	13

Performance Summary (unaudited)

WisdomTree U.S. Export and Multinational Fund (WEXP)

Sector Breakdown† as of 12/31/17

Sector	% of Net Assets
Information Technology	25.0%
Industrials	15.3%
Consumer Staples	14.3%
Health Care	14.3%
Financials	9.0%
Consumer Discretionary	8.5%
Energy	7.0%
Materials	5.9%
Real Estate	0.6%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/17

Description	% of Net Assets
Exxon Mobil Corp.	4.6%
Citigroup, Inc.	4.2%
Johnson & Johnson	4.1%
Philip Morris International, Inc.	3.7%
Procter & Gamble Co. (The)	3.1%
Apple, Inc.	2.7%
Pfizer, Inc.	2.7%
General Electric Co.	2.5%
Microsoft Corp.	2.4%
Intel Corp.	2.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Export and Multinational Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Export and Multinational Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2017, the Fund’s annual expense ratio was 0.33%.

Performance as of 12/31/17

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	10.05%	23.30%	12.51%
Fund Market Price Returns	10.41%	23.82%	12.60%
WisdomTree U.S. Export and Multinational Index	9.90%	22.95%	12.21%
S&P 500® Index	11.42%	21.83%	12.34%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 21, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

14	WisdomTree Trust Semi-Annual Report December 31, 2017

Performance Summary (unaudited)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

Sector Breakdown† as of 12/31/17

Sector	% of Net Assets
Financials	32.1%
Health Care	14.7%
Consumer Discretionary	12.2%
Industrials	7.9%
Consumer Staples	7.8%
Telecommunication Services	6.3%
Information Technology	5.6%
Utilities	5.1%
Energy	4.3%
Materials	1.7%
Real Estate	0.7%
U.S. Government Obligations	0.2%
Other Assets less Liabilities‡	1.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/17

Description	% of Net Assets
Morgan Stanley, 4.88%, 11/1/22	3.2%
Verizon Communications, Inc., 4.40%, 11/1/34	3.2%
Dow Chemical Co. (The), 4.13%, 11/15/21	3.1%
Citigroup, Inc., 5.50%, 9/13/25	3.0%
Time Warner, Inc., 3.60%, 7/15/25	2.5%
Pfizer, Inc., 2.10%, 5/15/19	2.5%
Chevron Corp., 2.36%, 12/5/22	2.4%
McKesson Corp., 3.80%, 3/15/24	2.3%
Synchrony Financial, 2.70%, 2/3/20	2.2%
AT&T, Inc., 4.50%, 3/9/48	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Fundamental U.S. Corporate Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Fundamental U.S. Corporate Bond Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2017, the Fund’s net and gross annual expense ratios were 0.18% and 0.28%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.18% through October 31, 2018, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 12/31/17

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	2.61%	6.27%	3.61%
Fund Market Price Returns	2.41%	6.26%	3.01%
WisdomTree Fundamental U.S. Corporate Bond Index	2.67%	6.32%	4.13%
BofA Merrill Lynch U.S. Corporate Index	2.50%	6.48%	4.40%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Trust Semi-Annual Report December 31, 2017	15

Performance Summary (unaudited)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

Sector Breakdown† as of 12/31/17

Sector	% of Net Assets
Consumer Discretionary	23.2%
Health Care	15.6%
Consumer Staples	9.8%
Financials	8.9%
Industrials	8.8%
Information Technology	7.7%
Energy	7.7%
Materials	6.6%
Telecommunication Services	4.2%
Utilities	3.7%
Real Estate	2.4%
Other Assets less Liabilities‡	1.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/17

Description	% of Net Assets
First Data Corp., 7.00%, 12/1/23	3.0%
HCA, Inc., 4.75%, 5/1/23	3.0%
DaVita, Inc., 5.75%, 8/15/22	2.5%
Navient Corp., 6.13%, 3/25/24	2.4%
CCO Holdings LLC, 5.13%, 5/1/27	2.4%
Scientific Games International, Inc., 10.00%, 12/1/22	2.3%
Western Digital Corp., 10.50%, 4/1/24	2.3%
DPL, Inc., 7.25%, 10/15/21	2.2%
Prime Security Services Borrower LLC, 9.25%, 5/15/23	2.2%
Berry Global, Inc., 5.13%, 7/15/23	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Fundamental U.S. High Yield Corporate Bond Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2017, the Fund’s net and gross annual expense ratios were 0.38% and 0.48%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.38% through October 31, 2018, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 12/31/17

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	1.50%	5.33%	7.76%
Fund Market Price Returns	1.53%	5.42%	6.65%
WisdomTree Fundamental U.S. High Yield Corporate Bond Index	2.18%	6.90%	9.58%
BofA Merrill Lynch U.S. High Yield Index	2.45%	7.48%	10.42%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

16	WisdomTree Trust Semi-Annual Report December 31, 2017

Performance Summary (unaudited)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

Sector Breakdown† as of 12/31/17

Sector	% of Net Assets
Financials	33.8%
Health Care	13.9%
Consumer Staples	13.2%
Information Technology	8.8%
Industrials	7.3%
Consumer Discretionary	7.2%
Telecommunication Services	4.9%
Utilities	3.8%
Energy	2.7%
Materials	2.4%
Other Assets less Liabilities‡	2.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/17

Description	% of Net Assets
Lockheed Martin Corp., 2.50%, 11/23/20	3.1%
JPMorgan Chase & Co., 2.75%, 6/23/20	2.6%
Bank of America Corp., 7.63%, 6/1/19	2.5%
CVS Health Corp., 2.80%, 7/20/20	2.4%
Goldman Sachs Group, Inc. (The), 5.25%, 7/27/21	2.4%
McKesson Corp., 2.28%, 3/15/19	2.3%
Bank of New York Mellon Corp. (The), 2.05%, 5/3/21	2.3%
Citigroup, Inc., 1.75%, 5/1/18	2.2%
AT&T, Inc., 3.00%, 2/15/22	2.0%
HSBC USA, Inc., 2.35%, 3/5/20	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Fundamental U.S. Short-Term Corporate Bond Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2017, the Fund’s net and gross annual expense ratios were 0.18% and 0.28%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.18% through October 31, 2018, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 12/31/17

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	0.52%	1.95%	1.31%
Fund Market Price Returns	0.43%	1.94%	0.72%
WisdomTree Fundamental U.S. Short-Term Corporate Bond Index	0.70%	2.25%	1.87%
BofA Merrill Lynch 1-5 year U.S. Corporate Index	0.73%	2.64%	2.05%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Trust Semi-Annual Report December 31, 2017	17

Performance Summary (unaudited)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

Sector Breakdown† as of 12/31/17

Sector	% of Net Assets
Health Care	21.5%
Consumer Discretionary	17.3%
Financials	12.8%
Materials	9.1%
Consumer Staples	8.9%
Telecommunication Services	8.8%
Industrials	8.0%
Energy	6.4%
Utilities	2.2%
Information Technology	2.1%
Other Assets less Liabilities‡	2.9%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/17

Description	% of Net Assets
HCA, Inc., 5.88%, 3/15/22	3.2%
Navient Corp., 8.00%, 3/25/20	3.2%
Nationstar Mortgage LLC, 6.50%, 8/1/18	3.1%
Centene Corp., 5.63%, 2/15/21	3.0%
HRG Group, Inc., 7.88%, 7/15/19	2.8%
TransDigm, Inc., 5.50%, 10/15/20	2.7%
Valeant Pharmaceuticals International, 6.38%, 10/15/20	2.5%
Calumet Specialty Products Partners L.P., 6.50%, 4/15/21	2.5%
Michaels Stores, Inc., 5.88%, 12/15/20	2.5%
MGM Resorts International, 6.75%, 10/1/20	2.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2017, the Fund’s net and gross annual expense ratios were 0.38% and 0.48%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.38% through October 31, 2018, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 12/31/17

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	0.61%	3.28%	6.25%
Fund Market Price Returns	0.82%	3.52%	5.19%
WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Index	0.94%	4.88%	8.35%
BofA Merrill Lynch 1-5 year U.S. High Yield Constrained Index	2.00%	6.56%	10.42%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

18	WisdomTree Trust Semi-Annual Report December 31, 2017

Performance Summary (unaudited)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

Sector Breakdown† as of 12/31/17

Sector	% of Net Assets
Information Technology	26.6%
Health Care	13.9%
Consumer Discretionary	12.0%
Financials	11.2%
Industrials	9.3%
Consumer Staples	8.7%
Real Estate	6.3%
Energy	5.0%
Materials	2.7%
Utilities	2.4%
Telecommunication Services	2.0%
Other Assets less Liabilities‡	-0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/17

Description	% of Net Assets
Ubiquiti Networks, Inc.	3.5%
Encompass Health Corp.	2.7%
Cirrus Logic, Inc.	2.6%
Cracker Barrel Old Country Store, Inc.	2.3%
HCA Healthcare, Inc.	2.3%
MEDNAX, Inc.	2.3%
Hershey Co. (The)	2.2%
American Financial Group, Inc.	2.2%
W.W. Grainger, Inc.	1.9%
Hanesbrands, Inc.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Bearish U.S. Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Bearish U.S. Equity Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2017, the Fund’s net and gross annual expense ratios were 0.48% and 0.53%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.48% through October 31, 2018, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 12/31/17

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	1.09%	4.50%	3.47%
Fund Market Price Returns	1.28%	4.83%	3.55%
WisdomTree Dynamic Bearish U.S. Equity Index	0.51%	3.74%	3.01%
S&P 500® Index	11.42%	21.83%	16.07%
S&P 500® Inverse Daily Index	-9.34%	-16.58%	-13.53%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on December 23, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Trust Semi-Annual Report December 31, 2017	19

Performance Summary (unaudited)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

Sector Breakdown† as of 12/31/17

Sector	% of Net Assets
Information Technology	26.5%
Health Care	13.8%
Consumer Discretionary	12.0%
Financials	11.2%
Industrials	9.3%
Consumer Staples	8.7%
Real Estate	6.2%
Energy	5.0%
Materials	2.8%
Utilities	2.4%
Telecommunication Services	2.0%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/17

Description	% of Net Assets
Ubiquiti Networks, Inc.	3.4%
Encompass Health Corp.	2.6%
Cirrus Logic, Inc.	2.6%
HCA Healthcare, Inc.	2.3%
Cracker Barrel Old Country Store, Inc.	2.2%
MEDNAX, Inc.	2.2%
Hershey Co. (The)	2.2%
American Financial Group, Inc.	2.1%
W.W. Grainger, Inc.	1.9%
Hanesbrands, Inc.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Long/Short U.S. Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Long/Short U.S. Equity Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated November 1, 2017, the Fund’s net and gross annual expense ratios were 0.48% and 0.53%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.48% through October 31, 2018, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 12/31/17

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	8.79%	20.09%	15.56%
Fund Market Price Returns	8.81%	20.32%	15.59%
WisdomTree Dynamic Long/Short U.S. Equity Index	9.01%	20.68%	16.23%
S&P 500® Index	11.42%	21.83%	16.07%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on December 23, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

20	WisdomTree Trust Semi-Annual Report December 31, 2017

Performance Summary (unaudited)

WisdomTree Balanced Income Fund (WBAL)

Asset Class Breakdown† as of 12/31/17

Asset Class	% of Net Assets
Fixed Income	39.9%
Domestic Equity	29.9%
International Equity	22.7%
Emerging Markets Equity	7.5%
Other Assets less Liabilities‡	0.0%	*
Total	100.0%

†	The Fund’s asset class breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings* as of 12/31/17

Description	% of Net Assets
WisdomTree U.S. High Dividend Fund	19.9%
WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund	19.9%
WisdomTree International High Dividend Fund	12.7%
WisdomTree U.S. LargeCap Dividend Fund	10.0%
WisdomTree Dynamic Currency Hedged International Equity Fund	10.0%
WisdomTree Emerging Markets Dividend Fund	7.5%
WisdomTree Fundamental U.S. Corporate Bond Fund	5.5%
WisdomTree Interest Rate Hedged High Yield Bond Fund	5.4%
WisdomTree Emerging Markets Local Debt Fund	3.6%
iShares 20+ Year Treasury Bond ETF	2.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Balanced Income Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Balanced Income Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

WisdomTree Trust Semi-Annual Report December 31, 2017	21

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The BofA Merrill Lynch U.S. Corporate Index tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have an investment grade rating (based on an average of Moody’s, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $250 million.

The BofA Merrill Lynch U.S. High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $100 million.

The BofA Merrill Lynch 1-5 Year U.S. Corporate Index is a subset of the BofA Merrill Lynch U.S. Corporate Index including all securities with a remaining term to final maturity less than 5 years.

The BofA Merrill Lynch 1-5 Year U.S. High Yield Constrained Index tracks the performance of short-term U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch).

The MSCI AC World Index is a free-float adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets.

The MSCI AC World Small Cap Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, specifically focusing on the small-cap segment of these equity markets.

The MSCI AC World Small Cap Local Currency Index is a free float-adjusted market capitalization-weighted index designed to measure the equity market performance of developed and emerging markets, specifically focusing on the small-cap segment of these equity markets, in local currency.

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada which is calculated in local currency.

The MSCI EAFE Small Cap Index is comprised of small-capitalization stocks in the MSCI EAFE Index.

The MSCI EAFE Small Cap Local Currency Index is a free float-adjusted market capitalization equity index that is designed to measure the performance of small-cap stocks within the developed equity market, excluding the U.S. and Canada, in local currency.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The MSCI European Economic and Monetary Union (EMU) Index is a free float- adjusted market capitalization-weighted index that is designed to measure the equity market performance of countries within the EMU.

The MSCI European Economic and Monetary Union (EMU) Local Currency Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of countries within the EMU and calculated in local currency.

The MSCI Japan Index is a capitalization weighted index that is comprised of stocks in Japan.

22	WisdomTree Trust Semi-Annual Report December 31, 2017

Description of Indexes (unaudited) (continued)

The MSCI Japan Local Currency Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan and calculated in local currency.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P 500® Inverse Daily Index provides inverse (positive or negative) returns of the S&P 500 Index by taking a short position in the index.

The S&P China 500 Index comprises 500 of the largest, most liquid Chinese companies while approximating the sector composition of the broader Chinese equity market. All Chinese share classes including A-shares and offshore listings are eligible for inclusion.

The WisdomTree Balanced Income Index is comprised of exchange-traded funds listed on a major U.S. exchange and aims to maintain a 60% equity and 40% fixed income exposure. The equity exposure is diversified across both domestic (U.S.) and foreign equities, including emerging markets. The fixed income exposure includes government bonds, corporate bonds, mortgage-backed securities and other mortgage-related products.

The WisdomTree Dynamic Bearish U.S. Equity Index includes long equity positions or long U.S. Treasury positions and short equity positions. The long equity positions consist of approximately 100 U.S. large- and mid-capitalization stocks that meet Index eligibility requirements and have the best combined score based on fundamental growth and value signals. The short equity positions include the largest 500 U.S. companies, weighted by market capitalization, designed to act as a market risk hedge.

The WisdomTree Dynamic Currency Hedged Europe Equity Index is a fundamentally weighted index that measures the performance of dividend-paying companies incorporated in developed Europe and is designed to remove from index performance the impact of the changes in the value of the Euro relative to the U.S. dollar with a hedge ratio ranging from 0 to 100% on a monthly basis.

The WisdomTree Dynamic Currency Hedged International Equity Index is a fundamentally weighted index that measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States, and is designed to remove from index performance the impact of changes to the value of foreign currencies relative to the U.S. dollar with a hedge ratio ranging from 0 to 100% on a monthly basis.

The WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Index is designed to provide exposure to the developed market companies while at the same time neutralizing exposure to fluctuations between the value of foreign currencies and the U.S. dollar with a hedge ratio ranging from 0 to 100% on a monthly basis. The Index is comprised of the top 300 companies from the WisdomTree International Equity Index with the best combined rank of growth and quality factors.

The WisdomTree Dynamic Currency Hedged International SmallCap Equity Index is a fundamentally weighted index that measures the performance of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada and is designed to remove from index performance the impact of changes to the value of foreign currencies relative to the U.S. dollar with a hedge ratio ranging from 0 to 100% on a monthly basis.

The WisdomTree Dynamic Currency Hedged Japan Equity Index is a fundamentally weighted index that measures the performance of dividend-paying companies in Japan and is designed to remove from index performance the impact of changes in the value of the Japanese Yen relative to the U.S. dollar with a hedge ratio ranging from 0 to 100% on a monthly basis.

The WisdomTree Dynamic Long/Short U.S. Equity Index includes long equity positions and short equity positions. The long equity positions consist of approximately 100

WisdomTree Trust Semi-Annual Report December 31, 2017	23

Description of Indexes (unaudited) (continued)

U.S. large- and mid-capitalization stocks that meet Index eligibility requirements and have the best combined score based on fundamental growth and value signals. The short equity positions include the largest 500 U.S. companies, weighted by market capitalization, designed to act as a market risk hedge.

The WisdomTree Emerging Markets Dividend Index is a dividend weighted index that consists of emerging market dividend-paying common stocks.

The WisdomTree Europe Domestic Economy Index is designed to provide exposure to European companies that are most sensitive to economic growth prospects in the Eurozone and that derive more than 50% of their revenue from Europe.

The WisdomTree Fundamental U.S. Corporate Bond Index is designed to capture the performance of selected issuers in the U.S. investment grade corporate bond market that are deemed to have favorable fundamental and income characteristics.

The WisdomTree Fundamental U.S. High Yield Corporate Bond Index is designed to capture the performance of selected issuers in the U.S. non-investment-grade corporate bond market that are deemed to have favorable fundamental and income characteristics.

The WisdomTree Fundamental U.S. Short-Term Corporate Bond Index is designed to capture the performance of selected issuers in the short-term U.S. investment grade corporate bond market that are deemed to have favorable fundamental and income characteristics.

The WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Index is designed to capture the performance of selected issuers in the short-term U.S. non-investment-grade corporate bond market that are deemed to have favorable fundamental and income characteristics.

The WisdomTree Global ex-Mexico Equity Index is a float-adjusted market capitalization weighted index that measures the performance of 2000 largest companies in developed and emerging markets throughout the world, excluding Mexico.

The WisdomTree Global Hedged SmallCap Dividend Index is a fundamentally weighted index that measures the performance of 1000 largest small capitalization companies that rank within the bottom 5% of the WisdomTree Global Dividend Index by market capitalization and is designed to remove from index performance the impact of changes to the value of foreign currencies relative to the U.S. dollar.

The WisdomTree Global SmallCap Dividend Index is a fundamentally weighted index that measures the performance of 1000 largest small capitalization companies that rank within the bottom 5% of the WisdomTree Global Dividend Index by market capitalization.

The WisdomTree Strong Dollar Emerging Markets Equity Index measures the performance of emerging market companies that derive more than 15% of their revenue from the United States.

The WisdomTree U.S. Domestic Economy Index measures the performance of U.S. based companies that derive more than 80% of their revenue from the United States.

The WisdomTree U.S. Export and Multinational Index measures the performance of U.S. based companies that derive less than 60% of their revenue from the United States.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making

24	WisdomTree Trust Semi-Annual Report December 31, 2017

Description of Indexes (unaudited) (concluded)

or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

WisdomTree Trust Semi-Annual Report December 31, 2017	25

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 7/1/17 to 12/31/17” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

26	WisdomTree Trust Semi-Annual Report December 31, 2017

Shareholder Expense Examples (unaudited) (continued)

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Annualized Expense Ratio Based on the Period‡ 7/1/17 to 12/31/17	Expenses Paid During the Period† 7/1/17 to 12/31/17
WisdomTree Dynamic Currency Hedged Europe Equity Fund
Actual	$1,000.00	$1,080.50	0.43%[1]	$2.25
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.43%[1]	$2.19
WisdomTree Dynamic Currency Hedged International Equity Fund
Actual	$1,000.00	$1,087.20	0.35%[2]	$1.84
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.35%[2]	$1.79
WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund
Actual	$1,000.00	$1,081.80	0.10%[3]	$0.52
Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	0.10%[3]	$0.51
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund
Actual	$1,000.00	$1,112.40	0.43%[1]	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.43%[1]	$2.19
WisdomTree Dynamic Currency Hedged Japan Equity Fund
Actual	$1,000.00	$1,119.70	0.43%[1]	$2.30
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.43%[1]	$2.19
WisdomTree Emerging Markets Dividend Fund
Actual	$1,000.00	$1,135.30	0.32%	$1.72
Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	0.32%	$1.63
WisdomTree Europe Domestic Economy Fund
Actual	$1,000.00	$1,116.90	0.48%[4]	$2.56
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	0.48%[4]	$2.45
WisdomTree Global ex-Mexico Equity Fund
Actual	$1,000.00	$1,112.40	0.30%[5]	$1.60
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	0.30%[5]	$1.53
WisdomTree Global Hedged SmallCap Dividend Fund
Actual	$1,000.00	$1,086.50	0.00%[6]	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	0.00%[6]	$0.00
WisdomTree Global SmallCap Dividend Fund
Actual	$1,000.00	$1,094.00	0.43%	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.43%	$2.19
WisdomTree ICBCCS S&P China 500 Fund
Actual[7]	$1,000.00	$1,011.10	0.55%	$0.17
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	0.55%	$2.80
WisdomTree Strong Dollar Emerging Markets Equity Fund
Actual	$1,000.00	$1,098.40	0.32%[8]	$1.69
Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	0.32%[8]	$1.63
WisdomTree U.S. Domestic Economy Fund
Actual	$1,000.00	$1,122.50	0.33%	$1.77
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.33%	$1.68
WisdomTree U.S. Export and Multinational Fund
Actual	$1,000.00	$1,100.50	0.33%	$1.75
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	0.33%	$1.68
WisdomTree Fundamental U.S. Corporate Bond Fund
Actual	$1,000.00	$1,026.10	0.18%[9]	$0.92
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	0.18%[9]	$0.92

WisdomTree Trust Semi-Annual Report December 31, 2017	27

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Annualized Expense Ratio Based on the Period‡ 7/1/17 to 12/31/17	Expenses Paid During the Period† 7/1/17 to 12/31/17
WisdomTree Fundamental U.S. High Yield Corporate Bond Fund
Actual	$1,000.00	$1,015.00	0.38%[10]	$1.93
Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	0.38%[10]	$1.94
WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund
Actual	$1,000.00	$1,005.20	0.18%[9]	$0.91
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	0.18%[9]	$0.92
WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund
Actual	$1,000.00	$1,006.10	0.38%[10]	$1.92
Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	0.38%[10]	$1.94
WisdomTree Dynamic Bearish U.S. Equity Fund
Actual	$1,000.00	$1,010.90	0.48%[4]	$2.43
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	0.48%[4]	$2.45
WisdomTree Dynamic Long/Short U.S. Equity Fund
Actual	$1,000.00	$1,087.90	0.48%[4]	$2.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	0.48%[4]	$2.45
WisdomTree Balanced Income Fund
Actual[7]	$1,000.00	$1,005.90	0.03%[11]	$0.01
Hypothetical (5% return before expenses)	$1,000.00	$1,025.05	0.03%[11]	$0.15
‡	The annualized expense ratio does not include AFFEs, which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

†	Unless otherwise indicated in the footnotes below, expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the one-half year period).

[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through October 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[2]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.35% through October 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[3]

WisdomTree Asset Management, Inc. has contractually agreed to waive a portion of its management fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund, as well as an additional 0.10%, through October 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[4]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.48% through October 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[5]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.30% through February 2, 2020, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[6]

WisdomTree Asset Management, Inc. has contractually agreed to waive a portion of its management fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund through October 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[7]

Fund commenced operations on December 21, 2017. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 11/365 (to reflect the period since commencement of operations).

[8]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.32% through October 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[9]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.18% through October 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[10]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.38% through October 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[11]

WisdomTree Asset Management, Inc. has contractually agreed to waive a portion of its management fee in an amount equal to the AFFEs attributable to the Fund’s investments in Underlying Funds, as well as an additional 0.05%, through December 31, 2020, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

28	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

December 31, 2017

Investments	Shares	Value
COMMON STOCKS – 100.1%
Austria – 1.4%
Andritz AG	330	$18,658
Erste Group Bank AG*	811	35,161
EVN AG	610	12,233
Oesterreichische Post AG	320	14,379
OMV AG	1,001	63,502
Telekom Austria AG*	1,541	14,302
UNIQA Insurance Group AG	1,841	19,498
Verbund AG	663	16,038
Voestalpine AG	490	29,328

Total Austria		223,099
Belgium – 6.3%
Ackermans & van Haaren N.V.	30	5,229
Anheuser-Busch InBev S.A.	5,053	565,080
Barco N.V.	20	2,143
Bekaert S.A.	250	10,941
bpost S.A.	2,851	86,905
Cofinimmo S.A.	230	30,311
Colruyt S.A.	389	20,254
D’ieteren S.A./N.V.	218	9,826
Elia System Operator S.A./N.V.	366	21,052
Ion Beam Applications(a)	30	860
KBC Group N.V.	720	61,480
Melexis N.V.	100	10,131
Orange Belgium S.A.	1,531	32,173
Proximus SADP	1,707	56,061
Solvay S.A.	310	43,144
Umicore S.A.	560	26,531
Warehouses De Pauw CVA	90	10,097

Total Belgium		992,218
Finland – 4.4%
Amer Sports Oyj*	660	18,300
Cargotec Oyj Class B	120	6,801
DNA Oyj	90	1,691
Elisa Oyj	550	21,610
Fortum Oyj	7,805	154,642
Huhtamaki Oyj	190	7,985
Kemira Oyj	710	9,805
Kesko Oyj Class B	390	21,191
Kone Oyj Class B	1,161	62,429
Konecranes Oyj	330	15,129
Metso Oyj	640	21,880
Neste Oyj	750	48,047
Nokia Oyj	3,887	18,175
Nokian Renkaat Oyj	520	23,603
Orion Oyj Class B	119	4,441
Sampo Oyj Class A	2,231	122,698
Sanoma Oyj	160	2,088
Stora Enso Oyj Class R	2,101	33,353
Tieto Oyj	280	8,735
UPM-Kymmene Oyj	1,921	59,768
Valmet Oyj	460	9,081
Wartsila Oyj Abp	241	15,222
YIT Oyj	170	1,300

Total Finland		687,974
France – 25.8%
Accor S.A.	320	16,523
Aeroports de Paris	110	20,936
Air Liquide S.A.	528	66,604
Airbus SE	1,342	133,752
Amundi S.A.(b)	500	42,418
Arkema S.A.	140	17,072
Atos SE	90	13,115
AXA S.A.	6,225	184,894
BNP Paribas S.A.	3,222	240,844
Bollore S.A.*	5	27
Bollore S.A.	1,351	7,346
Bouygues S.A.	851	44,258
Bureau Veritas S.A.	740	20,251
Capgemini SE	120	14,250
Carrefour S.A.	1,487	32,212
Casino Guichard Perrachon S.A.	380	23,071
Christian Dior SE	240	87,769
Cie de Saint-Gobain	991	54,716
Cie Generale des Etablissements Michelin	320	45,938
Cie Plastic Omnium S.A.	130	5,916
CNP Assurances	1,210	27,977
Coface S.A.	620	6,636
Credit Agricole S.A.	9,057	150,084
Danone S.A.	991	83,240
Dassault Systemes SE	100	10,638
Edenred	700	20,325
Eiffage S.A.	110	12,065
Electricite de France S.A.	11,882	148,672
Elior Group S.A.(b)	50	1,034
Elis S.A.	70	1,935
Engie S.A.	9,051	155,799
Essilor International Cie Generale d’Optique S.A.	120	16,564
Eurazeo S.A.	132	12,205
Eutelsat Communications S.A.	112	2,595
Fonciere Des Regions	240	27,228
Gaztransport Et Technigaz S.A.	60	3,610
Getlink SE	729	9,384
Hermes International	50	26,793
ICADE	190	18,692
Imerys S.A.	160	15,090
JCDecaux S.A.	120	4,842
Kering	152	71,731
Klepierre S.A.	1,081	47,594
L’Oreal S.A.	550	122,148
Lagardere SCA	480	15,407
Legrand S.A.	320	24,665
LVMH Moet Hennessy Louis Vuitton SE	652	192,129
Metropole Television S.A.	239	6,180
Natixis S.A.	13,150	104,154

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	29

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

December 31, 2017

Investments	Shares	Value
Nexity S.A.*	210	$12,513
Orange S.A.	4,923	85,570
Pernod Ricard S.A.	250	39,611
Peugeot S.A.	1,011	20,584
Publicis Groupe S.A.	548	37,278
Remy Cointreau S.A.	70	9,708
Renault S.A.	553	55,720
Rexel S.A.	720	13,072
Rubis SCA	140	9,915
Safran S.A.	500	51,580
Sanofi	2,822	243,475
Sartorius Stedim Biotech	20	1,448
Schneider Electric SE*	1,151	97,937
SCOR SE	530	21,349
SEB S.A.	70	12,982
Societe Generale S.A.	2,109	109,024
Sodexo S.A.	210	28,255
SPIE S.A.	320	8,340
Suez	1,201	21,149
Tarkett S.A.	130	5,460
Teleperformance	70	10,040
Television Francaise 1	99	1,460
Thales S.A.	290	31,299
TOTAL S.A.	7,864	434,807
Unibail-Rodamco SE	200	50,434
Valeo S.A.	280	20,937
Vicat S.A.	120	9,480
Vinci S.A.	951	97,238
Vivendi S.A.	3,277	88,223
Wendel S.A.	60	10,404

Total France		4,050,620
Germany – 26.1%
Aareal Bank AG	210	9,514
adidas AG	233	46,766
Allianz SE Registered Shares	1,771	407,247
AURELIUS Equity Opportunities SE & Co. KGaA(a)	30	2,052
Aurubis AG	90	8,384
Axel Springer SE	280	21,898
BASF SE	2,882	317,485
Bayer AG Registered Shares	1,661	207,431
Bayerische Motoren Werke AG	1,827	190,493
BayWa AG	40	1,540
Bechtle AG	100	8,348
Beiersdorf AG	150	17,634
Bilfinger SE	80	3,801
Brenntag AG	230	14,574
Carl Zeiss Meditec AG Bearer Shares	160	9,945
CECONOMY AG	140	2,119
Comdirect Bank AG	140	1,926
Continental AG	159	42,968
Covestro AG(b)	230	23,760
CTS Eventim AG & Co. KGaA	40	1,865
Daimler AG Registered Shares	5,097	433,330
Deutsche Boerse AG	400	46,495
Deutsche Lufthansa AG Registered Shares	1,486	54,816
Deutsche Post AG Registered Shares	3,212	153,315
Deutsche Telekom AG Registered Shares	13,230	235,042
Deutsche Wohnen SE Bearer Shares	650	28,458
Diebold Nixdorf AG	20	1,753
DMG MORI AG	21	1,161
Drillisch AG	190	15,704
Duerr AG	80	10,236
E.ON SE	5,248	57,101
ElringKlinger AG	650	14,576
Evonik Industries AG	1,551	58,425
Fielmann AG	140	12,360
Fraport AG Frankfurt Airport Services Worldwide	180	19,855
Freenet AG	570	21,095
Fresenius Medical Care AG & Co. KGaA	230	24,243
Fresenius SE & Co. KGaA	300	23,441
Fuchs Petrolub SE	120	5,817
GEA Group AG	120	5,765
Gerresheimer AG	20	1,660
Hamburger Hafen und Logistik AG	69	1,961
Hannover Rueck SE	450	56,684
HeidelbergCement AG	220	23,842
Hella GmbH & Co. KGaA	280	17,339
Henkel AG & Co. KGaA	340	40,827
Hochtief AG	180	31,903
Hugo Boss AG	250	21,296
Infineon Technologies AG	1,050	28,791
Innogy SE(b)	2,042	80,120
K+S AG Registered Shares(a)	260	6,480
KION Group AG	29	2,507
Kloeckner & Co. SE	1,141	14,098
Krones AG	30	4,125
LANXESS AG	90	7,164
LEG Immobilien AG	160	18,308
Linde AG*	356	83,210
MAN SE	270	30,930
Merck KGaA	170	18,321
MTU Aero Engines AG	60	10,764
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	750	162,784
NORMA Group SE	10	672
OSRAM Licht AG	190	17,095
Pfeiffer Vacuum Technology AG	10	1,875
ProSiebenSat.1 Media SE	1,071	36,916
Rheinmetall AG	70	8,897
SAP SE	1,533	172,025
Scout24 AG(b)	40	1,636
Siemens AG Registered Shares	2,326	324,414
Software AG	160	9,003
STADA Arzneimittel AG	140	14,833
Stroeer SE & Co. KGaA	30	2,219
Suedzucker AG	320	6,947
Symrise AG	170	14,620

See Notes to Financial Statements.

30	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

December 31, 2017

Investments	Shares	Value
Talanx AG	549	$22,460
Telefonica Deutschland Holding AG	10,611	53,337
ThyssenKrupp AG	64	1,861
TLG Immobilien AG	190	5,052
TUI AG	1,571	32,391
Uniper SE	640	19,981
United Internet AG Registered Shares	290	19,968
Volkswagen AG	370	74,953
VTG AG	40	2,294
Wacker Chemie AG	99	19,282
Wacker Neuson SE	120	4,334

Total Germany		4,092,917
Ireland – 0.6%
C&C Group PLC	2,829	9,682
CRH PLC	1,570	56,473
Glanbia PLC	390	6,978
Smurfit Kappa Group PLC	540	18,279

Total Ireland		91,412
Italy – 11.7%
A2A SpA	11,689	21,644
ACEA SpA	891	16,477
Anima Holding SpA(b)	479	3,428
Assicurazioni Generali SpA	4,580	83,595
Atlantia SpA	2,592	81,920
Azimut Holding SpA	160	3,068
Banca Generali SpA	430	14,323
Banca Mediolanum SpA	2,071	17,943
Banca Popolare di Sondrio SCPA	3,052	11,156
BPER Banca	560	2,831
Brembo SpA	700	10,650
Brunello Cucinelli SpA	9	292
Davide Campari-Milano SpA	1,661	12,855
De’ Longhi SpA	410	12,421
DiaSorin SpA	100	8,886
Ei Towers SpA	590	37,903
Enav SpA(b)	2,572	13,929
Enel SpA	46,352	285,533
Eni SpA	19,979	331,073
ERG SpA	2,221	41,071
FinecoBank Banca Fineco SpA	1,731	17,741
Hera SpA	4,143	14,477
Industria Macchine Automatiche SpA	43	3,501
Infrastrutture Wireless Italiane SpA(b)	2,952	21,977
Intesa Sanpaolo SpA	73,234	243,592
Intesa Sanpaolo SpA RSP	16,971	54,207
Iren SpA	5,865	17,607
Luxottica Group SpA	710	43,609
MARR SpA	290	7,494
Mediobanca SpA	2,992	33,988
Moncler SpA	220	6,890
Parmalat SpA	1,131	4,210
Poste Italiane SpA(b)	5,757	43,379
Prysmian SpA	500	16,325
RAI Way SpA(b)	1,971	12,011
Recordati SpA	490	21,806
Salvatore Ferragamo SpA(a)	450	11,969
Saras SpA	6,914	16,638
Snam SpA	15,051	73,739
Societa Cattolica di Assicurazioni SC	941	10,226
Societa Iniziative Autostradali e Servizi SpA	851	15,859
Telecom Italia SpA RSP	13,337	9,545
Terna Rete Elettrica Nazionale SpA	11,779	68,515
Tod’s SpA(a)	230	16,820
Unione di Banche Italiane SpA	2,792	12,224
Unipol Gruppo SpA	4,333	20,344

Total Italy		1,829,691
Netherlands – 7.3%
Aalberts Industries N.V.	130	6,618
ABN AMRO Group N.V. CVA(b)	1,590	51,359
Aegon N.V.	9,064	57,849
Akzo Nobel N.V.	532	46,647
Arcadis N.V.	140	3,203
ASM International N.V.(a)	150	10,153
ASML Holding N.V.	336	58,564
BE Semiconductor Industries N.V.	171	14,355
ForFarmers N.V.	226	2,833
Gemalto N.V.	20	1,189
GrandVision N.V.(b)	710	18,155
Heineken Holding N.V.	420	41,603
Heineken N.V.	801	83,613
IMCD Group N.V.	30	1,889
ING Groep N.V.	16,059	295,522
Koninklijke Ahold Delhaize N.V.	3,255	71,664
Koninklijke DSM N.V.	520	49,747
Koninklijke KPN N.V.	8,715	30,432
Koninklijke Philips N.V.	2,742	103,848
Koninklijke Vopak N.V.	630	27,665
NN Group N.V.	1,460	63,325
Philips Lighting N.V.(b)	371	13,632
Randstad Holding N.V.	750	46,147
Wessanen	90	1,857
Wolters Kluwer N.V.	801	41,821

Total Netherlands		1,143,690
Portugal – 1.0%
EDP – Energias de Portugal S.A.	8,576	29,710
Galp Energia, SGPS, S.A.	2,552	46,963
Jeronimo Martins, SGPS, S.A.	1,401	27,245
Navigator Co. S.A. (The)	4,423	22,583
NOS, SGPS, S.A.	1,123	7,391
REN – Redes Energeticas Nacionais, SGPS, S.A.	9,178	27,321

Total Portugal		161,213
Spain – 13.3%
Abertis Infraestructuras S.A.	3,702	82,461
Acciona S.A.	140	11,438
Acerinox S.A.	981	14,036

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	31

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

December 31, 2017

Investments	Shares	Value
ACS Actividades de Construccion y Servicios S.A.	1,101	$43,126
Almirall S.A.(a)	160	1,604
Amadeus IT Group S.A.	660	47,639
Atresmedia Corp. de Medios de Comunicacion S.A.	820	8,566
Banco Bilbao Vizcaya Argentaria S.A.	30,552	260,917
Banco de Sabadell S.A.	12,723	25,300
Banco Santander S.A.	44,673	293,912
Bankia S.A.	14,080	67,409
Bankinter S.A.	2,382	22,608
Bolsas y Mercados Espanoles SHMSF S.A.	420	13,390
CaixaBank S.A.	17,963	83,886
Cia de Distribucion Integral Logista Holdings S.A.	567	13,052
Distribuidora Internacional de Alimentacion S.A.	86	444
Ebro Foods S.A.	550	12,892
EDP Renovaveis S.A.	1,862	15,577
Enagas S.A.	250	7,166
Endesa S.A.	5,398	115,735
Gas Natural SDG S.A.	4,383	101,315
Grifols S.A.	530	15,545
Grupo Catalana Occidente S.A.	220	9,759
Iberdrola S.A.	22,396	173,730
Industria de Diseno Textil S.A.	4,743	165,423
Mapfre S.A.	15,043	48,374
Prosegur Cia de Seguridad S.A.	1,631	12,828
Red Electrica Corp. S.A.	1,641	36,868
Repsol S.A.	8,206	145,294
Telefonica S.A.	24,157	235,688
Zardoya Otis S.A.	781	8,553

Total Spain		2,094,535
Switzerland – 0.4%
STMicroelectronics N.V.	2,688	58,745
United Kingdom – 1.8%
CNH Industrial N.V.	2,762	37,046
Unilever N.V. CVA	4,293	242,055

Total United Kingdom		279,101
TOTAL COMMON STOCKS (Cost: $14,893,071)		15,705,215
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
United States – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c)
(Cost: $33,449)(d)	33,449	33,449
TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $14,926,520)		15,738,664
Other Assets less Liabilities – (0.3)%		(44,264)

NET ASSETS – 100.0%		$15,694,400

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.

(d)

At December 31, 2017, the total market value of the Fund’s securities on loan was $41,644 and the total market value of the collateral held by the Fund was $49,651. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $16,202.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/3/2018	921,274	EUR	1,106,233	USD	$33	$—
Bank of America N.A.	1/3/2018	1,112,333	USD	930,854	EUR	—	(5,436)
Bank of America N.A.	2/2/2018	1,099,908	USD	914,472	EUR	—	(95)
Bank of Montreal	1/3/2018	701,920	EUR	842,845	USD	21	—
Bank of Montreal	1/3/2018	5,800	USD	4,830	EUR	—	—
Bank of Montreal	2/2/2018	838,029	USD	696,720	EUR	—	(44)
Barclays Bank PLC	1/3/2018	921,270	EUR	1,106,233	USD	28	—
Barclays Bank PLC	1/3/2018	1,112,333	USD	930,850	EUR	—	(5,432)
Barclays Bank PLC	2/2/2018	1,099,908	USD	914,446	EUR	—	(63)
Citibank N.A.	1/3/2018	24,499	EUR	29,050	USD	369	—
Citibank N.A.	1/3/2018	921,274	EUR	1,106,233	USD	33	—
Citibank N.A.	1/3/2018	1,112,333	USD	930,857	EUR	—	(5,440)
Citibank N.A.	2/2/2018	1,099,908	USD	914,446	EUR	—	(64)
Credit Suisse International	1/3/2018	921,270	EUR	1,106,233	USD	28	—
Credit Suisse International	2/2/2018	1,099,908	USD	914,479	EUR	—	(104)
Goldman Sachs	1/3/2018	1,112,333	USD	930,834	EUR	—	(5,413)
Morgan Stanley & Co. International	1/3/2018	847,495	USD	709,220	EUR	—	(4,137)
						$512	$(26,228)

CURRENCY LEGEND

EUR - Euro

USD - U.S. dollar

See Notes to Financial Statements.

32	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2017

Investments	Shares	Value
COMMON STOCKS – 100.0%
Australia – 7.3%
AGL Energy Ltd.	18,955	$361,153
Amcor Ltd.	37,445	451,615
AMP Ltd.	176,973	718,397
Ansell Ltd.	5,396	102,558
Aristocrat Leisure Ltd.	24,625	456,473
Asaleo Care Ltd.	32,300	37,895
ASX Ltd.	8,092	347,218
Aurizon Holdings Ltd.	83,102	322,391
Australia & New Zealand Banking Group Ltd.	103,711	2,331,319
Bank of Queensland Ltd.	34,015	338,414
Beach Energy Ltd.	269,887	262,810
Bendigo & Adelaide Bank Ltd.	35,939	328,040
BHP Billiton Ltd.	100,524	2,324,937
Boral Ltd.	43,178	263,081
Brambles Ltd.	64,192	505,592
Brickworks Ltd.	1,712	19,912
Caltex Australia Ltd.	13,958	371,732
carsales.com Ltd.	11,365	128,804
CIMIC Group Ltd.	8,066	324,589
Cleanaway Waste Management Ltd.	201,911	236,887
Coca-Cola Amatil Ltd.	56,004	372,768
Cochlear Ltd.	1,331	178,258
Commonwealth Bank of Australia	73,466	4,616,452
Computershare Ltd.	23,604	300,928
Crown Resorts Ltd.	26,314	267,971
CSL Ltd.	6,431	710,740
CSR Ltd.	55,745	207,541
Downer EDI Ltd.	51,623	279,812
Fairfax Media Ltd.	242,771	148,109
Fortescue Metals Group Ltd.	81,852	312,420
Genworth Mortgage Insurance Australia Ltd.	16,992	39,871
GrainCorp Ltd. Class A	15,353	98,348
Harvey Norman Holdings Ltd.(a)	151,483	494,072
Healthscope Ltd.	22,902	37,617
Incitec Pivot Ltd.	57,355	174,955
Insurance Australia Group Ltd.	142,815	808,728
IOOF Holdings Ltd.	37,994	318,566
IRESS Ltd.	18,208	164,915
JB Hi-Fi Ltd.(a)	3,136	61,173
Macquarie Group Ltd.	11,780	917,964
Magellan Financial Group Ltd.	8,770	184,931
Medibank Pvt Ltd.	157,900	406,320
Myer Holdings Ltd.(a)	189,829	97,993
National Australia Bank Ltd.	126,495	2,925,599
Navitas Ltd.	26,959	114,919
Newcrest Mining Ltd.	12,200	217,754
NIB Holdings Ltd.	12,890	68,154
Nine Entertainment Co. Holdings Ltd.	154,513	185,508
Orora Ltd.	126,828	336,283
Perpetual Ltd.	6,380	241,272
Premier Investments Ltd.	18,546	215,410
Primary Health Care Ltd.	50,259	142,302
QBE Insurance Group Ltd.	46,328	386,995
Qube Holdings Ltd.(a)	80,742	163,565
REA Group Ltd.	4,723	283,152
Rio Tinto Ltd.	19,917	1,180,975
Seven West Media Ltd.	77,469	37,264
Sonic Healthcare Ltd.	18,882	337,609
Star Entertainment Grp Ltd. (The)	17,421	82,845
Steadfast Group Ltd.	103,679	228,681
Suncorp Group Ltd.	60,050	650,978
Super Retail Group Ltd.	15,849	102,393
Tabcorp Holdings Ltd.	97,512	425,582
Technology One Ltd.	40,815	158,340
Telstra Corp., Ltd.	409,302	1,162,092
TPG Telecom Ltd.(a)	37,460	192,497
Treasury Wine Estates Ltd.	13,779	172,005
Vocus Group Ltd.(a)	17,376	41,180
Washington H Soul Pattinson & Co., Ltd.	26,553	369,678
Wesfarmers Ltd.	43,822	1,522,512
Westpac Banking Corp.	94,301	2,312,299
Woodside Petroleum Ltd.	34,722	898,381
Woolworths Group Ltd.	48,110	1,027,278

Total Australia		37,617,771
Austria – 0.5%
EVN AG	30,053	602,664
OMV AG	14,230	902,727
Voestalpine AG	13,235	792,166

Total Austria		2,297,557
Belgium – 2.0%
Ackermans & van Haaren N.V.	2,777	484,021
Ageas	10,454	511,102
Anheuser-Busch InBev S.A.	49,840	5,573,633
bpost S.A.	21,303	649,365
Colruyt S.A.	7,081	368,684
Elia System Operator S.A./N.V.	6,102	350,977
Euronav N.V.	5,288	48,792
KBC Group N.V.	12,110	1,034,060
Proximus SADP	21,878	718,515
UCB S.A.	4,481	356,100

Total Belgium		10,095,249
China – 2.6%
Beijing Enterprises Holdings Ltd.	46,500	276,003
China Everbright International Ltd.	95,000	135,622
China Jinmao Holdings Group Ltd.	674,000	296,594
China Mobile Ltd.	602,500	6,108,007
China Overseas Land & Investment Ltd.	220,000	707,789
China Power International Development Ltd.	443,666	116,347
China Resources Power Holdings Co., Ltd.	292,000	543,860
China South City Holdings Ltd.	1,150,000	301,575
CITIC Ltd.	732,000	1,056,242
CITIC Telecom International Holdings Ltd.	522,000	138,224
CNOOC Ltd.	1,137,000	1,631,911
Fosun International Ltd.	168,500	373,328

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	33

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2017

Investments	Shares	Value
Guangdong Investment Ltd.	232,000	$310,430
Guotai Junan International Holdings Ltd.(a)	338,000	105,932
Lenovo Group Ltd.	670,000	377,969
Shanghai Industrial Holdings Ltd.	68,000	194,850
Shenzhen Investment Ltd.	552,000	228,785
Sino-Ocean Group Holding Ltd.	385,000	265,456
Sun Art Retail Group Ltd.	243,000	256,761

Total China		13,425,685
Denmark – 1.3%
AP Moller – Maersk A/S Class B	218	381,124
Coloplast A/S Class B	5,396	429,477
Danske Bank A/S	25,553	995,678
DSV A/S	2,023	159,415
GN Store Nord A/S	4,721	152,661
ISS A/S	10,423	403,949
Novo Nordisk A/S Class B	19,582	1,056,412
Novozymes A/S Class B	3,374	192,904
Orsted A/S(b)	9,670	528,229
Pandora A/S	2,356	256,673
Rockwool International A/S Class B	674	191,208
Royal Unibrew A/S	7,787	466,939
Scandinavian Tobacco Group A/S Class A(b)	9,297	179,930
SimCorp A/S	2,598	148,035
Sydbank A/S	3,711	149,568
TDC A/S	35,104	215,876
Tryg A/S	28,794	720,732
Vestas Wind Systems A/S	3,374	233,335

Total Denmark		6,862,145
Finland – 1.4%
Elisa Oyj	9,781	384,297
F-Secure Oyj	37,020	172,925
Fortum Oyj	64,235	1,272,701
Kesko Oyj Class B	6,379	346,611
Kone Oyj Class B	15,936	856,908
Metso Oyj	8,533	291,716
Neste Oyj	12,316	788,996
Nokia Oyj	168,748	789,052
Nokian Renkaat Oyj	6,743	306,066
Orion Oyj Class B	4,501	167,981
Sampo Oyj Class A	17,896	984,220
Tieto Oyj	7,063	220,343
UPM-Kymmene Oyj	21,155	658,190

Total Finland		7,240,006
France – 11.1%
Accor S.A.	5,171	267,002
Aeroports de Paris	2,360	449,171
Air Liquide S.A.	6,166	777,804
Airbus SE	15,298	1,524,697
Amundi S.A.(b)	5,068	429,952
Arkema S.A.	1,615	196,935
AXA S.A.	88,302	2,622,728
BioMerieux	1,317	118,119
BNP Paribas S.A.	38,481	2,876,448
Bouygues S.A.	13,845	720,032
Capgemini SE	2,696	320,142
Carrefour S.A.	21,846	473,238
Casino Guichard Perrachon S.A.	5,406	328,212
Christian Dior SE	3,275	1,197,680
Cie de Saint-Gobain	15,513	856,516
Cie Generale des Etablissements Michelin	5,006	718,640
CNP Assurances	26,368	609,665
Credit Agricole S.A.	101,007	1,673,791
Danone S.A.	15,024	1,261,956
Dassault Systemes SE	3,720	395,729
Edenred	12,315	357,570
Electricite de France S.A.	149,898	1,875,575
Elior Group S.A.(b)	6,406	132,500
Engie S.A.	143,854	2,476,227
Essilor International Cie Generale d’Optique S.A.	2,697	372,272
Eutelsat Communications S.A.	17,135	397,008
Gaztransport Et Technigaz S.A.	2,022	121,644
Hermes International	1,294	693,399
Iliad S.A.	136	32,621
Imerys S.A.	3,713	350,176
Ingenico Group S.A.	682	72,894
Ipsen S.A.	3,037	363,115
Kering	2,569	1,212,348
Klepierre S.A.	3,921	172,631
L’Oreal S.A.	9,185	2,039,878
Legrand S.A.	6,217	479,202
LVMH Moet Hennessy Louis Vuitton SE	8,392	2,472,924
Metropole Television S.A.	13,280	343,411
Natixis S.A.	133,996	1,061,312
Neopost S.A.	4,049	116,689
Nexity S.A.*	3,091	184,173
Orange S.A.	104,428	1,815,124
Pernod Ricard S.A.	3,712	588,150
Publicis Groupe S.A.	3,441	234,075
Rallye S.A.	2,660	47,369
Remy Cointreau S.A.	2,078	288,203
Renault S.A.	9,175	924,465
Rexel S.A.	7,664	139,148
Rubis SCA	3,326	235,558
Safran S.A.	9,448	974,663
Sanofi	34,135	2,945,082
Schneider Electric SE*	17,204	1,463,866
Societe BIC S.A.	409	45,017
Societe Generale S.A.	31,220	1,613,901
Sodexo S.A.	3,037	408,627
Suez	13,399	235,953
Teleperformance	2,023	290,170
Television Francaise 1	12,477	184,059
Thales S.A.	4,723	509,744
TOTAL S.A.	105,918	5,856,296
Unibail-Rodamco SE	2,022	509,884
Valeo S.A.	4,159	310,984

See Notes to Financial Statements.

34	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2017

Investments	Shares	Value
Veolia Environnement S.A.	15,422	$393,986
Vicat S.A.	2,750	217,252
Vinci S.A.	18,941	1,936,682
Vivendi S.A.	51,359	1,382,684
Zodiac Aerospace	6,052	181,172

Total France		56,878,140
Germany – 8.3%
adidas AG	2,455	492,752
Allianz SE Registered Shares	14,437	3,319,835
Axel Springer SE	5,058	395,577
BASF SE	25,454	2,804,049
Bayer AG Registered Shares	17,165	2,143,621
Bayerische Motoren Werke AG	23,156	2,414,371
Bechtle AG	4,046	337,759
Beiersdorf AG	4,079	479,520
Brenntag AG	4,049	256,570
Carl Zeiss Meditec AG Bearer Shares	5,608	348,556
CECONOMY AG	1,372	20,767
Comdirect Bank AG	2,799	38,501
Continental AG	2,979	805,045
Covestro AG(b)	4,279	442,041
CTS Eventim AG & Co. KGaA	6,069	282,943
Daimler AG Registered Shares	45,083	3,832,806
Deutsche Bank AG Registered Shares	16,586	316,174
Deutsche Boerse AG	3,639	422,988
Deutsche Lufthansa AG Registered Shares	14,748	544,033
Deutsche Post AG Registered Shares	35,083	1,674,575
Deutsche Telekom AG Registered Shares	158,029	2,807,518
Deutsche Wohnen SE Bearer Shares	10,454	457,688
DMG MORI AG	2,545	140,639
Drillisch AG	2,424	200,346
Duerr AG	281	35,953
Evonik Industries AG	11,764	443,139
Fielmann AG	2,487	219,559
Fraport AG Frankfurt Airport Services Worldwide	3,374	372,171
Freenet AG	13,034	482,371
GEA Group AG	2,470	118,669
Gerresheimer AG	1,012	83,995
Hamburger Hafen und Logistik AG	4,367	124,123
Hannover Rueck SE	1,697	213,761
Henkel AG & Co. KGaA	5,058	607,365
Hochtief AG	956	169,440
Hugo Boss AG	3,306	281,621
Infineon Technologies AG	3,367	92,324
Innogy SE(b)	24,672	968,034
K+S AG Registered Shares(a)	8,340	207,855
Krones AG	1,591	218,749
LEG Immobilien AG	2,696	308,488
Linde AG*	3,700	864,822
MAN SE	3,730	427,295
Merck KGaA	4,336	467,299
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	7,267	1,577,263
OSRAM Licht AG	3,374	303,579
ProSiebenSat.1 Media SE	4,415	152,181
RHOEN-KLINIKUM AG	11,378	408,242
SAP SE	16,405	1,840,883
Siemens AG Registered Shares	20,398	2,844,969
Software AG	3,322	186,927
Suedzucker AG	9,107	197,717
Talanx AG	10,153	415,372
Telefonica Deutschland Holding AG	145,052	729,111
TUI AG	33,843	697,766
Uniper SE	11,540	360,288
Volkswagen AG	4,523	916,247
Wacker Chemie AG	1,259	245,215
Wirecard AG	1,685	188,313

Total Germany		42,749,780
Hong Kong – 2.5%
AIA Group Ltd.	181,400	1,546,609
Bank of East Asia Ltd. (The)	18,400	79,675
BOC Hong Kong Holdings Ltd.	302,000	1,529,838
CLP Holdings Ltd.	142,500	1,457,393
Dah Sing Banking Group Ltd.	115,600	250,800
Hang Seng Bank Ltd.	36,200	898,366
Hong Kong & China Gas Co., Ltd.	389,730	763,776
Hong Kong Aircraft Engineering Co., Ltd.	30,400	194,635
Hong Kong Exchanges & Clearing Ltd.	33,400	1,024,563
Hopewell Holdings Ltd.	69,500	256,492
MTR Corp., Ltd.	151,000	884,679
New World Development Co., Ltd.	404,000	606,726
PCCW Ltd.	622,000	361,235
Power Assets Holdings Ltd.	29,000	244,656
Sino Land Co., Ltd.	456,000	807,317
Sun Hung Kai Properties Ltd.	63,000	1,050,900
Techtronic Industries Co., Ltd.	53,500	348,691
Wharf Holdings Ltd. (The)	82,000	283,218

Total Hong Kong		12,589,569
Ireland – 0.2%
C&C Group PLC	98,308	336,438
CRH PLC	13,478	484,803
Greencore Group PLC	27,970	86,910
Paddy Power Betfair PLC	395	47,052
Smurfit Kappa Group PLC	7,850	265,727

Total Ireland		1,220,930
Israel – 0.5%
B Communications Ltd.*	10,160	186,305
Bank Hapoalim BM	34,996	257,960
Bezeq Israeli Telecommunication Corp., Ltd.	278,731	422,314
First International Bank of Israel Ltd.	7,081	147,182
Frutarom Industries Ltd.	1,685	158,470
Harel Insurance Investments & Financial Services Ltd.	47,899	351,690
Israel Chemicals Ltd.	74,074	300,849
Mizrahi Tefahot Bank Ltd.	13,237	244,597

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	35

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2017

Investments	Shares	Value
Nice Ltd.	1,349	$122,207
Teva Pharmaceutical Industries Ltd.	32,440	613,451

Total Israel		2,805,025
Italy – 3.5%
A2A SpA	168,464	311,934
ACEA SpA	16,229	300,112
Anima Holding SpA(b)	12,606	90,218
Ascopiave SpA	39,804	169,487
Assicurazioni Generali SpA	60,961	1,112,670
Atlantia SpA	26,987	852,926
Banca Mediolanum SpA	8,259	71,554
BPER Banca	16,255	82,175
Cementir Holding SpA	9,465	85,810
Davide Campari-Milano SpA	3,464	26,808
De’ Longhi SpA	2,696	81,679
DiaSorin SpA	3,711	329,757
Ei Towers SpA	4,351	279,520
Enav SpA(b)	74,688	404,481
Enel SpA	479,427	2,953,321
Eni SpA	127,791	2,117,630
FinecoBank Banca Fineco SpA	21,255	217,839
Hera SpA	82,428	288,031
Infrastrutture Wireless Italiane SpA(b)	50,622	376,879
Intesa Sanpaolo SpA	818,176	2,721,431
Iren SpA	154,635	464,214
Luxottica Group SpA	7,814	479,943
Parmalat SpA	101,559	378,051
Poste Italiane SpA(b)	41,589	313,374
Recordati SpA	9,481	421,920
Saras SpA	59,419	142,986
Snam SpA	148,694	728,491
Societa Iniziative Autostradali e Servizi SpA	25,917	483,000
Telecom Italia SpA RSP	132,082	94,528
Terna Rete Elettrica Nazionale SpA	132,202	768,976
Unione di Banche Italiane SpA	57,453	251,536
UnipolSai Assicurazioni SpA	176,504	412,659

Total Italy		17,813,940
Japan – 18.2%
AIT Corp.	26,500	321,105
Alpen Co., Ltd.	13,500	291,092
Amada Holdings Co., Ltd.	67,200	915,089
Astellas Pharma, Inc.	58,700	748,796
Bank of Kyoto Ltd. (The)	5,200	270,963
Benesse Holdings, Inc.	9,400	331,691
Bridgestone Corp.	25,800	1,199,648
Canon, Inc.	69,300	2,583,755
Chiba Bank Ltd. (The)	34,000	283,107
Dai-ichi Life Holdings, Inc.	33,700	695,240
Daicel Corp.	33,700	383,519
Daido Steel Co., Ltd.	4,000	246,427
Daiichi Sankyo Co., Ltd.	24,700	643,976
Daito Trust Construction Co., Ltd.	2,700	550,666
Daiwa House Industry Co., Ltd.	11,700	449,409
Daiwa Securities Group, Inc.	115,000	721,647
Denso Corp.	20,500	1,230,728
Eagle Industry Co., Ltd.	23,900	447,237
Eisai Co., Ltd.	7,700	438,555
FANUC Corp.	2,600	624,554
Fast Retailing Co., Ltd.	1,200	478,402
Fujitsu Ltd.	43,000	306,401
Fukuoka Financial Group, Inc.	32,000	179,814
Gfoot Co., Ltd.(a)	23,900	167,183
Goldcrest Co., Ltd.	5,300	107,082
Gunma Bank Ltd. (The)	72,200	437,110
Hachijuni Bank Ltd. (The)	73,900	424,441
Hiday Hidaka Corp.	11,300	346,072
Hitachi Chemical Co., Ltd.	29,300	752,723
Hitachi Ltd.	202,000	1,574,219
Hitachi Metals Ltd.	23,800	341,841
Hokuhoku Financial Group, Inc.	24,000	375,393
Honda Motor Co., Ltd.	62,100	2,128,985
Hulic Co., Ltd.	33,700	378,732
Idemitsu Kosan Co., Ltd.	8,000	321,349
Isetan Mitsukoshi Holdings Ltd.	34,500	427,843
Isuzu Motors Ltd.	39,800	666,690
ITOCHU Corp.	67,500	1,260,120
Iyo Bank Ltd. (The)	33,900	271,742
J. Front Retailing Co., Ltd.	34,900	657,725
Japan Airlines Co., Ltd.	17,500	684,776
Japan Asia Group Ltd.	64,100	308,977
Japan Post Holdings Co., Ltd.(a)	137,300	1,574,715
Japan Post Insurance Co., Ltd.	23,700	558,154
Japan Tobacco, Inc.	51,000	1,643,862
JSR Corp.	33,700	663,530
JXTG Holdings, Inc.	102,700	662,787
Kawasaki Heavy Industries Ltd.	12,800	449,392
KDDI Corp.	73,600	1,832,323
Keihanshin Building Co., Ltd.	54,600	429,917
Keiyo Co., Ltd.(a)	101,500	615,397
KFC Holdings Japan Ltd.	20,800	370,578
Komatsu Ltd.	42,300	1,531,286
Konica Minolta, Inc.	20,000	192,455
Kubota Corp.	22,700	445,234
Kuraray Co., Ltd.	33,800	637,894
Lawson, Inc.	4,700	312,499
LIXIL Group Corp.	10,100	273,458
Marubeni Corp.	85,500	619,410
Mazda Motor Corp.	12,000	161,012
McDonald’s Holdings Co., Japan Ltd.(a)	7,400	325,495
MINEBEA MITSUMI, Inc.	22,500	471,971
Mitsubishi Chemical Holdings Corp.	100,900	1,107,526
Mitsubishi Corp.	67,400	1,862,549
Mitsubishi Electric Corp.	36,000	598,083
Mitsubishi Heavy Industries Ltd.	19,800	739,973
Mitsubishi Materials Corp.	8,900	316,813
Mitsubishi Motors Corp.	32,900	237,733
Mitsubishi Tanabe Pharma Corp.	19,400	401,605

See Notes to Financial Statements.

36	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2017

Investments	Shares	Value
Mitsubishi UFJ Financial Group, Inc.	316,400	$2,321,109
Mitsui & Co., Ltd.	101,200	1,645,791
Mitsui Mining & Smelting Co., Ltd.	5,600	327,599
Mizuho Financial Group, Inc.	1,045,400	1,898,703
Modec, Inc.	7,500	193,742
MOS Food Services, Inc.	8,900	271,780
MS&AD Insurance Group Holdings, Inc.	28,600	968,312
Murata Manufacturing Co., Ltd.	2,600	348,975
Nachi-Fujikoshi Corp.	68,000	456,352
Nagaileben Co., Ltd.	3,100	77,933
Nakanishi, Inc.	4,600	240,107
NGK Spark Plug Co., Ltd.	22,000	534,913
Nintendo Co., Ltd.	1,500	548,469
Nippon Telegraph & Telephone Corp.	58,000	2,729,321
Nissan Motor Co., Ltd.	168,800	1,683,505
NOK Corp.	9,400	219,542
Nomura Holdings, Inc.	85,600	505,393
Nomura Real Estate Holdings, Inc.	22,000	493,316
NTN Corp.	79,800	395,989
NTT DOCOMO, Inc.	114,200	2,697,614
Oji Holdings Corp.	61,000	406,125
Ono Pharmaceutical Co., Ltd.	10,800	251,760
Otsuka Holdings Co., Ltd.	10,700	469,983
Panasonic Corp.	75,100	1,099,667
Raysum Co., Ltd.	10,100	130,991
Resona Holdings, Inc.	105,800	632,170
Ricoh Co., Ltd.	24,200	224,921
SAMTY Co., Ltd.(a)	25,300	377,310
Sega Sammy Holdings, Inc.	33,800	419,462
Seiko Epson Corp.	33,600	793,097
Seiko Holdings Corp.	6,000	174,700
Sekisui House Ltd.	20,600	372,226
Seven & I Holdings Co., Ltd.	17,800	739,968
Shin-Etsu Chemical Co., Ltd.	14,500	1,473,813
SoftBank Group Corp.	6,800	538,447
Sojitz Corp.	168,500	517,541
Sompo Holdings, Inc.	20,800	805,781
Sony Financial Holdings, Inc.	24,400	432,334
Sparx Group Co., Ltd.(a)	173,900	481,640
Subaru Corp.	31,800	1,011,446
SUMCO Corp.	14,900	381,990
Sumitomo Corp.	55,800	948,575
Sumitomo Metal Mining Co., Ltd.	17,100	786,008
Sumitomo Mitsui Financial Group, Inc.	49,000	2,117,461
Sumitomo Mitsui Trust Holdings, Inc.	13,800	547,957
Sumitomo Rubber Industries Ltd.(a)	24,900	463,297
Suzuki Motor Corp.	9,100	527,824
T&D Holdings, Inc.	33,800	578,186
Takeda Pharmaceutical Co., Ltd.	29,400	1,670,567
Tokai Tokyo Financial Holdings, Inc.	97,500	629,228
Tokio Marine Holdings, Inc.	26,500	1,209,379
Tokyo Electron Ltd.	4,400	796,804
Tokyu Fudosan Holdings Corp.	30,700	222,108
Toyo Tire & Rubber Co., Ltd.	5,900	121,928
Toyota Motor Corp.	105,474	6,753,519
Unizo Holdings Co., Ltd.	1,400	38,029
Yahoo Japan Corp.	93,100	427,277
Yamaha Corp.	8,500	313,893
Yokohama Rubber Co., Ltd. (The)(a)	8,600	210,935

Total Japan		93,667,287
Netherlands – 2.2%
Aalberts Industries N.V.	2,360	120,143
ABN AMRO Group N.V. CVA(b)	25,552	825,369
Aegon N.V.	62,308	397,665
Akzo Nobel N.V.	5,182	454,370
Arcadis N.V.	5,451	124,726
ASM International N.V.(a)	4,579	309,948
ASML Holding N.V.	3,416	595,396
BE Semiconductor Industries N.V.	1,388	116,520
BinckBank N.V.	23,516	125,207
Brunel International N.V.	2,096	38,257
Corbion N.V.	4,721	153,062
Euronext N.V.(b)	1,337	83,179
Gemalto N.V.	1,349	80,184
Heineken N.V.	9,437	985,087
IMCD Group N.V.	3,037	191,203
ING Groep N.V.	127,644	2,348,939
Koninklijke Ahold Delhaize N.V.	25,861	569,373
Koninklijke DSM N.V.	3,981	380,853
Koninklijke KPN N.V.	61,585	215,050
Koninklijke Philips N.V.	27,110	1,026,744
Koninklijke Vopak N.V.	5,932	260,493
NN Group N.V.	17,573	762,192
Randstad Holding N.V.	4,734	291,278
Steinhoff International Holdings N.V.	112,490	42,820
Wessanen	8,987	185,400
Wolters Kluwer N.V.	9,156	478,042

Total Netherlands		11,161,500
New Zealand – 0.6%
Air New Zealand Ltd.	142,456	323,194
Contact Energy Ltd.	67,747	267,890
EBOS Group Ltd.	12,066	159,184
Freightways Ltd.	50,852	277,393
Genesis Energy Ltd.	171,874	308,037
Kiwi Property Group Ltd.	183,583	183,443
Mainfreight Ltd.	8,092	146,120
Mercury NZ Ltd.	82,133	196,852
Metlifecare Ltd.	56,345	244,443
Port of Tauranga Ltd.	101,265	355,777
SKY Network Television Ltd.	52,180	104,280
Trustpower Ltd.	43,895	186,684
Z Energy Ltd.	31,550	172,102

Total New Zealand		2,925,399
Norway – 1.8%
Aker ASA Class A	5,818	286,655
Aker BP ASA	22,122	546,062

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	37

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2017

Investments	Shares	Value
American Shipping Co. ASA*	22,881	$66,858
Austevoll Seafood ASA	31,708	264,577
DNB ASA	26,666	495,870
Entra ASA(b)	15,825	236,040
Gjensidige Forsikring ASA	16,268	308,082
Kongsberg Gruppen ASA	9,784	180,624
Leroy Seafood Group ASA	53,954	290,108
Marine Harvest ASA*	35,744	607,434
Norsk Hydro ASA	81,020	617,604
Ocean Yield ASA	24,730	210,131
Orkla ASA	46,890	499,034
Protector Forsikring ASA	18,890	207,853
Salmar ASA	6,322	190,757
SpareBank 1 SMN	28,286	284,439
SpareBank 1 SR-Bank ASA	28,277	300,769
Statoil ASA	109,636	2,348,381
Telenor ASA	51,468	1,106,839
TGS Nopec Geophysical Co. ASA	2,698	64,058
Yara International ASA	6,254	288,028

Total Norway		9,400,203
Portugal – 0.4%
CTT-Correios de Portugal S.A.	23,771	100,105
EDP – Energias de Portugal S.A.	194,104	672,436
Galp Energia, SGPS, S.A.	34,013	625,916
Jeronimo Martins, SGPS, S.A.	15,850	308,234
REN – Redes Energeticas Nacionais, SGPS, S.A.	75,892	225,914
Semapa-Sociedade de Investimento e Gestao	13,127	280,501

Total Portugal		2,213,106
Singapore – 1.8%
Asian Pay Television Trust	325,300	143,615
CapitaLand Ltd.	236,100	623,640
City Developments Ltd.	33,500	313,091
ComfortDelGro Corp., Ltd.	101,100	149,789
DBS Group Holdings Ltd.	67,400	1,253,285
Frasers Centrepoint Ltd.	270,400	420,856
Hutchison Port Holdings Trust	1,180,200	489,783
Keppel Corp., Ltd.	88,700	487,837
M1 Ltd.	67,400	89,773
Olam International Ltd.(a)	134,800	204,762
Oversea-Chinese Banking Corp., Ltd.	92,200	854,802
RHT Health Trust	141,300	88,815
Sembcorp Industries Ltd.	101,100	229,223
Sembcorp Marine Ltd.(a)	58,000	79,856
SIA Engineering Co., Ltd.	93,700	219,456
Singapore Technologies Engineering Ltd.	133,500	325,659
Singapore Telecommunications Ltd.	698,900	1,867,011
StarHub Ltd.	104,900	223,709
United Engineers Ltd.	67,500	133,343
United Overseas Bank Ltd.	57,128	1,130,676

Total Singapore		9,328,981
Spain – 4.0%
Abertis Infraestructuras S.A.	30,745	684,840
Amadeus IT Group S.A.	10,003	722,018
Atresmedia Corp. de Medios de Comunicacion S.A.	8,702	90,909
Banco Bilbao Vizcaya Argentaria S.A.	242,475	2,070,759
Banco de Sabadell S.A.	88,083	175,155
Banco Santander S.A.	418,398	2,752,718
Bankia S.A.	98,931	473,641
Bankinter S.A.	17,237	163,598
CaixaBank S.A.	186,847	872,559
Cia de Distribucion Integral Logista Holdings S.A.	8,770	201,880
Distribuidora Internacional de Alimentacion S.A.	23,612	122,004
Ebro Foods S.A.	10,536	246,960
Enagas S.A.(a)	10,792	309,332
Endesa S.A.	48,595	1,041,891
Ferrovial S.A.	32,076	728,932
Gas Natural SDG S.A.	39,950	923,460
Grupo Catalana Occidente S.A.	558	24,752
Iberdrola S.A.	224,373	1,740,499
Industria de Diseno Textil S.A.	49,274	1,718,541
Mapfre S.A.	120,424	387,253
Mediaset Espana Comunicacion S.A.	15,513	174,340
Obrascon Huarte Lain S.A.*(a)	16,078	96,165
Red Electrica Corp. S.A.	16,192	363,785
Repsol S.A.	78,004	1,381,123
Tecnicas Reunidas S.A.(a)	2,359	74,953
Telefonica S.A.	252,155	2,460,151
Viscofan S.A.	3,711	245,134
Zardoya Otis S.A.	6,027	66,003

Total Spain		20,313,355
Sweden – 2.9%
AAK AB	3,711	318,409
AF AB Class B	9,780	216,086
Assa Abloy AB Class B	13,744	286,043
Atlas Copco AB Class A	20,876	903,118
Atrium Ljungberg AB Class B	15,783	251,179
Avanza Bank Holding AB	1,329	55,854
Axfood AB	12,477	240,930
Com Hem Holding AB	20,404	312,508
Electrolux AB Series B	6,743	217,670
Fabege AB	17,198	366,751
Hennes & Mauritz AB Class B	39,637	819,608
Hexpol AB	2,542	25,816
Husqvarna AB Class B	12,044	114,887
ICA Gruppen AB	10,051	365,703
Indutrade AB	3,477	94,957
Investment AB Latour Class B	2,886	35,566
Kinnevik AB Class B	7,536	255,235
Lifco AB Class B	3,313	115,080
Loomis AB Class B	3,712	156,233
NetEnt AB*	3,130	21,599
Nordea Bank AB	187,622	2,275,525
Sandvik AB	33,015	579,451
Securitas AB Class B	14,839	259,535
Skandinaviska Enskilda Banken AB Class A	83,073	977,091
Skanska AB Class B	8,515	176,800

See Notes to Financial Statements.

38	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2017

Investments	Shares	Value
SKF AB Class B	10,658	$237,177
Svenska Cellulosa AB SCA Class B	16,187	167,159
Svenska Handelsbanken AB Class A	48,574	665,649
Swedbank AB Class A	56,357	1,362,205
Swedish Match AB	7,745	305,732
Tele2 AB Class B	17,932	220,769
Telefonaktiebolaget LM Ericsson Class B	64,618	424,999
Telia Co. AB	98,715	440,676
Thule Group AB(b)	8,433	190,444
Trelleborg AB Class B	14,228	330,176
Volvo AB Class B	47,901	893,372
Wallenstam AB Class B	34,746	334,835

Total Sweden		15,014,827
Switzerland – 7.7%
ABB Ltd. Registered Shares	44,150	1,183,374
Adecco Group AG Registered Shares	2,179	166,695
Baloise Holding AG Registered Shares	1,685	262,303
BKW AG	3,787	225,199
Cie Financiere Richemont S.A. Registered Shares	10,599	960,382
Clariant AG Registered Shares*	4,386	122,646
Coca-Cola HBC AG*	10,792	353,293
Credit Suisse Group AG Registered Shares*	82,853	1,479,366
DKSH Holding AG	3,374	295,160
EMS-Chemie Holding AG Registered Shares	617	411,861
GAM Holding AG*	3,006	48,583
Geberit AG Registered Shares	1,012	445,612
Givaudan S.A. Registered Shares	337	778,783
Julius Baer Group Ltd.*	4,231	258,766
Kuehne + Nagel International AG Registered Shares	6,342	1,122,622
LafargeHolcim Ltd. Registered Shares*	19,147	1,079,659
Logitech International S.A. Registered Shares	7,297	246,353
Lonza Group AG Registered Shares*	2,027	547,675
Mobilezone Holding AG Registered Shares(a)	22,624	298,326
Nestle S.A. Registered Shares	79,800	6,862,227
Novartis AG Registered Shares	83,072	7,024,251
Partners Group Holding AG(a)	431	295,442
Roche Holding AG Bearer Shares	7,072	1,786,687
Roche Holding AG Genusschein	18,599	4,704,621
SGS S.A. Registered Shares	337	878,725
Sonova Holding AG Registered Shares	1,686	263,324
STMicroelectronics N.V.	16,795	367,048
Straumann Holding AG Registered Shares	675	476,899
Sulzer AG Registered Shares	2,022	245,254
Sunrise Communications Group AG*(b)	3,260	297,732
Swatch Group AG (The) Bearer Shares	962	392,303
Swiss Life Holding AG Registered Shares*	1,011	357,922
Swiss Re AG	6,280	588,045
Swisscom AG Registered Shares	1,216	646,994
UBS Group AG Registered Shares*	84,975	1,564,342
Vifor Pharma AG	1,269	162,646
Vontobel Holding AG Registered Shares	2,362	149,064
Zurich Insurance Group AG	6,709	2,041,959

Total Switzerland		39,392,143
United Kingdom – 19.2%
Abcam PLC	10,581	151,007
Admiral Group PLC	8,432	228,356
Aggreko PLC	1,813	19,596
Ashmore Group PLC	9,256	50,723
Associated British Foods PLC	10,740	409,705
AstraZeneca PLC	44,881	3,109,101
Aviva PLC	87,150	597,124
Babcock International Group PLC	13,828	131,970
BAE Systems PLC	103,484	802,131
Barclays PLC	316,102	868,470
Barratt Developments PLC	58,061	508,559
BBA Aviation PLC	53,985	255,380
Bellway PLC	7,387	356,042
Berkeley Group Holdings PLC	8,091	459,366
BHP Billiton PLC	70,074	1,443,217
Big Yellow Group PLC	21,918	257,803
Bodycote PLC	6,726	83,070
Booker Group PLC	68,210	211,301
BP PLC	1,186,290	8,388,047
Brewin Dolphin Holdings PLC	25,302	133,486
British American Tobacco PLC	56,451	3,831,949
British Land Co. PLC (The)	34,741	324,976
Britvic PLC	21,996	242,504
BT Group PLC	349,180	1,283,384
Capita PLC	43,725	237,128
Carnival PLC	5,395	357,022
Centrica PLC	365,722	679,265
Close Brothers Group PLC	4,384	85,873
CNH Industrial N.V.	35,760	479,647
Compass Group PLC	41,060	888,702
Cranswick PLC	5,059	228,370
Croda International PLC	3,633	217,419
Debenhams PLC	224,281	105,430
Dechra Pharmaceuticals PLC	12,407	351,784
Derwent London PLC	4,049	170,782
Diageo PLC	71,690	2,642,668
Direct Line Insurance Group PLC	44,863	231,648
Dixons Carphone PLC	59,463	160,073
Domino’s Pizza Group PLC	33,396	156,175
Drax Group PLC	6,070	22,219
DS Smith PLC	37,446	262,140
Dunelm Group PLC	12,772	119,645
easyJet PLC	13,717	271,655
Electrocomponents PLC	23,090	195,687
EMIS Group PLC	17,007	232,593
esure Group PLC	7,198	24,197
Foxtons Group PLC	31,034	34,425
Fresnillo PLC	11,273	217,916
G4S PLC	61,734	222,973
Galliford Try PLC	12,180	211,888
GlaxoSmithKline PLC	221,795	3,967,938
Greggs PLC	7,080	133,989
Halfords Group PLC	8,515	40,292

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	39

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2017

Investments	Shares	Value
Halma PLC	8,786	$149,754
Hammerson PLC	32,720	242,113
Hargreaves Lansdown PLC	3,718	90,632
Hays PLC	84,455	208,957
Hikma Pharmaceuticals PLC	944	14,481
HomeServe PLC	30,495	333,936
Howden Joinery Group PLC	23,612	149,101
HSBC Holdings PLC	809,004	8,392,800
IMI PLC	4,949	89,241
Imperial Brands PLC	40,300	1,725,971
Inchcape PLC	16,523	174,900
Informa PLC	40,082	391,475
Inmarsat PLC	25,776	171,134
Intertek Group PLC	5,058	355,111
Intu Properties PLC(a)	70,572	241,530
ITV PLC	205,705	460,533
J Sainsbury PLC	71,614	233,858
Jardine Lloyd Thompson Group PLC	12,358	232,537
John Wood Group PLC	4,659	40,966
Johnson Matthey PLC	4,386	182,445
Kcom Group PLC	215,955	265,111
Ladbrokes Coral Group PLC	96,263	236,870
Land Securities Group PLC	21,184	288,859
Legal & General Group PLC	111,456	412,060
Lloyds Banking Group PLC	1,419,104	1,306,543
London Stock Exchange Group PLC	2,023	103,800
Low & Bonar PLC	52,850	39,142
LSL Property Services PLC	19,621	74,252
Marks & Spencer Group PLC	93,969	400,163
Mediclinic International PLC(a)	5,060	44,458
Meggitt PLC	29,684	193,628
Melrose Industries PLC	6,743	19,356
Micro Focus International PLC	5,001	170,684
Mondi PLC	11,129	290,707
Moneysupermarket.com Group PLC	38,457	185,305
Morgan Advanced Materials PLC	58,252	265,794
N Brown Group PLC	33,641	123,190
National Grid PLC	139,686	1,653,591
NEX Group PLC	23,873	195,864
Old Mutual PLC	57,074	178,888
Pagegroup PLC	32,383	204,793
Pearson PLC	48,741	485,277
Pennon Group PLC	16,523	175,012
Persimmon PLC	13,487	499,535
Pets at Home Group PLC	87,232	208,157
Prudential PLC	37,096	956,210
PZ Cussons PLC	23,604	103,295
QinetiQ Group PLC	20,435	63,884
Reckitt Benckiser Group PLC	16,589	1,552,677
Redde PLC	44,864	106,359
RELX N.V.	27,998	644,327
RELX PLC	36,437	857,156
Renishaw PLC	1,390	98,247
Restaurant Group PLC (The)	18,884	76,891
Rightmove PLC	3,037	184,874
Rio Tinto PLC	49,884	2,660,084
Rolls-Royce Holdings PLC*	30,886	353,885
Rotork PLC	42,840	154,673
Royal Dutch Shell PLC Class A	236,019	7,918,011
Royal Dutch Shell PLC Class B	272,237	9,238,017
Royal Mail PLC	69,989	428,416
Saga PLC	10,824	18,449
Sage Group PLC (The)	32,382	349,562
Savills PLC	14,502	194,803
Segro PLC	55,333	439,379
Severn Trent PLC	11,802	345,167
Smith & Nephew PLC	19,561	340,819
Smiths Group PLC	16,186	326,245
Soco International PLC	35,146	53,011
Spirax-Sarco Engineering PLC	3,344	254,226
SSE PLC	64,598	1,153,481
St. James’s Place PLC	7,426	123,158
Standard Life Aberdeen PLC	83,149	491,087
TalkTalk Telecom Group PLC(a)	125,675	258,240
Tate & Lyle PLC	25,977	247,037
Taylor Wimpey PLC	82,240	229,620
Ted Baker PLC	3,037	111,376
Telecom Plus PLC	7,755	125,992
TP ICAP PLC	21,486	154,627
Travis Perkins PLC	11,642	246,782
Trinity Mirror PLC	66,021	71,001
U & I Group PLC	33,646	87,957
Unilever N.V. CVA	45,186	2,547,748
Unilever PLC	28,727	1,603,188
United Utilities Group PLC	27,998	314,167
Vedanta Resources PLC	20,257	220,454
Victrex PLC	3,416	121,902
Vodafone Group PLC	1,061,475	3,374,389
Weir Group PLC (The)	6,375	183,083
WH Smith PLC	7,754	246,182
Whitbread PLC	3,375	182,621
Xaar PLC	24,200	121,043

Total United Kingdom		98,933,126
TOTAL COMMON STOCKS (Cost: $437,051,995)		513,945,724
RIGHTS – 0.0%
Australia – 0.0%
Cleanaway Waste Management Ltd., expiring 1/19/18*
(Cost $0)	55,318	6,490
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
United States – 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c)
(Cost: $3,121,384)(d)	3,121,384	3,121,384
TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $440,173,379)		517,073,598
Other Assets less Liabilities – (0.6)%		(2,981,260)

NET ASSETS – 100.0%		$514,092,338

See Notes to Financial Statements.

40	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2017

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.

(d)

At December 31, 2017, the total market value of the Fund’s securities on loan was $5,834,535 and the total market value of the collateral held by the Fund was $6,222,069. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,100,685.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/3/2018	4,848,915	AUD	3,792,467	USD	$112	$—
Bank of America N.A.	1/3/2018	2,895,856	DKK	467,020	USD	23	—
Bank of America N.A.	1/3/2018	10,302,829	EUR	12,371,266	USD	373	—
Bank of America N.A.	1/3/2018	7,118,286	GBP	9,628,913	USD	347	—
Bank of America N.A.	1/3/2018	936,008	ILS	269,596	USD	19	—
Bank of America N.A.	1/3/2018	10,493,198	NOK	1,282,825	USD	64	—
Bank of America N.A.	1/3/2018	12,886,923	SEK	1,574,054	USD	—	(79)
Bank of America N.A.	1/3/2018	3,808,609	USD	5,017,963	AUD	—	(116,191)
Bank of America N.A.	1/3/2018	469,008	USD	2,920,642	DKK	—	(2,033)
Bank of America N.A.	1/3/2018	12,423,923	USD	10,396,936	EUR	—	(60,720)
Bank of America N.A.	1/3/2018	9,669,898	USD	7,134,508	GBP	18,694	—
Bank of America N.A.	1/3/2018	270,743	USD	945,013	ILS	—	(1,466)
Bank of America N.A.	1/3/2018	1,288,286	USD	10,667,702	NOK	—	(15,938)
Bank of America N.A.	1/3/2018	1,580,754	USD	13,138,492	SEK	—	(23,947)
Bank of America N.A.	1/4/2018	7,794,032	CHF	7,998,219	USD	—	(238)
Bank of America N.A.	1/4/2018	394,984	NZD	280,904	USD	8	—
Bank of America N.A.	1/4/2018	1,266,756	SGD	947,861	USD	44	—
Bank of America N.A.	1/4/2018	8,032,263	USD	7,864,734	CHF	—	(38,270)
Bank of America N.A.	1/4/2018	282,099	USD	411,269	NZD	—	(10,395)
Bank of America N.A.	1/4/2018	951,895	USD	1,281,989	SGD	—	(7,409)
Bank of America N.A.	1/9/2018	1,095,167,930	JPY	9,723,564	USD	327	—
Bank of America N.A.	1/9/2018	9,764,951	USD	1,090,396,417	JPY	83,426	—
Bank of America N.A.	2/2/2018	6,604,139	USD	8,443,808	AUD	—	(365)
Bank of America N.A.	2/2/2018	8,116,754	USD	7,893,957	CHF	—	(372)
Bank of America N.A.	2/2/2018	483,074	USD	2,990,185	DKK	—	(64)
Bank of America N.A.	2/2/2018	12,321,736	USD	10,244,432	EUR	—	(1,121)
Bank of America N.A.	2/2/2018	9,943,090	USD	7,343,624	GBP	—	(603)
Bank of America N.A.	2/2/2018	292,074	USD	1,012,765	ILS	26	—
Bank of America N.A.	2/2/2018	1,965,875	USD	16,067,014	NOK	—	(149)
Bank of America N.A.	2/2/2018	300,415	USD	422,591	NZD	—	(21)
Bank of America N.A.	2/2/2018	1,577,001	USD	12,888,815	SEK	—	(2)
Bank of America N.A.	2/5/2018	16,411,546	USD	1,846,188,967	JPY	—	(1,940)
Bank of America N.A.	2/5/2018	947,367	USD	1,265,532	SGD	—	(57)
Bank of Montreal	1/3/2018	3,694,401	AUD	2,889,502	USD	74	—
Bank of Montreal	1/3/2018	2,206,319	DKK	355,826	USD	9	—
Bank of Montreal	1/3/2018	7,849,738	EUR	9,425,730	USD	237	—
Bank of Montreal	1/3/2018	5,423,399	GBP	7,336,319	USD	183	—
Bank of Montreal	1/3/2018	713,112	ILS	205,408	USD	2	—
Bank of Montreal	1/3/2018	7,994,655	NOK	977,395	USD	24	—
Bank of Montreal	1/3/2018	9,818,884	SEK	1,199,283	USD	—	(30)
Bank of Montreal	1/4/2018	5,938,344	CHF	6,093,884	USD	—	(150)
Bank of Montreal	1/4/2018	300,940	NZD	214,023	USD	6	—
Bank of Montreal	1/4/2018	965,078	SGD	722,180	USD	—	(18)
Bank of Montreal	1/9/2018	834,406,510	JPY	7,408,432	USD	183	—
Bank of Montreal	2/2/2018	5,031,726	USD	6,433,198	AUD	—	(137)
Bank of Montreal	2/2/2018	6,184,194	USD	6,014,413	CHF	—	(252)
Bank of Montreal	2/2/2018	368,060	USD	2,278,061	DKK	—	(17)
Bank of Montreal	2/2/2018	9,387,993	USD	7,804,986	EUR	—	(495)

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	41

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	2/2/2018	7,575,691	USD	5,595,082	GBP	$—	$(376)
Bank of Montreal	2/2/2018	222,534	USD	771,678	ILS	8	—
Bank of Montreal	2/2/2018	1,497,812	USD	12,241,174	NOK	—	(67)
Bank of Montreal	2/2/2018	228,890	USD	321,975	NZD	—	(14)
Bank of Montreal	2/2/2018	1,201,527	USD	9,820,014	SEK	5	—
Bank of Montreal	2/5/2018	12,504,038	USD	1,406,539,221	JPY	—	(756)
Bank of Montreal	2/5/2018	721,807	USD	964,272	SGD	—	(83)
Barclays Bank PLC	1/3/2018	4,848,896	AUD	3,792,467	USD	97	—
Barclays Bank PLC	1/3/2018	2,895,786	DKK	467,020	USD	12	—
Barclays Bank PLC	1/3/2018	10,302,777	EUR	12,371,266	USD	311	—
Barclays Bank PLC	1/3/2018	7,118,186	GBP	9,628,913	USD	212	—
Barclays Bank PLC	1/3/2018	935,921	ILS	269,596	USD	—	(6)
Barclays Bank PLC	1/3/2018	10,492,931	NOK	1,282,825	USD	31	—
Barclays Bank PLC	1/3/2018	12,887,252	SEK	1,574,054	USD	—	(38)
Barclays Bank PLC	1/3/2018	3,808,609	USD	5,017,937	AUD	—	(116,171)
Barclays Bank PLC	1/3/2018	469,008	USD	2,920,691	DKK	—	(2,041)
Barclays Bank PLC	1/3/2018	12,423,923	USD	10,396,893	EUR	—	(60,668)
Barclays Bank PLC	1/3/2018	9,669,898	USD	7,134,192	GBP	19,121	—
Barclays Bank PLC	1/3/2018	270,743	USD	944,972	ILS	—	(1,454)
Barclays Bank PLC	1/3/2018	1,288,286	USD	10,667,241	NOK	—	(15,881)
Barclays Bank PLC	1/3/2018	1,580,754	USD	13,137,681	SEK	—	(23,848)
Barclays Bank PLC	1/4/2018	7,794,104	CHF	7,998,219	USD	—	(164)
Barclays Bank PLC	1/4/2018	394,983	NZD	280,904	USD	8	—
Barclays Bank PLC	1/4/2018	1,266,437	SGD	947,861	USD	—	(194)
Barclays Bank PLC	1/4/2018	8,032,263	USD	7,864,638	CHF	—	(38,171)
Barclays Bank PLC	1/4/2018	282,099	USD	411,274	NZD	—	(10,399)
Barclays Bank PLC	1/4/2018	951,895	USD	1,282,041	SGD	—	(7,448)
Barclays Bank PLC	1/9/2018	1,095,145,566	JPY	9,723,564	USD	128	—
Barclays Bank PLC	1/9/2018	9,764,951	USD	1,090,356,381	JPY	83,782	—
Barclays Bank PLC	2/2/2018	6,604,139	USD	8,443,873	AUD	—	(416)
Barclays Bank PLC	2/2/2018	8,116,754	USD	7,894,063	CHF	—	(481)
Barclays Bank PLC	2/2/2018	483,074	USD	2,990,045	DKK	—	(41)
Barclays Bank PLC	2/2/2018	12,321,736	USD	10,244,091	EUR	—	(711)
Barclays Bank PLC	2/2/2018	9,943,090	USD	7,343,721	GBP	—	(736)
Barclays Bank PLC	2/2/2018	292,074	USD	1,012,883	ILS	—	(8)
Barclays Bank PLC	2/2/2018	1,965,875	USD	16,078,312	NOK	—	(1,531)
Barclays Bank PLC	2/2/2018	300,415	USD	422,591	NZD	—	(21)
Barclays Bank PLC	2/2/2018	1,577,001	USD	12,890,365	SEK	—	(192)
Barclays Bank PLC	2/5/2018	16,411,546	USD	1,846,133,168	JPY	—	(1,444)
Barclays Bank PLC	2/5/2018	947,367	USD	1,265,730	SGD	—	(206)
Citibank N.A.	1/3/2018	99,625	AUD	76,868	USD	1,053	—
Citibank N.A.	1/3/2018	4,848,915	AUD	3,792,467	USD	112	—
Citibank N.A.	1/3/2018	59,286	DKK	9,466	USD	96	—
Citibank N.A.	1/3/2018	2,895,856	DKK	467,020	USD	23	—
Citibank N.A.	1/3/2018	210,931	EUR	250,747	USD	2,539	—
Citibank N.A.	1/3/2018	10,302,829	EUR	12,371,266	USD	373	—
Citibank N.A.	1/3/2018	145,832	GBP	195,164	USD	2,110	—
Citibank N.A.	1/3/2018	7,118,244	GBP	9,628,913	USD	290	—
Citibank N.A.	1/3/2018	19,074	ILS	5,464	USD	30	—
Citibank N.A.	1/3/2018	935,955	ILS	269,596	USD	3	—
Citibank N.A.	1/3/2018	216,191	NOK	26,001	USD	430	—
Citibank N.A.	1/3/2018	10,492,989	NOK	1,282,825	USD	38	—
Citibank N.A.	1/3/2018	265,917	SEK	31,904	USD	574	—
Citibank N.A.	1/3/2018	12,887,954	SEK	1,574,054	USD	47	—
Citibank N.A.	1/3/2018	3,808,609	USD	5,017,983	AUD	—	(116,207)
Citibank N.A.	1/3/2018	469,008	USD	2,920,987	DKK	—	(2,089)
Citibank N.A.	1/3/2018	12,423,923	USD	10,396,971	EUR	—	(60,762)
Citibank N.A.	1/3/2018	9,669,898	USD	7,134,540	GBP	18,651	—

See Notes to Financial Statements.

42	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	1/3/2018	270,743	USD	944,936	ILS	$—	$(1,443)
Citibank N.A.	1/3/2018	1,288,286	USD	10,667,120	NOK	—	(15,867)
Citibank N.A.	1/3/2018	1,580,754	USD	13,137,963	SEK	—	(23,883)
Citibank N.A.	1/4/2018	160,052	CHF	162,112	USD	2,129	—
Citibank N.A.	1/4/2018	7,794,496	CHF	7,998,219	USD	238	—
Citibank N.A.	1/4/2018	8,109	NZD	5,694	USD	73	—
Citibank N.A.	1/4/2018	394,984	NZD	280,904	USD	8	—
Citibank N.A.	1/4/2018	25,808	SGD	19,212	USD	100	—
Citibank N.A.	1/4/2018	1,266,754	SGD	947,861	USD	42	—
Citibank N.A.	1/4/2018	8,032,263	USD	7,864,766	CHF	—	(38,303)
Citibank N.A.	1/4/2018	282,099	USD	411,245	NZD	—	(10,378)
Citibank N.A.	1/4/2018	951,895	USD	1,281,891	SGD	—	(7,336)
Citibank N.A.	1/9/2018	1,095,100,837	JPY	9,723,564	USD	—	(269)
Citibank N.A.	1/9/2018	9,764,951	USD	1,090,406,182	JPY	83,339	—
Citibank N.A.	2/2/2018	6,604,139	USD	8,443,657	AUD	—	(247)
Citibank N.A.	2/2/2018	8,116,754	USD	7,894,590	CHF	—	(1,023)
Citibank N.A.	2/2/2018	483,074	USD	2,990,136	DKK	—	(56)
Citibank N.A.	2/2/2018	12,321,736	USD	10,244,091	EUR	—	(711)
Citibank N.A.	2/2/2018	9,943,090	USD	7,343,564	GBP	—	(523)
Citibank N.A.	2/2/2018	292,074	USD	1,012,832	ILS	7	—
Citibank N.A.	2/2/2018	1,965,875	USD	16,066,300	NOK	—	(61)
Citibank N.A.	2/2/2018	300,415	USD	422,585	NZD	—	(16)
Citibank N.A.	2/2/2018	1,577,001	USD	12,889,690	SEK	—	(109)
Citibank N.A.	2/5/2018	16,411,546	USD	1,846,141,374	JPY	—	(1,517)
Citibank N.A.	2/5/2018	947,367	USD	1,265,509	SGD	—	(40)
Credit Suisse International	1/3/2018	4,848,896	AUD	3,792,467	USD	97	—
Credit Suisse International	1/3/2018	2,895,783	DKK	467,020	USD	12	—
Credit Suisse International	1/3/2018	10,302,777	EUR	12,371,266	USD	311	—
Credit Suisse International	1/3/2018	7,118,207	GBP	9,628,913	USD	241	—
Credit Suisse International	1/3/2018	935,990	ILS	269,596	USD	14	—
Credit Suisse International	1/3/2018	10,492,936	NOK	1,282,825	USD	32	—
Credit Suisse International	1/3/2018	12,887,244	SEK	1,574,054	USD	—	(39)
Credit Suisse International	1/4/2018	7,794,072	CHF	7,998,219	USD	—	(197)
Credit Suisse International	1/4/2018	394,982	NZD	280,904	USD	7	—
Credit Suisse International	1/4/2018	1,266,605	SGD	947,861	USD	—	(69)
Credit Suisse International	1/9/2018	1,095,133,897	JPY	9,723,564	USD	25	—
Credit Suisse International	2/2/2018	6,604,139	USD	8,443,733	AUD	—	(306)
Credit Suisse International	2/2/2018	8,116,754	USD	7,893,917	CHF	—	(330)
Credit Suisse International	2/2/2018	483,074	USD	2,990,013	DKK	—	(36)
Credit Suisse International	2/2/2018	12,321,736	USD	10,244,466	EUR	—	(1,162)
Credit Suisse International	2/2/2018	9,943,090	USD	7,343,786	GBP	—	(824)
Credit Suisse International	2/2/2018	292,074	USD	1,012,978	ILS	—	(35)
Credit Suisse International	2/2/2018	1,965,875	USD	16,066,809	NOK	—	(124)
Credit Suisse International	2/2/2018	300,415	USD	422,601	NZD	—	(28)
Credit Suisse International	2/2/2018	1,577,001	USD	12,889,216	SEK	—	(51)
Credit Suisse International	2/5/2018	16,411,546	USD	1,846,156,144	JPY	—	(1,649)
Credit Suisse International	2/5/2018	947,367	USD	1,265,907	SGD	—	(338)
Goldman Sachs	1/3/2018	3,808,609	USD	5,017,884	AUD	—	(116,129)
Goldman Sachs	1/3/2018	469,008	USD	2,920,948	DKK	—	(2,082)
Goldman Sachs	1/3/2018	12,423,923	USD	10,396,719	EUR	—	(60,459)
Goldman Sachs	1/3/2018	9,669,898	USD	7,134,024	GBP	19,349	—
Goldman Sachs	1/3/2018	270,743	USD	944,987	ILS	—	(1,458)
Goldman Sachs	1/3/2018	1,288,286	USD	10,667,744	NOK	—	(15,943)
Goldman Sachs	1/3/2018	1,580,754	USD	13,138,529	SEK	—	(23,952)
Goldman Sachs	1/4/2018	8,032,263	USD	7,864,525	CHF	—	(38,055)
Goldman Sachs	1/4/2018	282,099	USD	411,269	NZD	—	(10,395)
Goldman Sachs	1/4/2018	951,895	USD	1,282,004	SGD	—	(7,420)
Goldman Sachs	1/9/2018	9,764,951	USD	1,090,326,110	JPY	84,050	—

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	43

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	1/9/2018	22,259,820	JPY	197,082	USD	$561	$—
Morgan Stanley & Co. International	1/3/2018	2,901,802	USD	3,823,141	AUD	—	(88,468)
Morgan Stanley & Co. International	1/3/2018	357,340	USD	2,225,262	DKK	—	(1,550)
Morgan Stanley & Co. International	1/3/2018	9,465,849	USD	7,921,431	EUR	—	(46,207)
Morgan Stanley & Co. International	1/3/2018	7,367,543	USD	5,435,472	GBP	14,710	—
Morgan Stanley & Co. International	1/3/2018	206,284	USD	719,973	ILS	—	(1,102)
Morgan Stanley & Co. International	1/3/2018	981,552	USD	8,127,337	NOK	—	(12,089)
Morgan Stanley & Co. International	1/3/2018	1,204,387	USD	10,009,698	SEK	—	(18,171)
Morgan Stanley & Co. International	1/4/2018	6,119,820	USD	5,992,118	CHF	—	(29,095)
Morgan Stanley & Co. International	1/4/2018	214,937	USD	313,357	NZD	—	(7,922)
Morgan Stanley & Co. International	1/4/2018	725,256	USD	976,728	SGD	—	(5,623)
Morgan Stanley & Co. International	1/9/2018	7,439,966	USD	830,725,771	JPY	64,032	—
Royal Bank of Canada	1/3/2018	460,306	AUD	266,059	GBP	117	—
Royal Bank of Canada	1/3/2018	531,807	SEK	54,038	EUR	65	—
						$503,824	$(1,338,193)

CURRENCY LEGEND

AUD – Australian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – Euro

GBP – British pound

ILS – Israeli New shekel

JPY – Japanese yen

NOK – Norwegian krone

NZD – New Zealand dollar

SEK – Swedish krona

SGD – Singapore dollar

USD – U.S. dollar

See Notes to Financial Statements.

44	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

December 31, 2017

Investments	Shares	Value
EXCHANGE-TRADED FUND – 100.0%
United States – 100.0%
WisdomTree International Quality Dividend Growth Fund(a)
(Cost: $3,172,277)	122,033	$3,745,193
Other Assets less Liabilities – (0.0)%		(12)

NET ASSETS – 100.0%		$3,745,181
(a)	Affiliated company (See Note 3).

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/3/2018	23,882	AUD	18,679	USD	$1	$—
Bank of America N.A.	1/3/2018	113,547	DKK	18,312	USD	1	—
Bank of America N.A.	1/3/2018	61,570	EUR	73,931	USD	2	—
Bank of America N.A.	1/3/2018	53,260	GBP	72,045	USD	3	—
Bank of America N.A.	1/3/2018	9,176	ILS	2,643	USD	—	—
Bank of America N.A.	1/3/2018	55,810	NOK	6,823	USD	—	—
Bank of America N.A.	1/3/2018	243,288	SEK	29,716	USD	—	(1)
Bank of America N.A.	1/3/2018	18,804	USD	24,775	AUD	—	(574)
Bank of America N.A.	1/3/2018	18,434	USD	114,794	DKK	—	(80)
Bank of America N.A.	1/3/2018	74,424	USD	62,282	EUR	—	(364)
Bank of America N.A.	1/3/2018	72,526	USD	53,510	GBP	140	—
Bank of America N.A.	1/3/2018	2,660	USD	9,285	ILS	—	(14)
Bank of America N.A.	1/3/2018	6,869	USD	56,879	NOK	—	(85)
Bank of America N.A.	1/3/2018	29,915	USD	248,640	SEK	—	(453)
Bank of America N.A.	1/4/2018	96,701	CHF	99,234	USD	—	(3)
Bank of America N.A.	1/4/2018	2,278	NZD	1,620	USD	—	—
Bank of America N.A.	1/4/2018	910	SGD	681	USD	—	—
Bank of America N.A.	1/4/2018	99,897	USD	97,813	CHF	—	(476)
Bank of America N.A.	1/4/2018	1,631	USD	2,378	NZD	—	(60)
Bank of America N.A.	1/4/2018	685	USD	923	SGD	—	(5)
Bank of America N.A.	1/9/2018	6,709,499	JPY	59,571	USD	2	—
Bank of America N.A.	1/9/2018	59,969	USD	6,696,396	JPY	512	—
Bank of America N.A.	2/2/2018	32,125	USD	41,074	AUD	—	(2)
Bank of America N.A.	2/2/2018	99,944	USD	97,201	CHF	—	(5)
Bank of America N.A.	2/2/2018	19,067	USD	118,023	DKK	—	(3)
Bank of America N.A.	2/2/2018	73,633	USD	61,219	EUR	—	(6)
Bank of America N.A.	2/2/2018	74,182	USD	54,788	GBP	—	(4)
Bank of America N.A.	2/2/2018	2,765	USD	9,588	ILS	—	—
Bank of America N.A.	2/2/2018	10,667	USD	87,181	NOK	—	(1)
Bank of America N.A.	2/2/2018	1,758	USD	2,473	NZD	—	—
Bank of America N.A.	2/2/2018	28,963	USD	236,714	SEK	—	—
Bank of America N.A.	2/5/2018	99,205	USD	11,159,897	JPY	—	(12)
Bank of America N.A.	2/5/2018	678	USD	906	SGD	—	—
Bank of Montreal	1/3/2018	18,200	AUD	14,235	USD	—	—
Bank of Montreal	1/3/2018	86,516	DKK	13,953	USD	—	—
Bank of Montreal	1/3/2018	46,912	EUR	56,330	USD	1	—
Bank of Montreal	1/3/2018	40,581	GBP	54,895	USD	1	—
Bank of Montreal	1/3/2018	6,995	ILS	2,015	USD	—	—
Bank of Montreal	1/3/2018	42,542	NOK	5,201	USD	—	—
Bank of Montreal	1/3/2018	185,401	SEK	22,645	USD	—	(1)
Bank of Montreal	1/4/2018	73,681	CHF	75,611	USD	—	(2)
Bank of Montreal	1/4/2018	1,739	NZD	1,237	USD	—	—
Bank of Montreal	1/4/2018	694	SGD	519	USD	—	—
Bank of Montreal	1/9/2018	5,112,243	JPY	45,390	USD	1	—

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	45

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

December 31, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	2/2/2018	24,477	USD	31,295	AUD	$—	$(1)
Bank of Montreal	2/2/2018	76,149	USD	74,058	CHF	—	(3)
Bank of Montreal	2/2/2018	14,529	USD	89,925	DKK	—	(1)
Bank of Montreal	2/2/2018	56,102	USD	46,642	EUR	—	(3)
Bank of Montreal	2/2/2018	56,524	USD	41,746	GBP	—	(3)
Bank of Montreal	2/2/2018	2,108	USD	7,310	ILS	—	—
Bank of Montreal	2/2/2018	8,131	USD	66,452	NOK	—	—
Bank of Montreal	2/2/2018	1,344	USD	1,891	NZD	—	—
Bank of Montreal	2/2/2018	22,071	USD	180,385	SEK	—	—
Bank of Montreal	2/5/2018	75,588	USD	8,502,652	JPY	—	(5)
Bank of Montreal	2/5/2018	521	USD	696	SGD	—	—
Barclays Bank PLC	1/3/2018	23,882	AUD	18,679	USD	—	—
Barclays Bank PLC	1/3/2018	113,545	DKK	18,312	USD	—	—
Barclays Bank PLC	1/3/2018	61,570	EUR	73,931	USD	2	—
Barclays Bank PLC	1/3/2018	53,259	GBP	72,045	USD	2	—
Barclays Bank PLC	1/3/2018	9,175	ILS	2,643	USD	—	—
Barclays Bank PLC	1/3/2018	55,809	NOK	6,823	USD	—	—
Barclays Bank PLC	1/3/2018	243,294	SEK	29,716	USD	—	(1)
Barclays Bank PLC	1/3/2018	18,804	USD	24,775	AUD	—	(574)
Barclays Bank PLC	1/3/2018	18,434	USD	114,796	DKK	—	(80)
Barclays Bank PLC	1/3/2018	74,424	USD	62,281	EUR	—	(363)
Barclays Bank PLC	1/3/2018	72,526	USD	53,508	GBP	147	—
Barclays Bank PLC	1/3/2018	2,660	USD	9,284	ILS	—	(14)
Barclays Bank PLC	1/3/2018	6,869	USD	56,877	NOK	—	(89)
Barclays Bank PLC	1/3/2018	29,915	USD	248,624	SEK	—	(451)
Barclays Bank PLC	1/4/2018	96,702	CHF	99,234	USD	—	(2)
Barclays Bank PLC	1/4/2018	2,278	NZD	1,620	USD	—	—
Barclays Bank PLC	1/4/2018	910	SGD	681	USD	—	—
Barclays Bank PLC	1/4/2018	99,897	USD	97,812	CHF	—	(475)
Barclays Bank PLC	1/4/2018	1,631	USD	2,378	NZD	—	(60)
Barclays Bank PLC	1/4/2018	685	USD	923	SGD	—	(5)
Barclays Bank PLC	1/9/2018	6,709,362	JPY	59,571	USD	1	—
Barclays Bank PLC	1/9/2018	59,969	USD	6,696,150	JPY	515	—
Barclays Bank PLC	2/2/2018	32,125	USD	41,074	AUD	—	(2)
Barclays Bank PLC	2/2/2018	99,944	USD	97,202	CHF	—	(6)
Barclays Bank PLC	2/2/2018	19,067	USD	118,018	DKK	—	(2)
Barclays Bank PLC	2/2/2018	73,633	USD	61,217	EUR	—	(4)
Barclays Bank PLC	2/2/2018	74,182	USD	54,789	GBP	—	(5)
Barclays Bank PLC	2/2/2018	2,765	USD	9,589	ILS	—	—
Barclays Bank PLC	2/2/2018	10,667	USD	87,242	NOK	—	(8)
Barclays Bank PLC	2/2/2018	1,758	USD	2,473	NZD	—	—
Barclays Bank PLC	2/2/2018	28,963	USD	236,743	SEK	—	(4)
Barclays Bank PLC	2/5/2018	99,205	USD	11,159,560	JPY	—	(9)
Barclays Bank PLC	2/5/2018	678	USD	906	SGD	—	—
Citibank N.A.	1/3/2018	780	AUD	594	USD	16	—
Citibank N.A.	1/3/2018	23,882	AUD	18,679	USD	1	—
Citibank N.A.	1/3/2018	3,652	DKK	582	USD	7	—
Citibank N.A.	1/3/2018	113,547	DKK	18,312	USD	1	—
Citibank N.A.	1/3/2018	1,982	EUR	2,350	USD	30	—
Citibank N.A.	1/3/2018	61,570	EUR	73,931	USD	2	—
Citibank N.A.	1/3/2018	1,699	GBP	2,290	USD	9	—
Citibank N.A.	1/3/2018	53,260	GBP	72,045	USD	2	—
Citibank N.A.	1/3/2018	293	ILS	84	USD	1	—
Citibank N.A.	1/3/2018	9,176	ILS	2,643	USD	—	—
Citibank N.A.	1/3/2018	1,799	NOK	217	USD	3	—
Citibank N.A.	1/3/2018	55,809	NOK	6,823	USD	—	—
Citibank N.A.	1/3/2018	7,964	SEK	945	USD	28	—
Citibank N.A.	1/3/2018	243,307	SEK	29,716	USD	1	—

See Notes to Financial Statements.

46	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

December 31, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	1/3/2018	18,804	USD	24,775	AUD	$—	$(574)
Citibank N.A.	1/3/2018	18,434	USD	114,807	DKK	—	(82)
Citibank N.A.	1/3/2018	74,424	USD	62,282	EUR	—	(364)
Citibank N.A.	1/3/2018	72,526	USD	53,510	GBP	140	—
Citibank N.A.	1/3/2018	2,660	USD	9,284	ILS	—	(14)
Citibank N.A.	1/3/2018	6,869	USD	56,876	NOK	—	(85)
Citibank N.A.	1/3/2018	29,915	USD	248,630	SEK	—	(452)
Citibank N.A.	1/4/2018	3,106	CHF	3,155	USD	33	—
Citibank N.A.	1/4/2018	96,706	CHF	99,234	USD	3	—
Citibank N.A.	1/4/2018	76	NZD	52	USD	2	—
Citibank N.A.	1/4/2018	2,278	NZD	1,620	USD	—	—
Citibank N.A.	1/4/2018	30	SGD	22	USD	—	—
Citibank N.A.	1/4/2018	910	SGD	681	USD	—	—
Citibank N.A.	1/4/2018	99,897	USD	97,814	CHF	—	(476)
Citibank N.A.	1/4/2018	1,631	USD	2,378	NZD	—	(60)
Citibank N.A.	1/4/2018	685	USD	922	SGD	—	(5)
Citibank N.A.	1/9/2018	213,182	JPY	1,894	USD	—	(1)
Citibank N.A.	1/9/2018	6,709,088	JPY	59,571	USD	—	(2)
Citibank N.A.	1/9/2018	59,969	USD	6,696,456	JPY	512	—
Citibank N.A.	2/2/2018	32,125	USD	41,073	AUD	—	(1)
Citibank N.A.	2/2/2018	99,944	USD	97,208	CHF	—	(13)
Citibank N.A.	2/2/2018	19,067	USD	118,021	DKK	—	(2)
Citibank N.A.	2/2/2018	73,633	USD	61,217	EUR	—	(4)
Citibank N.A.	2/2/2018	74,182	USD	54,788	GBP	—	(4)
Citibank N.A.	2/2/2018	2,765	USD	9,588	ILS	—	—
Citibank N.A.	2/2/2018	10,667	USD	87,177	NOK	—	—
Citibank N.A.	2/2/2018	1,758	USD	2,473	NZD	—	—
Citibank N.A.	2/2/2018	28,963	USD	236,730	SEK	—	(2)
Citibank N.A.	2/5/2018	99,205	USD	11,159,610	JPY	—	(9)
Citibank N.A.	2/5/2018	678	USD	906	SGD	—	—
Credit Suisse International	1/3/2018	23,882	AUD	18,679	USD	—	—
Credit Suisse International	1/3/2018	113,545	DKK	18,312	USD	—	—
Credit Suisse International	1/3/2018	61,570	EUR	73,931	USD	2	—
Credit Suisse International	1/3/2018	53,260	GBP	72,045	USD	2	—
Credit Suisse International	1/3/2018	9,176	ILS	2,643	USD	—	—
Credit Suisse International	1/3/2018	55,809	NOK	6,823	USD	—	—
Credit Suisse International	1/3/2018	243,294	SEK	29,716	USD	—	(1)
Credit Suisse International	1/4/2018	96,701	CHF	99,234	USD	—	(2)
Credit Suisse International	1/4/2018	2,278	NZD	1,620	USD	—	—
Credit Suisse International	1/4/2018	910	SGD	681	USD	—	—
Credit Suisse International	1/9/2018	6,709,291	JPY	59,571	USD	—	—
Credit Suisse International	2/2/2018	32,125	USD	41,073	AUD	—	(1)
Credit Suisse International	2/2/2018	99,944	USD	97,200	CHF	—	(4)
Credit Suisse International	2/2/2018	19,067	USD	118,016	DKK	—	(1)
Credit Suisse International	2/2/2018	73,633	USD	61,220	EUR	—	(7)
Credit Suisse International	2/2/2018	74,182	USD	54,789	GBP	—	(6)
Credit Suisse International	2/2/2018	2,765	USD	9,590	ILS	—	—
Credit Suisse International	2/2/2018	10,667	USD	87,180	NOK	—	(1)
Credit Suisse International	2/2/2018	1,758	USD	2,473	NZD	—	—
Credit Suisse International	2/2/2018	28,963	USD	236,722	SEK	—	(1)
Credit Suisse International	2/5/2018	99,205	USD	11,159,699	JPY	—	(10)
Credit Suisse International	2/5/2018	678	USD	906	SGD	—	—
Goldman Sachs	1/3/2018	18,804	USD	24,774	AUD	—	(573)
Goldman Sachs	1/3/2018	18,434	USD	114,806	DKK	—	(82)
Goldman Sachs	1/3/2018	74,424	USD	62,280	EUR	—	(362)
Goldman Sachs	1/3/2018	72,526	USD	53,506	GBP	145	—
Goldman Sachs	1/3/2018	2,660	USD	9,284	ILS	—	(14)
Goldman Sachs	1/3/2018	6,869	USD	56,879	NOK	—	(85)

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	47

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

December 31, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	1/3/2018	29,915	USD	248,640	SEK	$—	$(453)
Goldman Sachs	1/4/2018	99,897	USD	97,811	CHF	—	(473)
Goldman Sachs	1/4/2018	1,631	USD	2,378	NZD	—	(60)
Goldman Sachs	1/4/2018	685	USD	923	SGD	—	(5)
Goldman Sachs	1/9/2018	59,969	USD	6,695,964	JPY	516	—
Morgan Stanley & Co. International	1/3/2018	14,329	USD	18,879	AUD	—	(437)
Morgan Stanley & Co. International	1/3/2018	14,047	USD	87,475	DKK	—	(61)
Morgan Stanley & Co. International	1/3/2018	56,708	USD	47,456	EUR	—	(277)
Morgan Stanley & Co. International	1/3/2018	55,261	USD	40,769	GBP	110	—
Morgan Stanley & Co. International	1/3/2018	2,031	USD	7,089	ILS	—	(11)
Morgan Stanley & Co. International	1/3/2018	5,234	USD	43,338	NOK	—	(64)
Morgan Stanley & Co. International	1/3/2018	22,794	USD	189,442	SEK	—	(344)
Morgan Stanley & Co. International	1/4/2018	76,114	USD	74,526	CHF	—	(362)
Morgan Stanley & Co. International	1/4/2018	1,245	USD	1,815	NZD	—	(46)
Morgan Stanley & Co. International	1/4/2018	525	USD	707	SGD	—	(4)
Morgan Stanley & Co. International	1/9/2018	45,692	USD	5,101,840	JPY	393	—
						$3,290	$(10,218)

CURRENCY LEGEND

AUD – Australian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – Euro

GBP – British pound

ILS – Israeli New shekel

JPY – Japanese yen

NOK – Norwegian krone

NZD – New Zealand dollar

SEK – Swedish krona

SGD – Singapore dollar

USD – U.S. dollar

See Notes to Financial Statements.

48	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2017

Investments	Shares	Value
COMMON STOCKS – 100.2%
Australia – 13.0%
Accent Group Ltd.(a)	18,874	$12,105
Adelaide Brighton Ltd.	6,240	31,822
Ainsworth Game Technology Ltd.*(a)	5,471	9,243
ALS Ltd.	4,442	24,285
Altium Ltd.	1,523	15,819
AMA Group Ltd.	5,227	4,252
Amaysim Australia Ltd.(a)	314	489
Ansell Ltd.	692	13,152
AP Eagers Ltd.	1,947	12,137
APN Outdoor Group Ltd.	1,873	7,222
ARB Corp., Ltd.	538	7,882
Asaleo Care Ltd.	8,892	10,432
AUB Group Ltd.	895	9,240
Austal Ltd.	2,374	3,379
Australian Pharmaceutical Industries Ltd.	5,685	7,492
Automotive Holdings Group Ltd.(a)	4,483	12,763
Baby Bunting Group Ltd.(a)	4,505	5,673
Bapcor Ltd.	2,203	9,735
Beach Energy Ltd.	19,100	18,599
Blackmores Ltd.(a)	161	21,303
Breville Group Ltd.	1,635	16,113
Brickworks Ltd.	405	4,710
BT Investment Management Ltd.	3,320	29,317
carsales.com Ltd.	2,879	32,629
Cedar Woods Properties Ltd.	797	3,803
Cleanaway Waste Management Ltd.	11,772	13,811
Collins Foods Ltd.	276	1,174
Corporate Travel Management Ltd.	245	3,997
Costa Group Holdings Ltd.	749	3,867
CSG Ltd.*(a)	11,870	4,224
CSR Ltd.	9,684	36,054
Data#3 Ltd.	3,362	4,773
Dicker Data Ltd.	3,407	7,968
Dongfang Modern Agriculture Holding Group Ltd.	8,286	5,185
DuluxGroup Ltd.	3,854	23,090
Eclipx Group Ltd.	1,252	3,956
Elanor Investor Group	2,576	4,352
Estia Health Ltd.	1,705	4,654
Event Hospitality and Entertainment Ltd.	608	6,311
Fairfax Media Ltd.	22,964	14,010
Flight Centre Travel Group Ltd.(a)	1,063	36,782
G8 Education Ltd.	7,762	20,581
Genworth Mortgage Insurance Australia Ltd.	12,219	28,671
GrainCorp Ltd. Class A	833	5,336
Greencross Ltd.(a)	1,565	7,699
GUD Holdings Ltd.	1,014	9,668
GWA Group Ltd.	4,222	9,411
Hansen Technologies Ltd.	1,369	4,230
Healthscope Ltd.	18,437	30,283
HT&E Ltd.(a)	3,040	4,470
IDP Education Ltd.	2,025	9,741
IMF Bentham Ltd.	2,731	6,344
Independence Group NL	1,602	5,964
Invocare Ltd.	986	12,416
IOOF Holdings Ltd.	5,833	48,908
IPH Ltd.(a)	2,429	10,449
IRESS Ltd.	2,131	19,301
iSentia Group Ltd.(a)	1,204	1,300
IVE Group Ltd.	4,092	6,945
Japara Healthcare Ltd.(a)	4,596	7,046
JB Hi-Fi Ltd.(a)	1,796	35,034
Link Administration Holdings Ltd.	2,310	15,249
MACA Ltd.	7,391	9,741
Mantra Group Ltd.	3,607	11,003
McMillan Shakespeare Ltd.	1,189	16,107
Mineral Resources Ltd.	2,215	36,624
Monadelphous Group Ltd.	2,551	34,658
Myer Holdings Ltd.(a)	20,762	10,718
MYOB Group Ltd.	6,506	18,421
MyState Ltd.	1,954	7,581
Navigator Global Investments Ltd.	2,075	5,388
Navitas Ltd.	4,835	20,610
NIB Holdings Ltd.	3,547	18,754
Nick Scali Ltd.	1,329	6,892
Nine Entertainment Co. Holdings Ltd.	14,609	17,540
Northern Star Resources Ltd.	3,512	16,756
Nufarm Ltd.	749	5,120
oOh!media Ltd.	1,936	6,814
Orora Ltd.	12,827	34,011
OZ Minerals Ltd.	3,316	23,757
Pact Group Holdings Ltd.	2,119	9,414
Peet Ltd.	4,413	4,867
Perpetual Ltd.	839	31,728
Platinum Asset Management Ltd.(a)	11,247	67,824
Premier Investments Ltd.	783	9,095
Primary Health Care Ltd.	3,848	10,895
QMS Media Ltd.	5,066	3,962
Quintis Ltd.*†(a)	424	0
Regis Resources Ltd.	6,098	20,509
Retail Food Group Ltd.(a)	3,250	6,279
Sandfire Resources NL	1,257	6,794
SeaLink Travel Group Ltd.	1,301	4,172
Seven Group Holdings Ltd.	2,887	34,571
Seven West Media Ltd.	36,514	17,564
SG Fleet Group Ltd.	2,039	6,475
Sigma Healthcare Ltd.	20,824	16,125
Silver Chef Ltd.(a)	958	5,425
Sims Metal Management Ltd.	1,565	19,304
Sirtex Medical Ltd.	496	6,409
SmartGroup Corp., Ltd.	1,196	10,150
Southern Cross Media Group Ltd.	15,926	14,761
Steadfast Group Ltd.	4,833	10,660
Super Retail Group Ltd.	2,345	15,150
Tassal Group Ltd.	1,546	4,547
Technology One Ltd.	1,495	5,800
Villa World Ltd.	4,511	10,091

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	49

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2017

Investments	Shares	Value
Village Roadshow Ltd.*	2,593	$7,889
Virtus Health Ltd.	769	3,164
Vita Group Ltd.(a)	6,701	7,495
Viva Energy REIT	4,281	7,567
Vocus Group Ltd.	7,125	16,886
Webjet Ltd.	1,313	10,711
WPP AUNZ Ltd.	12,310	8,858

Total Australia		1,512,486
Austria – 0.8%
AT&S Austria Technologie & Systemtechnik AG	650	18,373
DO & Co. AG(a)	69	3,912
Porr AG(a)	439	14,676
S IMMO AG	608	11,791
UNIQA Insurance Group AG	4,092	43,339
Zumtobel Group AG	274	3,297

Total Austria		95,388
Belgium – 1.4%
Barco N.V.	91	9,753
Cofinimmo S.A.	351	46,258
D’ieteren S.A./N.V.	393	17,713
Euronav N.V.	2,705	24,959
EVS Broadcast Equipment S.A.	188	6,596
Exmar N.V.*	1,516	11,743
Greenyard N.V.	181	4,370
Orange Belgium S.A.	677	14,226
Warehouses De Pauw CVA	265	29,731

Total Belgium		165,349
China – 1.5%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	6,000	8,151
China Aerospace International Holdings Ltd.	56,000	6,734
China Agri-Industries Holdings Ltd.	27,000	11,812
China Traditional Chinese Medicine Holdings Co., Ltd.	28,000	14,900
China Travel International Investment Hong Kong Ltd.	55,956	20,830
CITIC Telecom International Holdings Ltd.	42,678	11,301
CPMC Holdings Ltd.	14,000	11,086
Dah Chong Hong Holdings Ltd.	7,779	3,602
Goldpac Group Ltd.	20,835	6,317
Guotai Junan International Holdings Ltd.(a)	56,052	17,567
Rivera Holdings Ltd.	68,000	4,784
Shougang Fushan Resources Group Ltd.	43,903	9,435
Sinotruk Hong Kong Ltd.(a)	10,651	11,990
Yuexiu Property Co., Ltd.	182,638	34,111

Total China		172,620
Denmark – 1.5%
Alm Brand A/S	1,154	15,075
NNIT A/S(b)	155	4,287
Per Aarsleff Holding A/S	258	8,135
Ringkjoebing Landbobank A/S	104	5,393
Royal Unibrew A/S	525	31,481
Scandinavian Tobacco Group A/S Class A(b)	1,665	32,224
Schouw & Co. AB	134	12,567
SimCorp A/S	118	6,724
Spar Nord Bank A/S	2,046	23,791
Sydbank A/S	888	35,790

Total Denmark		175,467
Finland – 2.5%
Aktia Bank Oyj	720	7,876
Citycon Oyj	13,949	36,147
Cramo Oyj	370	8,779
DNA Oyj	1,483	27,869
F-Secure Oyj	896	4,185
Finnair Oyj	721	11,099
HKScan Oyj Class A	1,252	4,706
Kemira Oyj	2,282	31,513
Lassila & Tikanoja Oyj	651	14,118
Lehto Group Oyj	265	4,029
Metsa Board Oyj	3,146	26,992
Oriola Oyj Class B	784	2,636
Raisio Oyj Class V	1,810	8,346
Ramirent Oyj	972	9,116
Sanoma Oyj	721	9,411
Technopolis Oyj	2,670	13,402
Tieto Oyj	1,092	34,067
Tikkurila Oyj	692	14,799
Tokmanni Group Corp.	958	8,340
Uponor Oyj	336	6,770
YIT Oyj(a)	763	5,836

Total Finland		290,036
France – 2.0%
Albioma S.A.	426	10,763
Coface S.A.	1,383	14,804
Europcar Groupe S.A.(b)	1,397	17,195
Gaztransport Et Technigaz S.A.	432	25,989
Haulotte Group S.A.	182	3,525
IPSOS	202	7,447
Jacquet Metal Service	391	12,912
Kaufman & Broad S.A.	343	16,323
Korian S.A.	490	17,325
LISI	181	8,715
Manitou BF S.A.	132	4,834
Mersen S.A.	119	5,336
Neopost S.A.	594	17,119
Nexans S.A.	181	11,108
Oeneo S.A.	358	4,406
Rallye S.A.	1,385	24,664
Technicolor S.A. Registered Shares	1,490	5,135
Television Francaise 1	1,642	24,222

Total France		231,822
Germany – 4.2%
Aareal Bank AG	742	33,617
alstria office REIT-AG	2,201	34,094
AURELIUS Equity Opportunities SE & Co. KGaA	678	46,374

See Notes to Financial Statements.

50	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2017

Investments	Shares	Value
BayWa AG	363	$13,979
Bechtle AG	112	9,350
Bertrandt AG(a)	83	10,131
Bilfinger SE	413	19,621
Borussia Dortmund GmbH & Co. KGaA	524	3,855
CANCOM SE	84	7,000
Capital Stage AG	468	3,631
CENTROTEC Sustainable AG	196	3,641
Cewe Stiftung & Co. KGaA	77	8,141
CropEnergies AG	257	2,404
Diebold Nixdorf AG	265	23,229
Gerresheimer AG	111	9,213
GFT Technologies SE	197	3,086
Grammer AG	111	6,911
Hamburger Hafen und Logistik AG	727	20,663
Indus Holding AG	189	13,504
Kloeckner & Co. SE	812	10,033
Leoni AG	167	12,511
MLP SE	678	4,582
NORMA Group SE	224	15,055
Pfeiffer Vacuum Technology AG	112	21,001
RHOEN-KLINIKUM AG	196	7,032
Sixt SE	307	27,468
SMA Solar Technology AG(a)	153	6,613
Takkt AG	623	14,113
TLG Immobilien AG	1,197	31,830
VERBIO Vereinigte BioEnergie AG	217	2,124
VTG AG	294	16,861
Wacker Neuson SE	364	13,146
Washtec AG	111	10,490
Wuestenrot & Wuerttembergische AG	1,000	28,051

Total Germany		493,354
Hong Kong – 1.1%
Dah Sing Financial Holdings Ltd.	2,400	15,366
Hong Kong Aircraft Engineering Co., Ltd.	2,400	15,366
Hongkong & Shanghai Hotels Ltd. (The)	7,000	10,387
Kowloon Development Co., Ltd.	27,000	28,598
Lai Sun Development Co., Ltd.	2,042	3,474
Miramar Hotel & Investment	1,000	1,998
Television Broadcasts Ltd.	6,300	22,646
Vitasoy International Holdings Ltd.	10,520	26,915
Welling Holding Ltd.	40,000	10,234

Total Hong Kong		134,984
Indonesia – 0.1%
Bumitama Agri Ltd.	15,447	8,611
Ireland – 0.6%
C&C Group PLC	1,901	6,506
Grafton Group PLC	1,448	15,709
Greencore Group PLC	2,436	7,569
Hostelworld Group PLC(b)	1,518	7,865
IFG Group PLC	2,373	6,041
Irish Continental Group PLC	706	4,883
Origin Enterprises PLC	735	5,596
Total Produce PLC	3,519	10,817
UDG Healthcare PLC	510	5,830

Total Ireland		70,816
Israel – 3.1%
Amot Investments Ltd.	5,727	34,395
Ashtrom Properties Ltd.	1,525	7,929
B Communications Ltd.*	637	11,681
Delek Automotive Systems Ltd.	2,499	18,694
Delta-Galil Industries Ltd.	265	9,183
Direct Insurance Financial Investments Ltd.	391	4,631
Discount Investment Corp., Ltd. Registered Shares	5,274	20,570
El Al Israel Airlines	7,208	3,004
Electra Consumer Products 1970 Ltd.	223	4,026
First International Bank of Israel Ltd.	1,308	27,187
Fox Wizel Ltd.	182	3,867
Gazit-Globe Ltd.	3,285	34,935
Harel Insurance Investments & Financial Services Ltd.	2,147	15,764
Inrom Construction Industries Ltd.	1,453	6,902
Magic Software Enterprises Ltd.	692	5,858
Matrix IT Ltd.	538	6,786
Maytronics Ltd.	876	4,328
Mediterranean Towers Ltd.	2,415	4,895
Meitav Dash Investments Ltd.	1,127	3,980
Melisron Ltd.	419	19,842
Migdal Insurance & Financial Holding Ltd.	6,902	7,752
Oil Refineries Ltd.	64,352	30,845
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	76	4,041
Scope Metals Group Ltd.	203	5,958
Sella Capital Real Estate Ltd.	4,180	8,711
Shapir Engineering and Industry Ltd.	3,215	12,928
Shikun & Binui Ltd.	5,814	12,977
Shufersal Ltd.	1,049	6,980
Strauss Group Ltd.	867	18,620

Total Israel		357,269
Italy – 4.5%
Anima Holding SpA(b)	2,967	21,234
Ascopiave SpA	4,103	17,471
Astaldi SpA(a)	330	840
ASTM SpA	958	27,873
Banca IFIS SpA	544	26,632
Banca Popolare di Sondrio SCPA	1,348	4,927
Biesse SpA	203	10,311
BPER Banca	1,807	9,135
Brunello Cucinelli SpA	223	7,233
Cementir Holding SpA	1,036	9,392
Cerved Information Solutions SpA	769	9,788
Cofide SpA	4,602	3,200
Credito Emiliano SpA	2,731	23,202
Datalogic SpA	161	5,958
Ei Towers SpA	307	19,722
Enav SpA(b)	7,680	41,592
ERG SpA	1,880	34,765

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	51

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2017

Investments	Shares	Value
Falck Renewables SpA	3,239	$8,440
Geox SpA(a)	1,705	5,921
Immobiliare Grande Distribuzione SIIQ SpA	8,398	9,721
Italmobiliare SpA	286	8,191
Maire Tecnimont SpA(a)	2,138	11,086
MARR SpA	398	10,285
OVS SpA(b)	902	6,017
Piaggio & C. SpA	3,344	9,236
RAI Way SpA(b)	3,124	19,038
Salini Impregilo SpA	2,887	11,156
Saras SpA	17,290	41,607
Societa Cattolica di Assicurazioni SC	2,138	23,234
Societa Iniziative Autostradali e Servizi SpA	2,306	42,976
Technogym SpA(b)	300	2,909
Tod’s SpA(a)	384	28,081
Zignago Vetro SpA	887	8,670

Total Italy		519,843
Japan – 26.6%
77 Bank Ltd. (The)	1,335	33,728
Adastria Co., Ltd.	600	12,138
Aida Engineering Ltd.	700	8,575
Airport Facilities Co., Ltd.	735	4,306
Akita Bank Ltd. (The)	39	1,077
Alpen Co., Ltd.	600	12,937
Alpine Electronics, Inc.	600	12,426
Amano Corp.	600	15,696
AOKI Holdings, Inc.	700	10,290
Aomori Bank Ltd. (The)	48	1,525
Aoyama Trading Co., Ltd.	700	26,161
Arakawa Chemical Industries Ltd.	5	103
Arcland Sakamoto Co., Ltd.	82	1,329
Arcs Co., Ltd.	600	13,997
As One Corp.	35	2,194
Asahi Broadcasting Corp.	708	5,707
Autobacs Seven Co., Ltd.	700	13,435
Avex, Inc.	600	8,549
Awa Bank Ltd. (The)	350	2,234
Bank of Iwate Ltd. (The)	33	1,315
Bank of Nagoya Ltd. (The)	49	1,912
Bank of Okinawa Ltd. (The)	42	1,711
Bell System24 Holdings, Inc.	701	8,818
BP Castrol K.K.(a)	700	12,844
Capcom Co., Ltd.	600	19,041
Chiyoda Co., Ltd.	600	16,138
Citizen Watch Co., Ltd.	1,400	10,278
COLOPL, Inc.(a)	700	7,606
CONEXIO Corp.	600	12,463
Cosmo Energy Holdings Co., Ltd.	719	27,158
Daihen Corp.	185	1,754
Daiichi Jitsugyo Co., Ltd.	34	1,028
Daiken Corp.	682	17,799
Daiken Medical Co., Ltd.	600	4,123
Daikoku Denki Co., Ltd.	71	1,110
Daikyo, Inc.	600	11,632
Daikyonishikawa Corp.	600	9,715
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	62	3,104
DCM Holdings Co., Ltd.	634	5,909
Denyo Co., Ltd.	695	12,438
Descente Ltd.	683	11,805
Dexerials Corp.	1,355	17,549
Dip Corp.	641	16,570
DMG Mori Co., Ltd.	600	12,415
Dowa Holdings Co., Ltd.	571	23,316
Dunlop Sports Co., Ltd.	231	3,370
EDION Corp.(a)	600	6,988
Eighteenth Bank Ltd. (The)	6,551	16,865
Eiken Chemical Co., Ltd.	40	1,917
Enplas Corp.	47	1,953
Exedy Corp.	30	928
Fancl Corp.	615	18,180
Feed One Co., Ltd.	2,845	6,693
FIDEA Holdings Co., Ltd.	2,119	3,856
Fields Corp.	600	6,434
Financial Products Group Co., Ltd.	700	8,507
Foster Electric Co., Ltd.	57	1,416
FP Corp.	559	30,022
Fudo Tetra Corp.	2,100	3,411
Fuji Corp., Ltd.(a)	1,300	10,109
Fuji Oil Holdings, Inc.	600	17,550
Fujicco Co., Ltd.	70	1,562
Fujikura Ltd.	1,323	11,674
Fujimori Kogyo Co., Ltd.	671	23,856
Fujitsu General Ltd.	49	1,076
Fukui Bank Ltd. (The)	659	15,830
Fukuyama Transporting Co., Ltd.	61	2,307
Gakkyusha Co., Ltd.	612	8,953
Geo Holdings Corp.	700	13,577
GMO Financial Holdings, Inc.	600	3,814
GMO Internet, Inc.	600	10,210
GS Yuasa Corp.	6,758	33,655
GungHo Online Entertainment, Inc.*(a)	2,700	7,430
Gunma Bank Ltd. (The)	3,487	21,111
H2O Retailing Corp.	700	14,659
Hakuto Co., Ltd.	642	11,050
Hanwa Co., Ltd.	1,339	61,928
Happinet Corp.	626	12,181
Hard Off Corp. Co., Ltd.(a)	600	6,594
Hazama Ando Corp.	1,300	10,178
Heiwa Corp.	1,349	25,339
Hiroshima Bank Ltd. (The)	2,649	23,069
HIS Co., Ltd.	44	1,596
Hitachi Transport System Ltd.	60	1,564
Hitachi Zosen Corp.	1,300	6,843
Hokuetsu Industries Co., Ltd.	1,389	15,758
Hokuhoku Financial Group, Inc.	706	11,043
Hokuriku Electric Power Co.(a)	2,100	16,908

See Notes to Financial Statements.

52	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2017

Investments	Shares	Value
Horiba Ltd.	473	$28,510
Hyakujushi Bank Ltd. (The)	6,677	22,168
Ibiden Co., Ltd.	710	10,633
Ichigo, Inc.(a)	2,000	7,581
IDOM, Inc.(a)	600	4,261
Iino Kaiun Kaisha Ltd.	730	4,115
Imasen Electric Industrial	686	8,130
Itochu Enex Co., Ltd.	1,300	12,533
Japan Steel Works Ltd. (The)	600	19,308
Japan Transcity Corp.	275	1,186
Japan Wool Textile Co., Ltd. (The)	1,384	13,355
Jimoto Holdings, Inc.	2,700	4,626
Joshin Denki Co., Ltd.	46	1,637
K’s Holdings Corp.	95	2,436
Kadokawa Dwango*	73	901
Kamei Corp.	691	11,968
Kandenko Co., Ltd.	578	6,085
Kasai Kogyo Co., Ltd.	5	82
Kato Sangyo Co., Ltd.	48	1,760
Kato Works Co., Ltd.	64	1,946
Keihin Corp.	600	12,218
Keiyo Bank Ltd. (The)	6,602	30,241
Kenedix, Inc.	736	4,508
Kitagawa Iron Works Co., Ltd.	1	27
Kitano Construction Corp.	6,563	23,654
Kitz Corp.	700	5,425
Koa Corp.	692	14,301
Kobe Bussan Co., Ltd.	36	1,381
Koei Tecmo Holdings Co., Ltd.	600	12,128
Kohnan Shoji Co., Ltd.	600	12,953
KOMEDA Holdings Co., Ltd.	600	11,047
Konaka Co., Ltd.	1,350	7,622
Krosaki Harima Corp.	49	2,060
Kurabo Industries Ltd.	6,637	21,564
KYB Corp.	580	33,930
KYORIN Holdings, Inc.	673	12,618
Kyoto Kimono Yuzen Co., Ltd.(a)	732	5,049
Kyowa Exeo Corp.	700	18,126
Kyudenko Corp.	600	29,028
Leopalace21 Corp.	2,000	15,553
Life Corp.	666	17,973
Lintec Corp.	600	16,751
Macnica Fuji Electronics Holdings, Inc.	652	14,221
Maeda Corp.	141	1,945
Maeda Road Construction Co., Ltd.	142	3,259
Makino Milling Machine Co., Ltd.	252	2,552
Mandom Corp.	42	1,378
Mani, Inc.	54	1,644
Marubun Corp.	684	7,031
Matsui Securities Co., Ltd.	1,400	11,819
Megmilk Snow Brand Co., Ltd.	654	19,362
Meisei Industrial Co., Ltd.	698	5,137
Miraca Holdings, Inc.	680	29,126
Mirait Holdings Corp.	700	10,421
Mitsubishi Steel Manufacturing Co., Ltd.	673	16,728
Mitsui Engineering & Shipbuilding Co., Ltd.	700	10,489
Mitsui Home Co., Ltd.	302	2,091
Miyazaki Bank Ltd. (The)	658	22,459
Modec, Inc.	500	12,916
MTI Ltd.	700	4,002
Nachi-Fujikoshi Corp.	6,623	44,447
Nakanishi, Inc.	39	2,036
NEC Networks & System Integration Corp.	606	15,950
NET One Systems Co., Ltd.	600	9,225
NHK Spring Co., Ltd.	1,454	16,005
Nichi-iko Pharmaceutical Co., Ltd.	600	9,262
Nichias Corp.	149	1,985
Nichiha Corp.	54	2,265
Nichireki Co., Ltd.	687	8,867
Nihon House Holdings Co., Ltd.	1,427	9,285
Nihon Kohden Corp.	600	13,928
Nihon Parkerizing Co., Ltd.	640	10,800
Nihon Unisys Ltd.	600	12,495
Nippo Corp.	112	2,622
Nippon Coke & Engineering Co., Ltd.	6,974	7,986
Nippon Denko Co., Ltd.(a)	2,094	8,755
Nippon Flour Mills Co., Ltd.	681	10,446
Nippon Kayaku Co., Ltd.	663	9,841
Nippon Koei Co., Ltd.	673	20,910
Nippon Light Metal Holdings Co., Ltd.	6,900	19,662
Nippon Paper Industries Co., Ltd.	700	13,310
Nippon Parking Development Co., Ltd.	5,591	9,529
Nippon Road Co., Ltd. (The)	39	2,281
Nipro Corp.	690	10,241
Nishi-Nippon Financial Holdings, Inc.	700	8,389
Nishimatsu Construction Co., Ltd.	1,150	32,259
Nishimatsuya Chain Co., Ltd.	600	6,674
Nissha Co., Ltd.	34	990
Nisshin Oillio Group Ltd. (The)	42	1,273
Nisshinbo Holdings, Inc.	2,050	27,788
Nitta Corp.	656	25,273
Noevir Holdings Co., Ltd.	673	49,945
NOF Corp.	86	2,309
Nomura Co., Ltd.	679	15,515
NS Solutions Corp.	600	16,431
NTN Corp.	2,124	10,540
Obara Group, Inc.	27	1,853
Ohsho Food Service Corp.	672	32,153
Oita Bank Ltd. (The)	566	22,007
Okamura Corp.	600	8,772
Okasan Securities Group, Inc.	6,790	42,072
Oki Electric Industry Co., Ltd.	700	9,824
OKUMA Corp.	45	2,992
Okumura Corp.	90	3,707
Onward Holdings Co., Ltd.	621	5,380
Open House Co., Ltd.	65	3,497
OSG Corp.	600	12,996
PAL GROUP Holdings Co., Ltd.	45	1,414

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	53

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2017

Investments	Shares	Value
Penta-Ocean Construction Co., Ltd.	1,300	$9,694
Plenus Co., Ltd.	600	13,092
Prima Meat Packers Ltd.	289	2,122
Rengo Co., Ltd.	2,150	15,708
Resorttrust, Inc.	600	13,640
Roland DG Corp.	668	17,968
Round One Corp.	630	10,603
Ryoden Corp.	90	1,458
Saizeriya Co., Ltd.	46	1,539
Sakai Chemical Industry Co., Ltd.	71	1,903
Sakata INX Corp.	680	10,872
San-Ai Oil Co., Ltd.	629	9,163
Sankyu, Inc.	65	2,807
Sanoh Industrial Co., Ltd.	772	6,202
Sanrio Co., Ltd.(a)	700	11,720
Sanwa Holdings Corp.	1,400	19,288
Sanyo Denki Co., Ltd.	49	3,515
Sawai Pharmaceutical Co., Ltd.	600	26,844
Seikagaku Corp.	661	9,858
Seino Holdings Co., Ltd.	700	11,123
Senko Group Holdings Co., Ltd.	1,380	9,972
SFP Holdings Co., Ltd.	572	11,420
Shiga Bank Ltd. (The)	420	2,151
Shikoku Chemicals Corp.	112	1,816
Shimachu Co., Ltd.	653	18,810
Shinko Plantech Co., Ltd.	700	7,432
Shoei Co., Ltd.	577	26,430
Showa Sangyo Co., Ltd.	50	1,302
SKY Perfect JSAT Holdings, Inc.	3,400	15,574
Sotetsu Holdings, Inc.	800	21,028
Starts Corp., Inc.	600	15,712
Sumitomo Mitsui Construction Co., Ltd.	813	4,540
Sumitomo Seika Chemicals Co., Ltd.	25	1,389
T-Gaia Corp.	700	16,268
Tadano Ltd.	627	10,414
Taiho Kogyo Co., Ltd.	7	104
Taiyo Holdings Co., Ltd.	659	29,367
Takara Holdings, Inc.	700	8,178
Takara Leben Co., Ltd.	1,400	6,189
Takeuchi Manufacturing Co., Ltd.	653	15,518
Tatsuta Electric Wire and Cable Co., Ltd.	2,068	16,467
TechnoPro Holdings, Inc.	73	3,966
TOA Corp.	616	7,754
Tocalo Co., Ltd.	88	3,929
Tochigi Bank Ltd. (The)	1,444	5,820
Toda Corp.	404	3,242
Toho Bank Ltd. (The)	5,614	19,735
TOKAI Holdings Corp.	700	5,953
Tokai Rika Co., Ltd.	700	14,739
Tokai Tokyo Financial Holdings, Inc.	1,518	9,797
Tokyo Dome Corp.	729	7,377
Tokyo Steel Manufacturing Co., Ltd.	757	6,801
Tokyo TY Financial Group, Inc.	48	1,391
Tokyotokeiba Co., Ltd.	580	21,959
Tokyu Construction Co., Ltd.	700	6,823
TOMONY Holdings, Inc.	1,401	7,213
Toshiba Machine Co., Ltd.	452	3,374
Toshiba Plant Systems & Services Corp.	600	11,196
Totetsu Kogyo Co., Ltd.	45	1,494
Toyo Ink SC Holdings Co., Ltd.	6,644	39,339
Toyo Tire & Rubber Co., Ltd.	737	15,231
Toyobo Co., Ltd.	687	12,484
Trusco Nakayama Corp.	600	17,497
TS Tech Co., Ltd.	684	28,143
Tsubaki Nakashima Co., Ltd.	693	16,518
Tsubakimoto Chain Co.	283	2,286
Tsugami Corp.	233	2,999
Tsumura & Co.	613	20,379
UACJ Corp.	52	1,359
Ube Industries Ltd.	600	17,656
UKC Holdings Corp.	654	14,427
Universal Entertainment Corp.	600	22,104
Valor Holdings Co., Ltd.	600	14,029
Vital KSK Holdings, Inc.	600	5,497
VT Holdings Co., Ltd.	700	3,486
Wacoal Holdings Corp.	134	4,235
Yamagata Bank Ltd. (The)	68	1,485
Yamanashi Chuo Bank Ltd. (The)	419	1,830
Yamatane Corp.	600	11,675
Yokohama Reito Co., Ltd.	700	7,258
Yondoshi Holdings, Inc.	42	1,114
Yumeshin Holdings Co., Ltd.	1,400	13,459
Yushin Precision Equipment Co., Ltd.	49	1,398
Zeon Corp.	670	9,701
Zojirushi Corp.	600	6,115

Total Japan		3,105,533
Netherlands – 1.8%
Accell Group	181	5,092
Amsterdam Commodities N.V.	36	1,042
BE Semiconductor Industries N.V.	489	41,051
Beter Bed Holding N.V.	293	4,658
BinckBank N.V.	1,712	9,115
Corbion N.V.	817	26,489
Flow Traders(b)	650	15,610
ForFarmers N.V.	720	9,026
Intertrust N.V.(b)	770	14,452
Koninklijke BAM Groep N.V.	1,350	6,210
PostNL N.V.	4,190	20,508
Refresco Group N.V.(b)	357	8,488
Rhi Magnesita N.V.*	265	13,876
SIF Holding N.V.(a)	231	4,829
TKH Group N.V. CVA	405	25,741
Wessanen	174	3,590

Total Netherlands		209,777
New Zealand – 4.1%
Air New Zealand Ltd.	24,837	56,348
Chorus Ltd.	4,721	14,102

See Notes to Financial Statements.

54	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2017

Investments	Shares	Value
Contact Energy Ltd.	10,640	$42,073
EBOS Group Ltd.	1,782	23,510
Fonterra Co-operative Group Ltd.	133	606
Freightways Ltd.	2,432	13,266
Genesis Energy Ltd.	21,762	39,002
Heartland Bank Ltd.	7,421	10,978
Infratil Ltd.	6,517	15,388
Investore Property Ltd.	643	681
Kathmandu Holdings Ltd.	5,741	9,922
Kiwi Property Group Ltd.	19,170	19,155
Mainfreight Ltd.	860	15,529
Metlifecare Ltd.	776	3,367
Metro Performance Glass Ltd.	5,734	4,078
Michael Hill International Ltd.	6,664	6,411
New Zealand Refining Co., Ltd. (The)	4,215	7,944
NZME Ltd.	8,153	5,103
NZX Ltd.	14,826	11,810
Port of Tauranga Ltd.	4,155	14,598
Restaurant Brands New Zealand Ltd.	1,329	6,900
Sanford Ltd.	854	5,041
Scales Corp., Ltd.	2,296	7,805
Skellerup Holdings Ltd.	3,925	5,164
SKY Network Television Ltd.	10,437	20,858
SKYCITY Entertainment Group Ltd.	8,482	25,034
Steel & Tube Holdings Ltd.	3,753	5,605
Summerset Group Holdings Ltd.	1,007	3,939
Tegel Group Holdings Ltd.	7,209	5,999
Tourism Holdings Ltd.	1,807	7,775
Trade Me Group Ltd.	5,555	19,122
Trustpower Ltd.	3,554	15,115
Z Energy Ltd.	5,688	31,028

Total New Zealand		473,256
Norway – 3.1%
ABG Sundal Collier Holding ASA	15,654	11,387
American Shipping Co. ASA*	3,268	9,549
Arcus ASA(b)	873	4,963
Atea ASA*	2,117	29,894
Austevoll Seafood ASA	1,842	15,370
Borregaard ASA	1,014	10,104
Ekornes ASA	881	12,764
Entra ASA(b)	1,831	27,310
Europris ASA(b)	4,208	17,183
Grieg Seafood ASA	2,236	19,751
Norway Royal Salmon ASA	923	15,178
Ocean Yield ASA	2,782	23,639
Protector Forsikring ASA	790	8,693
Sbanken ASA(b)	427	4,228
Scatec Solar ASA(b)	938	5,734
Selvaag Bolig ASA	1,679	6,959
SpareBank 1 Nord Norge	1,504	11,446
SpareBank 1 SMN	1,786	17,960
SpareBank 1 SR-Bank ASA	2,738	29,123
Sparebanken Vest	1,588	10,581
TGS Nopec Geophysical Co. ASA	1,057	25,096
Tomra Systems ASA	1,204	19,357
Veidekke ASA	1,821	20,649

Total Norway		356,918
Portugal – 1.3%
Altri, SGPS, S.A.	3,551	22,049
Corticeira Amorim, SGPS, S.A.	490	6,060
CTT-Correios de Portugal S.A.	2,047	8,620
Mota-Engil, SGPS, S.A.	3,090	13,592
REN—Redes Energeticas Nacionais, SGPS, S.A.	14,195	42,256
Semapa-Sociedade de Investimento e Gestao	762	16,283
Sonae Capital, SGPS, S.A.	8,899	9,478
Sonae, SGPS, S.A.	28,083	37,971

Total Portugal		156,309
Singapore – 3.7%
Accordia Golf Trust	15,465	7,927
Asian Pay Television Trust	16,001	7,064
Boustead Singapore Ltd.	7,685	4,945
Bukit Sembawang Estates Ltd.	4,100	19,236
Centurion Corp., Ltd.	17,400	6,836
China Aviation Oil Singapore Corp., Ltd.(a)	2,034	2,466
Chip Eng Seng Corp., Ltd.	20,205	14,741
CITIC Envirotech Ltd.	10,500	5,853
Far East Orchard Ltd.	7,600	8,530
First Resources Ltd.	3,427	4,795
Geo Energy Resources Ltd.(a)	18,900	3,748
GuocoLand Ltd.	13,900	23,298
Ho Bee Land Ltd.	4,200	7,731
Hong Fok Corp., Ltd.	7,600	4,891
iFAST Corp., Ltd.	7,000	4,636
Indofood Agri Resources Ltd.	12,600	3,677
Japfa Ltd.	15,300	5,839
Keppel Infrastructure Trust	83,161	35,781
Keppel Telecommunications & Transportation Ltd.	6,300	7,401
KSH Holdings Ltd.	7,625	4,393
Lian Beng Group Ltd.	16,700	9,247
M1 Ltd.	5,615	7,479
OUE Ltd.	7,700	10,775
Oxley Holdings Ltd.	22,260	10,910
Q&M Dental Group Singapore Ltd.	11,800	5,430
QAF Ltd.	9,100	7,627
Raffles Medical Group Ltd.(a)	11,800	9,889
RHT Health Trust	9,068	5,700
Sembcorp Marine Ltd.(a)	9,703	13,359
Sheng Siong Group Ltd.(a)	23,000	15,920
SIIC Environment Holdings Ltd.	21,600	8,324
Singapore Post Ltd.	32,800	30,434
Talkmed Group Ltd.	4,200	2,137
UMS Holdings Ltd.	7,000	5,343
United Engineers Ltd.	8,400	16,594
UPP Holdings Ltd.	21,000	4,164
Venture Corp., Ltd.	2,708	41,479
Wheelock Properties Singapore Ltd.	11,200	15,923

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	55

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2017

Investments	Shares	Value
Wing Tai Holdings Ltd.	7,700	$13,137
Yanlord Land Group Ltd.	13,209	16,012

Total Singapore		433,671
Spain – 1.0%
Applus Services S.A.	329	4,454
Construcciones y Auxiliar de Ferrocarriles S.A.	216	8,865
Elecnor S.A.	643	10,262
Ence Energia y Celulosa S.A.	1,898	12,535
Euskaltel S.A.(b)	908	7,412
Faes Farma S.A.	2,989	10,549
Fluidra S.A.	539	7,644
Papeles y Cartones de Europa S.A.	854	11,603
Saeta Yield S.A.	2,147	25,291
Tecnicas Reunidas S.A.(a)	629	19,985

Total Spain		118,600
Sweden – 4.9%
Acando AB	1,217	4,147
AddTech AB Class B	420	9,208
AF AB Class B	713	15,754
Alimak Group AB(b)	399	6,238
Atrium Ljungberg AB Class B	888	14,132
Attendo AB(b)	658	7,068
Bergman & Beving AB Class B	125	1,313
Betsson AB*	2,236	16,523
Bilia AB Class A	616	6,019
BioGaia AB Class B	56	2,230
Bonava AB Class B	461	6,453
Bravida Holding AB(b)	567	3,798
Bulten AB	217	3,247
Byggmax Group AB	1,371	9,210
Capio AB(b)	812	4,364
Clas Ohlson AB Class B	776	10,663
Cloetta AB Class B	931	3,377
Com Hem Holding AB	686	10,507
Coor Service Management Holding AB(b)	1,252	9,557
Dometic Group AB(b)	2,485	25,358
Duni AB	917	13,580
Dustin Group AB(b)	427	4,250
Evolution Gaming Group AB(b)	77	5,459
Granges AB	749	7,707
Gunnebo AB	1,071	4,408
Hemfosa Fastigheter AB	2,548	34,202
HIQ International AB*	1,113	8,462
Intrum Justitia AB(a)	741	27,450
Inwido AB	259	2,649
KNOW IT AB	237	4,501
Kungsleden AB	1,390	10,101
LeoVegas AB(b)	524	5,360
Lifco AB Class B	356	12,366
Lindab International AB	258	2,149
Loomis AB Class B	671	28,241
Magnolia Bostad AB(a)	316	1,930
Mekonomen AB	314	5,724
Modern Times Group MTG AB Class B	923	38,870
MQ Holding AB	2,011	6,558
Mycronic AB(a)	868	9,011
NetEnt AB*	1,588	10,958
New Wave Group AB Class B	679	4,520
Nobina AB(b)	1,721	11,351
Nolato AB Class B	279	18,367
Nordax Group AB(b)	1,399	9,056
Nordic Waterproofing Holding A/S(b)	525	4,521
NP3 Fastigheter AB	1,572	9,984
Paradox Interactive AB	524	5,968
Platzer Fastigheter Holding AB Class B	972	6,173
Pricer AB Class B	4,229	4,390
Ratos AB Class B	1,287	5,634
Recipharm AB Class B(a)	342	4,125
Resurs Holding AB(b)	3,649	25,961
Scandic Hotels Group AB(b)	790	11,362
Systemair AB	266	4,069
Thule Group AB(b)	230	5,194
Wihlborgs Fastigheter AB	951	22,801

Total Sweden		566,578
Switzerland – 1.5%
Ascom Holding AG Registered Shares	476	12,309
Bobst Group S.A. Registered Shares	83	11,038
Daetwyler Holding AG Bearer Shares	70	13,533
EFG International AG*	3,869	40,894
GAM Holding AG*	2,747	44,397
Implenia AG Registered Shares	90	6,086
Kudelski S.A. Bearer Shares(a)	349	4,316
Mobilezone Holding AG Registered Shares	141	1,859
Oriflame Holding AG	447	18,470
Tecan Group AG Registered Shares	42	8,736
Valiant Holding AG Registered Shares	62	6,706
Zehnder Group AG	139	5,698

Total Switzerland		174,042
United Kingdom – 15.9%
A.G. Barr PLC	602	5,428
AA PLC	8,884	20,430
Abcam PLC	447	6,379
Ascential PLC	2,646	13,791
AVEVA Group PLC	210	7,855
Balfour Beatty PLC	3,677	14,773
BCA Marketplace PLC	9,977	27,560
BGEO Group PLC	203	9,768
Big Yellow Group PLC	1,071	12,597
Bodycote PLC	1,327	16,389
Bovis Homes Group PLC	896	14,205
Braemar Shipping Services PLC	1,516	5,558
Brewin Dolphin Holdings PLC	4,512	23,804
Britvic PLC	3,946	43,504
Card Factory PLC	2,007	8,012
Central Asia Metals PLC	2,425	10,038
Chesnara PLC	2,187	11,516

See Notes to Financial Statements.

56	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2017

Investments	Shares	Value
Cineworld Group PLC	1,225	$9,959
Clarkson PLC	181	7,005
Clinigen Group PLC	343	4,779
Clipper Logistics PLC	840	5,000
CMC Markets PLC(b)	6,045	12,266
Coats Group PLC	6,289	7,584
Communisis PLC	8,842	7,715
Concentric AB	259	4,777
Consort Medical PLC	847	13,383
Costain Group PLC	1,586	10,035
Countryside Properties PLC(b)	3,771	18,007
Cranswick PLC	167	7,539
Crest Nicholson Holdings PLC	1,678	12,371
Dairy Crest Group PLC	2,361	18,413
De La Rue PLC	2,229	19,343
Dechra Pharmaceuticals PLC	279	7,911
Devro PLC	2,838	8,792
Dignity PLC	168	4,136
Diploma PLC	490	8,266
DiscoverIE Group PLC	1,842	9,226
Domino’s Pizza Group PLC	5,259	24,593
Drax Group PLC	1,712	6,267
Dunelm Group PLC	3,372	31,588
Elegant Hotels Group PLC	6,492	7,948
Elementis PLC	8,510	33,166
EMIS Group PLC	1,112	15,208
Epwin Group PLC	2,760	3,113
Equiniti Group PLC(b)	4,442	17,143
Essentra PLC	2,991	21,424
esure Group PLC	6,816	22,913
Eurocell PLC	1,908	5,549
Euromoney Institutional Investor PLC	853	15,058
FDM Group Holdings PLC	545	6,882
Fenner PLC	2,611	14,119
Ferrexpo PLC	2,478	9,825
Fevertree Drinks PLC	154	4,744
Fidessa Group PLC	230	7,875
Forterra PLC(b)	1,609	6,492
Galliford Try PLC	1,092	18,997
Games Workshop Group PLC	726	25,859
Gamma Communications PLC	587	5,122
Gattaca PLC	1,364	5,612
Genus PLC	154	5,273
Go-Ahead Group PLC	336	6,768
Greggs PLC	1,574	29,788
Halfords Group PLC	1,574	7,448
Hastings Group Holdings PLC(b)	6,454	27,938
Helical PLC	1,495	6,876
Henry Boot PLC	1,210	5,221
Hill & Smith Holdings PLC	440	7,970
Hilton Food Group PLC	889	10,390
Hochschild Mining PLC	1,182	4,221
Ibstock PLC(b)	4,246	15,307
J D Wetherspoon PLC	321	5,458
James Fisher & Sons PLC	139	2,943
John Laing Group PLC(b)	1,649	6,558
John Menzies PLC	1,308	12,041
Just Group PLC	3,945	9,094
Kainos Group PLC	1,684	7,734
Kcom Group PLC	7,554	9,273
Keller Group PLC	391	5,146
Kier Group PLC	509	7,491
Lookers PLC	4,961	6,912
Low & Bonar PLC	5,318	3,939
Marshalls PLC	1,148	7,064
McBride PLC*	2,628	8,194
McCarthy & Stone PLC(b)	5,316	11,348
McColl’s Retail Group PLC	3,647	13,024
Mears Group PLC	1,803	10,000
Moneysupermarket.com Group PLC	5,783	27,865
Morgan Advanced Materials PLC	2,243	10,234
Morgan Sindall Group PLC	448	8,654
N Brown Group PLC	2,900	10,619
National Express Group PLC	7,575	39,031
NCC Group PLC	3,201	10,133
Northgate PLC	1,880	9,696
Numis Corp. PLC	1,957	8,869
On the Beach Group PLC(b)	609	3,872
OneSavings Bank PLC	1,148	6,408
Oxford Instruments PLC	216	2,487
Pagegroup PLC	6,056	38,299
Pan African Resources PLC	39,387	7,060
PayPoint PLC	483	5,965
Pendragon PLC	26,919	10,378
Pets at Home Group PLC	4,961	11,838
Photo-Me International PLC	1,600	3,983
Polar Capital Holdings PLC	1,957	14,368
Polypipe Group PLC	2,077	11,048
PZ Cussons PLC	2,310	10,109
QinetiQ Group PLC	6,338	19,814
Rank Group PLC	6,177	20,180
Redde PLC	7,610	18,041
Redrow PLC	3,054	27,039
Ricardo PLC	538	6,452
Rotork PLC	6,804	24,566
RPS Group PLC	3,153	11,612
RWS Holdings PLC	1,112	6,938
Safestore Holdings PLC	2,299	15,537
Savills PLC	1,782	23,937
Senior PLC	2,154	7,596
Servelec Group PLC	1,125	4,824
Severfield PLC	4,036	4,354
Soco International PLC	6,637	10,011
Softcat PLC	1,546	10,875
Sophos Group PLC(b)	902	6,955
Spirent Communications PLC	2,922	4,032
St. Modwen Properties PLC	1,859	10,205
Stock Spirits Group PLC	3,858	14,026

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	57

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2017

Investments	Shares	Value
SuperGroup PLC	832	$22,251
Synthomer PLC	1,336	8,881
TalkTalk Telecom Group PLC(a)	26,866	55,205
TBC Bank Group PLC	385	9,114
Ted Baker PLC	468	17,163
Telecom Plus PLC	482	7,831
Thomas Cook Group PLC	5,342	8,881
Topps Tiles PLC	4,749	5,139
TT electronics PLC	2,443	7,394
Tyman PLC	2,471	12,142
Ultra Electronics Holdings PLC	608	11,079
Unite Group PLC (The)	1,334	14,527
Vedanta Resources PLC	4,470	48,646
Vesuvius PLC	2,096	16,559
Victrex PLC	643	22,946
Volution Group PLC	2,873	7,967
Watkin Jones PLC	2,787	8,275
WH Smith PLC	1,413	44,861
Wincanton PLC	1,761	5,658
ZPG PLC(b)	2,268	10,143

Total United Kingdom		1,853,602
TOTAL COMMON STOCKS (Cost: $10,773,511)		11,676,331
RIGHTS – 0.0%
Australia – 0.0%
Cleanaway Waste Management Ltd., expiring 1/19/18*
(Cost $0)	2,301	270
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.3%
United States – 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c)
(Cost: $260,515)(d)	260,515	260,515
TOTAL INVESTMENTS IN SECURITIES – 102.5% (Cost: $11,034,026)		11,937,116
Other Assets less Liabilities – (2.5)%		(285,513)

NET ASSETS – 100.0%		$11,651,603
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represent 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.

(d)

At December 31, 2017, the total market value of the Fund’s securities on loan was $308,165 and the total market value of the collateral held by the Fund was $326,143. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $65,628.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/3/2018	197,160	AUD	154,204	USD	$5	$—
Bank of America N.A.	1/3/2018	72,889	DKK	11,755	USD	1	—
Bank of America N.A.	1/3/2018	130,286	EUR	156,443	USD	5	—
Bank of America N.A.	1/3/2018	141,006	GBP	190,739	USD	7	—
Bank of America N.A.	1/3/2018	129,797	ILS	37,385	USD	3	—
Bank of America N.A.	1/3/2018	395,769	NOK	48,384	USD	2	—
Bank of America N.A.	1/3/2018	492,061	SEK	60,102	USD	—	(3)
Bank of America N.A.	1/3/2018	88,116	USD	116,096	AUD	—	(2,688)
Bank of America N.A.	1/3/2018	6,717	USD	41,829	DKK	—	(29)
Bank of America N.A.	1/3/2018	89,396	USD	74,811	EUR	—	(437)
Bank of America N.A.	1/3/2018	108,993	USD	80,416	GBP	211	—
Bank of America N.A.	1/3/2018	21,363	USD	74,566	ILS	—	(116)
Bank of America N.A.	1/3/2018	27,648	USD	228,940	NOK	—	(342)
Bank of America N.A.	1/3/2018	34,344	USD	285,451	SEK	—	(520)
Bank of America N.A.	1/4/2018	30,623	CHF	31,425	USD	—	(1)
Bank of America N.A.	1/4/2018	65,165	NZD	46,344	USD	1	—
Bank of America N.A.	1/4/2018	59,895	SGD	44,817	USD	2	—
Bank of America N.A.	1/4/2018	17,957	USD	17,582	CHF	—	(86)
Bank of America N.A.	1/4/2018	26,482	USD	38,608	NZD	—	(976)
Bank of America N.A.	1/4/2018	25,609	USD	34,490	SGD	—	(199)
Bank of America N.A.	1/9/2018	35,780,618	JPY	317,682	USD	11	—
Bank of America N.A.	1/9/2018	181,532	USD	20,270,643	JPY	1,551	—
Bank of America N.A.	2/2/2018	267,786	USD	342,381	AUD	—	(15)
Bank of America N.A.	2/2/2018	32,734	USD	31,835	CHF	—	(2)
Bank of America N.A.	2/2/2018	12,231	USD	75,709	DKK	—	(2)

See Notes to Financial Statements.

58	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	2/2/2018	160,883	USD	133,759	EUR	$—	$(14)
Bank of America N.A.	2/2/2018	197,004	USD	145,500	GBP	—	(12)
Bank of America N.A.	2/2/2018	37,683	USD	130,666	ILS	3	—
Bank of America N.A.	2/2/2018	73,998	USD	604,783	NOK	—	(6)
Bank of America N.A.	2/2/2018	49,618	USD	69,797	NZD	—	(3)
Bank of America N.A.	2/2/2018	61,665	USD	503,987	SEK	—	—
Bank of America N.A.	2/5/2018	538,792	USD	60,610,490	JPY	—	(64)
Bank of America N.A.	2/5/2018	45,169	USD	60,339	SGD	—	(3)
Bank of Montreal	1/3/2018	150,219	AUD	117,491	USD	3	—
Bank of Montreal	1/3/2018	55,551	DKK	8,959	USD	—	—
Bank of Montreal	1/3/2018	99,267	EUR	119,197	USD	3	—
Bank of Montreal	1/3/2018	107,433	GBP	145,326	USD	4	—
Bank of Montreal	1/3/2018	98,895	ILS	28,486	USD	—	—
Bank of Montreal	1/3/2018	301,556	NOK	36,867	USD	1	—
Bank of Montreal	1/3/2018	374,945	SEK	45,796	USD	—	(1)
Bank of Montreal	1/4/2018	23,334	CHF	23,945	USD	—	(1)
Bank of Montreal	1/4/2018	49,655	NZD	35,314	USD	1	—
Bank of Montreal	1/4/2018	45,633	SGD	34,148	USD	—	(1)
Bank of Montreal	1/9/2018	27,261,358	JPY	242,045	USD	6	—
Bank of Montreal	2/2/2018	204,029	USD	260,857	AUD	—	(6)
Bank of Montreal	2/2/2018	24,943	USD	24,258	CHF	—	(1)
Bank of Montreal	2/2/2018	9,323	USD	57,704	DKK	—	—
Bank of Montreal	2/2/2018	122,578	USD	101,909	EUR	—	(6)
Bank of Montreal	2/2/2018	150,102	USD	110,859	GBP	—	(7)
Bank of Montreal	2/2/2018	28,715	USD	99,575	ILS	1	—
Bank of Montreal	2/2/2018	56,384	USD	460,810	NOK	—	(3)
Bank of Montreal	2/2/2018	37,807	USD	53,182	NZD	—	(2)
Bank of Montreal	2/2/2018	46,985	USD	384,006	SEK	—	—
Bank of Montreal	2/5/2018	410,509	USD	46,176,843	JPY	—	(25)
Bank of Montreal	2/5/2018	34,415	USD	45,975	SGD	—	(4)
Barclays Bank PLC	1/3/2018	197,159	AUD	154,204	USD	4	—
Barclays Bank PLC	1/3/2018	72,888	DKK	11,755	USD	—	—
Barclays Bank PLC	1/3/2018	130,286	EUR	156,443	USD	4	—
Barclays Bank PLC	1/3/2018	141,004	GBP	190,739	USD	4	—
Barclays Bank PLC	1/3/2018	129,785	ILS	37,385	USD	—	(1)
Barclays Bank PLC	1/3/2018	395,759	NOK	48,384	USD	1	—
Barclays Bank PLC	1/3/2018	492,073	SEK	60,102	USD	—	(1)
Barclays Bank PLC	1/3/2018	88,116	USD	116,095	AUD	—	(2,688)
Barclays Bank PLC	1/3/2018	6,717	USD	41,829	DKK	—	(29)
Barclays Bank PLC	1/3/2018	89,396	USD	74,811	EUR	—	(437)
Barclays Bank PLC	1/3/2018	108,993	USD	80,412	GBP	216	—
Barclays Bank PLC	1/3/2018	21,363	USD	74,563	ILS	—	(115)
Barclays Bank PLC	1/3/2018	27,648	USD	228,930	NOK	—	(341)
Barclays Bank PLC	1/3/2018	34,344	USD	285,434	SEK	—	(518)
Barclays Bank PLC	1/4/2018	30,623	CHF	31,425	USD	—	(1)
Barclays Bank PLC	1/4/2018	65,165	NZD	46,344	USD	1	—
Barclays Bank PLC	1/4/2018	59,880	SGD	44,817	USD	—	(9)
Barclays Bank PLC	1/4/2018	17,957	USD	17,582	CHF	—	(85)
Barclays Bank PLC	1/4/2018	26,482	USD	38,608	NZD	—	(976)
Barclays Bank PLC	1/4/2018	25,609	USD	34,491	SGD	—	(200)
Barclays Bank PLC	1/9/2018	35,779,888	JPY	317,682	USD	4	—
Barclays Bank PLC	1/9/2018	181,532	USD	20,269,899	JPY	1,558	—
Barclays Bank PLC	2/2/2018	267,786	USD	342,384	AUD	—	(17)
Barclays Bank PLC	2/2/2018	32,734	USD	31,836	CHF	—	(2)
Barclays Bank PLC	2/2/2018	12,231	USD	75,705	DKK	—	(1)
Barclays Bank PLC	2/2/2018	160,883	USD	133,756	EUR	—	(9)
Barclays Bank PLC	2/2/2018	197,004	USD	145,502	GBP	—	(15)
Barclays Bank PLC	2/2/2018	37,683	USD	130,681	ILS	—	(1)

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	59

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	2/2/2018	73,998	USD	605,208	NOK	$—	$(58)
Barclays Bank PLC	2/2/2018	49,618	USD	69,797	NZD	—	(3)
Barclays Bank PLC	2/2/2018	61,665	USD	504,048	SEK	—	(8)
Barclays Bank PLC	2/5/2018	538,792	USD	60,608,658	JPY	—	(47)
Barclays Bank PLC	2/5/2018	45,169	USD	60,348	SGD	—	(10)
Citibank N.A.	1/3/2018	197,160	AUD	154,204	USD	5	—
Citibank N.A.	1/3/2018	72,889	DKK	11,755	USD	1	—
Citibank N.A.	1/3/2018	130,286	EUR	156,443	USD	5	—
Citibank N.A.	1/3/2018	141,005	GBP	190,739	USD	6	—
Citibank N.A.	1/3/2018	129,789	ILS	37,385	USD	—	—
Citibank N.A.	1/3/2018	395,762	NOK	48,384	USD	1	—
Citibank N.A.	1/3/2018	492,100	SEK	60,102	USD	2	—
Citibank N.A.	1/3/2018	88,116	USD	116,096	AUD	—	(2,689)
Citibank N.A.	1/3/2018	209,802	USD	273,683	AUD	—	(4,259)
Citibank N.A.	1/3/2018	6,717	USD	41,834	DKK	—	(30)
Citibank N.A.	1/3/2018	15,994	USD	100,052	DKK	—	(142)
Citibank N.A.	1/3/2018	89,396	USD	74,811	EUR	—	(437)
Citibank N.A.	1/3/2018	212,848	USD	178,865	EUR	—	(1,933)
Citibank N.A.	1/3/2018	108,993	USD	80,416	GBP	210	—
Citibank N.A.	1/3/2018	259,509	USD	193,350	GBP	—	(2,046)
Citibank N.A.	1/3/2018	21,363	USD	74,560	ILS	—	(114)
Citibank N.A.	1/3/2018	50,865	USD	177,701	ILS	—	(321)
Citibank N.A.	1/3/2018	27,648	USD	228,928	NOK	—	(341)
Citibank N.A.	1/3/2018	65,829	USD	551,308	NOK	—	(1,573)
Citibank N.A.	1/3/2018	34,344	USD	285,440	SEK	—	(519)
Citibank N.A.	1/3/2018	81,773	USD	683,402	SEK	—	(1,696)
Citibank N.A.	1/4/2018	30,625	CHF	31,425	USD	1	—
Citibank N.A.	1/4/2018	65,165	NZD	46,344	USD	1	—
Citibank N.A.	1/4/2018	59,895	SGD	44,817	USD	2	—
Citibank N.A.	1/4/2018	17,957	USD	17,583	CHF	—	(86)
Citibank N.A.	1/4/2018	42,756	USD	42,010	CHF	—	(353)
Citibank N.A.	1/4/2018	26,482	USD	38,606	NZD	—	(974)
Citibank N.A.	1/4/2018	63,054	USD	90,483	NZD	—	(1,297)
Citibank N.A.	1/4/2018	25,609	USD	34,487	SGD	—	(197)
Citibank N.A.	1/4/2018	60,976	USD	81,999	SGD	—	(383)
Citibank N.A.	1/9/2018	35,778,426	JPY	317,682	USD	—	(9)
Citibank N.A.	1/9/2018	181,532	USD	20,270,825	JPY	1,549	—
Citibank N.A.	1/9/2018	432,221	USD	48,894,309	JPY	—	(1,907)
Citibank N.A.	2/2/2018	267,786	USD	342,375	AUD	—	(10)
Citibank N.A.	2/2/2018	32,734	USD	31,838	CHF	—	(4)
Citibank N.A.	2/2/2018	12,231	USD	75,708	DKK	—	(1)
Citibank N.A.	2/2/2018	160,883	USD	133,756	EUR	—	(9)
Citibank N.A.	2/2/2018	197,004	USD	145,499	GBP	—	(10)
Citibank N.A.	2/2/2018	37,683	USD	130,674	ILS	1	—
Citibank N.A.	2/2/2018	73,998	USD	604,756	NOK	—	(2)
Citibank N.A.	2/2/2018	49,618	USD	69,796	NZD	—	(3)
Citibank N.A.	2/2/2018	61,665	USD	504,022	SEK	—	(4)
Citibank N.A.	2/5/2018	538,792	USD	60,608,927	JPY	—	(50)
Citibank N.A.	2/5/2018	45,169	USD	60,338	SGD	—	(2)
Credit Suisse International	1/3/2018	197,159	AUD	154,204	USD	4	—
Credit Suisse International	1/3/2018	72,888	DKK	11,755	USD	—	—
Credit Suisse International	1/3/2018	130,286	EUR	156,443	USD	4	—
Credit Suisse International	1/3/2018	141,004	GBP	190,739	USD	5	—
Credit Suisse International	1/3/2018	129,794	ILS	37,385	USD	2	—
Credit Suisse International	1/3/2018	395,760	NOK	48,384	USD	1	—
Credit Suisse International	1/3/2018	492,073	SEK	60,102	USD	—	(2)
Credit Suisse International	1/4/2018	30,623	CHF	31,425	USD	—	(1)
Credit Suisse International	1/4/2018	65,165	NZD	46,344	USD	1	—

See Notes to Financial Statements.

60	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Credit Suisse International	1/4/2018	59,888	SGD	44,817	USD	$—	$(3)
Credit Suisse International	1/9/2018	35,779,507	JPY	317,682	USD	1	—
Credit Suisse International	2/2/2018	267,786	USD	342,378	AUD	—	(12)
Credit Suisse International	2/2/2018	32,734	USD	31,835	CHF	—	(1)
Credit Suisse International	2/2/2018	12,231	USD	75,704	DKK	—	(1)
Credit Suisse International	2/2/2018	160,883	USD	133,760	EUR	—	(15)
Credit Suisse International	2/2/2018	197,004	USD	145,504	GBP	—	(16)
Credit Suisse International	2/2/2018	37,683	USD	130,693	ILS	—	(5)
Credit Suisse International	2/2/2018	73,998	USD	604,775	NOK	—	(5)
Credit Suisse International	2/2/2018	49,618	USD	69,799	NZD	—	(5)
Credit Suisse International	2/2/2018	61,665	USD	504,003	SEK	—	(2)
Credit Suisse International	2/5/2018	538,792	USD	60,609,412	JPY	—	(54)
Credit Suisse International	2/5/2018	45,169	USD	60,356	SGD	—	(16)
Goldman Sachs	1/3/2018	88,116	USD	116,094	AUD	—	(2,687)
Goldman Sachs	1/3/2018	6,717	USD	41,833	DKK	—	(30)
Goldman Sachs	1/3/2018	89,396	USD	74,809	EUR	—	(435)
Goldman Sachs	1/3/2018	108,993	USD	80,410	GBP	218	—
Goldman Sachs	1/3/2018	21,363	USD	74,564	ILS	—	(115)
Goldman Sachs	1/3/2018	27,648	USD	228,941	NOK	—	(342)
Goldman Sachs	1/3/2018	34,344	USD	285,452	SEK	—	(520)
Goldman Sachs	1/4/2018	17,957	USD	17,582	CHF	—	(85)
Goldman Sachs	1/4/2018	26,482	USD	38,608	NZD	—	(976)
Goldman Sachs	1/4/2018	25,609	USD	34,490	SGD	—	(200)
Goldman Sachs	1/9/2018	181,532	USD	20,269,336	JPY	1,563	—
Morgan Stanley & Co. International	1/3/2018	67,140	USD	88,457	AUD	—	(2,047)
Morgan Stanley & Co. International	1/3/2018	104,901	USD	139,687	AUD	—	(4,355)
Morgan Stanley & Co. International	1/3/2018	5,120	USD	31,884	DKK	—	(22)
Morgan Stanley & Co. International	1/3/2018	7,997	USD	50,526	DKK	—	(152)
Morgan Stanley & Co. International	1/3/2018	68,113	USD	57,000	EUR	—	(333)
Morgan Stanley & Co. International	1/3/2018	106,424	USD	90,361	EUR	—	(2,081)
Morgan Stanley & Co. International	1/3/2018	83,046	USD	61,268	GBP	166	—
Morgan Stanley & Co. International	1/3/2018	129,755	USD	96,881	GBP	—	(1,301)
Morgan Stanley & Co. International	1/3/2018	16,277	USD	56,810	ILS	—	(87)
Morgan Stanley & Co. International	1/3/2018	25,432	USD	89,650	ILS	—	(392)
Morgan Stanley & Co. International	1/3/2018	21,067	USD	174,437	NOK	—	(259)
Morgan Stanley & Co. International	1/3/2018	32,915	USD	273,380	NOK	—	(508)
Morgan Stanley & Co. International	1/3/2018	26,169	USD	217,491	SEK	—	(395)
Morgan Stanley & Co. International	1/3/2018	40,886	USD	345,729	SEK	—	(1,340)
Morgan Stanley & Co. International	1/4/2018	13,683	USD	13,397	CHF	—	(65)
Morgan Stanley & Co. International	1/4/2018	21,378	USD	21,202	CHF	—	(379)
Morgan Stanley & Co. International	1/4/2018	20,181	USD	29,422	NZD	—	(744)
Morgan Stanley & Co. International	1/4/2018	31,527	USD	46,068	NZD	—	(1,237)
Morgan Stanley & Co. International	1/4/2018	19,516	USD	26,283	SGD	—	(151)
Morgan Stanley & Co. International	1/4/2018	30,488	USD	41,244	SGD	—	(374)
Morgan Stanley & Co. International	1/9/2018	138,314	USD	15,443,753	JPY	1,190	—
Morgan Stanley & Co. International	1/9/2018	216,110	USD	24,482,648	JPY	—	(1,269)
						$8,552	$(55,567)

CURRENCY LEGEND

AUD – Australian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – Euro

GBP – British pound

ILS – Israeli New shekel

JPY – Japanese yen

NOK – Norwegian krone

NZD – New Zealand dollar

SEK – Swedish krona

SGD – Singapore dollar

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	61

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS – 99.6%
Japan – 99.6%
Air Freight & Logistics – 0.1%
Kintetsu World Express, Inc.	100	$2,073
Yamato Holdings Co., Ltd.	100	2,013

Total Air Freight & Logistics		4,086
Airlines – 0.5%
ANA Holdings, Inc.	200	8,355
Japan Airlines Co., Ltd.	200	7,826

Total Airlines		16,181
Auto Components – 4.2%
Aisan Industry Co., Ltd.	400	4,698
Aisin Seiki Co., Ltd.	200	11,238
Bridgestone Corp.	700	32,549
Daido Metal Co., Ltd.	300	2,969
Denso Corp.	600	36,021
Eagle Industry Co., Ltd.	200	3,743
NGK Spark Plug Co., Ltd.	100	2,431
Stanley Electric Co., Ltd.	100	4,061
Sumitomo Electric Industries Ltd.	500	8,455
Sumitomo Rubber Industries Ltd.(a)	300	5,582
Toyo Tire & Rubber Co., Ltd.	100	2,067
Toyoda Gosei Co., Ltd.	100	2,545
Toyota Boshoku Corp.	100	2,094
TS Tech Co., Ltd.	100	4,115
Yokohama Rubber Co., Ltd. (The)	100	2,453

Total Auto Components		125,021
Automobiles – 10.7%
Honda Motor Co., Ltd.	1,500	51,425
Isuzu Motors Ltd.	600	10,051
Mazda Motor Corp.	400	5,367
Mitsubishi Motors Corp.	400	2,890
Nissan Motor Co., Ltd.	5,300	52,859
Subaru Corp.	600	19,084
Suzuki Motor Corp.	200	11,601
Toyota Motor Corp.	2,430	155,593
Yamaha Motor Co., Ltd.	300	9,840

Total Automobiles		318,710
Banks – 8.7%
Aozora Bank Ltd.	200	7,785
Chugoku Bank Ltd. (The)	100	1,338
Concordia Financial Group Ltd.	1,000	6,037
Ehime Bank Ltd. (The)	400	4,783
Fukui Bank Ltd. (The)	100	2,402
Fukuoka Financial Group, Inc.	1,000	5,619
Gunma Bank Ltd. (The)	500	3,027
Hachijuni Bank Ltd. (The)	600	3,446
Hokuhoku Financial Group, Inc.	200	3,128
Iyo Bank Ltd. (The)	400	3,207
Kyushu Financial Group, Inc.	400	2,422
Mebuki Financial Group, Inc.	1,070	4,531
Mitsubishi UFJ Financial Group, Inc.	9,900	72,626
Mizuho Financial Group, Inc.	22,400	40,684
Musashino Bank Ltd. (The)	100	3,342
Nishi-Nippon Financial Holdings, Inc.	200	2,397
North Pacific Bank Ltd.	1,600	5,369
Oita Bank Ltd. (The)	100	3,888
Resona Holdings, Inc.	2,400	14,340
Seven Bank Ltd.	800	2,741
Sumitomo Mitsui Financial Group, Inc.	1,200	51,856
Sumitomo Mitsui Trust Holdings, Inc.	300	11,912
Suruga Bank Ltd.	100	2,146

Total Banks		259,026
Beverages – 1.2%
Asahi Group Holdings Ltd.	200	9,925
Coca-Cola Bottlers Japan, Inc.	250	9,132
Kirin Holdings Co., Ltd.	500	12,608
Suntory Beverage & Food Ltd.	100	4,447

Total Beverages		36,112
Building Products – 1.6%
Aica Kogyo Co., Ltd.	200	7,430
Asahi Glass Co., Ltd.	200	8,664
Daikin Industries Ltd.	100	11,838
LIXIL Group Corp.	300	8,122
Sanwa Holdings Corp.	400	5,511
TOTO Ltd.	100	5,903

Total Building Products		47,468
Capital Markets – 2.1%
Daiwa Securities Group, Inc.	2,000	12,550
Ichigo, Inc.(a)	1,100	4,169
Ichiyoshi Securities Co., Ltd.	300	3,425
IwaiCosmo Holdings, Inc.	200	2,555
Japan Exchange Group, Inc.	600	10,445
kabu.com Securities Co., Ltd.	600	1,875
Matsui Securities Co., Ltd.	300	2,533
Nomura Holdings, Inc.	2,900	17,122
SBI Holdings, Inc.	200	4,183
Tokai Tokyo Financial Holdings, Inc.	600	3,872

Total Capital Markets		62,729
Chemicals – 4.6%
Asahi Kasei Corp.	1,000	12,903
Daicel Corp.	200	2,276
Hitachi Chemical Co., Ltd.	100	2,569
JSR Corp.	200	3,938
Kansai Paint Co., Ltd.	200	5,198
Kuraray Co., Ltd.	500	9,436
Mitsubishi Chemical Holdings Corp.	1,000	10,977
Mitsubishi Gas Chemical Co., Inc.	200	5,743
Nihon Parkerizing Co., Ltd.	300	5,063
Nippon Paint Holdings Co., Ltd.	100	3,165
Nippon Valqua Industries Ltd.	200	5,477
Nissan Chemical Industries Ltd.	100	3,990
Nitto Denko Corp.	100	8,886
Shin-Etsu Chemical Co., Ltd.	200	20,328

See Notes to Financial Statements.

62	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

December 31, 2017

Investments	Shares	Value
Showa Denko K.K.	200	$8,549
Sumitomo Chemical Co., Ltd.	1,000	7,190
Taiyo Nippon Sanso Corp.	200	2,800
Teijin Ltd.	100	2,228
Toagosei Co., Ltd.	300	3,822
Toray Industries, Inc.	600	5,659
Tosoh Corp.	100	2,267
Toyobo Co., Ltd.	100	1,817
Ube Industries Ltd.	100	2,943

Total Chemicals		137,224
Commercial Services & Supplies – 0.9%
Dai Nippon Printing Co., Ltd.	500	11,154
Kokuyo Co., Ltd.	200	3,716
Okamura Corp.	200	2,924
Park24 Co., Ltd.	100	2,394
Secom Co., Ltd.	100	7,552

Total Commercial Services & Supplies		27,740
Construction & Engineering – 1.5%
COMSYS Holdings Corp.	200	5,797
Kajima Corp.	1,000	9,623
Kinden Corp.	400	6,526
Kyowa Exeo Corp.	200	5,179
Obayashi Corp.	500	6,054
Raito Kogyo Co., Ltd.	200	2,290
Taikisha Ltd.	100	3,382
Taisei Corp.	100	4,980

Total Construction & Engineering		43,831
Construction Materials – 0.1%
Taiheiyo Cement Corp.	100	4,319
Consumer Finance – 0.0%
J Trust Co., Ltd.(a)	100	652
Containers & Packaging – 0.1%
Toyo Seikan Group Holdings Ltd.	100	1,607
Distributors – 0.2%
Canon Marketing Japan, Inc.	100	2,703
Paltac Corp.	100	4,563

Total Distributors		7,266
Diversified Consumer Services – 0.2%
Benesse Holdings, Inc.	200	7,057
Diversified Telecommunication Services – 2.1%
Nippon Telegraph & Telephone Corp.	1,300	61,174
Electric Utilities – 0.7%
Chubu Electric Power Co., Inc.	300	3,730
Chugoku Electric Power Co., Inc. (The)	300	3,225
Hokkaido Electric Power Co., Inc.	400	2,635
Hokuriku Electric Power Co.	300	2,416
Kansai Electric Power Co., Inc. (The)	300	3,675
Kyushu Electric Power Co., Inc.	100	1,048
Shikoku Electric Power Co., Inc.	200	2,180
Tohoku Electric Power Co., Inc.	200	2,558

Total Electric Utilities		21,467
Electrical Equipment – 1.4%
Idec Corp.(a)	300	7,148
Mitsubishi Electric Corp.	1,000	16,613
Nidec Corp.	100	14,035
Nitto Kogyo Corp.	300	4,817

Total Electrical Equipment		42,613
Electronic Equipment, Instruments & Components – 3.0%
Alps Electric Co., Ltd.	100	2,858
Amano Corp.	100	2,616
Azbil Corp.	100	4,341
Canon Electronics, Inc.	300	6,559
Dexerials Corp.	200	2,590
Hamamatsu Photonics K.K.	100	3,364
Hitachi High-Technologies Corp.	100	4,217
Hitachi Ltd.	3,000	23,380
Macnica Fuji Electronics Holdings, Inc.	100	2,181
Murata Manufacturing Co., Ltd.	100	13,422
Nohmi Bosai Ltd.	200	3,649
Oki Electric Industry Co., Ltd.	100	1,404
Omron Corp.	100	5,965
Satori Electric Co., Ltd.	300	3,281
Yaskawa Electric Corp.	100	4,408
Yokogawa Electric Corp.	200	3,831

Total Electronic Equipment, Instruments & Components		88,066
Food & Staples Retailing – 1.9%
Aeon Co., Ltd.	400	6,755
Aeon Hokkaido Corp.	1,000	6,951
Arcs Co., Ltd.	100	2,333
Cawachi Ltd.	100	2,470
FamilyMart UNY Holdings Co., Ltd.	55	3,857
Lawson, Inc.	100	6,649
Seven & I Holdings Co., Ltd.	400	16,628
United Super Markets Holdings, Inc.	300	3,047
Valor Holdings Co., Ltd.	200	4,676
Yokohama Reito Co., Ltd.	300	3,111

Total Food & Staples Retailing		56,477
Food Products – 1.0%
Ajinomoto Co., Inc.	200	3,766
Hokuto Corp.	300	5,462
Itoham Yonekyu Holdings, Inc.	200	1,830
Kewpie Corp.	100	2,668
MEIJI Holdings Co., Ltd.	100	8,513
Toyo Suisan Kaisha Ltd.	100	4,274
Yamazaki Baking Co., Ltd.	200	3,901

Total Food Products		30,414
Gas Utilities – 0.5%
Osaka Gas Co., Ltd.	200	3,852
Saibu Gas Co., Ltd.	100	2,501
Tokyo Gas Co., Ltd.	400	9,156

Total Gas Utilities		15,509

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	63

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

December 31, 2017

Investments	Shares	Value
Health Care Equipment & Supplies – 0.7%
Hoya Corp.	200	$9,992
Nihon Kohden Corp.	100	2,321
Nipro Corp.	200	2,969
Terumo Corp.	100	4,740

Total Health Care Equipment & Supplies		20,022
Health Care Providers & Services – 0.7%
Alfresa Holdings Corp.	100	2,350
BML, Inc.	200	4,980
Medipal Holdings Corp.	200	3,918
Miraca Holdings, Inc.	100	4,283
Toho Holdings Co., Ltd.	200	4,524

Total Health Care Providers & Services		20,055
Hotels, Restaurants & Leisure – 0.5%
McDonald’s Holdings Co., Japan Ltd.	100	4,399
Resorttrust, Inc.	100	2,273
Round One Corp.	100	1,683
Skylark Co., Ltd.	200	2,846
Tokyo Dome Corp.	300	3,036

Total Hotels, Restaurants & Leisure		14,237
Household Durables – 2.5%
Casio Computer Co., Ltd.	200	2,878
Fuji Corp., Ltd.	400	3,110
Haseko Corp.	200	3,109
Iida Group Holdings Co., Ltd.	300	5,659
Nihon House Holdings Co., Ltd.	700	4,555
Nikon Corp.	200	4,030
Panasonic Corp.	1,200	17,571
Sangetsu Corp.	200	3,688
Sekisui Chemical Co., Ltd.	300	6,024
Sekisui House Ltd.	600	10,842
Sony Corp.	200	9,024
Sumitomo Forestry Co., Ltd.	200	3,579

Total Household Durables		74,069
Household Products – 0.3%
Pigeon Corp.	100	3,808
Unicharm Corp.	200	5,201

Total Household Products		9,009
Independent Power & Renewable Electricity Producers – 0.1%
Electric Power Development Co., Ltd.	100	2,694
Industrial Conglomerates – 0.2%
Nisshinbo Holdings, Inc.	100	1,356
Seibu Holdings, Inc.	200	3,783

Total Industrial Conglomerates		5,139
Insurance – 4.9%
Dai-ichi Life Holdings, Inc.	800	16,504
Japan Post Holdings Co., Ltd.(a)	4,400	50,464
Japan Post Insurance Co., Ltd.	400	9,420
MS&AD Insurance Group Holdings, Inc.	500	16,929
Sompo Holdings, Inc.	300	11,622
Sony Financial Holdings, Inc.	300	5,316
T&D Holdings, Inc.	500	8,553
Tokio Marine Holdings, Inc.	600	27,382

Total Insurance		146,190
Internet & Catalog Retail – 0.2%
Rakuten, Inc.	300	2,750
Start Today Co., Ltd.	100	3,040

Total Internet & Catalog Retail		5,790
Internet Software & Services – 0.7%
GMO Internet, Inc.	200	3,404
Mixi, Inc.	100	4,492
Yahoo Japan Corp.	2,900	13,309

Total Internet Software & Services		21,205
IT Services – 1.3%
Fujitsu Ltd.	1,000	7,126
Itochu Techno-Solutions Corp.	100	4,341
Nomura Research Institute Ltd.	220	10,233
NS Solutions Corp.	100	2,738
NTT Data Corp.	500	5,943
Otsuka Corp.	100	7,670

Total IT Services		38,051
Leisure Products – 0.7%
Bandai Namco Holdings, Inc.	200	6,542
Sankyo Co., Ltd.	200	6,294
Sega Sammy Holdings, Inc.	300	3,723
Yamaha Corp.	100	3,693

Total Leisure Products		20,252
Machinery – 5.8%
Aichi Corp.	400	2,961
Alinco, Inc.	400	4,439
Amada Holdings Co., Ltd.	500	6,809
Daifuku Co., Ltd.	100	5,451
DMG Mori Co., Ltd.	100	2,069
Ebara Corp.	100	3,813
FANUC Corp.	100	24,021
Giken Ltd.	200	5,239
Hino Motors Ltd.	300	3,888
Hitachi Construction Machinery Co., Ltd.	100	3,635
Komatsu Ltd.	800	28,960
Kubota Corp.	600	11,768
Kurita Water Industries Ltd.	200	6,498
Makita Corp.	100	4,203
MINEBEA MITSUMI, Inc.	100	2,098
Mitsubishi Heavy Industries Ltd.	200	7,474
Miura Co., Ltd.	200	5,379
Morita Holdings Corp.	100	1,883
Nabtesco Corp.	100	3,835
NGK Insulators Ltd.	100	1,889
Noritake Co., Ltd.	100	5,069
NSK Ltd.	600	9,449
NTN Corp.	1,000	4,962
Sodick Co., Ltd.	200	2,603
Sumitomo Heavy Industries Ltd.	200	8,469

See Notes to Financial Statements.

64	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

December 31, 2017

Investments	Shares	Value
Tadano Ltd.	200	$3,322
THK Co., Ltd.	100	3,755

Total Machinery		173,941
Marine – 0.1%
Mitsui OSK Lines Ltd.	100	3,338
Media – 0.9%
CyberAgent, Inc.	100	3,906
Dentsu, Inc.	200	8,477
Hakuhodo DY Holdings, Inc.	300	3,896
Kadokawa Dwango*	200	2,470
Toho Co., Ltd.	200	6,933

Total Media		25,682
Metals & Mining – 1.3%
Godo Steel Ltd.	200	4,201
Hitachi Metals Ltd.	300	4,309
JFE Holdings, Inc.	300	7,206
Kyoei Steel Ltd.	100	1,909
Mitsubishi Materials Corp.	100	3,560
Nippon Light Metal Holdings Co., Ltd.	1,500	4,274
Nippon Steel & Sumitomo Metal Corp.	500	12,832

Total Metals & Mining		38,291
Multiline Retail – 0.2%
J. Front Retailing Co., Ltd.	200	3,769
Marui Group Co., Ltd.	200	3,663

Total Multiline Retail		7,432
Oil, Gas & Consumable Fuels – 0.9%
Idemitsu Kosan Co., Ltd.	100	4,017
JXTG Holdings, Inc.	2,850	18,393
Showa Shell Sekiyu K.K.	400	5,432

Total Oil, Gas & Consumable Fuels		27,842
Paper & Forest Products – 0.4%
Nippon Paper Industries Co., Ltd.	200	3,803
Oji Holdings Corp.	1,000	6,658

Total Paper & Forest Products		10,461
Personal Products – 0.9%
Artnature, Inc.	500	3,475
Fancl Corp.	100	2,956
Kao Corp.	200	13,527
Pola Orbis Holdings, Inc.	100	3,511
Shiseido Co., Ltd.	100	4,835

Total Personal Products		28,304
Pharmaceuticals – 5.1%
Astellas Pharma, Inc.	1,600	20,410
Chugai Pharmaceutical Co., Ltd.	300	15,366
Daiichi Sankyo Co., Ltd.	500	13,036
Eisai Co., Ltd.	200	11,391
KYORIN Holdings, Inc.	200	3,750
Kyowa Hakko Kirin Co., Ltd.	100	1,934
Mitsubishi Tanabe Pharma Corp.	400	8,281
Nichi-iko Pharmaceutical Co., Ltd.	200	3,088
Ono Pharmaceutical Co., Ltd.	300	6,993
Otsuka Holdings Co., Ltd.	300	13,177
Santen Pharmaceutical Co., Ltd.	100	1,572
Sawai Pharmaceutical Co., Ltd.	100	4,474
Shionogi & Co., Ltd.	100	5,412
Sumitomo Dainippon Pharma Co., Ltd.	200	2,972
Takeda Pharmaceutical Co., Ltd.	700	39,776

Total Pharmaceuticals		151,632
Professional Services – 0.5%
Recruit Holdings Co., Ltd.	400	9,942
TechnoPro Holdings, Inc.	100	5,433

Total Professional Services		15,375
Real Estate Management & Development – 2.4%
Aeon Mall Co., Ltd.	100	1,957
Airport Facilities Co., Ltd.	500	2,930
Daito Trust Construction Co., Ltd.	100	20,395
Daiwa House Industry Co., Ltd.	400	15,364
Hulic Co., Ltd.	300	3,372
Mitsubishi Estate Co., Ltd.	300	5,220
Mitsui Fudosan Co., Ltd.	300	6,724
Nomura Real Estate Holdings, Inc.	100	2,242
NTT Urban Development Corp.	200	2,315
Sun Frontier Fudousan Co., Ltd.	100	1,137
Takara Leben Co., Ltd.	800	3,537
Tokyo Tatemono Co., Ltd.	200	2,702
Tokyu Fudosan Holdings Corp.	500	3,617

Total Real Estate Management & Development		71,512
Road & Rail – 1.6%
East Japan Railway Co.	200	19,521
Hankyu Hanshin Holdings, Inc.	200	8,042
Nikkon Holdings Co., Ltd.	200	5,637
Seino Holdings Co., Ltd.	400	6,356
Senko Group Holdings Co., Ltd.	300	2,168
West Japan Railway Co.	100	7,303

Total Road & Rail		49,027
Semiconductors & Semiconductor Equipment – 1.1%
Advantest Corp.	200	3,712
Mimasu Semiconductor Industry Co., Ltd.	100	1,918
SUMCO Corp.	200	5,128
Tokyo Electron Ltd.	100	18,109
Tokyo Seimitsu Co., Ltd.	100	3,959

Total Semiconductors & Semiconductor Equipment		32,826
Software – 1.5%
Nintendo Co., Ltd.	50	18,282
NSD Co., Ltd.	300	6,402
Oracle Corp.	100	8,291
Square Enix Holdings Co., Ltd.	100	4,758
Trend Micro, Inc.	100	5,673

Total Software		43,406
Specialty Retail – 1.9%
ABC-Mart, Inc.	100	5,743

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	65

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

December 31, 2017

Investments	Shares	Value
Aoyama Trading Co., Ltd.	100	$3,737
DCM Holdings Co., Ltd.	200	1,864
Fast Retailing Co., Ltd.	25	9,967
Geo Holdings Corp.	300	5,819
K’s Holdings Corp.	100	2,565
Kohnan Shoji Co., Ltd.	100	2,159
Nishimatsuya Chain Co., Ltd.	300	3,337
Sac’s Bar Holdings, Inc.	300	3,712
Sanrio Co., Ltd.	100	1,674
T-Gaia Corp.	100	2,324
USS Co., Ltd.	300	6,354
Yamada Denki Co., Ltd.(a)	800	4,410
Yellow Hat Ltd.	100	3,023

Total Specialty Retail		56,688
Technology Hardware, Storage & Peripherals – 3.0%
Brother Industries Ltd.	200	4,936
Canon, Inc.	1,500	55,925
FUJIFILM Holdings Corp.	200	8,176
Konica Minolta, Inc.	300	2,887
NEC Corp.	200	5,397
Ricoh Co., Ltd.	400	3,718
Seiko Epson Corp.	400	9,441

Total Technology Hardware, Storage & Peripherals		90,480
Textiles, Apparel & Luxury Goods – 0.1%
Yondoshi Holdings, Inc.	100	2,652
Tobacco – 1.7%
Japan Tobacco, Inc.	1,600	51,572
Trading Companies & Distributors – 5.5%
ITOCHU Corp.	1,300	24,269
Marubeni Corp.	1,900	13,765
MISUMI Group, Inc.	200	5,823
Mitsubishi Corp.	1,500	41,451
Mitsui & Co., Ltd.	2,000	32,526
Sojitz Corp.	1,100	3,379
Sumitomo Corp.	1,500	25,499
Toyota Tsusho Corp.	200	8,051
Yamazen Corp.	500	5,899
Yuasa Trading Co., Ltd.	100	3,635

Total Trading Companies & Distributors		164,297
Wireless Telecommunication Services – 4.6%
KDDI Corp.	1,800	44,812
NTT DOCOMO, Inc.	3,200	75,590
SoftBank Group Corp.	200	15,837

Total Wireless Telecommunication Services		136,239
TOTAL COMMON STOCKS (Cost: $2,400,007)		2,972,459
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
United States – 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(b)
(Cost: $13,901)(c)	13,901	13,901
TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $2,413,908)		2,986,360
Other Assets less Liabilities – (0.1)%		(2,909)

NET ASSETS – 100.0%		$2,983,451
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of December 31, 2017.

(c)

At December 31, 2017, the total market value of the Fund’s securities on loan was $51,333 and the total market value of the collateral held by the Fund was $53,864. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $39,963.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/9/2018	34,595,635	JPY	307,161	USD	$10	$—
Bank of America N.A.	1/9/2018	311,319	USD	34,763,218	JPY	2,660	—
Bank of America N.A.	2/5/2018	521,920	USD	58,712,503	JPY	—	(62)
Bank of Montreal	1/9/2018	26,358,635	JPY	234,030	USD	6	—
Bank of Montreal	2/5/2018	397,655	USD	44,730,938	JPY	—	(24)
Barclays Bank PLC	1/9/2018	34,594,929	JPY	307,161	USD	4	—
Barclays Bank PLC	1/9/2018	311,319	USD	34,761,941	JPY	2,671	—
Barclays Bank PLC	2/5/2018	521,920	USD	58,710,728	JPY	—	(46)
Citibank N.A.	1/9/2018	34,593,516	JPY	307,161	USD	—	(9)
Citibank N.A.	1/9/2018	311,319	USD	34,763,529	JPY	2,657	—
Citibank N.A.	2/5/2018	521,920	USD	58,710,989	JPY	—	(48)
Credit Suisse International	1/9/2018	34,594,560	JPY	307,161	USD	1	—
Credit Suisse International	2/5/2018	521,920	USD	58,711,459	JPY	—	(52)
Goldman Sachs	1/9/2018	311,319	USD	34,760,976	JPY	2,680	—
HSBC Holdings PLC	1/9/2018	2,236,237	JPY	19,799	USD	56	—
Morgan Stanley & Co. International	1/9/2018	237,197	USD	26,484,752	JPY	2,041	—
						$12,786	$(241)

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

66	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.8%
Brazil – 5.1%
AES Tiete Energia S.A.	1,061	$4,078
Alupar Investimento S.A.	1,012	5,629
Ambev S.A.	29,198	187,312
B3 S.A. – Brasil Bolsa Balcao	5,684	39,035
Banco Bradesco S.A.	5,717	55,255
Banco do Brasil S.A.	5,386	51,666
Banco Santander Brasil S.A.	4,039	38,818
BB Seguridade Participacoes S.A.	3,075	26,411
CCR S.A.	7,404	36,048
Cia de Saneamento Basico do Estado de Sao Paulo	1,173	12,140
Cia Hering	1,761	13,601
Cielo S.A.	6,427	45,571
Cosan S.A. Industria e Comercio	588	7,356
EDP – Energias do Brasil S.A.	815	3,440
Embraer S.A.	466	2,810
Engie Brasil Energia S.A.	3,162	33,850
Equatorial Energia S.A.	759	15,022
Estacio Participacoes S.A.	2,216	21,925
Ez Tec Empreendimentos e Participacoes S.A.	1,866	12,179
Fibria Celulose S.A.	1,281	18,479
Fleury S.A.	817	7,293
Gerdau S.A.	1,105	3,454
Grendene S.A.	1,411	12,102
Itau Unibanco Holding S.A.	5,198	59,061
JBS S.A.	1,386	4,099
Klabin S.A.	2,750	14,591
Kroton Educacional S.A.	4,038	22,399
Localiza Rent a Car S.A.	1,856	12,343
Lojas Renner S.A.	1,542	16,498
Mahle-Metal Leve S.A.	1,517	10,916
MRV Engenharia e Participacoes S.A.	1,709	7,749
Multiplan Empreendimentos Imobiliarios S.A.	502	10,730
Multiplus S.A.	643	6,785
Natura Cosmeticos S.A.	245	2,442
Odontoprev S.A.	2,932	14,063
Porto Seguro S.A.	1,343	14,709
Qualicorp S.A.	1,341	12,532
Raia Drogasil S.A.	584	16,162
Smiles Fidelidade S.A.	969	22,172
Sul America S.A.	927	5,215
TIM Participacoes S.A.	5,390	21,286
TOTVS S.A.	936	8,434
Transmissora Alianca de Energia Eletrica S.A.	3,864	24,858
Ultrapar Participacoes S.A.	1,169	26,431
Vale S.A.	12,762	154,894
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	1,340	7,490
WEG S.A.	3,518	25,570

Total Brazil		1,174,903
Chile – 1.6%
AES Gener S.A.	26,599	8,810
Aguas Andinas S.A. Class A	19,858	13,155
Banco de Chile	254,225	40,760
Banco de Credito e Inversiones	278	19,339
Banco Santander Chile	515,523	40,397
CAP S.A.	1,488	19,018
Cencosud S.A.	4,264	12,598
Cia Cervecerias Unidas S.A.	637	9,558
Colbun S.A.	19,055	4,383
Empresas COPEC S.A.	3,399	53,698
Enel Americas S.A.	152,489	33,978
Enel Chile S.A.	130,862	15,493
Enel Generacion Chile S.A.	24,316	22,018
Inversiones Aguas Metropolitanas S.A.	5,008	9,511
Inversiones La Construccion S.A.	637	12,052
Ripley Corp. S.A.	21,333	23,181
S.A.C.I. Falabella	2,799	27,919
Sociedad Matriz del Banco de Chile S.A. Class B	26,326	13,270
SONDA S.A.	1,858	3,698

Total Chile		382,836
China – 22.2%
AAC Technologies Holdings, Inc.	2,500	44,581
Agricultural Bank of China Ltd. Class H	200,000	93,127
Air China Ltd. Class H	4,000	4,851
Anhui Conch Cement Co., Ltd. Class H	6,000	28,207
Anhui Expressway Co., Ltd. Class H	8,000	6,672
ANTA Sports Products Ltd.	7,000	31,744
BAIC Motor Corp., Ltd. Class H(a)	10,500	13,674
Bank of China Ltd. Class H	508,000	249,539
Bank of Communications Co., Ltd. Class H	147,000	109,066
BBMG Corp. Class H	6,000	2,725
Beijing Capital International Airport Co., Ltd. Class H	2,000	3,014
Beijing Enterprises Holdings Ltd.	3,500	20,774
Beijing Enterprises Water Group Ltd.*	18,000	13,931
Beijing Jingneng Clean Energy Co., Ltd. Class H	38,000	10,208
Brilliance China Automotive Holdings Ltd.	10,000	26,736
Central China Securities Co., Ltd. Class H	11,000	4,629
CGN Power Co., Ltd. Class H(a)(b)	69,000	18,712
China Cinda Asset Management Co., Ltd. Class H	49,000	17,927
China CITIC Bank Corp., Ltd. Class H	78,000	48,892
China Communications Construction Co., Ltd. Class H	22,000	24,991
China Communications Services Corp., Ltd. Class H	14,000	9,384
China Conch Venture Holdings Ltd.	6,500	15,050
China Construction Bank Corp. Class H	771,000	710,117
China Eastern Airlines Corp., Ltd. Class H	10,000	7,253
China Everbright Bank Co., Ltd. Class H	23,000	10,739
China Everbright International Ltd.	12,000	17,131
China Galaxy Securities Co., Ltd. Class H	15,000	11,052
China Gas Holdings Ltd.	11,600	32,052
China International Marine Containers Group Co., Ltd. Class H	3,700	7,147
China Jinmao Holdings Group Ltd.	38,000	16,722
China Lesso Group Holdings Ltd.	4,000	2,589
China Life Insurance Co., Ltd. Class H	12,000	37,686

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	67

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2017

Investments	Shares	Value
China Lilang Ltd.	12,000	$9,686
China Longyuan Power Group Corp., Ltd. Class H	11,000	7,824
China Medical System Holdings Ltd.	7,000	16,315
China Mengniu Dairy Co., Ltd.	7,000	20,819
China Merchants Bank Co., Ltd. Class H	13,000	51,719
China Minsheng Banking Corp., Ltd. Class H	41,500	41,567
China Mobile Ltd.	35,000	354,822
China National Building Material Co., Ltd. Class H(b)	12,000	10,730
China Oilfield Services Ltd. Class H	8,000	7,788
China Overseas Land & Investment Ltd.	16,000	51,476
China Pacific Insurance Group Co., Ltd. Class H	7,800	37,467
China Petroleum & Chemical Corp. Class H	282,000	206,703
China Power Clean Energy Development Co., Ltd.	3,500	1,845
China Power International Development Ltd.	88,666	23,252
China Railway Construction Corp., Ltd. Class H	9,500	11,010
China Railway Group Ltd. Class H	11,000	8,133
China Railway Signal & Communication Corp., Ltd. Class H(a)	6,000	4,697
China Reinsurance Group Corp. Class H	44,000	10,019
China Resources Cement Holdings Ltd.	28,000	18,410
China Resources Gas Group Ltd.	2,000	7,253
China Resources Land Ltd.	10,000	29,422
China Resources Pharmaceutical Group Ltd.(a)(b)	2,000	2,589
China Resources Power Holdings Co., Ltd.	22,000	40,976
China Shenhua Energy Co., Ltd. Class H	18,000	46,627
China South City Holdings Ltd.	46,000	12,063
China Southern Airlines Co., Ltd. Class H	8,000	8,259
China State Construction International Holdings Ltd.	4,000	5,598
China Telecom Corp., Ltd. Class H	74,000	35,214
China Travel International Investment Hong Kong Ltd.	28,000	10,423
China Vanke Co., Ltd. Class H	4,200	16,763
China Yongda Automobiles Services Holdings Ltd.	4,500	5,175
China ZhengTong Auto Services Holdings Ltd.	5,500	5,565
China Zhongwang Holdings Ltd.	22,400	12,264
Chongqing Rural Commercial Bank Co., Ltd. Class H	16,000	11,298
CIFI Holdings Group Co., Ltd.	28,000	16,870
CITIC Ltd.	28,000	40,403
CITIC Securities Co., Ltd. Class H	6,500	13,404
CITIC Telecom International Holdings Ltd.	27,000	7,150
CNOOC Ltd.	134,000	192,327
COSCO Shipping Energy Transportation Co., Ltd. Class H	18,000	9,832
COSCO Shipping Ports Ltd.	4,000	4,160
Cosmo Lady China Holdings Co., Ltd.(a)	11,000	3,982
Country Garden Holdings Co., Ltd.	54,000	102,926
CPMC Holdings Ltd.	7,000	5,543
CRRC Corp., Ltd. Class H	29,000	31,013
CSPC Pharmaceutical Group Ltd.	12,000	24,223
Dali Foods Group Co., Ltd.(a)	38,500	34,967
Dongfeng Motor Group Co., Ltd. Class H	18,000	21,782
E-Commodities Holdings Ltd.	48,000	4,789
ENN Energy Holdings Ltd.	1,000	7,132
Fosun International Ltd.	11,000	24,372
Fuyao Glass Industry Group Co., Ltd. Class H(a)	2,000	8,430
Geely Automobile Holdings Ltd.	2,000	6,933
GF Securities Co., Ltd. Class H	3,800	7,642
GOME Retail Holdings Ltd.(b)	30,000	3,607
Goodbaby International Holdings Ltd.	4,000	2,195
Great Wall Motor Co., Ltd. Class H(b)	23,000	26,333
Greatview Aseptic Packaging Co., Ltd.	9,000	6,562
Guangdong Investment Ltd.	24,000	32,113
Guangzhou Automobile Group Co., Ltd. Class H	12,000	28,429
Guangzhou R&F Properties Co., Ltd. Class H	5,600	12,622
Guotai Junan International Holdings Ltd.(b)	12,000	3,761
Haitian International Holdings Ltd.	5,000	15,031
Haitong Securities Co., Ltd. Class H	8,000	11,605
Hengan International Group Co., Ltd.	4,000	44,389
Hisense Kelon Electrical Holdings Co., Ltd. Class H	2,000	2,361
Huadian Fuxin Energy Corp., Ltd. Class H	22,000	5,375
Huadian Power International Corp., Ltd. Class H	28,000	10,172
Huaneng Power International, Inc. Class H	66,000	41,370
Huaneng Renewables Corp., Ltd. Class H	18,000	6,102
Huatai Securities Co., Ltd. Class H(a)	4,600	9,156
Industrial & Commercial Bank of China Ltd. Class H	459,000	369,323
Jiangnan Group Ltd.	64,000	4,339
Jiangsu Expressway Co., Ltd. Class H	8,000	12,178
Kingboard Laminates Holdings Ltd.	13,000	20,255
Kingsoft Corp., Ltd.	1,000	3,326
Kunlun Energy Co., Ltd.	14,000	14,578
KWG Property Holding Ltd.	14,500	16,935
Lee & Man Paper Manufacturing Ltd.	18,000	21,276
Legend Holdings Corp. Class H(a)	1,200	5,511
Lenovo Group Ltd.	96,000	54,157
Longfor Properties Co., Ltd.	9,500	23,795
Luye Pharma Group Ltd.(b)	6,500	5,130
Metallurgical Corp. of China Ltd. Class H	14,000	4,119
MGM China Holdings Ltd.(b)	2,400	7,261
New China Life Insurance Co., Ltd. Class H	600	4,099
Nine Dragons Paper Holdings Ltd.	12,000	19,219
People’s Insurance Co. Group of China Ltd. (The) Class H	15,000	7,387
PetroChina Co., Ltd. Class H	108,000	75,295
PICC Property & Casualty Co., Ltd. Class H	16,000	30,742
Ping An Insurance Group Co. of China Ltd. Class H	14,000	145,690
Red Star Macalline Group Corp., Ltd. Class H(a)	2,600	4,211
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	4,000	2,911
Shanghai Industrial Holdings Ltd.	6,000	17,193
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	2,900	7,846
Shenzhen Expressway Co., Ltd. Class H	4,000	4,058
Shenzhen International Holdings Ltd.	10,500	19,986
Shenzhen Investment Ltd.	18,000	7,460
Shenzhou International Group Holdings Ltd.	6,000	57,104
Shimao Property Holdings Ltd.	17,000	36,969
Shougang Fushan Resources Group Ltd.	14,000	3,009
Shui On Land Ltd.	28,000	7,737
Sichuan Expressway Co., Ltd. Class H	12,000	4,375

See Notes to Financial Statements.

68	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2017

Investments	Shares	Value
Sihuan Pharmaceutical Holdings Group Ltd.	14,000	$5,032
Sino-Ocean Group Holding Ltd.	31,500	21,719
Sinopec Engineering Group Co., Ltd. Class H	3,500	3,313
Sinopec Shanghai Petrochemical Co., Ltd. Class H	42,000	23,909
Sinopharm Group Co., Ltd. Class H	4,400	19,024
Sinotrans Ltd. Class H	14,000	6,859
SITC International Holdings Co., Ltd.	13,000	12,838
Skyworth Digital Holdings Ltd.	14,000	6,017
Sun Art Retail Group Ltd.	18,000	19,019
Sunac China Holdings Ltd.(b)	10,000	41,383
Tencent Holdings Ltd.	1,800	93,485
Tingyi Cayman Islands Holding Corp.	12,000	23,333
Tong Ren Tang Technologies Co., Ltd. Class H	5,000	7,228
TravelSky Technology Ltd. Class H	1,000	3,000
Want Want China Holdings Ltd.	33,000	27,650
Weichai Power Co., Ltd. Class H	9,000	9,855
WH Group Ltd.(a)	42,500	47,951
Xingda International Holdings Ltd.	7,000	2,480
Xinhua Winshare Publishing and Media Co., Ltd. Class H	15,000	11,916
Xinyi Glass Holdings Ltd.*	24,000	31,254
Xinyi Solar Holdings Ltd.	32,000	12,362
Yanzhou Coal Mining Co., Ltd. Class H	2,000	2,338
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(a)	2,800	9,796
Yuexiu Property Co., Ltd.	74,000	13,821
Yuexiu Transport Infrastructure Ltd.	8,000	5,874
Zhejiang Expressway Co., Ltd. Class H	14,000	15,384
Zhuzhou CRRC Times Electric Co., Ltd. Class H	800	5,204
Zijin Mining Group Co., Ltd. Class H	28,000	10,566
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(b)	8,400	3,600

Total China		5,137,440
Czech Republic – 0.6%
CEZ AS	4,260	99,487
Komercni Banka AS	680	29,266
Moneta Money Bank AS(a)	1,077	4,174
O2 Czech Republic AS	1,194	15,529

Total Czech Republic		148,456
Hong Kong – 0.2%
Chow Tai Fook Jewellery Group Ltd.	13,400	14,056
CP Pokphand Co., Ltd.	38,000	3,014
Kerry Logistics Network Ltd.	4,500	6,378
Kingboard Chemical Holdings Ltd.	4,500	24,321
Stella International Holdings Ltd.	3,500	5,283

Total Hong Kong		53,052
Hungary – 0.3%
MOL Hungarian Oil & Gas PLC	3,044	35,409
OTP Bank PLC	700	29,048

Total Hungary		64,457
India – 6.4%
Ajanta Pharma Ltd.	394	9,207
Alembic Pharmaceuticals Ltd.	462	3,841
Amara Raja Batteries Ltd.	694	9,136
Ambuja Cements Ltd.	1,556	6,632
Apollo Hospitals Enterprise Ltd.	418	7,890
Apollo Tyres Ltd.	1,112	4,673
Asian Paints Ltd.	412	7,478
Aurobindo Pharma Ltd.	336	3,622
Axis Bank Ltd. GDR Reg S	536	23,423
Bajaj Auto Ltd.	201	10,498
Bank of Baroda	2,118	5,331
Bharat Heavy Electricals Ltd.	5,027	7,285
Bharat Petroleum Corp., Ltd.	3,296	26,734
Bharti Airtel Ltd.	820	6,804
Bharti Infratel Ltd.	5,695	33,794
Cadila Healthcare Ltd.	794	5,393
Care Ratings Ltd.	214	4,467
Castrol India Ltd.	1,846	5,588
Castrol India Ltd.*	1,846	5,588
Coal India Ltd.	18,985	78,212
CRISIL Ltd.	208	6,109
Cummins India Ltd.	249	3,518
Dr. Reddy’s Laboratories Ltd.	216	8,170
Engineers India Ltd.	1,537	4,799
GAIL India Ltd.	1,640	12,838
Gateway Distriparks Ltd.	1,340	4,947
GHCL Ltd.	817	4,069
Glenmark Pharmaceuticals Ltd.	477	4,445
Great Eastern Shipping Co., Ltd. (The)	1,171	7,327
Greaves Cotton Ltd.	2,811	6,038
Gujarat Pipavav Port Ltd.	2,060	4,405
HCL Technologies Ltd.	2,860	39,902
Hero MotoCorp Ltd.	474	28,110
Hindustan Petroleum Corp., Ltd.	5,080	33,316
Hindustan Unilever Ltd.	1,578	33,817
ICICI Bank Ltd. ADR	2,062	20,063
Idea Cellular Ltd.*	3,438	5,825
IDFC Bank Ltd.	3,577	3,040
Indian Oil Corp., Ltd.	9,438	57,454
Infosys Ltd. ADR	12,028	195,094
InterGlobe Aviation Ltd.(a)	329	6,214
IRB Infrastructure Developers Ltd.	2,405	8,968
ITC Ltd.	10,798	44,535
Jain Irrigation Systems Ltd.	2,849	5,613
Karnataka Bank Ltd. (The)	1,962	4,662
KPIT Technologies Ltd.	2,219	6,284
Lakshmi Vilas Bank Ltd. (The)	2,002	4,644
Larsen & Toubro Ltd. GDR Reg S	924	17,879
Lupin Ltd.	587	8,140
Mahindra & Mahindra Ltd. GDR	901	20,993
Marico Ltd.	1,024	5,174
Maruti Suzuki India Ltd.	184	28,048
Mindtree Ltd.	1,043	10,007
Mphasis Ltd.	566	6,435
National Aluminium Co., Ltd.	1,782	2,401

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	69

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2017

Investments	Shares	Value
NHPC Ltd.	44,645	$22,837
NLC India Ltd.	3,505	6,019
NMDC Ltd.	6,448	13,921
NTPC Ltd.	12,722	35,279
Oil & Natural Gas Corp., Ltd.	22,587	69,077
Oil India Ltd.	1,657	9,644
Piramal Enterprises Ltd.	86	3,863
Power Grid Corp. of India Ltd.	7,975	25,033
Reliance Industries Ltd. GDR(a)	2,276	64,980
Reliance Infrastructure Ltd.	1,155	10,022
SJVN Ltd.	9,920	5,269
Sonata Software Ltd.	1,988	8,673
State Bank of India GDR Reg S	233	11,347
Strides Shasun Ltd.	195	2,514
Sun Pharmaceutical Industries Ltd.	1,542	13,798
Sun TV Network Ltd.	314	4,871
Tata Consultancy Services Ltd.	1,861	78,758
Tata Power Co., Ltd. (The)	7,179	10,516
Tech Mahindra Ltd.	2,179	17,208
Thyrocare Technologies Ltd.(a)	467	5,115
Torrent Pharmaceuticals Ltd.	182	4,045
Torrent Power Ltd.	777	3,448
UPL Ltd.	805	9,619
Vedanta Ltd.	8,923	46,120
Vedanta Ltd. ADR	1,761	36,682
Vijaya Bank	4,085	4,374
Wipro Ltd. ADR	701	3,834
Wockhardt Ltd.	344	5,020
Yes Bank Ltd.	1,377	6,799
Zee Entertainment Enterprises Ltd.	896	8,167

Total India		1,475,731
Indonesia – 2.5%
Adaro Energy Tbk PT	100,500	13,778
Adhi Karya Persero Tbk PT	20,100	2,793
AKR Corporindo Tbk PT	8,400	3,931
Astra International Tbk PT	83,400	51,021
Bank Central Asia Tbk PT	22,500	36,318
Bank Danamon Indonesia Tbk PT	20,100	10,296
Bank Mandiri Persero Tbk PT	32,600	19,222
Bank Negara Indonesia Persero Tbk PT	37,900	27,655
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	11,600	2,052
Bank Rakyat Indonesia Persero Tbk PT	223,500	59,962
Bank Tabungan Negara Persero Tbk PT	23,200	6,105
Bukit Asam Persero Tbk PT	25,000	4,533
Charoen Pokphand Indonesia Tbk PT	23,100	5,108
Gudang Garam Tbk PT	1,400	8,647
Hanjaya Mandala Sampoerna Tbk PT	63,700	22,208
Indo Tambangraya Megah Tbk PT	11,100	16,935
Indocement Tunggal Prakarsa Tbk PT	13,100	21,194
Indofood CBP Sukses Makmur Tbk PT	11,900	7,806
Indofood Sukses Makmur Tbk PT	20,000	11,240
Japfa Comfeed Indonesia Tbk PT	29,500	2,827
Jasa Marga Persero Tbk PT	18,100	8,538
Kalbe Farma Tbk PT	47,100	5,867
Matahari Department Store Tbk PT	25,600	18,869
Media Nusantara Citra Tbk PT	32,900	3,116
Perusahaan Gas Negara Persero Tbk	232,600	30,002
PP Persero Tbk PT	20,200	3,931
Sawit Sumbermas Sarana Tbk PT	19,400	2,145
Semen Indonesia Persero Tbk PT	21,800	15,907
Telekomunikasi Indonesia Persero Tbk PT	179,700	58,807
Tower Bersama Infrastructure Tbk PT	5,100	2,415
Unilever Indonesia Tbk PT	9,600	39,553
United Tractors Tbk PT	13,400	34,963
Waskita Beton Precast Tbk PT	210,300	6,324
Waskita Karya Persero Tbk PT	32,300	5,261
Wijaya Karya Persero Tbk PT	36,800	4,204

Total Indonesia		573,533
Malaysia – 3.2%
AirAsia Bhd	21,700	17,963
AMMB Holdings Bhd	5,600	6,102
Astro Malaysia Holdings Bhd	13,000	8,512
Axiata Group Bhd	17,300	23,469
Berjaya Sports Toto Bhd	17,300	9,576
Bermaz Auto Bhd	7,100	3,860
British American Tobacco Malaysia Bhd	200	1,977
Bursa Malaysia Bhd	2,200	5,501
CIMB Group Holdings Bhd	17,300	27,957
Dialog Group Bhd	7,700	4,776
DiGi.Com Bhd	13,100	16,509
Felda Global Ventures Holdings Bhd	14,200	5,930
Fraser & Neave Holdings Bhd	900	6,004
Gamuda Bhd	7,000	8,579
Genting Malaysia Bhd	5,600	7,790
Genting Plantations Bhd	2,200	5,708
HAP Seng Consolidated Bhd	9,300	21,946
Hartalega Holdings Bhd	2,800	7,389
Hong Leong Bank Bhd	4,100	17,223
Hong Leong Financial Group Bhd	1,400	6,185
IJM Corp. Bhd	19,700	14,847
IOI Corp. Bhd	10,300	11,555
Kuala Lumpur Kepong Bhd	3,400	21,003
Magnum Bhd	14,200	6,105
Mah Sing Group Bhd	7,900	2,830
Malayan Banking Bhd	37,200	90,082
Malaysia Airports Holdings Bhd	3,300	7,168
Malaysian Resources Corp. Bhd	12,300	3,404
Maxis Bhd	8,300	12,326
MISC Bhd	6,500	11,917
Nestle Malaysia Bhd	600	15,300
Petronas Chemicals Group Bhd	18,200	34,628
Petronas Dagangan Bhd	2,000	11,989
Petronas Gas Bhd	1,400	6,047
Press Metal Aluminium Holdings Bhd	27,340	36,413
Public Bank Bhd	11,100	56,995

See Notes to Financial Statements.

70	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2017

Investments	Shares	Value
RHB Bank Bhd	6,100	$7,536
Sime Darby Bhd	15,500	8,464
SP Setia Bhd Group	5,900	5,831
Sunway Bhd	7,649	3,081
Supermax Corp. Bhd	13,800	6,820
Telekom Malaysia Bhd	16,200	25,219
Tenaga Nasional Bhd	20,500	77,299
Top Glove Corp. Bhd	7,000	13,820
Tune Protect Group Bhd	15,900	4,125
YTL Corp. Bhd	65,500	22,173
YTL Power International Bhd	19,324	6,160

Total Malaysia		736,093
Mexico – 2.6%
Alfa S.A.B. de C.V. Class A	19,593	21,650
Alpek S.A.B. de C.V.	6,817	8,170
Alsea S.A.B. de C.V.	1,400	4,606
America Movil S.A.B. de C.V. Series L	84,422	73,137
Arca Continental S.A.B. de C.V.	1,765	12,262
Banregio Grupo Financiero S.A.B. de C.V.	467	2,562
Bolsa Mexicana de Valores S.A.B. de C.V.	4,668	8,076
Coca-Cola Femsa S.A.B. de C.V. Series L	3,037	21,258
Concentradora Fibra Danhos S.A. de C.V.	7,013	10,972
Corp. Inmobiliaria Vesta S.A.B. de C.V.	4,085	5,086
Fomento Economico Mexicano S.A.B. de C.V.	6,676	63,107
Gruma S.A.B. de C.V. Class B	514	6,549
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	3,745	19,461
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	3,512	36,275
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	385	7,046
Grupo Bimbo S.A.B. de C.V. Series A	1,284	2,855
Grupo Financiero Banorte S.A.B. de C.V. Class O	16,474	90,792
Grupo Financiero Inbursa S.A.B. de C.V. Class O	2,360	3,874
Grupo Financiero Santander Mexico S.A.B. de C.V. Class B	15,680	23,025
Grupo Herdez S.A.B. de C.V.	1,411	3,294
Grupo Mexico S.A.B. de C.V. Series B	13,384	44,402
Industrias Bachoco S.A.B. de C.V. Series B	1,528	7,311
Industrias Penoles S.A.B. de C.V.	232	4,858
Infraestructura Energetica Nova S.A.B. de C.V.	2,817	13,887
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	8,718	15,439
Macquarie Mexico Real Estate Management S.A. de C.V.*	5,560	5,897
Megacable Holdings S.A.B. de C.V. Series CPO	2,334	9,545
Mexichem S.A.B. de C.V.	4,071	10,118
Nemak S.A.B. de C.V.(a)	7,706	5,609
Promotora y Operadora de Infraestructura S.A.B. de C.V.	834	8,297
Rassini S.A.B. de C.V.	1,634	5,888
Wal-Mart de Mexico S.A.B. de C.V.	21,607	53,218

Total Mexico		608,526
Philippines – 0.9%
Aboitiz Equity Ventures, Inc.	1,980	2,935
Aboitiz Power Corp.	4,800	3,995
Ayala Corp.	560	11,386
Ayala Land, Inc.	9,800	8,756
Bank of the Philippine Islands	1,260	2,729
BDO Unibank, Inc.	9,231	30,326
D&L Industries, Inc.	13,200	2,925
DMCI Holdings, Inc.	47,700	13,760
Globe Telecom, Inc.	250	9,515
International Container Terminal Services, Inc.	3,980	8,411
Jollibee Foods Corp.	1,020	5,169
Manila Electric Co.	4,490	29,556
Manila Water Co., Inc.	5,100	2,866
Metropolitan Bank & Trust Co.	2,080	4,225
Nickel Asia Corp.	37,700	4,780
PLDT, Inc.	700	20,753
Semirara Mining & Power Corp.	10,250	7,556
SM Investments Corp.	1,400	27,764
SM Prime Holdings, Inc.	17,300	12,996
Universal Robina Corp.	2,860	8,651

Total Philippines		219,054
Poland – 1.0%
Asseco Poland S.A.	194	2,455
Bank Handlowy w Warszawie S.A.	432	10,180
Bank Pekao S.A.	1,236	46,064
Bank Zachodni WBK S.A.	196	22,351
CCC S.A.	70	5,741
Energa S.A.	2,077	7,609
Eurocash S.A.	390	2,971
KGHM Polska Miedz S.A.	607	19,425
Polski Koncern Naftowy Orlen S.A.	1,292	39,413
Polskie Gornictwo Naftowe i Gazownictwo S.A.	14,173	25,656
Powszechny Zaklad Ubezpieczen S.A.	3,463	42,017
Warsaw Stock Exchange	27	365

Total Poland		224,247
Russia – 7.1%
Gazprom Neft PJSC ADR	742	15,953
Gazprom PJSC ADR	84,706	373,553
Lukoil PJSC ADR	5,868	335,767
Magnit PJSC GDR Reg S	362	9,901
Magnitogorsk Iron & Steel Works PJSC GDR Reg S	3,160	30,778
MegaFon PJSC GDR Reg S	4,790	44,308
MMC Norilsk Nickel PJSC ADR	8,893	166,655
Mobile TeleSystems PJSC ADR	8,424	85,841
Novatek PJSC GDR Reg S	477	57,335
Novolipetsk Steel PJSC GDR	2,831	72,247
PhosAgro PJSC GDR Reg S	1,067	16,378
Rosneft Oil Co. PJSC GDR Reg S	7,482	37,335
RusHydro PJSC ADR	12,970	15,564
Sberbank of Russia PJSC ADR	11,052	187,110
Severstal PJSC GDR Reg S	3,871	59,536
Sistema PJSC FC GDR Reg S	2,205	9,195
Tatneft PJSC ADR	2,549	126,074

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	71

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2017

Investments	Shares	Value
VTB Bank PJSC GDR Reg S	4,801	$8,786

Total Russia		1,652,316
Singapore – 0.0%
IGG, Inc.	8,000	8,637
South Africa – 8.1%
Aeci Ltd.	1,606	12,973
African Rainbow Minerals Ltd.	622	6,745
AngloGold Ashanti Ltd.	984	10,223
Ascendis Health Ltd.	1,555	2,223
Aspen Pharmacare Holdings Ltd.	813	18,224
Assore Ltd.	438	12,737
AVI Ltd.	3,067	27,390
Barclays Africa Group Ltd.	4,346	63,888
Barloworld Ltd.	1,773	22,851
Bid Corp., Ltd.	1,101	26,768
Bidvest Group Ltd. (The)	1,842	32,449
Capitec Bank Holdings Ltd.	187	16,585
Clicks Group Ltd.	1,227	17,952
Coronation Fund Managers Ltd.	2,704	16,141
Discovery Ltd.	755	11,343
EOH Holdings Ltd.	320	1,743
Exxaro Resources Ltd.	1,836	24,099
FirstRand Ltd.	24,342	132,229
Foschini Group Ltd. (The)	2,374	37,840
Gold Fields Ltd.	2,467	10,781
Harmony Gold Mining Co., Ltd.	3,062	5,612
Hyprop Investments Ltd.	2,447	23,185
Imperial Holdings Ltd.	1,096	23,207
Investec Ltd.	2,000	14,494
JSE Ltd.	932	11,582
Kumba Iron Ore Ltd.	627	19,202
Liberty Holdings Ltd.	1,521	15,287
Life Healthcare Group Holdings Ltd.	13,519	30,303
MMI Holdings Ltd.	13,986	23,724
Mondi Ltd.	502	12,946
Mpact Ltd.	2,017	3,975
Mr. Price Group Ltd.	1,836	36,315
MTN Group Ltd.	21,647	238,851
Naspers Ltd. Class N	133	37,075
Nedbank Group Ltd.	1,843	38,125
Netcare Ltd.	13,168	26,751
Omnia Holdings Ltd.	487	5,818
Pick n Pay Stores Ltd.	2,417	13,581
Pioneer Foods Group Ltd.	897	9,932
Rand Merchant Investment Holdings Ltd.	3,427	12,706
Raubex Group Ltd.	2,324	3,743
Remgro Ltd.	1,949	37,154
Resilient REIT Ltd.	1,138	13,895
Reunert Ltd.	2,554	14,874
RMB Holdings Ltd.	5,175	33,094
Sanlam Ltd.	9,612	67,548
Santam Ltd.	474	10,224
Sappi Ltd.	1,660	12,001
Sasol Ltd.	3,872	133,919
Shoprite Holdings Ltd.	2,097	37,467
SPAR Group Ltd. (The)	1,614	26,508
Standard Bank Group Ltd.	8,926	141,071
Telkom S.A. SOC Ltd.	4,450	17,297
Tiger Brands Ltd.(b)	1,168	43,399
Tongaat Hulett Ltd.	971	8,991
Truworths International Ltd.	5,404	41,237
Tsogo Sun Holdings Ltd.	7,739	15,228
Vodacom Group Ltd.	5,274	62,061
Wilson Bayly Holmes-Ovcon Ltd.	407	5,110
Woolworths Holdings Ltd.	10,764	56,785

Total South Africa		1,889,461
South Korea – 11.6%
Able C&C Co., Ltd.	184	2,853
Amorepacific Corp.	42	11,946
BGF Co., Ltd.	26	370
Binggrae Co., Ltd.	90	5,305
BNK Financial Group, Inc.	745	6,555
Cheil Worldwide, Inc.	218	4,317
CJ CheilJedang Corp.	16	5,470
CJ Corp.	22	3,730
Coway Co., Ltd.	564	51,471
Cuckoo Electronics Co., Ltd.†	25	3,853
Daelim Industrial Co., Ltd.	76	5,850
Daesang Corp.	302	7,772
Daesang Holdings Co., Ltd.	411	3,820
DB Insurance Co., Ltd.	131	8,712
DGB Financial Group, Inc.	659	6,494
Dongkuk Steel Mill Co., Ltd.	298	3,062
Dongkuk Structures & Construction Co., Ltd.	467	2,495
DONGSUNG Corp.	1,705	8,935
Doosan Bobcat, Inc.	83	2,776
Doosan Corp.	83	8,761
Doosan Heavy Industries & Construction Co., Ltd.	502	7,198
E-Mart, Inc.	28	7,088
Eugene Corp.	848	3,897
Grand Korea Leisure Co., Ltd.	301	8,224
GS Holdings Corp.	224	13,015
GS Retail Co., Ltd.	259	9,750
Hana Financial Group, Inc.	789	36,703
Hana Tour Service, Inc.	32	3,079
Hankook Tire Co., Ltd.	126	6,426
Hanon Systems	1,544	20,047
Hansol Paper Co., Ltd.	438	5,728
Hanwha Chemical Corp.	123	3,631
Hanwha Life Insurance Co., Ltd.	1,372	8,856
Hite Jinro Co., Ltd.	544	12,246
HMC Investment Securities Co., Ltd.	375	3,818
Huchems Fine Chemical Corp.	166	3,807
Hyosung Corp.	152	19,807
Hyundai Department Store Co., Ltd.	118	11,518
Hyundai Development Co-Engineering & Construction	331	11,919

See Notes to Financial Statements.

72	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2017

Investments	Shares	Value
Hyundai Elevator Co., Ltd.	50	$2,541
Hyundai Engineering & Construction Co., Ltd.	274	9,291
Hyundai Glovis Co., Ltd.	113	14,355
Hyundai Marine & Fire Insurance Co., Ltd.	291	12,776
Hyundai Motor Co.	769	112,058
Hyundai Steel Co.	210	11,495
Hyundai Wia Corp.	91	5,525
iMarketKorea, Inc.	425	3,577
Industrial Bank of Korea	1,138	17,486
IS Dongseo Co., Ltd.	174	5,656
It’s Hanbul Co., Ltd.	92	3,902
Kangwon Land, Inc.	637	20,707
KB Financial Group, Inc.	1,061	62,834
Kginicis Co., Ltd.	376	6,603
Kia Motors Corp.	2,080	65,088
Kolon Industries, Inc.	61	5,071
Korea Aerospace Industries Ltd.	197	8,732
Korea Electric Power Corp.	1,642	58,514
Korea Petrochemical Ind Co., Ltd.	15	3,692
Korea Zinc Co., Ltd.	35	16,118
Korean Reinsurance Co.	1,057	10,861
KT Corp. ADR	1,493	23,306
KT Skylife Co., Ltd.	406	5,101
KT&G Corp.	925	99,797
Kumho Industrial Co., Ltd.	312	2,772
Kumho Petrochemical Co., Ltd.	70	6,506
Kyobo Securities Co., Ltd.	516	4,372
LG Chem Ltd.	117	44,262
LG Corp.	384	32,641
LG Display Co., Ltd.	447	12,484
LG Electronics, Inc.	175	17,328
LG Hausys Ltd.	102	9,251
LG Household & Health Care Ltd.	12	13,328
LG International Corp.	133	3,373
LG Uplus Corp.	1,263	16,517
LIG Nex1 Co., Ltd.	16	894
Lotte Chemical Corp.	28	9,625
LOTTE Fine Chemical Co., Ltd.	98	5,941
Lotte Shopping Co., Ltd.	37	6,878
LS Corp.	163	11,039
LS Industrial Systems Co., Ltd.	154	9,365
Mando Corp.	21	6,052
Meritz Fire & Marine Insurance Co., Ltd.	393	8,627
Meritz Securities Co., Ltd.	1,665	7,115
Mirae Asset Daewoo Co., Ltd.	839	7,202
Mirae Asset Life Insurance Co., Ltd.	812	3,982
Muhak Co., Ltd.	355	6,516
NAVER Corp.	7	5,689
NCSoft Corp.	47	19,646
NH Investment & Securities Co., Ltd.	896	11,634
Paradise Co., Ltd.	322	6,707
Partron Co., Ltd.	552	4,867
POSCO	460	142,870
S-1 Corp.	63	6,297
S-Oil Corp.	384	41,967
Samsung C&T Corp.	63	7,415
Samsung Electro-Mechanics Co., Ltd.	137	12,797
Samsung Electronics Co., Ltd.	328	780,668
Samsung Fire & Marine Insurance Co., Ltd.	110	27,434
Samsung Life Insurance Co., Ltd.	186	21,631
Samsung SDS Co., Ltd.	21	3,923
Samsung Securities Co., Ltd.	279	9,538
Seah Besteel Corp.	107	2,903
Shinhan Financial Group Co., Ltd.	1,742	80,384
Shinsegae, Inc.	20	5,605
SK Chemicals Co., Ltd.†	44	3,461
SK Gas Ltd.	47	4,136
SK Holdings Co., Ltd.	119	31,458
SK Hynix, Inc.	819	58,525
SK Innovation Co., Ltd.	357	68,195
SK Materials Co., Ltd.	23	3,867
SK Networks Co., Ltd.	556	3,454
SK Telecom Co., Ltd.	350	87,292
SKC Co., Ltd.	109	4,785
ST Pharm Co., Ltd.	102	3,149
Sungwoo Hitech Co., Ltd.	1,668	10,159
Tongyang Life Insurance Co., Ltd.	785	5,573
Tongyang, Inc.	1,671	3,098
Woori Bank	1,621	23,848
Yuhan Corp.	27	5,523

Total South Korea		2,690,958
Taiwan – 21.1%
AcBel Polytech, Inc.	7,000	5,234
Accton Technology Corp.	6,000	21,372
Acer, Inc.*	20,000	16,231
Advanced Semiconductor Engineering, Inc.	49,749	63,778
Advantech Co., Ltd.	2,000	14,147
Aerospace Industrial Development Corp.	5,000	6,225
Arcadyan Technology Corp.	4,000	6,976
Asia Cement Corp.	19,000	18,005
Asustek Computer, Inc.	9,000	84,531
Aten International Co., Ltd.	4,000	11,291
AU Optronics Corp.	86,000	35,835
Catcher Technology Co., Ltd.	5,000	55,110
Cathay Financial Holding Co., Ltd.	48,000	86,295
Chang Hwa Commercial Bank Ltd.	9,250	5,144
Charoen Pokphand Enterprise	1,000	2,157
Chaun-Choung Technology Corp.	1,000	3,303
Cheng Shin Rubber Industry Co., Ltd.	19,000	33,520
Chicony Electronics Co., Ltd.	8,025	20,225
Chin-Poon Industrial Co., Ltd.	5,000	9,762
China Bills Finance Corp.	15,000	7,763
China Development Financial Holding Corp.	91,000	31,038
China Life Insurance Co., Ltd.	16,000	16,103
China Metal Products	4,000	3,817
China Steel Corp.	81,000	67,367
China Synthetic Rubber Corp.	12,500	18,419

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	73

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2017

Investments	Shares	Value
Chroma ATE, Inc.	1,000	$5,444
Chung-Hsin Electric & Machinery Manufacturing Corp.	18,000	13,458
Chunghwa Telecom Co., Ltd.	39,000	138,918
Cleanaway Co., Ltd.	2,000	11,761
Clevo Co.	7,000	6,822
Compal Electronics, Inc.	34,000	24,336
CTBC Financial Holding Co., Ltd.	113,720	78,339
CTCI Corp.	7,000	10,621
Delta Electronics, Inc.	13,000	62,688
Depo Auto Parts Ind Co., Ltd.	1,000	3,028
E.Sun Financial Holding Co., Ltd.	32,031	20,343
Eclat Textile Co., Ltd.	1,000	9,997
Elan Microelectronics Corp.	5,000	7,746
Elite Advanced Laser Corp.	1,000	4,352
Elite Material Co., Ltd.	1,000	3,411
Elite Semiconductor Memory Technology, Inc.	8,000	11,493
Eternal Materials Co., Ltd.	9,668	10,006
Eva Airways Corp.	7,000	3,728
Evergreen International Storage & Transport Corp.	13,000	6,181
Everlight Electronics Co., Ltd.	8,000	12,084
Far Eastern Department Stores Ltd.	25,000	12,601
Far Eastern International Bank	25,135	8,058
Far Eastern New Century Corp.	23,000	20,713
Far EasTone Telecommunications Co., Ltd.	15,000	37,048
Feng Hsin Steel Co., Ltd.	6,000	11,230
Feng TAY Enterprise Co., Ltd.	2,000	9,107
First Financial Holding Co., Ltd.	65,729	43,181
Flytech Technology Co., Ltd.	2,000	5,504
Formosa Chemicals & Fibre Corp.	47,000	162,676
Formosa International Hotels Corp.	1,000	5,175
Formosa Laboratories, Inc.	1,000	2,319
Formosa Petrochemical Corp.	16,000	62,100
Formosa Plastics Corp.	46,000	152,568
Formosan Union Chemical	13,000	7,929
Foxconn Technology Co., Ltd.	9,010	25,796
Fubon Financial Holding Co., Ltd.	44,000	74,963
Gemtek Technology Corp.	4,000	3,394
Getac Technology Corp.	6,000	8,912
Giant Manufacturing Co., Ltd.	2,000	10,988
Gigabyte Technology Co., Ltd.	9,000	16,332
Grape King Bio Ltd.	1,000	6,990
Great Wall Enterprise Co., Ltd.	5,000	5,637
Greatek Electronics, Inc.	7,000	12,255
HannStar Display Corp.	20,000	6,680
Highwealth Construction Corp.	15,000	21,322
Hon Hai Precision Industry Co., Ltd.	133,100	425,798
Hotai Motor Co., Ltd.	2,000	23,792
Hua Nan Financial Holdings Co., Ltd.	30,575	17,210
Huang Hsiang Construction Corp.	4,000	4,059
IEI Integration Corp.	6,000	7,924
Innolux Corp.	26,000	10,834
Inventec Corp.	40,000	31,924
Kenda Rubber Industrial Co., Ltd.	7,020	8,858
King Yuan Electronics Co., Ltd.	14,000	14,231
King’s Town Bank Co., Ltd.	14,000	17,524
Kinik Co.	6,000	17,541
Kinpo Electronics, Inc.	25,000	8,863
Kinsus Interconnect Technology Corp.	4,000	7,285
Kung Long Batteries Industrial Co., Ltd.	1,000	4,822
LCY Chemical Corp.	9,000	14,668
Lien Hwa Industrial Corp.	7,276	8,949
Lite-On Technology Corp.	32,014	43,677
Long Chen Paper Co., Ltd.	14,710	20,687
Makalot Industrial Co., Ltd.	2,000	8,401
MediaTek, Inc.	8,000	79,036
Mega Financial Holding Co., Ltd.	86,000	69,503
Merida Industry Co., Ltd.	1,000	4,201
Merry Electronics Co., Ltd.	4,000	26,144
Micro-Star International Co., Ltd.	8,000	20,592
Namchow Holdings Co., Ltd.	2,000	4,281
Nan Kang Rubber Tire Co., Ltd.	7,000	6,281
Nan Ya Plastics Corp.	65,000	170,153
Nan Ya Printed Circuit Board Corp.*	8,000	7,017
Nantex Industry Co., Ltd.	8,000	6,318
Nanya Technology Corp.	12,000	30,727
Nien Made Enterprise Co., Ltd.	1,000	10,686
Novatek Microelectronics Corp.	7,000	26,698
Pan-International Industrial Corp.	5,000	4,259
Pegatron Corp.	27,000	65,326
Posiflex Technology, Inc.	1,000	4,587
Pou Chen Corp.	21,000	27,204
Powertech Technology, Inc.	6,000	17,743
President Chain Store Corp.	5,000	47,717
Prince Housing & Development Corp.	12,000	4,859
Qisda Corp.	19,000	13,504
Quanta Computer, Inc.	27,000	56,162
Radiant Opto-Electronics Corp.	5,000	11,879
Realtek Semiconductor Corp.	6,000	21,977
Rechi Precision Co., Ltd.	7,000	6,739
Ruentex Industries Ltd.	1,000	1,700
Run Long Construction Co., Ltd.	5,000	7,225
ScinoPharm Taiwan Ltd.	2,000	2,383
Shin Kong Financial Holding Co., Ltd.	28,000	9,880
Shin Zu Shing Co., Ltd.	2,000	5,041
Shinkong Synthetic Fibers Corp.	20,000	6,754
Sigurd Microelectronics Corp.	9,000	9,965
Siliconware Precision Industries Co., Ltd.	15,000	25,354
SinoPac Financial Holdings Co., Ltd.	64,587	20,988
Sitronix Technology Corp.	2,000	5,619
Standard Foods Corp.	1,000	2,487
Sunspring Metal Corp.	4,000	4,994
Supreme Electronics Co., Ltd.	7,000	7,033
Syncmold Enterprise Corp.	7,000	14,937
Synnex Technology International Corp.	21,150	28,820
Systex Corp.	5,000	9,964
Taichung Commercial Bank Co., Ltd.	29,000	9,657
Taishin Financial Holding Co., Ltd.	36,000	16,755

See Notes to Financial Statements.

74	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2017

Investments	Shares	Value
Taiwan Cement Corp.	29,000	$35,521
Taiwan Cogeneration Corp.	9,000	8,090
Taiwan Cooperative Financial Holding Co., Ltd.	36,888	20,577
Taiwan Fertilizer Co., Ltd.	15,000	19,331
Taiwan FU Hsing Industrial Co., Ltd.	7,000	8,845
Taiwan High Speed Rail Corp.	7,000	5,528
Taiwan Hon Chuan Enterprise Co., Ltd.	4,000	7,729
Taiwan Mobile Co., Ltd.	15,000	54,186
Taiwan PCB Techvest Co., Ltd.	5,000	5,351
Taiwan Secom Co., Ltd.	5,000	15,391
Taiwan Semiconductor Manufacturing Co., Ltd.	113,000	871,465
Taiwan Styrene Monomer	15,000	11,442
Teco Electric and Machinery Co., Ltd.	13,000	12,450
Tong Hsing Electronic Industries Ltd.	1,000	4,537
Tong Yang Industry Co., Ltd.	2,000	3,871
Topco Scientific Co., Ltd.	1,098	2,985
Transcend Information, Inc.	2,000	5,558
Tripod Technology Corp.	7,000	21,876
TSRC Corp.	5,000	6,259
Tung Ho Steel Enterprise Corp.	7,000	6,069
TXC Corp.	8,000	10,686
Uni-President Enterprises Corp.	29,000	64,318
United Microelectronics Corp.	70,000	33,402
USI Corp.	12,000	6,613
Walsin Lihwa Corp.	19,000	11,237
Wan Hai Lines Ltd.	6,000	3,881
Winbond Electronics Corp.	6,446	5,080
Wistron Corp.	28,535	22,965
Wistron NeWeb Corp.	5,179	14,880
WPG Holdings Ltd.	18,000	23,832
WT Microelectronics Co., Ltd.	6,645	10,093
Yuanta Financial Holding Co., Ltd.	57,000	26,433
Yulon Motor Co., Ltd.	12,000	9,738
Yulon Nissan Motor Co., Ltd.	4,000	35,822
YungShin Global Holding Corp.	8,000	10,726
Zeng Hsing Industrial Co., Ltd.	2,000	8,703
Zinwell Corp.	5,000	5,309

Total Taiwan		4,882,857
Thailand – 3.6%
Advanced Info Service PCL NVDR	16,500	96,701
Airports of Thailand PCL NVDR	20,400	42,565
Bangkok Dusit Medical Services PCL NVDR	7,800	5,002
Bangkok Expressway & Metro PCL	49,600	11,719
Bangkok Land PCL NVDR	207,600	11,402
Banpu PCL NVDR	11,344	6,788
BTS Group Holdings PCL NVDR	41,400	10,544
Bumrungrad Hospital PCL NVDR	1,200	6,959
Central Pattana PCL NVDR	5,800	15,172
Charoen Pokphand Foods PCL NVDR	16,800	12,372
CP ALL PCL NVDR	14,000	33,078
Delta Electronics Thailand PCL NVDR	3,000	6,743
Electricity Generating PCL NVDR	2,000	13,256
Glow Energy PCL NVDR	5,800	14,460
Hana Microelectronics PCL NVDR	7,000	9,558
Home Product Center PCL NVDR	38,600	15,160
Indorama Ventures PCL NVDR	11,700	19,117
Intouch Holdings PCL NVDR	21,100	36,418
IRPC PCL NVDR	50,900	11,011
Jasmine International PCL NVDR	18,900	4,118
Kasikornbank PCL NVDR	4,100	29,187
Kiatnakin Bank PCL NVDR	7,000	17,022
Krung Thai Bank PCL NVDR	42,500	25,038
Land & Houses PCL NVDR	39,600	12,758
Minor International PCL NVDR	5,600	7,518
PTT Exploration & Production PCL NVDR	10,000	30,684
PTT Global Chemical PCL NVDR	18,100	47,208
PTT PCL NVDR	7,800	105,308
Ratchaburi Electricity Generating Holding PCL NVDR	5,600	9,322
Robinson PCL NVDR	5,300	11,872
Siam Cement PCL (The) NVDR	1,400	20,792
Siam City Cement PCL NVDR	477	3,849
Siam Commercial Bank PCL (The) NVDR	6,000	27,616
Star Petroleum Refining PCL NVDR	17,000	8,920
Supalai PCL NVDR	14,000	10,181
Thai Oil PCL NVDR	7,000	22,231
Thanachart Capital PCL NVDR	9,100	15,706
Tipco Asphalt PCL NVDR	3,900	2,669
Tisco Financial Group PCL NVDR	7,000	19,009
TMB Bank PCL NVDR	153,500	14,224
TTW PCL NVDR	20,500	7,926

Total Thailand		831,183
Turkey – 1.7%
Akbank Turk AS	6,285	16,328
Akcansa Cimento AS	1,474	4,230
Aksa Akrilik Kimya Sanayii AS	1,312	4,446
Albaraka Turk Katilim Bankasi AS	13,662	5,585
Anadolu Efes Biracilik ve Malt Sanayii AS	754	4,812
Arcelik AS	517	2,934
BIM Birlesik Magazalar AS	587	12,091
Enka Insaat ve Sanayi AS	9,598	15,264
Eregli Demir ve Celik Fabrikalari TAS	23,465	62,011
Ford Otomotiv Sanayi AS	1,067	16,955
Haci Omer Sabanci Holding AS	3,691	10,825
Is Gayrimenkul Yatirim Ortakligi AS	18,538	6,649
KOC Holding AS	2,030	9,894
Kordsa Teknik Tekstil AS	1,466	2,966
Petkim Petrokimya Holding AS	9,470	19,407
Soda Sanayii AS	3,490	4,639
Tat Gida Sanayi AS	2,161	3,026
TAV Havalimanlari Holding AS	1,852	10,971
Tofas Turk Otomobil Fabrikasi AS	1,124	9,789
Trakya Cam Sanayii AS	3,645	4,441
Tupras Turkiye Petrol Rafinerileri AS	2,274	72,869
Turkcell Iletisim Hizmetleri AS	12,279	50,132
Turkiye Garanti Bankasi AS	3,809	10,769
Turkiye Halk Bankasi AS	1,576	4,481

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	75

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2017

Investments	Shares	Value
Turkiye Is Bankasi Group C	6,572	$12,081
Turkiye Sise ve Cam Fabrikalari AS	4,582	5,680

Total Turkey		383,275
TOTAL COMMON STOCKS (Cost: $20,203,264)		23,137,015
WARRANTS – 0.0%
Thailand – 0.0%
Supalai PCL, expiring 10/19/18* (Cost: $1,024)	2,266	1,335
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c)
(Cost: $62,944)(d)	62,944	62,944
TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $20,267,232)		23,201,294
Other Assets less Liabilities – (0.1)%		(23,422)

NET ASSETS – 100.0%		$23,177,872
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $7,314, which represents 0.03% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.

(d)

At December 31, 2017, the total market value of the Fund’s securities on loan was $135,293 and the total market value of the collateral held by the Fund was $144,712. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $81,768.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	1/2/2018	4,521	USD	15,000	BRL	$—	$(1)
State Street Bank and Trust	1/2/2018	4,005	USD	4,298,000	KRW	—	(10)
State Street Bank and Trust	1/2/2018	1,250	USD	5,100	MYR	—	(10)
State Street Bank and Trust	1/2/2018	2,467	USD	73,819	TWD	—	(13)
						$—	$(34)

CURRENCY LEGEND

BRL – Brazilian real

KRW – South Korean won

MYR – Malaysian ringgit

TWD – New Taiwan dollar

USD – U.S. dollar

See Notes to Financial Statements.

76	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited)

WisdomTree Europe Domestic Economy Fund (EDOM)

December 31, 2017

Investments	Shares	Value
COMMON STOCKS – 100.0%
Austria – 3.2%
Erste Group Bank AG*	1,552	$67,287
Oesterreichische Post AG	712	31,993
OMV AG	1,079	68,450
Raiffeisen Bank International AG*	1,840	66,726
UNIQA Insurance Group AG	4,188	44,355
Vienna Insurance Group AG Wiener Versicherung Gruppe	287	8,879
Voestalpine AG	824	49,320
Wienerberger AG	2,272	55,028

Total Austria		392,038
Belgium – 4.5%
Ackermans & van Haaren N.V.	351	61,178
Ageas	991	48,451
bpost S.A.	1,624	49,503
Cofinimmo S.A.	319	42,040
D’ieteren S.A./N.V.	600	27,043
Econocom Group S.A./N.V.	4,929	35,258
Euronav N.V.	4,328	39,934
KBC Group N.V.	1,167	99,649
Telenet Group Holding N.V.*	552	38,505
Tessenderlo Group S.A.*	167	7,799
Umicore S.A.	1,328	62,917
Warehouses De Pauw CVA	423	47,457

Total Belgium		559,734
Finland – 5.1%
Caverion Oyj*(a)	5,495	38,865
Citycon Oyj	11,730	30,396
Cramo Oyj	1,721	40,836
Metsa Board Oyj	2,864	24,572
Neste Oyj	1,017	65,152
Nokian Renkaat Oyj	1,223	55,512
Outokumpu Oyj	3,660	34,017
Ramirent Oyj	3,728	34,962
Sampo Oyj Class A	1,095	60,221
Sanoma Oyj	2,487	32,462
Stora Enso Oyj Class R	3,680	58,418
Tieto Oyj	111	3,463
UPM-Kymmene Oyj	3,042	94,645
Uponor Oyj	1,775	35,765
YIT Oyj	2,711	20,737

Total Finland		630,023
France – 24.9%
Accor S.A.	1,360	70,223
Aeroports de Paris	311	59,192
Air France-KLM*	2,304	37,571
Alstom S.A.	648	26,927
Alten S.A.	736	61,520
Altran Technologies S.A.	1,919	32,007
Amundi S.A.(b)	535	45,387
Atos SE	415	60,473
AXA S.A.	3,680	109,303
Beneteau S.A.	1,735	41,553
BNP Paribas S.A.	2,112	157,872
Bollore S.A.	5,694	30,959
Bollore S.A.*	10	55
Bouygues S.A.	1,063	55,283
Capgemini SE	519	61,630
Cie de Saint-Gobain	1,703	94,027
Cie Plastic Omnium S.A.	768	34,947
CNP Assurances	2,320	53,642
Coface S.A.	3,943	42,206
Credit Agricole S.A.	3,951	65,472
Derichebourg S.A.	2,992	32,737
Edenred	1,407	40,853
Eiffage S.A.	680	74,583
Elior Group S.A.(b)	1,751	36,217
Elis S.A.	991	27,388
Eurazeo S.A.	712	65,833
Europcar Groupe S.A.(b)	3,696	45,491
Eutelsat Communications S.A.	682	15,802
Faurecia	1,191	93,146
Fnac Darty S.A.*	543	65,660
Fonciere Des Regions	391	44,360
Getlink SE	2,384	30,688
JCDecaux S.A.	1,120	45,195
Klepierre S.A.	239	10,522
Lagardere SCA	1,592	51,099
LISI	600	28,891
Maisons du Monde S.A.(b)	519	23,526
Metropole Television S.A.	2,040	52,753
Natixis S.A.	5,360	42,454
Nexans S.A.	455	27,925
Nexity S.A.*	608	36,227
Peugeot S.A.	3,479	70,831
Renault S.A.	551	55,518
Rexel S.A.	2,439	44,283
Societe Generale S.A.	1,823	94,239
Sopra Steria Group	351	65,688
SPIE S.A.	1,103	28,748
Television Francaise 1	2,407	35,508
Thales S.A.	584	63,030
TOTAL S.A.	3,872	214,086
Unibail-Rodamco SE	120	30,260
Vicat S.A.	375	29,625
Vinci S.A.	1,320	134,967
Vivendi S.A.	1,400	37,691
Wendel S.A.	463	80,282
Worldline S.A.*(b)	1,384	67,590

Total France		3,083,945
Germany – 24.8%
Aareal Bank AG	856	38,782
Allianz SE Registered Shares	871	200,289
alstria office REIT-AG	2,023	31,337
AURELIUS Equity Opportunities SE & Co. KGaA(a)	351	24,008

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	77

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Domestic Economy Fund (EDOM)

December 31, 2017

Investments	Shares	Value
Aurubis AG	287	$26,736
Axel Springer SE	600	46,925
BayWa AG	296	11,399
Bechtle AG	920	76,801
bet-at-home.com AG	88	10,995
Bilfinger SE	1,191	56,584
Commerzbank AG*	3,191	47,916
Continental AG	239	64,587
CropEnergies AG	2,848	26,637
CTS Eventim AG & Co. KGaA	1,159	54,034
Deutsche Bank AG Registered Shares	3,535	67,387
Deutsche Boerse AG	784	91,130
Deutsche Lufthansa AG Registered Shares	1,927	71,084
Deutsche Post AG Registered Shares	2,759	131,692
Deutsche Wohnen SE Bearer Shares	1,296	56,740
Diebold Nixdorf AG	79	6,925
DMG MORI AG	991	54,764
Fielmann AG	544	48,026
Fraport AG Frankfurt Airport Services Worldwide	608	67,066
Fuchs Petrolub SE	559	27,098
Hamburger Hafen und Logistik AG	1,320	37,518
Hella GmbH & Co. KGaA	640	39,632
Hugo Boss AG	576	49,066
Indus Holding AG	688	49,156
Jenoptik AG	600	19,846
KION Group AG	535	46,242
Kloeckner & Co. SE	4,432	54,763
LEG Immobilien AG	391	44,740
Leoni AG	964	72,221
MAN SE	351	40,209
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	359	77,919
Nemetschek SE	543	48,798
Nordex SE*(a)	3,474	37,019
PATRIZIA Immobilien AG*	1,226	28,465
Pfeiffer Vacuum Technology AG	199	37,314
ProSiebenSat.1 Media SE	991	34,159
Rheinmetall AG	584	74,229
Salzgitter AG	851	48,636
Scout24 AG(b)	1,111	45,426
Siemens AG Registered Shares	1,087	151,607
Sixt SE	768	68,714
Stroeer SE & Co. KGaA	640	47,340
Takkt AG	1,047	23,718
Talanx AG	744	30,438
Tele Columbus AG*(b)	1,911	21,226
ThyssenKrupp AG	1,727	50,217
TLG Immobilien AG	1,560	41,483
TUI AG	1,528	31,504
United Internet AG Registered Shares	736	50,677
Volkswagen AG	223	45,174
VTG AG	680	38,998
Wacker Neuson SE	1,919	69,303
Washtec AG	303	28,634
Wirecard AG	564	63,032
Wuestenrot & Wuerttembergische AG	1,474	41,347
Zalando SE*(b)	912	48,312

Total Germany		3,076,024
Ireland – 2.7%
Bank of Ireland Group PLC*	4,112	35,033
Dalata Hotel Group PLC*	8,920	67,533
Irish Continental Group PLC	4,919	34,023
Kingspan Group PLC	872	38,119
Paddy Power Betfair PLC	526	62,657
Permanent TSB Group Holdings PLC*	7,623	20,596
Ryanair Holdings PLC ADR*	463	48,240
Smurfit Kappa Group PLC	1,039	35,171

Total Ireland		341,372
Italy – 16.5%
Anima Holding SpA(b)	7,823	55,987
Ansaldo STS SpA*	2,599	37,451
Assicurazioni Generali SpA	2,928	53,442
ASTM SpA	935	27,204
Atlantia SpA	1,392	43,994
Azimut Holding SpA	2,096	40,195
Banca Generali SpA	1,247	41,538
Banca IFIS SpA	1,199	58,699
Banca Mediolanum SpA	3,239	28,062
Banca Popolare di Sondrio SCPA	13,474	49,251
Banco BPM SpA*	11,778	37,055
Biesse SpA	887	45,054
BPER Banca	9,632	48,693
Brembo SpA	4,671	71,065
Buzzi Unicem SpA	2,007	54,225
Cerved Information Solutions SpA	4,280	54,478
CIR-Compagnie Industriali Riunite SpA	17,254	24,137
Credito Emiliano SpA	3,951	33,566
Datalogic SpA	1,079	39,932
De’ Longhi SpA	1,312	39,749
Enav SpA(b)	3,487	18,884
Eni SpA	5,200	86,170
FinecoBank Banca Fineco SpA	4,103	42,051
Industria Macchine Automatiche SpA	367	29,879
Intesa Sanpaolo SpA	30,437	101,240
Intesa Sanpaolo SpA RSP	15,043	48,049
Italmobiliare SpA	864	24,744
Leonardo SpA	2,567	30,578
Mediaset SpA*(a)	9,699	37,618
Mediobanca SpA	3,600	40,895
OVS SpA(b)	7,952	53,043
Poste Italiane SpA(b)	7,591	57,198
Prysmian SpA	1,871	61,088
RAI Way SpA(b)	5,479	33,389
Saras SpA	10,723	25,804
Snam SpA	9,423	46,166
Societa Cattolica di Assicurazioni SC	4,071	44,241
Societa Iniziative Autostradali e Servizi SpA	2,488	46,367

See Notes to Financial Statements.

78	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Domestic Economy Fund (EDOM)

December 31, 2017

Investments	Shares	Value
Technogym SpA(b)	2,864	$27,771
Tod’s SpA(a)	408	29,837
UniCredit SpA*	3,399	63,590
Unione di Banche Italiane SpA	10,681	46,763
Unipol Gruppo SpA	13,747	64,544
UnipolSai Assicurazioni SpA	12,466	29,145
Yoox Net-A-Porter Group SpA*(a)	2,080	72,732

Total Italy		2,045,563
Netherlands – 7.0%
Aalberts Industries N.V.	1,512	76,973
ABN AMRO Group N.V. CVA(b)	2,639	85,244
Aegon N.V.	7,769	49,584
Altice N.V. Class A*	2,592	27,222
ASR Nederland N.V.	880	36,250
Boskalis Westminster	736	27,778
Euronext N.V.(b)	943	58,667
Flow Traders(b)	1,215	29,179
GrandVision N.V.(b)	1,287	32,910
IMCD Group N.V.	680	42,811
ING Groep N.V.	8,500	156,419
Intertrust N.V.(b)	1,202	22,560
Koninklijke BAM Groep N.V.	3,287	15,121
NN Group N.V.	1,064	46,149
PostNL N.V.	6,290	30,786
Randstad Holding N.V.	672	41,348
Steinhoff International Holdings N.V.	9,327	3,550
TKH Group N.V. CVA	1,119	71,122
TomTom N.V.*	2,128	21,094

Total Netherlands		874,767
Portugal – 1.8%
Altri, SGPS, S.A.	4,807	29,848
Banco Comercial Portugues S.A. Registered Shares*	163,389	53,366
Corticeira Amorim, SGPS, S.A.	1,330	16,450
Navigator Co. S.A. (The)	6,736	34,393
NOS, SGPS, S.A.	11,641	76,616
Semapa-Sociedade de Investimento e Gestao	704	15,043

Total Portugal		225,716
Spain – 9.0%
Abertis Infraestructuras S.A.	1,855	41,320
Aena SME S.A.(b)	287	58,242
Amadeus IT Group S.A.	1,239	89,431
Atresmedia Corp. de Medios de Comunicacion S.A.	4,080	42,624
Banco de Sabadell S.A.	16,962	33,729
Bankia S.A.	3,215	15,392
Bankinter S.A.	5,792	54,973
Bolsas y Mercados Espanoles SHMSF S.A.	1,023	32,615
CaixaBank S.A.	12,827	59,901
Cia de Distribucion Integral Logista Holdings S.A.	1,368	31,490
Cie Automotive S.A.	1,671	48,578
Enagas S.A.	1,079	30,927
Ferrovial S.A.	1,467	33,338
Fomento de Construcciones y Contratas S.A.*	2,976	30,826
Grupo Catalana Occidente S.A.	1,512	67,069
Indra Sistemas S.A.*	2,376	32,540
Industria de Diseno Textil S.A.	2,320	80,915
Liberbank S.A.*	47,915	25,431
Mediaset Espana Comunicacion S.A.	3,439	38,648
Melia Hotels International S.A.	3,495	48,263
NH Hotel Group S.A.	6,056	43,632
Parques Reunidos Servicios Centrales SAU(b)	1,848	32,953
Repsol S.A.	3,264	57,792
Sacyr S.A.*	14,651	41,502
Zardoya Otis S.A.	4,336	47,485

Total Spain		1,119,616
United Kingdom – 0.5%
International Consolidated Airlines Group S.A.	6,720	58,390
TOTAL COMMON STOCKS (Cost: $11,741,163)		12,407,188
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%
United States – 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c)
(Cost: $143,812)(d)	143,812	143,812
TOTAL INVESTMENTS IN SECURITIES – 101.1% (Cost: $11,884,975)		12,551,000
Other Assets less Liabilities – (1.1)%		(142,006)

NET ASSETS – 100.0%		$12,408,994
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.

(d)

At December 31, 2017, the total market value of the Fund’s securities on loan was $148,433 and the total market value of the collateral held by the Fund was $159,148. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $15,336.

ADR	– American Depositary Receipt

CVA	– Certificaten Van Aandelen (Certificate of Stock)

RSP	– Risparmio Italian Savings Shares

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	79

Schedule of Investments (unaudited)

WisdomTree Global ex-Mexico Equity Fund (XMX)

December 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.9%
Australia – 2.0%
Aristocrat Leisure Ltd.	4,761	$88,255
Australia & New Zealand Banking Group Ltd.	7,252	163,018
BHP Billiton Ltd.	9,892	228,784
Brambles Ltd.	12,321	97,043
Commonwealth Bank of Australia	3,640	228,730
CSL Ltd.	1,406	155,388
Macquarie Group Ltd.	1,540	120,005
National Australia Bank Ltd.	6,496	150,241
QBE Insurance Group Ltd.	7,661	63,995
Telstra Corp., Ltd.	21,017	59,672
Westpac Banking Corp.	7,644	187,434
Woolworths Group Ltd.	4,872	104,030

Total Australia		1,646,595
Austria – 0.1%
Raiffeisen Bank International AG*	1,440	52,220
Belgium – 0.5%
Ageas	2,296	112,253
Anheuser-Busch InBev S.A.	1,820	203,531
KBC Group N.V.	856	73,093

Total Belgium		388,877
Brazil – 0.5%
Ambev S.A.	12,449	79,863
B3 S.A. – Brasil Bolsa Balcao	12,058	82,808
Banco do Brasil S.A.	2,800	26,860
BR Malls Participacoes S.A.	12,758	48,961
Kroton Educacional S.A.	8,476	47,016
Petroleo Brasileiro S.A.*	9,498	48,419
Vale S.A.	6,846	83,091

Total Brazil		417,018
Canada – 3.3%
Agrium, Inc.	832	96,006
Alimentation Couche-Tard, Inc. Class B	1,456	76,219
Bank of Nova Scotia (The)	1,932	125,084
Barrick Gold Corp.	4,353	63,161
Canadian Imperial Bank of Commerce(a)	868	84,891
Canadian National Railway Co.	1,624	134,345
Canadian Natural Resources Ltd.	3,784	135,662
Canadian Pacific Railway Ltd.	476	87,249
Enbridge, Inc.	4,368	171,380
George Weston Ltd.	1,064	92,698
Hydro One Ltd.(b)	4,976	88,960
Industrial Alliance Insurance & Financial Services, Inc.	2,212	105,608
Intact Financial Corp.	1,140	95,526
Loblaw Cos. Ltd.	1,260	68,604
Magna International, Inc.	1,792	101,889
Manulife Financial Corp.	5,152	107,814
Metro, Inc.	2,900	93,160
Potash Corp. of Saskatchewan, Inc.	4,383	90,182
Royal Bank of Canada	2,296	188,104
Saputo, Inc.	2,100	75,724
Shopify, Inc. Class A*	546	55,391
SNC-Lavalin Group, Inc.	1,904	86,694
Suncor Energy, Inc.	4,144	152,636
Toronto-Dominion Bank (The)	2,448	143,897
TransCanada Corp.(a)	2,212	108,009
Wheaton Precious Metals Corp.	3,971	88,075

Total Canada		2,716,968
Chile – 0.1%
Banco Santander Chile	694,066	54,387
China – 2.4%
AAC Technologies Holdings, Inc.	2,500	44,581
Bank of China Ltd. Class H	255,000	125,261
China Conch Venture Holdings Ltd.	42,500	98,403
China Construction Bank Corp. Class H	240,000	221,048
China Evergrande Group*	15,000	51,712
China Life Insurance Co., Ltd. Class H	28,000	87,933
China Mobile Ltd.	12,500	126,722
China Petroleum & Chemical Corp. Class H	112,000	82,095
CNOOC Ltd.	84,000	120,563
Country Garden Holdings Co., Ltd.	28,000	53,369
Hengan International Group Co., Ltd.	7,500	83,229
Industrial & Commercial Bank of China Ltd. Class H	211,000	169,776
Sunac China Holdings Ltd.(a)	10,000	41,383
Sunny Optical Technology Group Co., Ltd.	5,000	63,897
Tencent Holdings Ltd.	12,300	638,814

Total China		2,008,786
Denmark – 0.7%
ISS A/S	3,978	154,170
Jyske Bank A/S Registered Shares	685	39,020
Novo Nordisk A/S Class B	4,159	224,370
Pandora A/S	612	66,674
Vestas Wind Systems A/S	872	60,305

Total Denmark		544,539
Finland – 0.3%
Elisa Oyj	3,419	134,333
Nokia Oyj	20,020	93,612

Total Finland		227,945
France – 3.6%
Accor S.A.	1,876	96,866
Air Liquide S.A.	1,018	128,415
Airbus SE	1,530	152,490
Arkema S.A.	952	116,088
Atos SE	700	102,002
AXA S.A.	4,256	126,411
BNP Paribas S.A.	2,436	182,091
Capgemini SE	952	113,047
Danone S.A.	1,367	114,822
Engie S.A.	5,768	99,287
Essilor International Cie Generale d’Optique S.A.	700	96,622
Legrand S.A.	1,400	107,911
LVMH Moet Hennessy Louis Vuitton SE	672	198,023

See Notes to Financial Statements.

80	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

December 31, 2017

Investments	Shares	Value
Orange S.A.	6,048	$105,124
Publicis Groupe S.A.	1,064	72,379
Sanofi	2,212	190,846
Schneider Electric SE*	1,568	133,419
Societe Generale S.A.	1,932	99,874
TOTAL S.A.	4,307	238,138
Unibail-Rodamco SE	448	112,971
Valeo S.A.	1,316	98,402
Veolia Environnement S.A.	3,971	101,447
Vinci S.A.	1,400	143,147
Vivendi S.A.	3,572	96,165

Total France		3,025,987
Germany – 3.2%
adidas AG	576	115,611
Allianz SE Registered Shares	896	206,038
BASF SE	2,055	226,382
Bayer AG Registered Shares	1,680	209,804
Daimler AG Registered Shares	2,128	180,915
Deutsche Bank AG Registered Shares	5,432	103,549
Deutsche Telekom AG Registered Shares	7,336	130,330
Deutsche Wohnen SE Bearer Shares	2,914	127,578
Fresenius SE & Co. KGaA	1,288	100,639
HeidelbergCement AG	980	106,205
Infineon Technologies AG	5,264	144,340
Linde AG*	672	157,070
MTU Aero Engines AG	726	130,244
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	490	106,352
RWE AG*	3,176	64,834
SAP SE	2,044	229,367
Siemens AG Registered Shares	1,701	237,244
ThyssenKrupp AG	2,395	69,640

Total Germany		2,646,142
Hong Kong – 1.0%
AIA Group Ltd.	28,000	238,727
CK Asset Holdings Ltd.	14,000	122,318
CK Hutchison Holdings Ltd.	13,000	163,138
CLP Holdings Ltd.	12,500	127,842
Hong Kong Exchanges & Clearing Ltd.	4,600	141,108

Total Hong Kong		793,133
India – 0.9%
Axis Bank Ltd.	10,360	91,536
IndusInd Bank Ltd.	5,404	139,605
Infosys Ltd.	7,112	116,111
Larsen & Toubro Ltd.	5,918	116,663
Maruti Suzuki India Ltd.	1,036	157,923
Reliance Industries Ltd.	10,696	154,347

Total India		776,185
Ireland – 0.3%
Bank of Ireland Group PLC*	1,999	17,031
CRH PLC	847	30,467
Experian PLC	3,668	81,176
Kingspan Group PLC	1,552	67,846
Smurfit Kappa Group PLC	1,747	59,137

Total Ireland		255,657
Israel – 0.0%
Teva Pharmaceutical Industries Ltd.	1,824	34,492
Italy – 0.7%
Assicurazioni Generali SpA	4,900	89,436
Banco BPM SpA*	7,657	24,090
Eni SpA	7,868	130,381
Intesa Sanpaolo SpA	39,868	132,609
Snam SpA	26,455	129,610
UniCredit SpA*	4,704	88,005

Total Italy		594,131
Japan – 8.1%
Ajinomoto Co., Inc.	3,700	69,664
Asahi Group Holdings Ltd.	2,400	119,095
Astellas Pharma, Inc.	8,400	107,153
Bandai Namco Holdings, Inc.	2,800	91,593
Bridgestone Corp.	2,800	130,194
Daiichi Sankyo Co., Ltd.	3,900	101,680
Hitachi Ltd.	18,000	140,277
Honda Motor Co., Ltd.	5,400	185,129
ITOCHU Corp.	6,200	115,744
Japan Exchange Group, Inc.	4,200	73,113
Japan Tobacco, Inc.	2,400	77,358
Kao Corp.	2,500	169,086
KDDI Corp.	5,600	139,416
Keyence Corp.	200	112,064
Kintetsu Group Holdings Co., Ltd.	3,100	118,881
Kirin Holdings Co., Ltd.	5,300	133,641
Komatsu Ltd.	4,200	152,043
Kubota Corp.	5,600	109,838
Mitsubishi Chemical Holdings Corp.	14,000	153,671
Mitsubishi Corp.	5,600	154,752
Mitsubishi Electric Corp.	8,400	139,553
Mitsubishi Heavy Industries Ltd.	2,300	85,957
Mitsubishi UFJ Financial Group, Inc.	31,900	234,018
Mitsui & Co., Ltd.	8,400	136,607
Mizuho Financial Group, Inc.	70,000	127,137
Nagoya Railroad Co., Ltd.	5,500	138,513
Nikon Corp.	6,200	124,936
Nintendo Co., Ltd.	100	36,565
Nippon Steel & Sumitomo Metal Corp.	3,200	82,123
Nippon Telegraph & Telephone Corp.	2,800	131,760
Nisshin Seifun Group, Inc.	8,400	169,715
Nomura Holdings, Inc.	14,000	82,658
NTT DOCOMO, Inc.	4,300	101,574
Odakyu Electric Railway Co., Ltd.	4,200	89,854
Oji Holdings Corp.	28,000	186,418
Olympus Corp.	2,500	95,872
Otsuka Holdings Co., Ltd.	2,500	109,809
Panasonic Corp.	8,400	122,999
Recruit Holdings Co., Ltd.	6,100	151,620

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	81

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

December 31, 2017

Investments	Shares	Value
Seven & I Holdings Co., Ltd.	2,800	$116,399
Shionogi & Co., Ltd.	2,100	113,659
SoftBank Group Corp.	1,600	126,693
Sony Corp.	3,400	153,415
Subaru Corp.	2,400	76,336
Sumitomo Mitsui Financial Group, Inc.	3,100	133,962
Sumitomo Mitsui Trust Holdings, Inc.	2,500	99,268
Suzuki Motor Corp.	1,800	104,405
Tobu Railway Co., Ltd.	5,600	180,950
Tokio Marine Holdings, Inc.	2,800	127,783
Tokyo Gas Co., Ltd.	4,200	96,136
Toshiba Corp.*	13,000	36,582
Toyo Suisan Kaisha Ltd.	3,300	141,052
Toyota Motor Corp.	5,600	358,569
Yakult Honsha Co., Ltd.	1,000	75,455

Total Japan		6,742,744
Malaysia – 0.1%
CIMB Group Holdings Bhd	21,200	34,259
Genting Malaysia Bhd	51,700	71,923

Total Malaysia		106,182
Netherlands – 1.0%
Akzo Nobel N.V.	1,214	106,447
ASML Holding N.V.	984	171,507
ING Groep N.V.	7,896	145,304
Koninklijke DSM N.V.	1,240	118,628
Koninklijke KPN N.V.	24,217	84,564
Koninklijke Philips N.V.	2,520	95,441
Wolters Kluwer N.V.	1,876	97,947

Total Netherlands		819,838
Norway – 0.2%
Orkla ASA	11,943	127,105
Poland – 0.0%
Polski Koncern Naftowy Orlen S.A.	1,330	40,572
Singapore – 0.4%
City Developments Ltd.	5,300	49,534
DBS Group Holdings Ltd.	3,400	63,222
Oversea-Chinese Banking Corp., Ltd.	4,100	38,012
Singapore Exchange Ltd.	16,800	93,529
United Overseas Bank Ltd.	800	15,834
Venture Corp., Ltd.	4,200	64,332

Total Singapore		324,463
South Africa – 0.7%
Barclays Africa Group Ltd.	741	10,893
FirstRand Ltd.	11,592	62,969
MTN Group Ltd.	4,889	53,945
Naspers Ltd. Class N	816	227,465
Remgro Ltd.	2,565	48,896
Resilient REIT Ltd.	4,709	57,497
Sappi Ltd.	5,025	36,328
Sasol Ltd.	1,451	50,185
Standard Bank Group Ltd.	3,795	59,978
Steinhoff International Holdings N.V.	11,820	4,440

Total South Africa		612,596
South Korea – 1.4%
Hyundai Motor Co.	490	71,403
KT&G Corp.	858	92,568
NAVER Corp.	140	113,773
POSCO	364	113,054
Samsung Electronics Co., Ltd.	204	485,537
Samsung Fire & Marine Insurance Co., Ltd.	308	76,817
Shinhan Financial Group Co., Ltd.	2,828	130,497
SK Hynix, Inc.	1,618	115,620

Total South Korea		1,199,269
Spain – 1.1%
Banco Bilbao Vizcaya Argentaria S.A.	15,736	134,387
Banco Santander S.A.	35,367	232,686
Enagas S.A.	4,144	118,780
Industria de Diseno Textil S.A.	2,740	95,564
Red Electrica Corp. S.A.	6,132	137,767
Repsol S.A.	6,250	110,661
Telefonica S.A.	11,648	113,644

Total Spain		943,489
Sweden – 1.0%
Assa Abloy AB Class B	4,564	94,987
Atlas Copco AB Class A	3,304	142,935
Castellum AB	8,092	136,786
Hennes & Mauritz AB Class B	2,619	54,155
Nordea Bank AB	6,944	84,219
Securitas AB Class B	4,956	86,681
Telefonaktiebolaget LM Ericsson Class B	12,113	79,668
Volvo AB Class B	6,580	122,719

Total Sweden		802,150
Switzerland – 2.9%
ABB Ltd. Registered Shares	5,236	140,343
Adecco Group AG Registered Shares	1,036	79,255
Cie Financiere Richemont S.A. Registered Shares	1,372	124,318
Credit Suisse Group AG Registered Shares*	6,691	119,470
Givaudan S.A. Registered Shares	56	129,412
LafargeHolcim Ltd. Registered Shares*	1,764	99,468
Nestle S.A. Registered Shares	5,904	507,702
Novartis AG Registered Shares	5,124	433,266
Roche Holding AG Genusschein	1,429	361,466
Schindler Holding AG Participation Certificate	645	148,459
UBS Group AG Registered Shares*	8,021	147,662
Zurich Insurance Group AG	364	110,787

Total Switzerland		2,401,608
Taiwan – 1.1%
Asustek Computer, Inc.	8,000	75,138
AU Optronics Corp.	29,000	12,084
Catcher Technology Co., Ltd.	4,000	44,088
China Development Financial Holding Corp.	266,000	90,727
China Life Insurance Co., Ltd.	68,000	68,437
E.Sun Financial Holding Co., Ltd.	41,000	26,040

See Notes to Financial Statements.

82	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

December 31, 2017

Investments	Shares	Value
Hon Hai Precision Industry Co., Ltd.	33,000	$105,570
Innolux Corp.	42,000	17,501
MediaTek, Inc.	5,000	49,398
Pegatron Corp.	14,000	33,873
Quanta Computer, Inc.	16,000	33,281
Taishin Financial Holding Co., Ltd.	69,000	32,113
Taiwan Semiconductor Manufacturing Co., Ltd.	32,000	246,787
United Microelectronics Corp.	53,000	25,290
Yuanta Financial Holding Co., Ltd.	30,000	13,912

Total Taiwan		874,239
Thailand – 0.1%
PTT Global Chemical PCL NVDR	29,700	77,462
United Kingdom – 6.4%
Anglo American PLC	4,683	98,160
AstraZeneca PLC	2,672	185,101
Babcock International Group PLC	7,336	70,012
BAE Systems PLC	9,688	75,094
Barclays PLC	35,278	96,924
BHP Billiton PLC	6,412	132,059
BP PLC	34,743	245,662
British American Tobacco PLC	4,327	293,721
BT Group PLC	21,975	80,767
Bunzl PLC	3,052	85,544
Carnival PLC	1,400	92,647
Centrica PLC	24,159	44,871
Compass Group PLC	6,354	137,526
Diageo PLC	5,047	186,045
Fiat Chrysler Automobiles N.V.*	3,120	55,860
GKN PLC	19,880	85,895
GlaxoSmithKline PLC	9,072	162,299
HSBC Holdings PLC	36,171	375,247
Imperial Brands PLC	2,632	112,724
Intertek Group PLC	1,624	114,017
ITV PLC	27,239	60,983
Kingfisher PLC	16,248	74,225
Land Securities Group PLC	6,034	82,278
Lloyds Banking Group PLC	154,281	142,044
National Grid PLC	9,716	115,017
Pennon Group PLC	7,448	78,889
Prudential PLC	6,692	172,497
Reckitt Benckiser Group PLC	1,537	143,858
Rentokil Initial PLC	32,671	140,542
Rio Tinto PLC	3,360	179,173
Royal Dutch Shell PLC Class A	16,685	559,752
Smith & Nephew PLC	5,180	90,253
St. James’s Place PLC	7,140	118,415
Standard Chartered PLC*	6,429	67,844
Unilever N.V. CVA	3,362	189,562
Unilever PLC	2,908	162,289
Vodafone Group PLC	57,035	181,312

Total United Kingdom		5,289,108
United States – 55.8%
3M Co.	980	230,663
Abbott Laboratories	3,528	201,343
AbbVie, Inc.	3,382	327,073
Activision Blizzard, Inc.	2,156	136,518
Adobe Systems, Inc.*	1,204	210,989
AES Corp.	5,685	61,569
Aetna, Inc.	818	147,559
Aflac, Inc.	1,120	98,314
Agilent Technologies, Inc.	1,670	111,840
Air Products & Chemicals, Inc.	728	119,450
Alexion Pharmaceuticals, Inc.*	588	70,319
Alliant Energy Corp.	2,576	109,763
Allstate Corp. (The)	982	102,825
Alphabet, Inc. Class A*	797	839,560
Alphabet, Inc. Class C*	323	337,987
Altria Group, Inc.	3,530	252,077
Amazon.com, Inc.*	755	882,950
American Airlines Group, Inc.	1,356	70,553
American Express Co.	1,568	155,718
American International Group, Inc.	1,848	110,104
American Tower Corp.	958	136,678
AmerisourceBergen Corp.	770	70,701
Amgen, Inc.	1,488	258,763
Anadarko Petroleum Corp.	1,323	70,966
Analog Devices, Inc.	1,288	114,671
ANSYS, Inc.*	924	136,373
Anthem, Inc.	616	138,606
Apache Corp.	1,497	63,203
Apple, Inc.	9,772	1,653,716
Applied Materials, Inc.	3,484	178,102
Archer-Daniels-Midland Co.	1,624	65,090
Arrow Electronics, Inc.*	1,204	96,814
Arthur J. Gallagher & Co.	1,624	102,767
Aspen Technology, Inc.*	1,456	96,387
AT&T, Inc.	11,424	444,165
Autodesk, Inc.*	798	83,654
Automatic Data Processing, Inc.	980	114,846
AvalonBay Communities, Inc.	657	117,215
Baker Hughes Co.	1,543	48,821
Bank of America Corp.	19,676	580,836
Bank of New York Mellon Corp. (The)	2,380	128,187
Baxter International, Inc.	1,764	114,025
Becton, Dickinson and Co.	802	171,654
Berkshire Hathaway, Inc. Class B*	3,068	608,139
Biogen, Inc.*	504	160,559
Boeing Co. (The)	1,064	313,784
Boston Scientific Corp.*	4,200	104,118
Brighthouse Financial, Inc.*	1	59
Bristol-Myers Squibb Co.	3,514	215,338
BWX Technologies, Inc.	1,932	116,867
CA, Inc.	2,828	94,116
Cabot Oil & Gas Corp.	1,581	45,217
Capital One Financial Corp.	1,316	131,047
Cardinal Health, Inc.	1,176	72,054
CarMax, Inc.*	701	44,955

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	83

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

December 31, 2017

Investments	Shares	Value
Caterpillar, Inc.	1,420	$223,764
CBS Corp. Class B Non-Voting Shares	1,260	74,340
CDW Corp.	1,062	73,798
Celgene Corp.*	1,925	200,893
Charles Schwab Corp. (The)	2,632	135,206
Charter Communications, Inc. Class A*	447	150,174
Chemours Co. (The)	1,129	56,518
Chevron Corp.	3,416	427,649
Chipotle Mexican Grill, Inc.*	134	38,730
Church & Dwight Co., Inc.	1,737	87,145
Cigna Corp.	631	128,150
Cimarex Energy Co.	571	69,668
Cisco Systems, Inc.	9,968	381,774
CIT Group, Inc.	1,632	80,343
Citigroup, Inc.	5,032	374,431
Citizens Financial Group, Inc.	2,212	92,860
Citrix Systems, Inc.*	1,232	108,416
CME Group, Inc.	672	98,146
Coca-Cola Co. (The)	5,656	259,497
Cognizant Technology Solutions Corp. Class A	1,764	125,279
Colgate-Palmolive Co.	1,583	119,437
Comcast Corp. Class A	8,904	356,605
Comerica, Inc.	1,092	94,797
Conagra Brands, Inc.	1,960	73,833
Concho Resources, Inc.*	612	91,935
ConocoPhillips	2,940	161,377
Constellation Brands, Inc. Class A	455	103,999
Corning, Inc.	3,752	120,026
Costco Wholesale Corp.	741	137,915
Crown Castle International Corp.	1,245	138,207
CSX Corp.	2,156	118,602
Cummins, Inc.	588	103,864
CVS Health Corp.	2,212	160,370
D.R. Horton, Inc.	2,356	120,321
DaVita, Inc.*	884	63,869
Deere & Co.	700	109,557
Delta Air Lines, Inc.	2,044	114,464
Dentsply Sirona, Inc.	1,065	70,109
Devon Energy Corp.	1,976	81,806
Digital Realty Trust, Inc.	515	58,658
Dollar General Corp.	980	91,150
Dollar Tree, Inc.*	807	86,599
Dover Corp.	1,064	107,453
DowDuPont, Inc.	4,914	349,975
Duke Energy Corp.	1,372	115,399
DXC Technology Co.	788	74,781
E*TRADE Financial Corp.*	1,820	90,217
Eaton Vance Corp.	1,960	110,524
eBay, Inc.*	2,856	107,785
Electronic Arts, Inc.*	924	97,075
Eli Lilly & Co.	1,932	163,177
Emerson Electric Co.	2,016	140,495
EOG Resources, Inc.	1,118	120,643
EPR Properties	1,344	87,978
Equinix, Inc.	266	120,557
Estee Lauder Cos., Inc. (The) Class A	936	119,097
Exelon Corp.	2,576	101,520
Expeditors International of Washington, Inc.	1,428	92,377
Express Scripts Holding Co.*	1,652	123,305
Exxon Mobil Corp.	7,644	639,344
F5 Networks, Inc.*	603	79,126
Facebook, Inc. Class A*	4,396	775,718
FedEx Corp.	532	132,755
Fifth Third Bancorp	3,500	106,190
First Republic Bank	812	70,352
FirstEnergy Corp.	2,296	70,304
FleetCor Technologies, Inc.*	374	71,969
Fluor Corp.	1,323	68,333
Ford Motor Co.	9,744	121,703
Freeport-McMoRan, Inc.*	4,167	79,006
Gartner, Inc.*	756	93,101
General Dynamics Corp.	644	131,022
General Electric Co.	16,128	281,434
General Motors Co.	2,382	97,638
Gentex Corp.	4,088	85,644
Genuine Parts Co.	1,036	98,430
Gilead Sciences, Inc.	2,716	194,574
Goldman Sachs Group, Inc. (The)	672	171,199
Great Plains Energy, Inc.	2,660	85,758
Halliburton Co.	2,677	130,825
Hartford Financial Services Group, Inc. (The)	1,540	86,671
Hasbro, Inc.	896	81,437
HCA Healthcare, Inc.*	425	37,332
Healthcare Realty Trust, Inc.	3,136	100,728
Hess Corp.	1,527	72,487
Hewlett Packard Enterprise Co.	4,424	63,529
Hexcel Corp.	1,484	91,785
Home Depot, Inc. (The)	2,268	429,854
Honeywell International, Inc.	1,344	206,116
HP, Inc.	4,104	86,225
Humana, Inc.	364	90,297
Huntington Bancshares, Inc.	6,076	88,467
Illumina, Inc.*	406	88,707
Intel Corp.	8,204	378,697
Intercontinental Exchange, Inc.	1,260	88,906
International Business Machines Corp.	1,566	240,256
International Paper Co.	1,596	92,472
Intuit, Inc.	840	132,535
Intuitive Surgical, Inc.*	415	151,450
Investors Bancorp, Inc.	6,972	96,771
IQVIA Holdings, Inc.*	855	83,704
J.M. Smucker Co. (The)	485	60,256
Jack Henry & Associates, Inc.	1,176	137,545
Jacobs Engineering Group, Inc.	1,428	94,191
Johnson & Johnson	4,816	672,892
JPMorgan Chase & Co.	6,272	670,728
KeyCorp	4,312	86,973
Kimberly-Clark Corp.	980	118,247

See Notes to Financial Statements.

84	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

December 31, 2017

Investments	Shares	Value
Kinder Morgan, Inc.	4,806	$86,844
Kraft Heinz Co. (The)	1,036	80,559
Kroger Co. (The)	2,070	56,821
Lear Corp.	560	98,930
Liberty Interactive Corp., QVC Group Class A*	2,647	64,640
Liberty Media Corp – Liberty SiriusXM Class A*	1,972	78,210
Lincoln National Corp.	1,148	88,247
LKQ Corp.*	2,699	109,768
Lockheed Martin Corp.	532	170,799
Lowe’s Cos., Inc.	1,966	182,720
M&T Bank Corp.	504	86,179
Marathon Petroleum Corp.	1,512	99,762
MarketAxess Holdings, Inc.	226	45,595
Marriott International, Inc. Class A	1,052	142,788
Masco Corp.	2,464	108,268
MasterCard, Inc. Class A	1,820	275,475
Maxim Integrated Products, Inc.	1,484	77,584
McCormick & Co., Inc. Non-Voting Shares	500	50,955
McDonald’s Corp.	1,550	266,786
McKesson Corp.	564	87,956
Merck & Co., Inc.	5,180	291,479
MetLife, Inc.	2,268	114,670
Mettler-Toledo International, Inc.*	159	98,504
MGM Resorts International	2,379	79,435
Microchip Technology, Inc.	1,456	127,953
Micron Technology, Inc.*	2,805	115,342
Microsoft Corp.	14,560	1,245,462
Mohawk Industries, Inc.*	420	115,878
Mondelez International, Inc. Class A	3,194	136,703
Monsanto Co.	992	115,846
Moody’s Corp.	656	96,832
Morgan Stanley	2,873	150,746
MSCI, Inc.	917	116,037
National Retail Properties, Inc.	1,904	82,120
Netflix, Inc.*	853	163,742
Newell Brands, Inc.	1,087	33,588
Newmont Mining Corp.	1,491	55,942
NextEra Energy, Inc.	980	153,066
NIKE, Inc. Class B	2,981	186,462
Norfolk Southern Corp.	728	105,487
Northrop Grumman Corp.	448	137,496
Nucor Corp.	1,288	81,891
NVIDIA Corp.	1,225	237,037
O’Reilly Automotive, Inc.*	369	88,759
Occidental Petroleum Corp.	1,755	129,273
Omnicom Group, Inc.	1,120	81,570
Oracle Corp.	5,488	259,473
PayPal Holdings, Inc.*	2,541	187,068
People’s United Financial, Inc.	5,012	93,724
PepsiCo, Inc.	2,184	261,905
Pfizer, Inc.	11,424	413,777
PG&E Corp.	1,456	65,272
Philip Morris International, Inc.	2,622	277,014
Phillips 66	1,092	110,456
Pinnacle West Capital Corp.	1,625	138,417
Pioneer Natural Resources Co.	477	82,449
PNC Financial Services Group, Inc. (The)	1,064	153,525
Pool Corp.	420	54,453
Portland General Electric Co.	2,476	112,856
PPG Industries, Inc.	1,064	124,296
PPL Corp.	2,363	73,135
Priceline Group, Inc. (The)*	98	170,299
Principal Financial Group, Inc.	1,596	112,614
Procter & Gamble Co. (The)	4,732	434,776
Progressive Corp. (The)	1,645	92,646
Prologis, Inc.	2,112	136,245
Prudential Financial, Inc.	1,120	128,778
Public Service Enterprise Group, Inc.	2,016	103,824
Public Storage	504	105,336
QUALCOMM, Inc.	3,136	200,767
Raytheon Co.	700	131,495
Realty Income Corp.	1,456	83,021
Red Hat, Inc.*	948	113,855
Regency Centers Corp.	1,441	99,688
Regeneron Pharmaceuticals, Inc.*	237	89,103
Regions Financial Corp.	5,713	98,721
Rockwell Automation, Inc.	700	137,445
Rockwell Collins, Inc.	808	109,581
Roper Technologies, Inc.	448	116,032
Ross Stores, Inc.	1,377	110,504
S&P Global, Inc.	813	137,722
salesforce.com, Inc.*	1,680	171,746
SCANA Corp.	1,260	50,123
Sempra Energy	952	101,788
Service Corp. International	2,996	111,811
Sherwin-Williams Co. (The)	323	132,443
Simon Property Group, Inc.	784	134,644
Snap-on, Inc.	392	68,326
Southwest Airlines Co.	1,400	91,630
Southwest Gas Holdings, Inc.	924	74,364
Starbucks Corp.	3,159	181,421
State Street Corp.	1,064	103,857
Stryker Corp.	728	112,724
SunTrust Banks, Inc.	1,820	117,554
Synchrony Financial	2,016	77,838
Synopsys, Inc.*	1,820	155,137
Sysco Corp.	1,293	78,524
T. Rowe Price Group, Inc.	1,120	117,522
Target Corp.	1,512	98,658
Tesla, Inc.*	348	108,350
Texas Instruments, Inc.	1,988	207,627
Thermo Fisher Scientific, Inc.	835	158,550
Time Warner, Inc.	1,540	140,864
Tractor Supply Co.	900	67,275
Travelers Cos., Inc. (The)	644	87,352
Twenty-First Century Fox, Inc. Class A	3,808	131,490
U.S. Bancorp	2,184	117,019
Union Pacific Corp.	1,568	210,269

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	85

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-Mexico Equity Fund (XMX)

December 31, 2017

Investments	Shares	Value
United Continental Holdings, Inc.*	568	$38,283
United Parcel Service, Inc. Class B	824	98,180
United Technologies Corp.	1,372	175,026
UnitedHealth Group, Inc.	1,736	382,719
Unum Group	1,848	101,437
Valero Energy Corp.	1,204	110,660
Ventas, Inc.	1,179	70,752
Verizon Communications, Inc.	7,728	409,043
Vertex Pharmaceuticals, Inc.*	716	107,300
Visa, Inc. Class A	3,416	389,492
Vulcan Materials Co.	560	71,887
W.W. Grainger, Inc.	261	61,661
Wal-Mart Stores, Inc.	2,489	245,789
Walgreens Boots Alliance, Inc.	1,652	119,968
Walt Disney Co. (The)	2,576	276,946
Wells Fargo & Co.	8,144	494,096
Welltower, Inc.	1,540	98,206
Western Digital Corp.	868	69,032
Weyerhaeuser Co.	3,080	108,601
Wynn Resorts Ltd.	234	39,450
Zimmer Biomet Holdings, Inc.	629	75,901
Zions Bancorp	2,156	109,589
Zoetis, Inc.	1,596	114,976

Total United States		46,268,367
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $77,119,318)		82,812,254
Other Assets less Liabilities – 0.1%		121,041

NET ASSETS – 100.0%		$82,933,295
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at December 31, 2017 (See Note 2). At December 31, 2017, the total market value of the Fund’s securities on loan was $220,520 and the total market value of the collateral held by the Fund was $231,466. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $231,466.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

CVA – Certificaten Van Aandelen (Certificate of Stock)

NVDR – Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Banco De Investimentos Credit Suisse (Brasil) S.A.	1/3/2018	29,694	USD	98,286	BRL	$64	$—
Citibank N.A.	1/3/2018	82,465	USD	88,650,447	KRW	—	(343)
State Street Bank and Trust	1/2/2018	7,780	USD	31,726	MYR	—	(60)
						$64	$(403)

CURRENCY LEGEND

BRL – Brazilian real

KRW – South Korean won

MYR – Malaysian ringgit

USD – U.S. dollar

See Notes to Financial Statements.

86	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

December 31, 2017

Investments	Shares	Value
EXCHANGE-TRADED FUND – 100.0%
United States – 100.0%
WisdomTree Global SmallCap Dividend Fund(a)(b) (Cost: $11,588,349)	474,543	$15,693,137
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 10.9%
United States – 10.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c)
(Cost: $1,711,125)(d)	1,711,125	1,711,125
TOTAL INVESTMENTS IN SECURITIES – 110.9% (Cost: $13,299,474)		$17,404,262
Other Assets less Liabilities – (10.9)%		(1,709,026)

NET ASSETS – 100.0%		$15,695,236
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.

(d)	At December 31, 2017, the total market value of the Fund’s securities on loan was $1,676,649 and the total market value of the collateral held by the Fund was $1,711,125.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
BNP Paribas SA	1/3/2018	40,000	SEK	4,879	USD	$6	$—
Bank of America N.A.	1/3/2018	186,150	AUD	145,593	USD	4	—
Bank of America N.A.	1/3/2018	92,396	CAD	73,683	USD	61	—
Bank of America N.A.	1/3/2018	106,435	CZK	5,006	USD	—	—
Bank of America N.A.	1/3/2018	85,595	DKK	13,804	USD	1	—
Bank of America N.A.	1/3/2018	1,800	DKK	290	USD	—	—
Bank of America N.A.	1/3/2018	179,185	EUR	215,159	USD	6	—
Bank of America N.A.	1/3/2018	157,835	GBP	213,504	USD	8	—
Bank of America N.A.	1/3/2018	725,147	HKD	92,759	USD	3	—
Bank of America N.A.	1/3/2018	609,104	HUF	2,358	USD	—	—
Bank of America N.A.	1/3/2018	133,269	ILS	38,385	USD	3	—
Bank of America N.A.	1/3/2018	238,374	MXN	12,184	USD	—	(1)
Bank of America N.A.	1/3/2018	298,128	NOK	36,447	USD	2	—
Bank of America N.A.	1/3/2018	17,300	NOK	2,107	USD	8	—
Bank of America N.A.	1/3/2018	841,573	PHP	16,865	USD	—	(34)
Bank of America N.A.	1/3/2018	38,976	PLN	11,216	USD	1	—
Bank of America N.A.	1/3/2018	572,016	SEK	69,868	USD	—	(3)
Bank of America N.A.	1/3/2018	23,740	TRY	6,259	USD	—	—
Bank of America N.A.	1/3/2018	146,748	USD	193,345	AUD	—	(4,477)
Bank of America N.A.	1/3/2018	74,268	USD	95,623	CAD	—	(2,052)
Bank of America N.A.	1/3/2018	5,006	USD	106,781	CZK	—	(17)
Bank of America N.A.	1/3/2018	13,804	USD	85,961	DKK	—	(60)
Bank of America N.A.	1/3/2018	216,867	USD	181,485	EUR	—	(1,060)
Bank of America N.A.	1/3/2018	215,199	USD	158,775	GBP	416	—
Bank of America N.A.	1/3/2018	93,495	USD	729,956	HKD	118	—
Bank of America N.A.	1/3/2018	2,358	USD	617,532	HUF	—	(32)
Bank of America N.A.	1/3/2018	38,690	USD	135,045	ILS	—	(209)
Bank of America N.A.	1/3/2018	12,184	USD	227,915	MXN	535	—
Bank of America N.A.	1/3/2018	36,736	USD	304,194	NOK	—	(454)
Bank of America N.A.	1/3/2018	11,216	USD	39,498	PLN	—	(151)
Bank of America N.A.	1/3/2018	70,422	USD	585,315	SEK	—	(1,067)
Bank of America N.A.	1/3/2018	6,259	USD	24,696	TRY	—	(252)
Bank of America N.A.	1/4/2018	13,017	CHF	13,358	USD	—	—
Bank of America N.A.	1/4/2018	5,181,884	CLP	8,426	USD	—	—
Bank of America N.A.	1/4/2018	68,850	NZD	48,965	USD	1	—
Bank of America N.A.	1/4/2018	47,310	SGD	35,400	USD	2	—
Bank of America N.A.	1/4/2018	18,702	USD	61,332	BRL	214	—
Bank of America N.A.	1/4/2018	13,358	USD	13,079	CHF	—	(64)
Bank of America N.A.	1/4/2018	8,004	USD	5,181,884	CLP	—	(422)
Bank of America N.A.	1/4/2018	49,353	USD	71,951	NZD	—	(1,819)
Bank of America N.A.	1/4/2018	35,681	USD	48,054	SGD	—	(278)
Bank of America N.A.	1/4/2018	23,500	USD	322,257	ZAR	—	(2,526)
Bank of America N.A.	1/4/2018	288,709	ZAR	23,315	USD	2	—
Bank of America N.A.	1/9/2018	48,158,013	JPY	427,576	USD	14	—

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	87

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

December 31, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/9/2018	430,969	USD	48,123,851	JPY	$3,682	$—
Bank of America N.A.	2/2/2018	152,961	USD	195,570	AUD	—	(8)
Bank of America N.A.	2/2/2018	75,579	USD	94,653	CAD	—	—
Bank of America N.A.	2/2/2018	13,779	USD	13,401	CHF	—	(1)
Bank of America N.A.	2/2/2018	5,310	USD	112,739	CZK	—	(1)
Bank of America N.A.	2/2/2018	14,716	USD	91,091	DKK	—	(2)
Bank of America N.A.	2/2/2018	219,703	USD	182,664	EUR	—	(20)
Bank of America N.A.	2/2/2018	220,153	USD	162,597	GBP	—	(13)
Bank of America N.A.	2/2/2018	96,573	USD	754,441	HKD	3	—
Bank of America N.A.	2/2/2018	2,337	USD	602,885	HUF	—	—
Bank of America N.A.	2/2/2018	39,291	USD	136,241	ILS	4	—
Bank of America N.A.	2/2/2018	11,375	USD	223,803	MXN	—	(1)
Bank of America N.A.	2/2/2018	37,565	USD	307,017	NOK	—	(3)
Bank of America N.A.	2/2/2018	53,712	USD	75,556	NZD	—	(4)
Bank of America N.A.	2/2/2018	16,928	USD	843,849	PHP	30	—
Bank of America N.A.	2/2/2018	11,396	USD	39,603	PLN	—	(1)
Bank of America N.A.	2/2/2018	71,185	USD	581,794	SEK	—	—
Bank of America N.A.	2/2/2018	7,226	USD	27,658	TRY	—	(2)
Bank of America N.A.	2/5/2018	9,698	USD	5,964,916	CLP	—	(1)
Bank of America N.A.	2/5/2018	439,251	USD	49,412,794	JPY	—	(52)
Bank of America N.A.	2/5/2018	36,339	USD	48,543	SGD	—	(2)
Bank of America N.A.	2/5/2018	27,126	USD	337,544	ZAR	—	(2)
Bank of Montreal	1/3/2018	186,149	AUD	145,593	USD	4	—
Bank of Montreal	1/3/2018	26,000	AUD	20,282	USD	54	—
Bank of Montreal	1/3/2018	3,483	CAD	2,050	GBP	6	—
Bank of Montreal	1/3/2018	1,111	CAD	6,900	HKD	4	—
Bank of Montreal	1/3/2018	3,205	CAD	50,050	MXN	—	—
Bank of Montreal	1/3/2018	92,321	CAD	73,683	USD	2	—
Bank of Montreal	1/3/2018	5,000	CAD	3,973	USD	18	—
Bank of Montreal	1/3/2018	106,433	CZK	5,006	USD	—	—
Bank of Montreal	1/3/2018	85,592	DKK	13,804	USD	—	—
Bank of Montreal	1/3/2018	179,184	EUR	215,159	USD	5	—
Bank of Montreal	1/3/2018	157,834	GBP	213,504	USD	5	—
Bank of Montreal	1/3/2018	725,143	HKD	92,759	USD	2	—
Bank of Montreal	1/3/2018	609,116	HUF	2,358	USD	—	—
Bank of Montreal	1/3/2018	133,261	ILS	38,385	USD	—	—
Bank of Montreal	1/3/2018	238,374	MXN	12,184	USD	—	(1)
Bank of Montreal	1/3/2018	298,120	NOK	36,447	USD	1	—
Bank of Montreal	1/3/2018	38,975	PLN	11,216	USD	1	—
Bank of Montreal	1/3/2018	572,030	SEK	69,868	USD	—	(2)
Bank of Montreal	1/3/2018	1,600	SGD	1,196	USD	1	—
Bank of Montreal	1/3/2018	23,740	TRY	6,259	USD	—	—
Bank of Montreal	1/3/2018	146,748	USD	193,343	AUD	—	(4,475)
Bank of Montreal	1/3/2018	74,268	USD	95,625	CAD	—	(2,054)
Bank of Montreal	1/3/2018	5,006	USD	107,150	CZK	—	(34)
Bank of Montreal	1/3/2018	13,804	USD	85,968	DKK	—	(61)
Bank of Montreal	1/3/2018	216,867	USD	181,482	EUR	—	(1,057)
Bank of Montreal	1/3/2018	215,199	USD	158,770	GBP	423	—
Bank of Montreal	1/3/2018	93,495	USD	729,941	HKD	120	—
Bank of Montreal	1/3/2018	2,358	USD	618,977	HUF	—	(38)
Bank of Montreal	1/3/2018	38,690	USD	135,039	ILS	—	(208)
Bank of Montreal	1/3/2018	12,184	USD	227,919	MXN	535	—
Bank of Montreal	1/3/2018	36,736	USD	304,204	NOK	—	(456)
Bank of Montreal	1/3/2018	11,216	USD	39,497	PLN	—	(151)
Bank of Montreal	1/3/2018	70,422	USD	585,300	SEK	—	(1,065)
Bank of Montreal	1/3/2018	6,259	USD	24,695	TRY	—	(252)
Bank of Montreal	1/4/2018	13,017	CHF	13,358	USD	—	—
Bank of Montreal	1/4/2018	500	CHF	513	USD	—	—
Bank of Montreal	1/4/2018	5,181,884	CLP	8,442	USD	—	(16)

See Notes to Financial Statements.

88	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

December 31, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	1/4/2018	68,850	NZD	48,965	USD	$1	$—
Bank of Montreal	1/4/2018	47,306	SGD	35,400	USD	—	(1)
Bank of Montreal	1/4/2018	18,704	USD	61,332	BRL	216	—
Bank of Montreal	1/4/2018	13,358	USD	13,079	CHF	—	(63)
Bank of Montreal	1/4/2018	8,000	USD	5,181,884	CLP	—	(426)
Bank of Montreal	1/4/2018	49,353	USD	71,949	NZD	—	(1,817)
Bank of Montreal	1/4/2018	35,681	USD	48,056	SGD	—	(279)
Bank of Montreal	1/4/2018	23,500	USD	322,245	ZAR	—	(2,525)
Bank of Montreal	1/4/2018	288,697	ZAR	23,315	USD	1	—
Bank of Montreal	1/9/2018	48,157,585	JPY	427,576	USD	11	—
Bank of Montreal	1/9/2018	430,969	USD	48,122,946	JPY	3,690	—
Bank of Montreal	2/2/2018	152,961	USD	195,565	AUD	—	(4)
Bank of Montreal	2/2/2018	75,579	USD	94,654	CAD	—	(1)
Bank of Montreal	2/2/2018	13,779	USD	13,401	CHF	—	(1)
Bank of Montreal	2/2/2018	5,310	USD	112,885	CZK	—	(8)
Bank of Montreal	2/2/2018	14,716	USD	91,083	DKK	—	(1)
Bank of Montreal	2/2/2018	219,703	USD	182,657	EUR	—	(12)
Bank of Montreal	2/2/2018	220,153	USD	162,596	GBP	—	(11)
Bank of Montreal	2/2/2018	96,573	USD	754,486	HKD	—	(3)
Bank of Montreal	2/2/2018	2,337	USD	603,683	HUF	—	(3)
Bank of Montreal	2/2/2018	39,291	USD	136,249	ILS	1	—
Bank of Montreal	2/2/2018	11,375	USD	223,781	MXN	—	—
Bank of Montreal	2/2/2018	37,565	USD	307,008	NOK	—	(2)
Bank of Montreal	2/2/2018	53,712	USD	75,556	NZD	—	(3)
Bank of Montreal	2/2/2018	11,396	USD	39,608	PLN	—	(3)
Bank of Montreal	2/2/2018	71,185	USD	581,791	SEK	—	—
Bank of Montreal	2/2/2018	7,226	USD	27,657	TRY	—	(2)
Bank of Montreal	2/5/2018	9,690	USD	5,964,916	CLP	—	(9)
Bank of Montreal	2/5/2018	439,251	USD	49,409,939	JPY	—	(27)
Bank of Montreal	2/5/2018	36,339	USD	48,546	SGD	—	(4)
Bank of Montreal	2/5/2018	27,126	USD	337,553	ZAR	—	(3)
Barclays Bank PLC	1/3/2018	7,128	AUD	5,502	USD	73	—
Barclays Bank PLC	1/3/2018	186,149	AUD	145,593	USD	4	—
Barclays Bank PLC	1/3/2018	3,535	CAD	2,784	USD	37	—
Barclays Bank PLC	1/3/2018	92,321	CAD	73,683	USD	1	—
Barclays Bank PLC	1/3/2018	106,433	CZK	5,006	USD	—	—
Barclays Bank PLC	1/3/2018	2,000	CZK	94	USD	—	—
Barclays Bank PLC	1/3/2018	85,593	DKK	13,804	USD	—	—
Barclays Bank PLC	1/3/2018	6,839	EUR	8,130	USD	82	—
Barclays Bank PLC	1/3/2018	179,184	EUR	215,159	USD	5	—
Barclays Bank PLC	1/3/2018	6,028	GBP	8,068	USD	86	—
Barclays Bank PLC	1/3/2018	157,833	GBP	213,504	USD	5	—
Barclays Bank PLC	1/3/2018	27,375	HKD	3,505	USD	—	(3)
Barclays Bank PLC	1/3/2018	725,143	HKD	92,759	USD	2	—
Barclays Bank PLC	1/3/2018	609,130	HUF	2,358	USD	—	—
Barclays Bank PLC	1/3/2018	5,065	ILS	1,451	USD	8	—
Barclays Bank PLC	1/3/2018	133,256	ILS	38,385	USD	—	(1)
Barclays Bank PLC	1/3/2018	238,380	MXN	12,184	USD	—	—
Barclays Bank PLC	1/3/2018	11,447	NOK	1,377	USD	23	—
Barclays Bank PLC	1/3/2018	298,120	NOK	36,447	USD	1	—
Barclays Bank PLC	1/3/2018	38,974	PLN	11,216	USD	—	—
Barclays Bank PLC	1/3/2018	22,000	SEK	2,640	USD	47	—
Barclays Bank PLC	1/3/2018	572,030	SEK	69,868	USD	—	(2)
Barclays Bank PLC	1/3/2018	23,738	TRY	6,259	USD	—	—
Barclays Bank PLC	1/4/2018	13,017	CHF	13,358	USD	—	—
Barclays Bank PLC	1/4/2018	5,181,884	CLP	8,426	USD	—	—
Barclays Bank PLC	1/4/2018	2,635	NZD	1,850	USD	24	—
Barclays Bank PLC	1/4/2018	68,850	NZD	48,965	USD	1	—
Barclays Bank PLC	1/4/2018	1,797	SGD	1,338	USD	7	—

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	89

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

December 31, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	1/4/2018	47,298	SGD	35,400	USD	$—	$(7)
Barclays Bank PLC	1/4/2018	11,059	ZAR	881	USD	12	—
Barclays Bank PLC	1/4/2018	288,672	ZAR	23,315	USD	—	(1)
Barclays Bank PLC	1/9/2018	48,157,029	JPY	427,576	USD	6	—
Barclays Bank PLC	2/2/2018	152,961	USD	195,572	AUD	—	(10)
Barclays Bank PLC	2/2/2018	75,579	USD	94,660	CAD	—	(6)
Barclays Bank PLC	2/2/2018	13,779	USD	13,401	CHF	—	(1)
Barclays Bank PLC	2/2/2018	5,310	USD	113,037	CZK	—	(15)
Barclays Bank PLC	2/2/2018	14,716	USD	91,086	DKK	—	(1)
Barclays Bank PLC	2/2/2018	219,703	USD	182,658	EUR	—	(13)
Barclays Bank PLC	2/2/2018	220,153	USD	162,600	GBP	—	(16)
Barclays Bank PLC	2/2/2018	96,573	USD	754,580	HKD	—	(15)
Barclays Bank PLC	2/2/2018	2,337	USD	603,607	HUF	—	(3)
Barclays Bank PLC	2/2/2018	39,291	USD	136,257	ILS	—	(1)
Barclays Bank PLC	2/2/2018	11,375	USD	223,785	MXN	—	—
Barclays Bank PLC	2/2/2018	37,565	USD	307,233	NOK	—	(29)
Barclays Bank PLC	2/2/2018	53,712	USD	75,556	NZD	—	(4)
Barclays Bank PLC	2/2/2018	11,396	USD	39,602	PLN	—	(1)
Barclays Bank PLC	2/2/2018	71,185	USD	581,864	SEK	—	(9)
Barclays Bank PLC	2/2/2018	7,226	USD	27,666	TRY	—	(4)
Barclays Bank PLC	2/5/2018	9,690	USD	5,964,916	CLP	—	(9)
Barclays Bank PLC	2/5/2018	439,251	USD	49,411,301	JPY	—	(39)
Barclays Bank PLC	2/5/2018	36,339	USD	48,551	SGD	—	(8)
Barclays Bank PLC	2/5/2018	27,126	USD	337,558	ZAR	—	(3)
Canadian Imperial Bank of Commerce	1/3/2018	146,748	USD	193,339	AUD	—	(4,472)
Canadian Imperial Bank of Commerce	1/3/2018	74,268	USD	95,626	CAD	—	(2,054)
Canadian Imperial Bank of Commerce	1/3/2018	5,006	USD	106,765	CZK	—	(16)
Canadian Imperial Bank of Commerce	1/3/2018	13,804	USD	85,981	DKK	—	(63)
Canadian Imperial Bank of Commerce	1/3/2018	216,867	USD	181,489	EUR	—	(1,065)
Canadian Imperial Bank of Commerce	1/3/2018	215,199	USD	158,771	GBP	422	—
Canadian Imperial Bank of Commerce	1/3/2018	93,495	USD	729,962	HKD	117	—
Canadian Imperial Bank of Commerce	1/3/2018	2,358	USD	617,522	HUF	—	(32)
Canadian Imperial Bank of Commerce	1/3/2018	38,690	USD	135,034	ILS	—	(206)
Canadian Imperial Bank of Commerce	1/3/2018	12,184	USD	227,914	MXN	535	—
Canadian Imperial Bank of Commerce	1/3/2018	36,736	USD	304,199	NOK	—	(455)
Canadian Imperial Bank of Commerce	1/3/2018	11,216	USD	39,498	PLN	—	(151)
Canadian Imperial Bank of Commerce	1/3/2018	70,422	USD	585,305	SEK	—	(1,066)
Canadian Imperial Bank of Commerce	1/3/2018	6,259	USD	24,697	TRY	—	(253)
Canadian Imperial Bank of Commerce	1/4/2018	18,705	USD	61,332	BRL	217	—
Canadian Imperial Bank of Commerce	1/4/2018	13,358	USD	13,080	CHF	—	(65)
Canadian Imperial Bank of Commerce	1/4/2018	8,000	USD	5,181,884	CLP	—	(426)
Canadian Imperial Bank of Commerce	1/4/2018	49,353	USD	71,949	NZD	—	(1,817)
Canadian Imperial Bank of Commerce	1/4/2018	35,681	USD	48,057	SGD	—	(280)
Canadian Imperial Bank of Commerce	1/4/2018	23,500	USD	322,176	ZAR	—	(2,520)
Canadian Imperial Bank of Commerce	1/9/2018	430,969	USD	48,126,308	JPY	3,660	—
Goldman Sachs	1/3/2018	2,300	TRY	607	USD	—	—
HSBC Holdings PLC	1/9/2018	1,824,884	JPY	16,157	USD	46	—
JP Morgan Chase Bank N.A.	1/3/2018	5,163,787	INR	80,743	USD	99	—
JP Morgan Chase Bank N.A.	1/3/2018	79,871	USD	5,163,787	INR	—	(972)
JP Morgan Chase Bank N.A.	1/4/2018	625,005,972	IDR	46,143	USD	—	(25)
JP Morgan Chase Bank N.A.	1/4/2018	160,090,012	KRW	149,953	USD	—	(352)
JP Morgan Chase Bank N.A.	1/4/2018	46,085	USD	625,005,972	IDR	—	(33)
JP Morgan Chase Bank N.A.	1/4/2018	147,106	USD	160,090,012	KRW	—	(2,494)
JP Morgan Chase Bank N.A.	2/5/2018	45,220	USD	613,232,742	IDR	—	(15)
JP Morgan Chase Bank N.A.	2/5/2018	84,240	USD	5,403,407	INR	—	(141)
JP Morgan Chase Bank N.A.	2/5/2018	149,407	USD	159,461,743	KRW	—	(14)
Morgan Stanley & Co. International	1/3/2018	146,748	USD	193,341	AUD	—	(4,474)
Morgan Stanley & Co. International	1/3/2018	74,268	USD	95,623	CAD	—	(2,052)
Morgan Stanley & Co. International	1/3/2018	5,006	USD	106,883	CZK	—	(21)

See Notes to Financial Statements.

90	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

December 31, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	1/3/2018	13,804	USD	85,962	DKK	$—	$(60)
Morgan Stanley & Co. International	1/3/2018	216,867	USD	181,484	EUR	—	(1,059)
Morgan Stanley & Co. International	1/3/2018	215,199	USD	158,765	GBP	430	—
Morgan Stanley & Co. International	1/3/2018	93,495	USD	729,918	HKD	123	—
Morgan Stanley & Co. International	1/3/2018	2,358	USD	618,131	HUF	—	(35)
Morgan Stanley & Co. International	1/3/2018	38,690	USD	135,036	ILS	—	(207)
Morgan Stanley & Co. International	1/3/2018	12,184	USD	227,915	MXN	535	—
Morgan Stanley & Co. International	1/3/2018	36,736	USD	304,177	NOK	—	(452)
Morgan Stanley & Co. International	1/3/2018	16,698	USD	841,573	PHP	—	(134)
Morgan Stanley & Co. International	1/3/2018	11,216	USD	39,497	PLN	—	(151)
Morgan Stanley & Co. International	1/3/2018	70,422	USD	585,279	SEK	—	(1,063)
Morgan Stanley & Co. International	1/3/2018	6,259	USD	24,696	TRY	—	(252)
Morgan Stanley & Co. International	1/4/2018	119,123	TWD	3,990	USD	16	—
Morgan Stanley & Co. International	1/4/2018	18,704	USD	61,332	BRL	216	—
Morgan Stanley & Co. International	1/4/2018	13,358	USD	13,079	CHF	—	(64)
Morgan Stanley & Co. International	1/4/2018	7,992	USD	5,181,884	CLP	—	(434)
Morgan Stanley & Co. International	1/4/2018	50,278	USD	205,385	MYR	—	(353)
Morgan Stanley & Co. International	1/4/2018	49,353	USD	71,952	NZD	—	(1,819)
Morgan Stanley & Co. International	1/4/2018	35,681	USD	48,053	SGD	—	(277)
Morgan Stanley & Co. International	1/4/2018	506,301	USD	15,153,601	TWD	—	(3,273)
Morgan Stanley & Co. International	1/4/2018	23,500	USD	322,314	ZAR	—	(2,531)
Morgan Stanley & Co. International	1/5/2018	107,854	USD	3,516,574	THB	14	—
Morgan Stanley & Co. International	1/9/2018	430,969	USD	48,120,791	JPY	3,709	—
Royal Bank of Canada	1/2/2018	3,200	ILS	920	USD	2	—
Royal Bank of Canada	1/3/2018	186,149	AUD	145,593	USD	4	—
Royal Bank of Canada	1/3/2018	92,320	CAD	73,683	USD	—	—
Royal Bank of Canada	1/3/2018	106,428	CZK	5,006	USD	—	—
Royal Bank of Canada	1/3/2018	85,592	DKK	13,804	USD	—	—
Royal Bank of Canada	1/3/2018	179,175	EUR	215,159	USD	—	(5)
Royal Bank of Canada	1/3/2018	157,834	GBP	213,504	USD	5	—
Royal Bank of Canada	1/3/2018	725,161	HKD	92,759	USD	5	—
Royal Bank of Canada	1/3/2018	609,147	HUF	2,358	USD	—	—
Royal Bank of Canada	1/3/2018	42,000	HUF	162	USD	—	—
Royal Bank of Canada	1/3/2018	133,259	ILS	38,385	USD	—	—
Royal Bank of Canada	1/3/2018	238,374	MXN	12,184	USD	—	(1)
Royal Bank of Canada	1/3/2018	298,120	NOK	36,447	USD	1	—
Royal Bank of Canada	1/3/2018	38,975	PLN	11,216	USD	1	—
Royal Bank of Canada	1/3/2018	2,500	PLN	718	USD	2	—
Royal Bank of Canada	1/3/2018	572,030	SEK	69,868	USD	—	(2)
Royal Bank of Canada	1/3/2018	23,739	TRY	6,259	USD	—	—
Royal Bank of Canada	1/3/2018	111,810	USD	147,304	AUD	—	(3,403)
Royal Bank of Canada	1/3/2018	56,587	USD	72,858	CAD	—	(1,563)
Royal Bank of Canada	1/3/2018	3,817	USD	81,401	CZK	—	(12)
Royal Bank of Canada	1/3/2018	10,521	USD	65,520	DKK	—	(46)
Royal Bank of Canada	1/3/2018	165,233	USD	138,273	EUR	—	(805)
Royal Bank of Canada	1/3/2018	163,962	USD	120,972	GBP	317	—
Royal Bank of Canada	1/3/2018	71,236	USD	556,155	HKD	92	—
Royal Bank of Canada	1/3/2018	1,801	USD	471,641	HUF	—	(25)
Royal Bank of Canada	1/3/2018	29,480	USD	102,894	ILS	—	(158)
Royal Bank of Canada	1/3/2018	9,284	USD	173,668	MXN	408	—
Royal Bank of Canada	1/3/2018	27,991	USD	231,779	NOK	—	(346)
Royal Bank of Canada	1/3/2018	8,549	USD	30,106	PLN	—	(115)
Royal Bank of Canada	1/3/2018	53,658	USD	445,975	SEK	—	(812)
Royal Bank of Canada	1/3/2018	4,771	USD	18,824	TRY	—	(192)
Royal Bank of Canada	1/4/2018	13,018	CHF	13,358	USD	—	—
Royal Bank of Canada	1/4/2018	5,181,884	CLP	8,426	USD	—	—
Royal Bank of Canada	1/4/2018	205,385	MYR	50,606	USD	25	—
Royal Bank of Canada	1/4/2018	68,850	NZD	48,965	USD	1	—
Royal Bank of Canada	1/4/2018	47,306	SGD	35,400	USD	—	(1)

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	91

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

December 31, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	1/4/2018	15,034,478	TWD	506,297	USD	$—	$(728)
Royal Bank of Canada	1/4/2018	14,252	USD	46,732	BRL	165	—
Royal Bank of Canada	1/4/2018	10,181	USD	9,969	CHF	—	(48)
Royal Bank of Canada	1/4/2018	6,097	USD	3,948,104	CLP	—	(323)
Royal Bank of Canada	1/4/2018	37,607	USD	54,825	NZD	—	(1,384)
Royal Bank of Canada	1/4/2018	27,190	USD	36,618	SGD	—	(211)
Royal Bank of Canada	1/4/2018	17,906	USD	245,545	ZAR	—	(1,925)
Royal Bank of Canada	1/4/2018	288,695	ZAR	23,315	USD	1	—
Royal Bank of Canada	1/5/2018	3,516,574	THB	107,831	USD	9	—
Royal Bank of Canada	1/9/2018	48,157,371	JPY	427,576	USD	9	—
Royal Bank of Canada	1/9/2018	328,358	USD	36,665,275	JPY	2,811	—
Royal Bank of Canada	2/2/2018	152,961	USD	195,567	AUD	—	(6)
Royal Bank of Canada	2/2/2018	75,579	USD	94,648	CAD	3	—
Royal Bank of Canada	2/2/2018	13,779	USD	13,401	CHF	—	(1)
Royal Bank of Canada	2/2/2018	5,310	USD	112,777	CZK	—	(3)
Royal Bank of Canada	2/2/2018	14,716	USD	91,104	DKK	—	(4)
Royal Bank of Canada	2/2/2018	219,703	USD	182,652	EUR	—	(6)
Royal Bank of Canada	2/2/2018	220,153	USD	162,598	GBP	—	(14)
Royal Bank of Canada	2/2/2018	96,573	USD	754,571	HKD	—	(14)
Royal Bank of Canada	2/2/2018	2,337	USD	603,113	HUF	—	(1)
Royal Bank of Canada	2/2/2018	39,291	USD	136,268	ILS	—	(4)
Royal Bank of Canada	2/2/2018	11,375	USD	223,776	MXN	—	—
Royal Bank of Canada	2/2/2018	37,565	USD	307,057	NOK	—	(8)
Royal Bank of Canada	2/2/2018	53,712	USD	75,554	NZD	—	(2)
Royal Bank of Canada	2/2/2018	11,396	USD	39,601	PLN	—	(1)
Royal Bank of Canada	2/2/2018	71,185	USD	581,831	SEK	—	(5)
Royal Bank of Canada	2/2/2018	7,226	USD	27,659	TRY	—	(2)
Royal Bank of Canada	2/5/2018	9,699	USD	5,964,916	CLP	—	—
Royal Bank of Canada	2/5/2018	439,251	USD	49,410,817	JPY	—	(34)
Royal Bank of Canada	2/5/2018	36,339	USD	48,546	SGD	—	(4)
Royal Bank of Canada	2/5/2018	108,381	USD	3,530,408	THB	37	—
Royal Bank of Canada	2/5/2018	509,297	USD	15,082,836	TWD	—	(973)
Royal Bank of Canada	2/5/2018	27,126	USD	337,584	ZAR	—	(5)
Royal Bank of Canada	2/6/2018	53,490	USD	217,197	MYR	—	(26)
State Street Bank and Trust	1/3/2018	141,824	AUD	110,928	USD	—	—
State Street Bank and Trust	1/3/2018	70,343	CAD	56,143	USD	—	—
State Street Bank and Trust	1/3/2018	81,149	CZK	3,817	USD	—	—
State Street Bank and Trust	1/3/2018	65,234	DKK	10,521	USD	—	—
State Street Bank and Trust	1/3/2018	4,100	EUR	4,919	USD	5	—
State Street Bank and Trust	1/3/2018	136,521	EUR	163,935	USD	—	—
State Street Bank and Trust	1/3/2018	120,254	GBP	162,674	USD	—	—
State Street Bank and Trust	1/3/2018	552,488	HKD	70,675	USD	—	—
State Street Bank and Trust	1/3/2018	465,256	HUF	1,801	USD	—	—
State Street Bank and Trust	1/3/2018	101,536	ILS	29,249	USD	—	(2)
State Street Bank and Trust	1/3/2018	181,646	MXN	9,284	USD	—	—
State Street Bank and Trust	1/3/2018	227,141	NOK	27,770	USD	—	—
State Street Bank and Trust	1/3/2018	29,706	PLN	8,549	USD	—	—
State Street Bank and Trust	1/3/2018	435,853	SEK	53,234	USD	—	—
State Street Bank and Trust	1/3/2018	18,089	TRY	4,771	USD	—	(2)
State Street Bank and Trust	1/4/2018	9,921	CHF	10,181	USD	—	—
State Street Bank and Trust	1/4/2018	3,948,104	CLP	6,414	USD	5	—
State Street Bank and Trust	1/4/2018	52,459	NZD	37,309	USD	—	—
State Street Bank and Trust	1/4/2018	36,050	SGD	26,976	USD	—	—
State Street Bank and Trust	1/4/2018	219,960	ZAR	17,765	USD	—	—
State Street Bank and Trust	1/9/2018	36,690,509	JPY	325,773	USD	—	(1)
State Street Bank and Trust	2/2/2018	116,545	USD	149,000	AUD	1	—
State Street Bank and Trust	2/2/2018	57,584	USD	72,117	CAD	—	(1)
State Street Bank and Trust	2/2/2018	10,501	USD	10,213	CHF	—	—
State Street Bank and Trust	2/2/2018	4,046	USD	85,956	CZK	—	(3)

See Notes to Financial Statements.

92	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

December 31, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	2/2/2018	11,216	USD	69,421	DKK	$—	$(1)
State Street Bank and Trust	2/2/2018	167,397	USD	139,166	EUR	—	(3)
State Street Bank and Trust	2/2/2018	167,737	USD	123,879	GBP	—	(2)
State Street Bank and Trust	2/2/2018	73,580	USD	574,850	HKD	—	(2)
State Street Bank and Trust	2/2/2018	1,782	USD	459,719	HUF	—	—
State Street Bank and Trust	2/2/2018	29,937	USD	103,827	ILS	—	(3)
State Street Bank and Trust	2/2/2018	8,670	USD	170,608	MXN	—	(2)
State Street Bank and Trust	2/2/2018	28,624	USD	233,953	NOK	—	(3)
State Street Bank and Trust	2/2/2018	40,927	USD	57,569	NZD	—	(1)
State Street Bank and Trust	2/2/2018	8,683	USD	30,172	PLN	—	—
State Street Bank and Trust	2/2/2018	54,239	USD	443,311	SEK	—	(2)
State Street Bank and Trust	2/2/2018	5,507	USD	21,082	TRY	—	(2)
State Street Bank and Trust	2/5/2018	7,383	USD	4,544,700	CLP	—	(6)
State Street Bank and Trust	2/5/2018	334,669	USD	37,644,907	JPY	—	(12)
State Street Bank and Trust	2/5/2018	27,691	USD	36,991	SGD	—	(2)
State Street Bank and Trust	2/5/2018	20,668	USD	257,176	ZAR	—	(1)
UBS AG	1/4/2018	292,060	BRL	88,145	USD	—	(108)
UBS AG	2/5/2018	89,851	USD	298,711	BRL	131	—
						$24,828	$(81,445)

CURRENCY LEGEND

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

CLP – Chilean peso

CZK – Czech koruna

DKK – Danish krone

EUR – Euro

GBP – British pound

HKD – Hong Kong dollar

HUF – Hungary forint

IDR – Indonesian rupiah

ILS – Israeli New shekel

INR – Indian rupee

JPY – Japanese yen

KRW – South Korean won

MXN – Mexican peso

MYR – Malaysian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PHP – Philippine peso

PLN – Polish zloty

SEK – Swedish krona

SGD – Singapore dollar

THB – Thai baht

TRY – Turkish New lira

TWD – New Taiwan dollar

USD – U.S. dollar

ZAR – South African rand

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	93

Schedule of Investments (unaudited)

WisdomTree Global SmallCap Dividend Fund (GSD)

December 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.2%
Australia – 4.6%
Altium Ltd.	1,462	$15,186
ARB Corp., Ltd.	1,061	15,543
Bapcor Ltd.	5,224	23,086
Beach Energy Ltd.	26,109	25,424
Blackmores Ltd.(a)	199	26,331
Breville Group Ltd.	2,345	23,110
Brickworks Ltd.	3,692	42,940
Cleanaway Waste Management Ltd.	14,884	17,462
Corporate Travel Management Ltd.	917	14,961
Costa Group Holdings Ltd.	3,552	18,336
CSR Ltd.	15,740	58,601
Fairfax Media Ltd.	54,772	33,415
G8 Education Ltd.	12,964	34,374
Genworth Mortgage Insurance Australia Ltd.	8,758	20,550
GrainCorp Ltd. Class A	4,466	28,608
IDP Education Ltd.	3,266	15,710
Inghams Group Ltd.(a)	6,701	17,925
Invocare Ltd.	1,839	23,158
IRESS Ltd.	3,673	33,268
Metcash Ltd.	9,856	24,052
Monadelphous Group Ltd.	1,713	23,273
MYOB Group Ltd.	11,477	32,496
Navitas Ltd.	5,070	21,612
New Hope Corp., Ltd.	9,047	17,690
NIB Holdings Ltd.	3,779	19,981
Nufarm Ltd.	3,260	22,285
OZ Minerals Ltd.	5,128	36,740
Perpetual Ltd.	1,046	39,557
Premier Investments Ltd.	1,873	21,755
Primary Health Care Ltd.	5,722	16,201
Regis Resources Ltd.	10,809	36,353
Reliance Worldwide Corp., Ltd.(a)	5,600	17,082
St Barbara Ltd.	6,774	20,239
Technology One Ltd.	4,276	16,589
Vocus Group Ltd.	20,587	48,789

Total Australia		902,682
Belgium – 0.2%
Econocom Group S.A./N.V.	2,596	18,570
Euronav N.V.	3,146	29,028

Total Belgium		47,598
Brazil – 0.5%
AES Tiete Energia S.A.	5,400	20,756
Cia Hering	3,600	27,805
Ez Tec Empreendimentos e Participacoes S.A.	2,100	13,706
MRV Engenharia e Participacoes S.A.	6,620	30,016
TOTVS S.A.	1,529	13,778

Total Brazil		106,061
Canada – 2.4%
Boralex, Inc. Class A	700	13,129
CES Energy Solutions Corp.	1,926	10,038
Cineplex, Inc.(a)	1,700	50,649
EnerCare, Inc.	2,231	36,520
Enerflex Ltd.	900	11,019
Hudson’s Bay Co.(a)	1,300	11,704
Innergex Renewable Energy, Inc.(a)	2,000	22,986
Laurentian Bank of Canada	468	21,115
Mullen Group Ltd.	1,793	22,524
North West Co., Inc. (The)	1,421	34,103
OceanaGold Corp.	3,328	8,579
Pason Systems, Inc.	731	10,612
Russel Metals, Inc.	1,880	43,768
Secure Energy Services, Inc.	2,244	15,689
ShawCor Ltd.	900	19,696
Sleep Country Canada Holdings, Inc.(b)	400	10,663
Superior Plus Corp.	3,493	33,091
TransAlta Corp.	6,929	41,200
Transcontinental, Inc. Class A	900	17,843
Westshore Terminals Investment Corp.	1,484	31,138

Total Canada		466,066
Chile – 0.3%
Inversiones Aguas Metropolitanas S.A.	9,052	17,191
Ripley Corp. S.A.	19,878	21,600
Vina Concha y Toro S.A.	11,461	21,704

Total Chile		60,495
China – 2.2%
BAIC Motor Corp., Ltd. Class H(b)	20,500	26,696
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	10,000	13,585
China Communications Services Corp., Ltd. Class H	34,000	22,791
China National Building Material Co., Ltd. Class H(a)	26,000	23,249
China SCE Property Holdings Ltd.	23,000	9,915
China Travel International Investment Hong Kong Ltd.	54,000	20,102
Chongqing Rural Commercial Bank Co., Ltd. Class H	25,000	17,653
Fufeng Group Ltd.*	18,000	11,743
Fuyao Glass Industry Group Co., Ltd. Class H(b)	6,400	26,976
Golden Eagle Retail Group Ltd.(a)	10,000	12,101
Huabao International Holdings Ltd.	18,000	11,835
Huaneng Renewables Corp., Ltd. Class H	42,000	14,238
Jiangsu Expressway Co., Ltd. Class H	24,000	36,534
Luye Pharma Group Ltd.(a)	18,500	14,602
Red Star Macalline Group Corp., Ltd. Class H(b)	12,400	20,082
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	16,000	11,646
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	6,900	18,668
Shougang Fushan Resources Group Ltd.	108,000	23,210
Skyworth Digital Holdings Ltd.	38,000	16,333
Tianneng Power International Ltd.	12,000	12,465
Yanzhou Coal Mining Co., Ltd. Class H	12,000	14,030
Yuexiu Transport Infrastructure Ltd.	22,000	16,154
Zhejiang Expressway Co., Ltd. Class H	24,000	26,372
Zijin Mining Group Co., Ltd. Class H	58,000	21,887

Total China		442,867

See Notes to Financial Statements.

94	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

December 31, 2017

Investments	Shares	Value
Czech Republic – 0.1%
Moneta Money Bank AS(b)	6,885	$26,685
Denmark – 0.5%
Alm Brand A/S	1,976	25,814
Scandinavian Tobacco Group A/S Class A(b)	2,366	45,790
Spar Nord Bank A/S	1,819	21,152

Total Denmark		92,756
Finland – 0.4%
Ramirent Oyj	2,935	27,525
Sanoma Oyj	2,027	26,458
Uponor Oyj	1,105	22,265

Total Finland		76,248
France – 0.5%
Coface S.A.	1,355	14,504
IPSOS	634	23,372
Neopost S.A.	1,662	47,898
Technicolor S.A. Registered Shares	5,044	17,383

Total France		103,157
Germany – 1.2%
BayWa AG	508	19,563
Bilfinger SE	728	34,587
CropEnergies AG	1,228	11,486
ElringKlinger AG	1,275	28,592
Indus Holding AG	480	34,295
Kloeckner & Co. SE	1,258	15,544
Pfeiffer Vacuum Technology AG	176	33,001
TLG Immobilien AG	1,011	26,884
VTG AG	227	13,018
Washtec AG	191	18,050

Total Germany		235,020
Hong Kong – 0.6%
CP Pokphand Co., Ltd.	254,000	20,145
Hong Kong Aircraft Engineering Co., Ltd.	2,800	17,927
Kowloon Development Co., Ltd.	31,000	32,835
Stella International Holdings Ltd.	9,500	14,340
Television Broadcasts Ltd.	10,700	38,462

Total Hong Kong		123,709
Hungary – 0.1%
Magyar Telekom Telecommunications PLC	9,193	16,298
Indonesia – 0.3%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	67,100	11,870
Indo Tambangraya Megah Tbk PT	12,500	19,071
Japfa Comfeed Indonesia Tbk PT	83,400	7,991
Media Nusantara Citra Tbk PT	129,900	12,303

Total Indonesia		51,235
Ireland – 0.2%
C&C Group PLC	9,549	32,680
Irish Continental Group PLC	1,927	13,328

Total Ireland		46,008
Israel – 1.2%
Amot Investments Ltd.	5,800	34,834
First International Bank of Israel Ltd.	1,245	25,878
Gazit-Globe Ltd.	3,342	35,541
Harel Insurance Investments & Financial Services Ltd.	5,454	40,045
Oil Refineries Ltd.	85,687	41,071
Shapir Engineering and Industry Ltd.	6,669	26,817
Shufersal Ltd.	3,868	25,737

Total Israel		229,923
Italy – 1.1%
Banca Popolare di Sondrio SCPA	4,948	18,086
CIR-Compagnie Industriali Riunite SpA	12,519	17,513
Ei Towers SpA	385	24,734
Maire Tecnimont SpA(a)	3,250	16,851
MARR SpA	1,532	39,589
OVS SpA(b)	3,001	20,018
Piaggio & C. SpA	3,783	10,448
RAI Way SpA(b)	4,860	29,617
Salini Impregilo SpA	4,050	15,650
Societa Cattolica di Assicurazioni SC	1,608	17,475

Total Italy		209,981
Japan – 13.4%
Adastria Co., Ltd.	1,000	20,231
ADEKA Corp.	1,800	31,718
Alpine Electronics, Inc.	800	16,568
Amano Corp.	1,200	31,393
Anritsu Corp.	1,500	16,964
AOKI Holdings, Inc.	2,100	30,871
Aoyama Trading Co., Ltd.	1,400	52,321
Arcs Co., Ltd.	800	18,663
ASKUL Corp.	600	17,017
Autobacs Seven Co., Ltd.	1,700	32,627
Benefit One, Inc.	600	12,565
Capcom Co., Ltd.	700	22,215
Ci:z Holdings Co., Ltd.	400	20,417
Cocokara fine, Inc.	300	19,387
COLOPL, Inc.(a)	1,200	13,039
Cosmo Energy Holdings Co., Ltd.	900	33,995
Daikyo, Inc.	800	15,510
Daikyonishikawa Corp.	700	11,334
Daio Paper Corp.(a)	1,100	14,549
Daishi Bank Ltd. (The)	300	13,662
DCM Holdings Co., Ltd.	2,600	24,234
Dip Corp.	600	15,510
Doutor Nichires Holdings Co., Ltd.	600	14,823
Exedy Corp.	1,200	37,124
Fancl Corp.	800	23,648
Fujitec Co., Ltd.	1,000	14,443
Fukuyama Transporting Co., Ltd.	500	18,908
Hanwa Co., Ltd.	700	32,375
Hazama Ando Corp.	2,900	22,706
Heiwa Corp.	2,400	45,081
Heiwado Co., Ltd.	600	12,479

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	95

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

December 31, 2017

Investments	Shares	Value
Hogy Medical Co., Ltd.	200	$15,162
Hokuetsu Kishu Paper Co., Ltd.	2,500	14,936
Hyakugo Bank Ltd. (The)	3,200	15,254
Inaba Denki Sangyo Co., Ltd.	400	18,677
Itochu Enex Co., Ltd.	1,500	14,461
Iwatani Corp.	500	16,112
Japan Aviation Electronics Industry Ltd.	1,000	16,929
Juroku Bank Ltd. (The)	400	11,789
Kanematsu Corp.	1,300	17,980
Keihin Corp.	900	18,328
Keiyo Bank Ltd. (The)	3,000	13,742
Kintetsu World Express, Inc.	800	16,589
Komeri Co., Ltd.	500	14,470
Kumagai Gumi Co., Ltd.	600	16,778
KYB Corp.	300	17,550
Kyoritsu Maintenance Co., Ltd.	500	20,217
Leopalace21 Corp.	2,500	19,441
Life Corp.	500	13,493
Makino Milling Machine Co., Ltd.	2,000	20,257
Maruha Nichiro Corp.	400	12,073
Matsui Securities Co., Ltd.	3,300	27,859
Megmilk Snow Brand Co., Ltd.	500	14,802
Meitec Corp.	600	31,531
Mitsubishi Shokuhin Co., Ltd.	500	14,669
Mochida Pharmaceutical Co., Ltd.	500	38,304
Nachi-Fujikoshi Corp.	4,000	26,844
NEC Networks & System Integration Corp.	800	21,056
Nichias Corp.	2,000	26,649
Nichiha Corp.	300	12,583
Nihon Kohden Corp.	600	13,928
Nihon Unisys Ltd.	1,500	31,238
Nikkon Holdings Co., Ltd.	1,200	33,822
Nippon Flour Mills Co., Ltd.	3,000	46,019
Nippon Light Metal Holdings Co., Ltd.	10,500	29,920
Nippon Steel & Sumikin Bussan Corp.	800	48,575
Nippon Suisan Kaisha Ltd.	2,300	12,026
Nishi-Nippon Financial Holdings, Inc.	1,500	17,976
Nishi-Nippon Railroad Co., Ltd.	600	16,192
Nishimatsu Construction Co., Ltd.	1,100	30,857
Nissan Shatai Co., Ltd.	1,500	15,340
Nisshin Steel Co., Ltd.	1,500	24,660
Nissin Electric Co., Ltd.	1,200	13,965
Nissin Kogyo Co., Ltd.	800	15,858
Noevir Holdings Co., Ltd.	700	51,949
Obara Group, Inc.	200	13,724
Okamura Corp.	1,300	19,007
Okasan Securities Group, Inc.	3,500	21,687
OKUMA Corp.	300	19,947
Okumura Corp.	1,000	41,190
Onward Holdings Co., Ltd.	4,000	34,656
Paramount Bed Holdings Co., Ltd.	300	14,860
Parco Co., Ltd.	1,300	17,933
Penta-Ocean Construction Co., Ltd.	2,900	21,624
Resorttrust, Inc.	1,600	36,375
Ryosan Co., Ltd.	600	23,063
Seiren Co., Ltd.	700	13,714
Senko Group Holdings Co., Ltd.	2,900	20,955
Ship Healthcare Holdings, Inc.	400	13,262
SKY Perfect JSAT Holdings, Inc.	9,700	44,431
Starts Corp., Inc.	700	18,331
Sumitomo Bakelite Co., Ltd.	2,000	16,831
Sumitomo Osaka Cement Co., Ltd.	6,000	28,921
T-Gaia Corp.	1,500	34,860
Tadano Ltd.	1,600	26,574
Taiyo Holdings Co., Ltd.	400	17,825
Taiyo Yuden Co., Ltd.	900	14,029
Takara Holdings, Inc.	1,800	21,028
Takasago Thermal Engineering Co., Ltd.	1,000	18,331
TechnoPro Holdings, Inc.	400	21,731
Toagosei Co., Ltd.	1,100	14,012
Toho Holdings Co., Ltd.	800	18,095
TOKAI Holdings Corp.	3,000	25,513
Tokai Rika Co., Ltd.	1,500	31,585
Tokai Tokyo Financial Holdings, Inc.	3,800	24,524
Tokyo Ohka Kogyo Co., Ltd.	400	17,275
Tokyo Seimitsu Co., Ltd.	600	23,755
Topcon Corp.	600	12,980
Toppan Forms Co., Ltd.	1,600	18,123
Topre Corp.	500	14,181
Toshiba Plant Systems & Services Corp.	1,000	18,660
Toyo Ink SC Holdings Co., Ltd.	4,000	23,684
Toyobo Co., Ltd.	1,400	25,440
TPR Co., Ltd.	400	13,262
Trusco Nakayama Corp.	500	14,581
Tsubakimoto Chain Co.	3,000	24,234
Unipres Corp.	500	13,471
United Arrows Ltd.	400	16,245
United Super Markets Holdings, Inc.	1,600	16,249
Ushio, Inc.	1,300	18,591
Valor Holdings Co., Ltd.	900	21,044
Yoshinoya Holdings Co., Ltd.	1,200	20,378

Total Japan		2,648,008
Malaysia – 0.3%
Alliance Bank Malaysia Bhd	14,000	14,114
Malakoff Corp. Bhd	65,800	15,934
QL Resources Bhd	20,000	21,497
Top Glove Corp. Bhd	8,100	15,992

Total Malaysia		67,537
Mexico – 0.4%
Banregio Grupo Financiero S.A.B. de C.V.	2,030	11,138
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	5,700	29,619
Macquarie Mexico Real Estate Management S.A. de C.V.*	16,500	17,499
Megacable Holdings S.A.B. de C.V. Series CPO	3,600	14,722

Total Mexico		72,978
Netherlands – 1.3%
Arcadis N.V.	1,393	31,874

See Notes to Financial Statements.

96	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

December 31, 2017

Investments	Shares	Value
Corbion N.V.	1,112	$36,053
ForFarmers N.V.	875	10,969
Intertrust N.V.(b)	1,923	36,092
Koninklijke BAM Groep N.V.	3,029	13,934
PostNL N.V.	11,929	58,386
Refresco Group N.V.(b)	1,144	27,199
Rhi Magnesita N.V.*	462	24,191
Van Lanschot Kempen N.V.	478	15,010

Total Netherlands		253,708
New Zealand – 1.7%
Chorus Ltd.	14,705	43,924
EBOS Group Ltd.	2,656	35,040
Genesis Energy Ltd.	47,518	85,163
Infratil Ltd.	16,973	40,076
Kiwi Property Group Ltd.	30,158	30,135
Mainfreight Ltd.	627	11,322
SKYCITY Entertainment Group Ltd.	21,611	63,785
Trade Me Group Ltd.	7,740	26,643

Total New Zealand		336,088
Norway – 1.1%
Atea ASA*	3,200	45,187
Borregaard ASA	1,927	19,201
Grieg Seafood ASA	2,775	24,512
Kongsberg Gruppen ASA	1,874	34,596
Ocean Yield ASA	4,490	38,151
Veidekke ASA	3,522	39,938
XXL ASA(b)	2,084	21,657

Total Norway		223,242
Philippines – 0.1%
D&L Industries, Inc.	57,600	12,761
Poland – 0.1%
Asseco Poland S.A.	815	10,315
Eurocash S.A.	1,235	9,408

Total Poland		19,723
Portugal – 0.7%
Altri, SGPS, S.A.	5,283	32,804
Corticeira Amorim, SGPS, S.A.	1,306	16,153
REN – Redes Energeticas Nacionais, SGPS, S.A.	15,347	45,684
Semapa-Sociedade de Investimento e Gestao	2,012	42,993

Total Portugal		137,634
Singapore – 1.2%
Bukit Sembawang Estates Ltd.	3,600	16,890
GuocoLand Ltd.	13,800	23,131
Ho Bee Land Ltd.	7,300	13,438
IGG, Inc.(a)	18,000	19,434
Keppel Infrastructure Trust	114,300	49,179
M1 Ltd.(a)	31,300	41,690
OUE Ltd.	10,400	14,552
Raffles Medical Group Ltd.(a)	24,700	20,700
United Engineers Ltd.	13,800	27,261
Wheelock Properties Singapore Ltd.	11,600	16,492

Total Singapore		242,767
South Africa – 0.9%
African Rainbow Minerals Ltd.	2,044	22,164
Barloworld Ltd.	2,526	32,556
Coronation Fund Managers Ltd.	4,887	29,172
EOH Holdings Ltd.	1,605	8,743
Hyprop Investments Ltd.	3,508	33,238
Pioneer Foods Group Ltd.	1,771	19,610
Tsogo Sun Holdings Ltd.	15,477	30,454

Total South Africa		175,937
South Korea – 0.9%
Cheil Worldwide, Inc.	1,037	20,536
Doosan Heavy Industries & Construction Co., Ltd.	1,260	18,066
Grand Korea Leisure Co., Ltd.	837	22,869
Hyundai Department Store Co., Ltd.	285	27,820
Hyundai Wia Corp.	228	13,843
KEPCO Plant Service & Engineering Co., Ltd.	349	13,236
LOTTE Himart Co., Ltd.	302	19,436
LS Industrial Systems Co., Ltd.	474	28,824
SKC Co., Ltd.	312	13,698

Total South Korea		178,328
Spain – 0.9%
Almirall S.A.(a)	2,230	22,359
Construcciones y Auxiliar de Ferrocarriles S.A.	294	12,067
Ence Energia y Celulosa S.A.	3,928	25,942
Euskaltel S.A.(b)	3,942	32,179
Parques Reunidos Servicios Centrales SAU(b)	1,180	21,042
Tecnicas Reunidas S.A.(a)	1,684	53,506

Total Spain		167,095
Sweden – 2.1%
AddTech AB Class B	1,106	24,247
AF AB Class B	632	13,964
Ahlstrom-Munksjo Oyj*	1,371	29,913
Attendo AB(b)	1,062	11,408
Betsson AB*	4,320	31,922
Bilia AB Class A	1,704	16,650
Bonava AB Class B	1,702	23,823
Bravida Holding AB(b)	2,018	13,519
Clas Ohlson AB Class B	1,530	21,023
Fagerhult AB	801	9,832
Hemfosa Fastigheter AB	2,507	33,651
Kungsleden AB	2,888	20,988
Mycronic AB(a)	1,267	13,154
NetEnt AB*	3,750	25,878
Nobia AB	3,712	31,464
Nolato AB Class B	253	16,655
Ratos AB Class B	3,099	13,566
Resurs Holding AB(b)	2,226	15,837
Scandic Hotels Group AB(b)	1,574	22,637
Wihlborgs Fastigheter AB	1,166	27,955

Total Sweden		418,086
Switzerland – 0.7%
ALSO Holding AG Registered Shares*	95	13,063

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	97

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

December 31, 2017

Investments	Shares	Value
Bobst Group S.A. Registered Shares	147	$19,550
Bossard Holding AG Registered Shares Class A	46	10,857
Huber + Suhner AG Registered Shares	279	14,558
Oriflame Holding AG	1,348	55,698
u-blox Holding AG*	78	15,352

Total Switzerland		129,078
Taiwan – 3.3%
Accton Technology Corp.	6,000	21,372
Acer, Inc.*	33,000	26,781
Chicony Electronics Co., Ltd.	12,230	30,823
Chroma ATE, Inc.	3,000	16,331
CTCI Corp.	10,000	15,172
Elite Material Co., Ltd.	4,000	13,643
Giant Manufacturing Co., Ltd.	5,000	27,471
HannStar Display Corp.	43,000	14,363
Hota Industrial Manufacturing Co., Ltd.	2,000	9,880
Kenda Rubber Industrial Co., Ltd.	12,000	15,142
King Yuan Electronics Co., Ltd.	24,000	24,396
King’s Town Bank Co., Ltd.	21,000	26,287
LCY Chemical Corp.	14,000	22,817
Long Chen Paper Co., Ltd.	8,000	11,251
Merry Electronics Co., Ltd.	3,000	19,608
Micro-Star International Co., Ltd.	15,000	38,611
Primax Electronics Ltd.	5,000	13,274
Qisda Corp.	37,000	26,297
Radiant Opto-Electronics Corp.	12,000	28,509
Realtek Semiconductor Corp.	12,000	43,954
Synnex Technology International Corp.	38,700	52,734
Taiwan Secom Co., Ltd.	12,000	36,937
Teco Electric and Machinery Co., Ltd.	24,000	22,985
Tong Yang Industry Co., Ltd.	6,000	11,613
Transcend Information, Inc.	8,000	22,232
Tripod Technology Corp.	6,000	18,751
Walsin Lihwa Corp.	51,000	30,163
Wan Hai Lines Ltd.	22,000	14,231

Total Taiwan		655,628
Thailand – 0.6%
Bangchak Corp. PCL NVDR	29,300	36,636
Hana Microelectronics PCL NVDR	13,100	17,887
Jasmine International PCL NVDR	93,900	20,457
Kiatnakin Bank PCL NVDR	7,800	18,967
TTW PCL NVDR	53,400	20,646

Total Thailand		114,593
Turkey – 0.2%
Soda Sanayii AS	12,214	16,236
TAV Havalimanlari Holding AS	4,632	27,438

Total Turkey		43,674
United Kingdom – 6.7%
AA PLC	22,817	52,472
Ascential PLC	4,401	22,939
Big Yellow Group PLC	2,289	26,924
Bovis Homes Group PLC	2,869	45,486
Card Factory PLC	14,816	59,145
Computacenter PLC	2,547	39,726
Cranswick PLC	445	20,088
Crest Nicholson Holdings PLC	7,482	55,161
Dairy Crest Group PLC(a)	3,160	24,644
Diploma PLC	1,838	31,005
Drax Group PLC	6,213	22,743
Dunelm Group PLC	4,250	39,813
Elementis PLC	12,770	49,768
Essentra PLC	5,530	39,610
esure Group PLC	6,050	20,338
FDM Group Holdings PLC	1,291	16,303
Fidessa Group PLC	442	15,133
Galliford Try PLC	3,250	56,538
Genus PLC	634	21,707
Go-Ahead Group PLC	1,473	29,670
Greggs PLC	1,431	27,082
Hill & Smith Holdings PLC	1,113	20,160
Ibstock PLC(b)	7,685	27,705
J D Wetherspoon PLC	1,496	25,438
James Halstead PLC	2,820	17,166
John Laing Group PLC(b)	4,437	17,646
Just Group PLC	8,580	19,778
Marshalls PLC	3,198	19,679
McCarthy & Stone PLC(b)	12,691	27,091
Millennium & Copthorne Hotels PLC	1,934	15,305
Morgan Advanced Materials PLC	6,627	30,238
N Brown Group PLC	6,890	25,230
OneSavings Bank PLC	2,213	12,352
Pets at Home Group PLC	12,038	28,726
Polypipe Group PLC	3,346	17,797
PZ Cussons PLC	5,514	24,130
QinetiQ Group PLC	10,607	33,160
Renewi PLC	13,710	19,158
Safestore Holdings PLC	3,256	22,005
Savills PLC	1,655	22,231
Senior PLC	5,579	19,675
SIG PLC	5,868	13,987
Spire Healthcare Group PLC(b)	5,663	19,427
SuperGroup PLC	1,182	31,611
TBC Bank Group PLC	524	12,405
Ted Baker PLC	553	20,280
Telecom Plus PLC	1,117	18,147
Ultra Electronics Holdings PLC	1,289	23,487
Virgin Money Holdings UK PLC	3,313	12,737

Total United Kingdom		1,313,046
United States – 46.2%
1st Source Corp.	427	21,115
AAON, Inc.	1,008	36,994
AAR Corp.	702	27,582
Acushnet Holdings Corp.	3,436	72,431
ADTRAN, Inc.	1,702	32,934
Agree Realty Corp.	1,436	73,868

See Notes to Financial Statements.

98	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

December 31, 2017

Investments	Shares	Value
Alamo Group, Inc.	127	$14,334
Albany International Corp. Class A	788	48,423
Altra Industrial Motion Corp.	838	42,235
American Assets Trust, Inc.	1,749	66,882
American States Water Co.	1,386	80,263
Ameris Bancorp	398	19,184
AMERISAFE, Inc.	1,503	92,585
Apogee Enterprises, Inc.	786	35,944
Arch Coal, Inc. Class A	526	49,002
Artisan Partners Asset Management, Inc. Class A	4,075	160,962
Atrion Corp.	28	17,657
AZZ, Inc.	315	16,096
Badger Meter, Inc.	651	31,118
BancFirst Corp.	568	29,053
Beneficial Bancorp, Inc.	1,483	24,395
Berkshire Hills Bancorp, Inc.	931	34,075
Bloomin’ Brands, Inc.	4,150	88,561
Bob Evans Farms, Inc.	714	56,277
Boston Private Financial Holdings, Inc.	2,758	42,611
Brady Corp. Class A	2,215	83,948
Brinker International, Inc.	4,792	186,121
Brookline Bancorp, Inc.	2,118	33,253
Calavo Growers, Inc.	501	42,284
Caleres, Inc.	1,114	37,297
Calgon Carbon Corp.	1,235	26,305
California Water Service Group	1,850	83,897
Callaway Golf Co.	911	12,690
Camping World Holdings, Inc. Class A	474	21,202
CareTrust REIT, Inc.	3,412	57,185
CBL & Associates Properties, Inc.(a)	23,725	134,283
CenterState Bank Corp.	566	14,563
Cheesecake Factory, Inc. (The)(a)	2,645	127,436
Chesapeake Lodging Trust	4,292	116,270
Chesapeake Utilities Corp.	515	40,453
Chico’s FAS, Inc.	12,779	112,711
City Holding Co.	458	30,901
Coca-Cola Bottling Co. Consolidated	82	17,651
Cohen & Steers, Inc.	1,996	94,391
Comfort Systems USA, Inc.	778	33,960
CONMED Corp.	925	47,147
Consolidated Communications Holdings, Inc.	9,712	118,389
Cooper Tire & Rubber Co.	1,374	48,571
Core-Mark Holding Co., Inc.	1,157	36,538
Covanta Holding Corp.(a)	17,443	294,787
CSG Systems International, Inc.	793	34,749
Cubic Corp.	346	20,397
Deltic Timber Corp.	184	16,845
Diebold Nixdorf, Inc.	4,578	74,850
Dillard’s, Inc. Class A(a)	409	24,560
DSW, Inc. Class A	3,342	71,552
Emerald Expositions Events, Inc.	1,214	24,693
Employers Holdings, Inc.	420	18,648
EnPro Industries, Inc.	521	48,719
Ensign Group, Inc. (The)	654	14,519
ESCO Technologies, Inc.	408	24,582
Exponent, Inc.	588	41,807
FBL Financial Group, Inc. Class A	1,200	83,580
Federal Signal Corp.	1,675	33,651
First Busey Corp.	1,040	31,138
First Commonwealth Financial Corp.	2,640	37,805
First Financial Bancorp	1,911	50,355
First Interstate BancSystem, Inc. Class A	796	31,880
Forward Air Corp.	722	41,472
Four Corners Property Trust, Inc.	2,943	75,635
Franklin Street Properties Corp.	2,261	24,283
Getty Realty Corp.	1,842	50,029
Global Net Lease, Inc.	3,410	70,178
Government Properties Income Trust	4,023	74,586
Greenbrier Cos., Inc. (The)	1,070	57,031
Greif, Inc. Class A	1,603	97,110
Group 1 Automotive, Inc.	698	49,537
Guess?, Inc.	9,819	165,745
Heartland Financial USA, Inc.	339	18,187
Hecla Mining Co.	2,557	10,151
HFF, Inc. Class A	1,708	83,077
HNI Corp.	2,481	95,692
Horace Mann Educators Corp.	1,285	56,668
Independent Bank Group, Inc.	233	15,751
Innospec, Inc.	672	47,443
Insperity, Inc.	1,268	72,720
Inter Parfums, Inc.	1,070	46,491
Interface, Inc.	1,699	42,730
Kadant, Inc.	220	22,088
Kaiser Aluminum Corp.	706	75,436
Kaman Corp.	939	55,251
Kearny Financial Corp.	810	11,705
Kite Realty Group Trust	6,530	127,988
La-Z-Boy, Inc.	1,187	37,034
Lakeland Financial Corp.	516	25,021
LegacyTexas Financial Group, Inc.	914	38,580
LTC Properties, Inc.	2,461	107,177
ManTech International Corp. Class A	1,022	51,294
Marten Transport Ltd.	595	12,079
Matson, Inc.	1,352	40,344
MDC Holdings, Inc.	3,383	107,850
Methode Electronics, Inc.	682	27,348
Mobile Mini, Inc.	1,599	55,165
Moelis & Co. Class A	980	47,530
Monmouth Real Estate Investment Corp. Class A	3,691	65,700
Monro, Inc.	1,047	59,627
Multi-Color Corp.	163	12,201
National Storage Affiliates Trust	2,331	63,543
NBT Bancorp, Inc.	1,316	48,429
Neenah Paper, Inc.	650	58,922
Nelnet, Inc. Class A	437	23,939
NIC, Inc.	7,109	118,009
Northwest Bancshares, Inc.	4,126	69,028
Northwest Natural Gas Co.	1,573	93,829

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	99

Schedule of Investments (unaudited) (concluded)

WisdomTree Global SmallCap Dividend Fund (GSD)

December 31, 2017

Investments	Shares	Value
NRG Yield, Inc. Class C	7,135	$134,851
Nutrisystem, Inc.	753	39,608
Otter Tail Corp.	2,175	96,679
Owens & Minor, Inc.	4,971	93,852
Oxford Industries, Inc.	685	51,505
Park National Corp.	611	63,544
Plantronics, Inc.	1,076	54,209
Primoris Services Corp.	926	25,178
Progress Software Corp.	1,243	52,915
Provident Financial Services, Inc.	2,140	57,716
Quaker Chemical Corp.	276	41,618
Raven Industries, Inc.	1,201	41,254
RE/MAX Holdings, Inc. Class A	340	16,490
Red Rock Resorts, Inc. Class A	2,195	74,059
REV Group, Inc.	824	26,805
S&T Bancorp, Inc.	866	34,475
Safety Insurance Group, Inc.	602	48,401
Saul Centers, Inc.	992	61,256
Schweitzer-Mauduit International, Inc.	777	35,245
Shenandoah Telecommunications Co.	742	25,080
Simmons First National Corp. Class A	642	36,658
SJW Group	609	38,872
SM Energy Co.	1,421	31,376
Southside Bancshares, Inc.	1,085	36,543
Standex International Corp.	211	21,490
State Auto Financial Corp.	908	26,441
Steelcase, Inc. Class A	4,184	63,597
Stepan Co.	479	37,827
Summit Hotel Properties, Inc.	5,085	77,445
Sun Hydraulics Corp.	373	24,129
TeleTech Holdings, Inc.	1,093	43,993
Tennant Co.	537	39,013
Terreno Realty Corp.	1,429	50,101
Time, Inc.	4,228	78,007
Tompkins Financial Corp.	419	34,086
Tootsie Roll Industries, Inc.(a)	809	29,448
Triumph Group, Inc.	578	15,722
U.S. Ecology, Inc.	760	38,760
Union Bankshares Corp.	1,194	43,187
United Fire Group, Inc.	749	34,139
Universal Corp.	1,136	59,640
Viad Corp.	315	17,451
Virtu Financial, Inc. Class A(a)	3,513	64,288
Wabash National Corp.	1,463	31,747
Waddell & Reed Financial, Inc. Class A	8,610	192,347
Warrior Met Coal, Inc.	576	14,486
Washington Prime Group, Inc.	24,896	177,260
Watts Water Technologies, Inc. Class A	700	53,165
WD-40 Co.	503	59,354
Weis Markets, Inc.	564	23,344
WesBanco, Inc.	1,281	52,073
Westamerica Bancorporation(a)	815	48,533
Winnebago Industries, Inc.	618	34,361
WSFS Financial Corp.	254	12,154

Total United States		9,116,554
TOTAL COMMON STOCKS (Cost: $17,319,915)		19,563,254
RIGHTS – 0.0%
Australia – 0.0%
Cleanaway Waste Management Ltd., expiring 1/19/18*
(Cost $0)	4,077	478
EXCHANGE-TRADED NOTE – 0.5%
United States – 0.5%
iPath MSCI India Index ETN* (Cost: $91,676)	1,170	103,335
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.2%
United States – 3.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c)
(Cost: $625,240)(d)	625,240	625,240
TOTAL INVESTMENTS IN SECURITIES – 102.9% (Cost: $18,036,831)		20,292,307
Other Assets less Liabilities – (2.9)%		(566,809)

NET ASSETS – 100.0%		$19,725,498
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.

(d)

At December 31, 2017, the total market value of the Fund’s securities on loan was $844,061 and the total market value of the collateral held by the Fund was $885,355. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $260,115.

ETN – Exchange-Traded Note

NVDR – Non-Voting Depositary Receipt

See Notes to Financial Statements.

100	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

December 31, 2017

Investments	Shares	Value
COMMON STOCKS – 97.7%
China – 97.7%
Aerospace & Defense – 0.5%
AECC Aero-Engine Control Co., Ltd. Class A	400	$939
AECC Aviation Power Co., Ltd. Class A	900	3,722
AVIC Aircraft Co., Ltd. Class A	1,200	3,112
AVIC Electromechanical Systems Co., Ltd. Class A	800	1,326
AVIC Helicopter Co., Ltd. Class A	300	2,144
China Aerospace Times Electronics Co., Ltd. Class A*	1,600	1,926
China Avionics Systems Co., Ltd. Class A	400	841
China Spacesat Co., Ltd. Class A	600	2,326

Total Aerospace & Defense		16,336
Air Freight & Logistics – 0.2%
Shenzhen Feima International Supply Chain Co., Ltd. Class A	400	760
STO Express Co., Ltd. Class A	300	1,138
ZTO Express Cayman, Inc. ADR*	259	4,105

Total Air Freight & Logistics		6,003
Airlines – 0.7%
Air China Ltd. Class A	1,500	2,838
Air China Ltd. Class H	2,000	2,425
China Eastern Airlines Corp., Ltd. Class A	4,600	5,799
China Southern Airlines Co., Ltd. Class A	2,900	5,308
China Southern Airlines Co., Ltd. Class H	2,000	2,065
Hainan Airlines Holding Co., Ltd. Class A	6,700	3,282
Juneyao Airlines Co., Ltd. Class A	500	1,175

Total Airlines		22,892
Auto Components – 0.9%
Anhui Zhongding Sealing Parts Co., Ltd. Class A	700	1,953
China Shipbuilding Industry Group Power Co., Ltd. Class A	300	1,143
Fuyao Glass Industry Group Co., Ltd. Class A	1,300	5,789
Fuyao Glass Industry Group Co., Ltd. Class H(a)	800	3,372
Huayu Automotive Systems Co., Ltd. Class A	1,300	5,925
Ningbo Joyson Electronic Corp. Class A	400	2,019
Wanxiang Qianchao Co., Ltd. Class A	1,300	2,026
Weifu High-Technology Group Co., Ltd. Class A	500	1,843
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. Class A	700	2,208
Zhejiang Wanfeng Auto Wheel Co., Ltd. Class A	1,100	3,024

Total Auto Components		29,302
Automobiles – 2.6%
Anhui Jianghuai Automobile Group Corp., Ltd. Class A	900	1,308
Beiqi Foton Motor Co., Ltd. Class A	4,600	1,978
Brilliance China Automotive Holdings Ltd.	4,000	10,694
BYD Co., Ltd. Class A	700	6,993
BYD Co., Ltd. Class H	1,000	8,712
Chongqing Changan Automobile Co., Ltd. Class A	1,900	3,676
Chongqing Changan Automobile Co., Ltd. Class B	800	880
Dongfeng Motor Group Co., Ltd. Class H	4,000	4,841
Geely Automobile Holdings Ltd.	5,000	17,333
Great Wall Motor Co., Ltd. Class A	900	1,589
Great Wall Motor Co., Ltd. Class H	3,500	4,007
Guangzhou Automobile Group Co., Ltd. Class A	247	935
Guangzhou Automobile Group Co., Ltd. Class H	2,000	4,738
SAIC Motor Corp., Ltd. Class A	2,800	13,974

Total Automobiles		81,658
Banks – 16.3%
Agricultural Bank of China Ltd. Class A	34,200	20,115
Agricultural Bank of China Ltd. Class H	26,000	12,106
Bank of China Ltd. Class A	20,500	12,529
Bank of China Ltd. Class H	74,000	36,350
Bank of Communications Co., Ltd. Class A	19,400	18,500
Bank of Communications Co., Ltd. Class H	21,000	15,581
China CITIC Bank Corp., Ltd. Class A	3,000	2,856
China CITIC Bank Corp., Ltd. Class H	12,000	7,522
China Construction Bank Corp. Class A	6,900	8,148
China Construction Bank Corp. Class H	102,000	93,946
China Merchants Bank Co., Ltd. Class A	15,400	68,628
China Merchants Bank Co., Ltd. Class H	4,000	15,913
China Minsheng Banking Corp., Ltd. Class A	25,500	32,854
China Minsheng Banking Corp., Ltd. Class H	6,500	6,511
Industrial & Commercial Bank of China Ltd. Class A	20,900	19,899
Industrial & Commercial Bank of China Ltd. Class H	76,000	61,152
Industrial Bank Co., Ltd. Class A	15,100	39,420
Shanghai Pudong Development Bank Co., Ltd. Class A	17,100	33,060

Total Banks		505,090
Beverages – 3.0%
China Resources Beer Holdings Co., Ltd.	2,000	7,176
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	600	10,596
Kweichow Moutai Co., Ltd. Class A	400	42,783
Luzhou Laojiao Co., Ltd. Class A	700	7,095
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	300	2,625
Tsingtao Brewery Co., Ltd. Class A	300	1,812
Wuliangye Yibin Co., Ltd. Class A	1,700	20,853

Total Beverages		92,940
Biotechnology – 0.4%
3SBio, Inc.*(a)	1,500	2,944
Beijing SL Pharmaceutical Co., Ltd. Class A	400	1,902
Beijing Tiantan Biological Products Corp., Ltd. Class A	200	884
Hualan Biological Engineering, Inc. Class A	500	2,064
Jinyu Bio-Technology Co., Ltd. Class A	700	3,410
Shanghai RAAS Blood Products Co., Ltd. Class A	900	2,743

Total Biotechnology		13,947
Building Products – 0.1%
Beijing New Building Materials PLC Class A	800	2,764
Beijing Shouhang Resources Saving Co., Ltd. Class A	1,100	1,125

Total Building Products		3,889
Capital Markets – 0.9%
CITIC Securities Co., Ltd. Class A	7,700	21,367
CITIC Securities Co., Ltd. Class H	2,500	5,155

Total Capital Markets		26,522

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	101

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

December 31, 2017

Investments	Shares	Value
Chemicals – 1.8%
CEFC Anhui International Holding Co., Ltd. Class A	800	$869
China Hainan Rubber Industry Group Co., Ltd. Class A*	1,100	939
Do-Fluoride Chemicals Co., Ltd. Class A	600	1,881
Hengyi Petrochemical Co., Ltd. Class A	300	994
Hongda Xingye Co., Ltd. Class A	900	945
Hubei Biocause Pharmaceutical Co., Ltd. Class A	1,100	1,351
Hubei Kaile Science & Technology Co., Ltd. Class A*	400	1,785
Jiangsu Bicon Pharmaceutical Listed Co. Class A	200	819
Kangde Xin Composite Material Group Co., Ltd. Class A	2,500	8,523
Kingfa Sci & Tech Co., Ltd. Class A	1,400	1,413
Lomon Billions Group Co., Ltd. Class A	500	1,230
Luxi Chemical Group Co., Ltd. Class A*	1,000	2,445
Ningbo Shanshan Co., Ltd. Class A	600	1,786
North Huajin Chemical Industries Co., Ltd. Class A	800	1,171
Qinghai Salt Lake Industry Co., Ltd. Class A	1,400	2,991
Rongsheng Petro Chemical Co., Ltd. Class A	800	1,763
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	1,100	2,694
Sichuan Hebang Biotechnology Co., Ltd. Class A	2,900	891
Sinopec Shanghai Petrochemical Co., Ltd. Class A	1,800	1,752
Sinopec Shanghai Petrochemical Co., Ltd. Class H	4,000	2,277
Tangshan Sanyou Chemical Industries Co., Ltd. Class A	900	1,325
Tianqi Lithium Corp. Class A	600	4,910
Tongkun Group Co., Ltd. Class A	600	2,074
Xinjiang Zhongtai Chemical Co., Ltd. Class A	1,200	2,453
Zhejiang Longsheng Group Co., Ltd. Class A	2,200	3,956
Zhejiang Runtu Co., Ltd. Class A	300	907
Zibo Qixiang Tengda Chemical Co., Ltd. Class A	600	1,168

Total Chemicals		55,312
Commercial Services & Supplies – 0.4%
China Everbright International Ltd.	3,000	4,283
Eternal Asia Supply Chain Management Ltd. Class A	1,200	1,299
Jihua Group Corp., Ltd. Class A	1,400	1,447
TianGuang ZhongMao Co., Ltd. Class A	800	1,107
Tus-Sound Environmental Resources Co., Ltd. Class A	600	3,042

Total Commercial Services & Supplies		11,178
Communications Equipment – 0.5%
ZTE Corp. Class A*	2,100	11,725
ZTE Corp. Class H*	800	3,004

Total Communications Equipment		14,729
Construction & Engineering – 2.3%
China CAMC Engineering Co., Ltd. Class A	400	1,132
China Communications Construction Co., Ltd. Class A	1,300	2,555
China Communications Construction Co., Ltd. Class H	5,000	5,680
China Gezhouba Group Co., Ltd. Class A	2,600	3,274
China Nuclear Engineering Corp., Ltd. Class A	500	789
China Railway Construction Corp., Ltd. Class A	3,800	6,506
China Railway Construction Corp., Ltd. Class H	2,000	2,318
China Railway Group Ltd. Class A	6,000	7,730
China Railway Group Ltd. Class H	4,000	2,958
China Railway Hi-tech Industry Co., Ltd. Class A	700	1,305
China State Construction Engineering Corp., Ltd. Class A	12,500	17,314
China State Construction International Holdings Ltd.	2,000	2,799
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	1,600	1,575
Metallurgical Corp. of China Ltd. Class A	3,900	2,899
Northcom Group Co., Ltd. Class A*	300	1,039
Power Construction Corp. of China Ltd. Class A	3,000	3,326
Shanghai Construction Group Co., Ltd. Class A	4,900	2,799
Shanghai Tunnel Engineering Co., Ltd. Class A	1,700	2,180
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	1,300	3,058

Total Construction & Engineering		71,236
Construction Materials – 0.9%
Anhui Conch Cement Co., Ltd. Class A	1,400	6,312
Anhui Conch Cement Co., Ltd. Class H	1,500	7,052
BBMG Corp. Class A	3,000	2,502
BBMG Corp. Class H	2,000	908
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	500	3,068
China Jushi Co., Ltd. Class A	1,700	4,242
CSG Holding Co., Ltd. Class A	1,500	1,946
Jilin Yatai Group Co., Ltd. Class A*	1,500	1,216

Total Construction Materials		27,246
Containers & Packaging – 0.1%
Org Packaging Co., Ltd. Class A*	1,100	1,056
Shenzhen Jinjia Group Co., Ltd. Class A	800	1,136

Total Containers & Packaging		2,192
Distributors – 0.2%
Anhui Xinhua Media Co., Ltd. Class A	600	975
Liaoning Cheng Da Co., Ltd. Class A*	1,200	3,245
Wuchan Zhongda Group Co., Ltd. Class A	1,200	1,257

Total Distributors		5,477
Diversified Consumer Services – 0.6%
New Oriental Education & Technology Group, Inc. ADR	127	11,938
TAL Education Group ADR	277	8,230

Total Diversified Consumer Services		20,168
Electrical Equipment – 1.6%
Changyuan Group Ltd. Class A	1,000	2,425
Dongfang Electric Corp., Ltd. Class A*	1,000	1,725
Fangda Carbon New Material Co., Ltd. Class A	1,100	4,878
Guoxuan High-Tech Co., Ltd. Class A	600	2,051
Hongfa Technology Co., Ltd. Class A	300	1,905
Jiangsu Zhongtian Technology Co., Ltd. Class A	1,800	3,853
Jiangxi Special Electric Motor Co., Ltd. Class A	1,100	1,912
Luxshare Precision Industry Co., Ltd. Class A	1,200	4,319
NARI Technology Co., Ltd. Class A	1,400	3,924
Shanghai Electric Group Co., Ltd. Class A*	3,400	3,493
Shanghai Electric Group Co., Ltd. Class H*	2,000	824
Suzhou Anjie Technology Co., Ltd. Class A	200	801
TBEA Co., Ltd. Class A	3,000	4,566
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	1,900	5,500
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	600	1,019

See Notes to Financial Statements.

102	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

December 31, 2017

Investments	Shares	Value
XJ Electric Co., Ltd. Class A	500	$1,013
Zhejiang Chint Electrics Co., Ltd. Class A	300	1,204
Zhongshan Broad Ocean Motor Co., Ltd. Class A	1,000	1,070
Zhuzhou CRRC Times Electric Co., Ltd. Class H	600	3,903

Total Electrical Equipment		50,385
Electronic Equipment, Instruments & Components – 1.5%
AAC Technologies Holdings, Inc.	1,000	17,832
GoerTek, Inc. Class A	1,800	4,796
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	3,200	19,165
Zhejiang Dahua Technology Co., Ltd. Class A	1,300	4,609

Total Electronic Equipment, Instruments & Components		46,402
Energy Equipment & Services – 0.1%
Fullshare Holdings Ltd.*	7,500	3,454
Food & Staples Retailing – 0.3%
Shanghai Bailian Group Co., Ltd. Class A	800	1,656
Sun Art Retail Group Ltd.	2,500	2,642
Yonghui Superstores Co., Ltd. Class A	3,200	4,963

Total Food & Staples Retailing		9,261
Food Products – 2.3%
Beijing Dabeinong Technology Group Co., Ltd. Class A	1,500	1,396
China Mengniu Dairy Co., Ltd.	3,000	8,923
Dali Foods Group Co., Ltd.(a)	2,000	1,816
Foshan Haitian Flavouring & Food Co., Ltd. Class A	700	5,785
Guangdong Haid Group Co., Ltd. Class A	600	2,156
Henan Shuanghui Investment & Development Co., Ltd. Class A	900	3,662
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	4,500	22,251
Muyuan Foodstuff Co., Ltd. Class A	300	2,435
New Hope Liuhe Co., Ltd. Class A	1,900	2,174
Tingyi Cayman Islands Holding Corp.	2,000	3,889
Want Want China Holdings Ltd.	7,000	5,865
WH Group Ltd.(a)	7,000	7,898
Yuan Longping High-tech Agriculture Co., Ltd. Class A	700	2,765

Total Food Products		71,015
Gas Utilities – 0.4%
China Gas Holdings Ltd.	2,400	6,631
China Resources Gas Group Ltd.	2,000	7,253

Total Gas Utilities		13,884
Health Care Equipment & Supplies – 0.1%
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	600	1,806
Health Care Providers & Services – 0.8%
China National Accord Medicines Corp., Ltd. Class A	100	925
Huadong Medicine Co., Ltd. Class A	400	3,310
Jointown Pharmaceutical Group Co., Ltd. Class A*	600	1,741
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	1,200	4,030
Realcan Pharmaceutical Co., Ltd. Class A	400	826
Searainbow Holding Corp. Class A*	600	3,977
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	1,000	3,716
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	700	1,894
Sinopharm Group Co., Ltd. Class H	1,200	5,189

Total Health Care Providers & Services		25,608
Hotels, Restaurants & Leisure – 0.9%
China International Travel Service Corp., Ltd. Class A	800	5,324
China Lodging Group Ltd. ADR	27	3,900
Shenzhen Overseas Chinese Town Co., Ltd. Class A	3,000	3,911
Yum China Holdings, Inc.	371	14,847

Total Hotels, Restaurants & Leisure		27,982
Household Durables – 3.0%
Gree Electric Appliances, Inc. of Zhuhai Class A	4,200	28,185
Haier Electronics Group Co., Ltd.*	2,000	5,475
Hangzhou Robam Appliances Co., Ltd. Class A	500	3,693
Hisense Electric Co., Ltd. Class A	700	1,615
Leo Group Co., Ltd. Class A	2,400	958
Midea Group Co., Ltd. Class A	3,700	31,494
NavInfo Co., Ltd. Class A	800	3,242
Qingdao Haier Co., Ltd. Class A	3,300	9,552
Suofeiya Home Collection Co., Ltd. Class A	500	2,826
TCL Corp. Class A	7,700	4,612

Total Household Durables		91,652
Independent Power & Renewable Electricity Producers – 1.9%
CGN Power Co., Ltd. Class H(a)	10,000	2,712
China National Nuclear Power Co., Ltd. Class A	4,100	4,621
China Power International Development Ltd.	4,000	1,049
China Resources Power Holdings Co., Ltd.	2,000	3,725
China Yangtze Power Co., Ltd. Class A	7,100	16,998
Datang International Power Generation Co., Ltd. Class A*	1,900	1,211
GD Power Development Co., Ltd. Class A	10,300	4,919
Huadian Power International Corp., Ltd. Class A	2,700	1,538
Huaneng Power International, Inc. Class A	3,800	3,606
Huaneng Power International, Inc. Class H	6,000	3,761
Hubei Energy Group Co., Ltd. Class A	1,900	1,351
SDIC Power Holdings Co., Ltd. Class A	3,100	3,494
Shanghai Electric Power Co., Ltd. Class A	800	1,123
Shenergy Co., Ltd. Class A	2,200	1,980
Shenzhen Energy Group Co., Ltd. Class A	1,000	930
Sichuan Chuantou Energy Co., Ltd. Class A	2,100	3,283
Zhejiang Zheneng Electric Power Co., Ltd. Class A	2,900	2,374

Total Independent Power & Renewable Electricity Producers		58,675
Industrial Conglomerates – 0.5%
Beijing Enterprises Holdings Ltd.	500	2,968
China Baoan Group Co., Ltd. Class A	1,800	1,998
CITIC Ltd.	7,000	10,101

Total Industrial Conglomerates		15,067
Insurance – 7.0%
China Life Insurance Co., Ltd. Class A	1,500	7,014
China Life Insurance Co., Ltd. Class H	7,000	21,983
China Pacific Insurance Group Co., Ltd. Class A	3,266	20,773
China Pacific Insurance Group Co., Ltd. Class H	2,800	13,450
Ping An Insurance Group Co. of China Ltd. Class A	9,300	99,941

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	103

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

December 31, 2017

Investments	Shares	Value
Ping An Insurance Group Co. of China Ltd. Class H	5,000	$52,032

Total Insurance		215,193
Internet & Catalog Retail – 1.7%
Ctrip.com International Ltd. ADR*	390	17,199
JD.com, Inc. ADR*	751	31,106
Vipshop Holdings Ltd. ADR*	369	4,325

Total Internet & Catalog Retail		52,630
Internet Software & Services – 17.7%
Alibaba Group Holding Ltd. ADR*	1,096	188,983
Baidu, Inc. ADR*	266	62,300
NetEase, Inc. ADR	72	24,845
Tencent Holdings Ltd.	5,200	270,068

Total Internet Software & Services		546,196
Leisure Products – 0.0%
Alpha Group Class A	400	878
Machinery – 2.7%
Beijing SPC Environment Protection Tech Co., Ltd. Class A	600	2,094
China Conch Venture Holdings Ltd.	2,000	4,631
China International Marine Containers Group Co., Ltd. Class A	900	3,158
China Shipbuilding Industry Co., Ltd. Class A*	9,300	8,612
CRRC Corp., Ltd. Class A	7,800	14,517
CRRC Corp., Ltd. Class H	4,000	4,278
Fujian Longking Co., Ltd. Class A	800	2,125
Haitian International Holdings Ltd.	1,000	3,006
Han’s Laser Technology Industry Group Co., Ltd. Class A	800	6,069
Inner Mongolia First Machinery Group Co., Ltd. Class A	600	1,110
North Navigation Control Technology Co., Ltd. Class A	700	1,325
Sany Heavy Industry Co., Ltd. Class A	3,600	5,014
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	300	1,129
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	400	1,748
Tian Di Science & Technology Co., Ltd. Class A	1,200	857
Weichai Power Co., Ltd. Class A	4,200	5,379
Weichai Power Co., Ltd. Class H	2,000	2,190
XCMG Construction Machinery Co., Ltd. Class A	3,900	2,773
Yangzijiang Shipbuilding Holdings Ltd.	2,200	2,420
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	800	2,253
Zhengzhou Yutong Bus Co., Ltd. Class A	1,100	4,066
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	4,800	3,295

Total Machinery		82,049
Marine – 0.2%
COSCO Shipping Development Co., Ltd. Class A*	2,600	1,361
COSCO Shipping Energy Transportation Co., Ltd. Class A	1,100	1,034
COSCO Shipping Holdings Co., Ltd. Class A*	3,000	3,119
COSCO Shipping Holdings Co., Ltd. Class H*	2,000	1,031

Total Marine		6,545
Media – 0.6%
Alibaba Pictures Group Ltd.*	20,000	2,686
China Film Co., Ltd. Class A	400	946
China Media Group Class A	1,800	2,767
China South Publishing & Media Group Co., Ltd. Class A	500	1,067
Chinese Universe Publishing and Media Co., Ltd. Class A	500	1,300
CITIC Guoan Information Industry Co., Ltd. Class A	2,400	3,534
Perfect World Co., Ltd. Class A	200	1,028
Shanghai Oriental Pearl Group Co., Ltd. Class A	1,700	4,349

Total Media		17,677
Metals & Mining – 3.2%
Aluminum Corp. of China Ltd. Class H*	4,000	2,860
Angang Steel Co., Ltd. Class A	1,100	1,073
Baoshan Iron & Steel Co., Ltd. Class A	7,260	9,644
Beijing Shougang Co., Ltd. Class A*	1,000	918
China Molybdenum Co., Ltd. Class A	2,600	2,747
China Molybdenum Co., Ltd. Class H	6,000	3,853
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd. Class A	1,100	1,086
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	2,200	4,926
GEM Co., Ltd. Class A	3,100	3,423
Guangdong HEC Technology Holding Co., Ltd. Class A*	1,200	1,244
Henan Shenhuo Coal & Power Co., Ltd. Class A	1,000	1,559
Hesteel Co., Ltd. Class A	4,500	2,695
Hunan Gold Corp., Ltd. Class A	600	894
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A*	10,600	4,004
Jiangxi Copper Co., Ltd. Class A	900	2,790
Jiangxi Copper Co., Ltd. Class H	2,000	3,172
Jiangxi Ganfeng Lithium Co., Ltd. Class A	500	5,509
Jinduicheng Molybdenum Co., Ltd. Class A*	800	888
Maanshan Iron & Steel Co., Ltd. Class A*	2,300	1,459
SGIS Songshan Co., Ltd. Class A*	900	1,225
Shaanxi Ligeance Mineral Resources Co., Ltd. Class A*	300	1,061
Shandong Gold Mining Co., Ltd. Class A	600	2,874
Shandong Nanshan Aluminum Co., Ltd. Class A	4,900	2,769
Shanxi Taigang Stainless Steel Co., Ltd. Class A	1,900	1,447
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	1,500	2,573
Tongling Nonferrous Metals Group Co., Ltd. Class A*	5,700	2,556
Western Mining Co., Ltd. Class A	1,700	2,141
Xiamen Tungsten Co., Ltd. Class A	500	1,976
Xinxing Ductile Iron Pipes Co., Ltd. Class A	2,000	1,603
Yintai Resources Co., Ltd. Class A*	400	821
Yunnan Aluminium Co., Ltd. Class A*	900	1,414
Yunnan Chihong Zinc & Germanium Co., Ltd. Class A*	2,200	2,399
Yunnan Copper Co., Ltd. Class A*	700	1,525
Yunnan Tin Co., Ltd. Class A*	700	1,419
Zhejiang Huayou Cobalt Co., Ltd. Class A*	200	2,468
Zhongjin Gold Corp., Ltd. Class A	1,700	2,584
Zijin Mining Group Co., Ltd. Class A	11,600	8,176
Zijin Mining Group Co., Ltd. Class H	6,000	2,264

Total Metals & Mining		98,039

See Notes to Financial Statements.

104	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

December 31, 2017

Investments	Shares	Value
Multiline Retail – 0.1%
Nanjing Xinjiekou Department Store Co., Ltd. Class A	500	$2,907
Oil, Gas & Consumable Fuels – 2.9%
China Coal Energy Co., Ltd. Class A	1,500	1,318
China Coal Energy Co., Ltd. Class H	2,000	903
China Petroleum & Chemical Corp. Class A	9,300	8,754
China Petroleum & Chemical Corp. Class H	26,000	19,058
China Shenhua Energy Co., Ltd. Class A	2,000	7,113
China Shenhua Energy Co., Ltd. Class H	3,500	9,066
CNOOC Ltd.	16,000	22,965
PetroChina Co., Ltd. Class A	3,200	3,975
PetroChina Co., Ltd. Class H	22,000	15,338

Total Oil, Gas & Consumable Fuels		88,490
Paper & Forest Products – 0.3%
Lee & Man Paper Manufacturing Ltd.	2,000	2,364
Nine Dragons Paper Holdings Ltd.	2,000	3,203
Shandong Chenming Paper Holdings Ltd. Class A	800	2,048
Shandong Sun Paper Industry JSC Ltd. Class A	1,000	1,425
Shanying International Holding Co., Ltd. Class A	2,200	1,463

Total Paper & Forest Products		10,503
Personal Products – 0.4%
Hengan International Group Co., Ltd.	1,000	11,097
Shanghai Jahwa United Co., Ltd. Class A	500	2,830

Total Personal Products		13,927
Pharmaceuticals – 3.7%
Beijing Tongrentang Co., Ltd. Class A	700	3,468
Changchun High & New Technology Industries, Inc. Class A	200	5,620
China Medical System Holdings Ltd.	2,000	4,661
China Resources Pharmaceutical Group Ltd.(a)	2,000	2,589
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	300	1,253
CSPC Pharmaceutical Group Ltd.	4,000	8,074
Dong-E-E-Jiao Co., Ltd. Class A	500	4,628
Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	200	1,171
Humanwell Healthcare Group Co., Ltd. Class A	900	2,466
Jiangsu Hengrui Medicine Co., Ltd. Class A	1,200	12,711
Jilin Aodong Pharmaceutical Group Co., Ltd. Class A	900	3,110
Kangmei Pharmaceutical Co., Ltd. Class A	2,800	9,614
Livzon Pharmaceutical Group, Inc. Class A	200	2,041
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	1,000	6,834
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	500	3,208
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	400	2,776
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	400	956
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	600	2,294
Sihuan Pharmaceutical Holdings Group Ltd.	5,000	1,797
Sino Biopharmaceutical Ltd.	5,000	8,865
Tasly Pharmaceutical Group Co., Ltd. Class A	600	3,278
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	1,100	3,867
Yifan Pharmaceutical Co., Ltd. Class A	600	2,050
Yunnan Baiyao Group Co., Ltd. Class A	400	6,253
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	300	2,912
Zhejiang Conba Pharmaceutical Co., Ltd. Class A	1,100	1,194
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	600	2,776
Zhejiang NHU Co., Ltd. Class A	500	2,922

Total Pharmaceuticals		113,388
Professional Services – 0.2%
51job, Inc. ADR*	22	1,338
Beijing Orient Landscape & Environment Co., Ltd. Class A	1,200	3,717

Total Professional Services		5,055
Real Estate Management & Development – 5.5%
Agile Group Holdings Ltd.	2,000	3,034
Beijing Capital Development Co., Ltd. Class A	900	1,284
China Evergrande Group*	4,000	13,790
China Fortune Land Development Co., Ltd. Class A	1,100	5,302
China Jinmao Holdings Group Ltd.	6,000	2,640
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	2,000	6,007
China Overseas Land & Investment Ltd.	4,000	12,869
China Resources Land Ltd.	2,000	5,884
China Vanke Co., Ltd. Class A	6,900	32,911
China Vanke Co., Ltd. Class H	1,300	5,189
Country Garden Holdings Co., Ltd.	7,000	13,342
Financial Street Holdings Co., Ltd. Class A	2,100	3,583
Future Land Holdings Co., Ltd. Class A	700	3,150
Gemdale Corp. Class A	3,100	6,017
Greenland Holdings Corp., Ltd. Class A	3,100	3,470
Jinke Properties Group Co., Ltd. Class A	2,300	1,748
Longfor Properties Co., Ltd.	1,500	3,757
Oceanwide Holdings Co., Ltd. Class A	1,600	1,833
Poly Real Estate Group Co., Ltd. Class A	7,100	15,417
RiseSun Real Estate Development Co., Ltd. Class A	1,600	2,342
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	500	1,461
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	800	1,157
Shimao Property Holdings Ltd.	1,500	3,262
Sunac China Holdings Ltd.	2,000	8,277
Xinhu Zhongbao Co., Ltd. Class A*	4,100	3,293
Youngor Group Co., Ltd. Class A	2,400	3,383
Zall Group Ltd.*	3,000	3,277
Zhejiang China Commodities City Group Co., Ltd. Class A	2,400	2,130

Total Real Estate Management & Development		169,809
Road & Rail – 0.4%
China High-Speed Railway Technology Co., Ltd. Class A	1,600	2,150
Daqin Railway Co., Ltd. Class A	5,500	7,652
Guangshen Railway Co., Ltd. Class A	3,000	2,570

Total Road & Rail		12,372
Semiconductors & Semiconductor Equipment – 0.3%
Sanan Optoelectronics Co., Ltd. Class A	2,100	8,188

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	105

Schedule of Investments (unaudited) (concluded)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

December 31, 2017

Investments	Shares	Value
Software – 0.1%
Giant Network Group Co., Ltd. Class A	400	$2,260
Specialty Retail – 0.3%
China Grand Automotive Services Co., Ltd. Series A	2,300	2,840
Pang Da Automobile Trade Co., Ltd. Class A*	3,500	1,351
Suning Commerce Group Co., Ltd. Class A	2,900	5,473

Total Specialty Retail		9,664
Technology Hardware, Storage & Peripherals – 0.7%
BOE Technology Group Co., Ltd. Class A	23,300	20,717
Textiles, Apparel & Luxury Goods – 0.5%
ANTA Sports Products Ltd.	1,000	4,535
Gansu Gangtai Holding Group Co., Ltd. Class A	500	907
Heilan Home Co., Ltd. Class A	1,200	1,787
Shenzhou International Group Holdings Ltd.	1,000	9,517

Total Textiles, Apparel & Luxury Goods		16,746
Trading Companies & Distributors – 0.3%
China Meheco Co., Ltd. Class A	500	1,911
CMST Development Co., Ltd. Class A	800	1,351
Orient Group, Inc. Class A*	2,600	1,833
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	300	852
Sinochem International Corp. Class A	900	1,168
Xiamen C & D, Inc. Class A	1,500	2,562

Total Trading Companies & Distributors		9,677
Transportation Infrastructure – 1.0%
China Merchants Port Holdings Co., Ltd.	2,000	5,232
COSCO Shipping Ports Ltd.	2,000	2,080
Dalian Port PDA Co., Ltd. Class A	2,200	943
Guangzhou Baiyun International Airport Co., Ltd. Class A	1,100	2,480
Jiangsu Expressway Co., Ltd. Class H	2,000	3,045
Ningbo Zhoushan Port Co., Ltd. Class A	3,200	2,604
Shanghai International Airport Co., Ltd. Class A	600	4,147
Shanghai International Port Group Co., Ltd. Class A	3,900	3,983
Shenzhen Airport Co., Ltd. Class A	800	1,069
Shenzhen International Holdings Ltd.	1,000	1,903
TangShan Port Group Co., Ltd. Class A	1,800	1,302
Tianjin Port Co., Ltd. Class A	600	966

Total Transportation Infrastructure		29,754
Water Utilities – 0.3%
Beijing Enterprises Water Group Ltd.*	6,000	4,644
Guangdong Investment Ltd.	4,000	5,352

Total Water Utilities		9,996
Wireless Telecommunication Services – 1.8%
China Mobile Ltd.	5,500	55,758
TOTAL INVESTMENTS IN SECURITIES – 97.7% (Cost: $2,966,239)		3,019,726
Other Assets less Liabilities – 2.3%		70,991

NET ASSETS – 100.0%		$3,090,717
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

ADR	– American Depositary Receipt

See Notes to Financial Statements.

106	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

December 31, 2017

Investments	Shares	Value
COMMON STOCKS – 100.2%
Brazil – 3.6%
Embraer S.A.	9,161	$55,235
Iochpe Maxion S.A.	7,628	52,891
JBS S.A.	14,516	42,930
Tupy S.A.	6,400	35,211
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	2,552	14,264

Total Brazil		200,531
Chile – 0.3%
Vina Concha y Toro S.A.	7,905	14,970
China – 5.2%
China High Speed Transmission Equipment Group Co., Ltd.(a)	44,000	75,985
COSCO Shipping Holdings Co., Ltd. Class H*(a)	96,500	49,748
Minth Group Ltd.	14,000	84,441
Semiconductor Manufacturing International Corp.*(a)	18,900	32,688
WH Group Ltd.(b)	45,500	51,336

Total China		294,198
India – 21.5%
Aurobindo Pharma Ltd.	6,218	67,019
Bharat Forge Ltd.	6,528	74,815
Cadila Healthcare Ltd.	7,547	51,257
Cipla Ltd.	4,907	46,781
Cyient Ltd.	2,342	21,401
Divi’s Laboratories Ltd.	2,550	43,881
Dr. Reddy’s Laboratories Ltd.	1,174	44,405
Dr. Reddy’s Laboratories Ltd. ADR(a)	49	1,840
eClerx Services Ltd.	539	13,272
Firstsource Solutions Ltd.*	24,512	15,688
Glenmark Pharmaceuticals Ltd.	3,212	29,930
Granules India Ltd.	9,854	21,220
HCL Technologies Ltd.	2,549	35,563
Hexaware Technologies Ltd.	4,295	22,923
Himatsingka Seide Ltd.	3,154	19,734
Infosys Ltd.	3,100	50,611
Infosys Ltd. ADR	131	2,125
Jubilant Life Sciences Ltd.	2,355	29,085
KPIT Technologies Ltd.	8,810	24,949
Larsen & Toubro Infotech Ltd.(b)	700	12,270
Lupin Ltd.	2,448	33,946
Mindtree Ltd.	3,181	30,520
Mphasis Ltd.	1,469	16,701
Natco Pharma Ltd.	3,850	58,009
NIIT Technologies Ltd.	3,629	36,675
Oracle Financial Services Software Ltd.	134	8,603
Persistent Systems Ltd.	1,185	13,330
Strides Shasun Ltd.	2,032	26,199
Sun Pharmaceutical Industries Ltd.	7,238	64,768
Suven Life Sciences Ltd.	5,251	16,733
Tata Coffee Ltd.	7,587	19,845
Tata Consultancy Services Ltd.	951	40,247
Tata Elxsi Ltd.	1,174	17,973
Tata Global Beverages Ltd.	11,473	56,873
Tata Motors Ltd.*	6,459	43,701
Tech Mahindra Ltd.	2,907	22,957
Wipro Ltd.	5,350	26,340
Wipro Ltd. ADR	910	4,978
Wockhardt Ltd.	3,433	50,093

Total India		1,217,260
Malaysia – 2.0%
Genting Malaysia Bhd	30,700	42,709
MISC Bhd	18,000	33,002
Supermax Corp. Bhd	15,300	7,561
VS Industry Bhd	42,900	31,907

Total Malaysia		115,179
Mexico – 3.6%
Alfa S.A.B. de C.V. Class A	20,300	22,432
Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A*(a)	28,307	22,758
Genomma Lab Internacional S.A.B. de C.V. Class B*	21,459	22,506
Gruma S.A.B. de C.V. Class B	3,493	44,507
Grupo Bimbo S.A.B. de C.V. Series A	17,420	38,739
Grupo Comercial Chedraui S.A. de C.V.	10,218	18,843
Industrias Bachoco S.A.B. de C.V. Series B	4,545	21,747
Nemak S.A.B. de C.V.(b)	16,676	12,137

Total Mexico		203,669
Philippines – 0.7%
International Container Terminal Services, Inc.	17,990	38,020
Poland – 0.6%
CD Projekt S.A.	1,281	35,759
Singapore – 0.6%
IGG, Inc.(a)	32,000	34,549
South Africa – 0.4%
DataTec Ltd.(a)	5,306	24,486
South Korea – 27.9%
AeroSpace Technology of Korea, Inc.*	1,169	21,130
Chabiotech Co., Ltd.*	1,782	37,453
Dongkuk Structures & Construction Co., Ltd.	6,784	36,247
Doosan Corp.	381	40,216
Doosan Heavy Industries & Construction Co., Ltd.	1,496	21,450
Doosan Infracore Co., Ltd.*	3,484	28,281
Gamevil, Inc.*	259	22,330
Genexine Co., Ltd.*	477	32,526
Halla Holdings Corp.	624	36,546
Hankook Tire Co., Ltd.	708	36,109
Hansae Co., Ltd.	2,238	56,339
Homecast Co., Ltd.*	2,603	35,378
Humax Co., Ltd.	456	3,799
Hyundai Corp.	470	8,561
Hyundai Glovis Co., Ltd.	392	49,799
Hyundai Merchant Marine Co., Ltd.*	6,558	30,752
Hyundai Motor Co.	732	106,667
i-SENS, Inc.	466	11,013

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	107

Schedule of Investments (unaudited) (continued)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

December 31, 2017

Investments	Shares	Value
Innocean Worldwide, Inc.	691	$47,248
Kia Motors Corp.	1,414	44,247
Koh Young Technology, Inc.	303	23,350
Kumho Tire Co., Inc.*	3,053	12,619
LG Electronics, Inc.	827	81,885
LS Corp.	1,003	67,925
Mando Corp.	166	47,836
NCSoft Corp.	79	33,023
Nexen Tire Corp.	1,725	19,014
S&T Motiv Co., Ltd.	708	30,984
Samsung Electronics Co., Ltd.	164	390,334
SK Hynix, Inc.	1,141	81,534
SL Corp.	2,317	53,026
Sung Kwang Bend Co., Ltd.	3,093	28,834

Total South Korea		1,576,455
Taiwan – 32.0%
Accton Technology Corp.	12,000	42,744
Acer, Inc.*	50,000	40,577
Adlink Technology, Inc.	5,223	11,233
Advanced Semiconductor Engineering, Inc.	22,655	29,043
Advantech Co., Ltd.	2,199	15,555
Aerospace Industrial Development Corp.	20,740	25,822
Alpha Networks, Inc.	31,000	24,793
Asia Optical Co., Inc.	12,000	38,752
Asustek Computer, Inc.	2,000	18,784
Bizlink Holding, Inc.	5,638	52,764
Career Technology MFG. Co., Ltd.	16,000	21,533
Casetek Holdings Ltd.	3,000	10,283
Catcher Technology Co., Ltd.	3,000	33,066
Cheng Uei Precision Industry Co., Ltd.	3,000	5,041
China Airlines Ltd.*	101,000	39,540
CMC Magnetics Corp.*	78,000	11,140
Compal Electronics, Inc.	20,000	14,315
Cub Elecparts, Inc.	5,047	46,470
CyberTAN Technology, Inc.	10,000	6,099
Delta Electronics, Inc.	5,000	24,111
Eclat Textile Co., Ltd.	2,062	20,614
Eva Airways Corp.	79,447	42,315
Evergreen Marine Corp. Taiwan Ltd.*	80,882	44,438
Feng TAY Enterprise Co., Ltd.	6,920	31,509
FLEXium Interconnect, Inc.	3,148	11,266
Foxsemicon Integrated Technology, Inc.	4,200	29,497
General Interface Solution Holding Ltd.	4,000	26,749
Getac Technology Corp.	20,000	29,706
Global Unichip Corp.	4,000	34,276
Hon Hai Precision Industry Co., Ltd.	29,700	95,013
Hota Industrial Manufacturing Co., Ltd.	7,085	34,998
IEI Integration Corp.	6,000	7,924
Inventec Corp.	11,000	8,779
Iron Force Industrial Co., Ltd.	3,000	11,896
Kenda Rubber Industrial Co., Ltd.	8,320	10,498
King Slide Works Co., Ltd.	3,000	40,375
Kinpo Electronics, Inc.	29,000	10,281
Lite-On Technology Corp.	12,219	16,670
Makalot Industrial Co., Ltd.	5,419	22,762
Micro-Star International Co., Ltd.	12,000	30,889
Nan Kang Rubber Tire Co., Ltd.	17,000	15,253
Nien Made Enterprise Co., Ltd.	5,000	53,430
Orient Semiconductor Electronics Ltd.*	12,000	3,811
Pegatron Corp.	6,000	14,517
Pihsiang Machinery Manufacturing Co., Ltd.*†	5,000	2,907
Posiflex Technology, Inc.	2,283	10,472
Pou Chen Corp.	31,000	40,158
Primax Electronics Ltd.	11,000	29,202
Qisda Corp.	44,000	31,272
Quanta Computer, Inc.	9,000	18,721
Ritek Corp.*	62,000	9,709
ScinoPharm Taiwan Ltd.	11,022	13,130
ShunSin Technology Holding Ltd.	3,000	14,114
Siliconware Precision Industries Co., Ltd.	15,000	25,354
Taiwan Semiconductor Manufacturing Co., Ltd.	32,000	246,787
Tong Yang Industry Co., Ltd.	19,000	36,776
TPK Holding Co., Ltd.*	8,000	22,474
TYC Brother Industrial Co., Ltd.	30,000	33,469
Unitech Printed Circuit Board Corp.*	27,000	21,049
Visual Photonics Epitaxy Co., Ltd.	7,750	24,246
Vivotek, Inc.	4,780	15,532
Wistron NeWeb Corp.	5,489	15,771
Yang Ming Marine Transport Corp.*	38,603	14,918
Zeng Hsing Industrial Co., Ltd.	1,000	4,352
Zhen Ding Technology Holding Ltd.	2,000	4,402
Zinwell Corp.	13,000	13,804

Total Taiwan		1,807,750
Thailand – 1.4%
Delta Electronics Thailand PCL NVDR	8,700	19,554
Thai Union Group PCL NVDR	96,700	59,047

Total Thailand		78,601
Turkey – 0.4%
Kordsa Teknik Tekstil AS	10,261	20,757
TOTAL COMMON STOCKS (Cost: $4,549,485)		5,662,184
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.6%
United States – 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c)
(Cost: $147,280)(d)	147,280	147,280
TOTAL INVESTMENTS IN SECURITIES – 102.8% (Cost: $4,696,765)		5,809,464
Other Assets less Liabilities – (2.8)%		(156,385)

NET ASSETS – 100.0%		$5,653,079
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $2,907, which represents 0.05% of net assets.

(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

108	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (concluded)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

December 31, 2017

(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.

(d)

At December 31, 2017, the total market value of the Fund’s securities on loan was $212,887 and the total market value of the collateral held by the Fund was $225,882. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $78,602.

ADR	– American Depositary Receipt

NVDR	– Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Merrill Lynch International	1/2/2018	1,142	USD	3,792	BRL	$—	$(1)

CURRENCY LEGEND

BRL – Brazilian real

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	109

Schedule of Investments (unaudited)

WisdomTree U.S. Domestic Economy Fund (WUSA)

December 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 99.9%
Aerospace & Defense – 1.3%
BWX Technologies, Inc.	23	$1,391
Harris Corp.	35	4,958
Huntington Ingalls Industries, Inc.	20	4,714
Northrop Grumman Corp.	53	16,266
Orbital ATK, Inc.	15	1,973
Spirit AeroSystems Holdings, Inc. Class A	26	2,268

Total Aerospace & Defense		31,570
Air Freight & Logistics – 0.1%
C.H. Robinson Worldwide, Inc.	37	3,296
Airlines – 1.0%
Alaska Air Group, Inc.	76	5,587
Southwest Airlines Co.	259	16,951

Total Airlines		22,538
Automobiles – 0.1%
Thor Industries, Inc.	20	3,014
Banks – 13.6%
Bank of America Corp.	2,872	84,781
Bank of the Ozarks, Inc.	39	1,889
BB&T Corp.	221	10,988
BOK Financial Corp.	17	1,569
CIT Group, Inc.	22	1,083
Citizens Financial Group, Inc.	150	6,297
Comerica, Inc.	46	3,993
Commerce Bancshares, Inc.	26	1,452
Cullen/Frost Bankers, Inc.	18	1,704
East West Bancorp, Inc.	43	2,616
Fifth Third Bancorp	327	9,921
First Republic Bank	37	3,206
Huntington Bancshares, Inc.	300	4,368
KeyCorp	315	6,353
M&T Bank Corp.	39	6,669
PacWest Bancorp	38	1,915
People’s United Financial, Inc.	78	1,459
Pinnacle Financial Partners, Inc.	14	928
PNC Financial Services Group, Inc. (The)	140	20,201
Regions Financial Corp.	338	5,841
Signature Bank*	14	1,922
Sterling Bancorp	33	812
SunTrust Banks, Inc.	138	8,913
SVB Financial Group*	10	2,338
Synovus Financial Corp.	31	1,486
U.S. Bancorp	500	26,790
Webster Financial Corp.	21	1,179
Wells Fargo & Co.	1,597	96,890
Western Alliance Bancorp*	26	1,472
Zions Bancorp	55	2,796

Total Banks		321,831
Beverages – 0.9%
Constellation Brands, Inc. Class A	61	13,943
Dr. Pepper Snapple Group, Inc.	55	5,338
National Beverage Corp.	9	877

Total Beverages		20,158
Biotechnology – 0.8%
Bioverativ, Inc.*	58	3,127
Ionis Pharmaceuticals, Inc.*	3	151
Regeneron Pharmaceuticals, Inc.*	26	9,775
United Therapeutics Corp.*	38	5,622

Total Biotechnology		18,675
Building Products – 0.3%
Fortune Brands Home & Security, Inc.	45	3,080
Lennox International, Inc.	10	2,083
USG Corp.*	33	1,272

Total Building Products		6,435
Capital Markets – 2.0%
Ameriprise Financial, Inc.	46	7,796
CBOE Global Markets, Inc.	7	872
Charles Schwab Corp. (The)	205	10,531
CME Group, Inc.	49	7,157
E*TRADE Financial Corp.*	58	2,875
Eaton Vance Corp.	24	1,353
MarketAxess Holdings, Inc.	3	605
Raymond James Financial, Inc.	37	3,304
SEI Investments Co.	22	1,581
T. Rowe Price Group, Inc.	66	6,925
TD Ameritrade Holding Corp.	83	4,244

Total Capital Markets		47,243
Chemicals – 0.4%
Scotts Miracle-Gro Co. (The)	13	1,391
Sherwin-Williams Co. (The)	19	7,791

Total Chemicals		9,182
Commercial Services & Supplies – 1.1%
Cintas Corp.	22	3,428
Copart, Inc.*	45	1,944
KAR Auction Services, Inc.	31	1,566
Republic Services, Inc.	97	6,558
Rollins, Inc.	29	1,349
Waste Management, Inc.	122	10,529

Total Commercial Services & Supplies		25,374
Construction Materials – 0.3%
Eagle Materials, Inc.	14	1,586
Martin Marietta Materials, Inc.	16	3,537
Vulcan Materials Co.	23	2,952

Total Construction Materials		8,075
Consumer Finance – 2.1%
Ally Financial, Inc.	171	4,986
Capital One Financial Corp.	173	17,227
Credit Acceptance Corp.*(a)	6	1,941
Discover Financial Services	151	11,615
Santander Consumer USA Holdings, Inc.	188	3,501

See Notes to Financial Statements.

110	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Domestic Economy Fund (WUSA)

December 31, 2017

Investments	Shares	Value
Synchrony Financial	284	$10,965

Total Consumer Finance		50,235
Containers & Packaging – 0.4%
Packaging Corp. of America	32	3,858
WestRock Co.	71	4,488

Total Containers & Packaging		8,346
Distributors – 0.2%
Genuine Parts Co.	46	4,370
Pool Corp.	9	1,167

Total Distributors		5,537
Diversified Consumer Services – 0.4%
Bright Horizons Family Solutions, Inc.*	9	846
H&R Block, Inc.	111	2,911
Service Corp. International	73	2,724
ServiceMaster Global Holdings, Inc.*	36	1,846

Total Diversified Consumer Services		8,327
Diversified Financial Services – 3.5%
Berkshire Hathaway, Inc. Class B*	404	80,081
Leucadia National Corp.	104	2,755

Total Diversified Financial Services		82,836
Diversified Telecommunication Services – 9.8%
AT&T, Inc.	2,577	100,194
CenturyLink, Inc.	167	2,785
Verizon Communications, Inc.	2,457	130,049

Total Diversified Telecommunication Services		233,028
Electric Utilities – 1.9%
Alliant Energy Corp.	23	980
American Electric Power Co., Inc.	59	4,341
Avangrid, Inc.	30	1,517
Duke Energy Corp.	72	6,056
Edison International	48	3,036
Eversource Energy	36	2,274
Exelon Corp.	122	4,808
Great Plains Energy, Inc.	3	97
NextEra Energy, Inc.	62	9,684
OGE Energy Corp.	27	889
PG&E Corp.	97	4,348
Pinnacle West Capital Corp.	14	1,193
Southern Co. (The)	25	1,202
Westar Energy, Inc.	14	739
Xcel Energy, Inc.	55	2,646

Total Electric Utilities		43,810
Electrical Equipment – 0.2%
Acuity Brands, Inc.	13	2,288
Hubbell, Inc.	15	2,030

Total Electrical Equipment		4,318
Electronic Equipment, Instruments & Components – 0.1%
CDW Corp.	49	3,405
Energy Equipment & Services – 0.0%
RPC, Inc.(a)	25	638
Equity Real Estate Investment Trusts (REITs) – 4.9%
Alexandria Real Estate Equities, Inc.	4	522
American Campus Communities, Inc.	1	41
American Homes 4 Rent Class A	1	22
Apartment Investment & Management Co. Class A	27	1,180
AvalonBay Communities, Inc.	27	4,817
Boston Properties, Inc.	22	2,861
Brixmor Property Group, Inc.	102	1,903
Camden Property Trust	9	829
Crown Castle International Corp.	23	2,553
CubeSmart	23	665
DCT Industrial Trust, Inc.	10	588
Douglas Emmett, Inc.	12	493
Duke Realty Corp.	55	1,497
Equity LifeStyle Properties, Inc.	11	979
Equity Residential	65	4,145
Essex Property Trust, Inc.	12	2,896
Extra Space Storage, Inc.	22	1,924
Federal Realty Investment Trust	13	1,727
Forest City Realty Trust, Inc. Class A	28	675
Gaming and Leisure Properties, Inc.	59	2,183
GGP, Inc.	163	3,813
HCP, Inc.	118	3,077
Healthcare Trust of America, Inc. Class A	7	210
Highwoods Properties, Inc.	17	865
Host Hotels & Resorts, Inc.	163	3,236
Hudson Pacific Properties, Inc.	2	68
Kilroy Realty Corp.	11	821
Kimco Realty Corp.	112	2,033
Lamar Advertising Co. Class A	22	1,633
Liberty Property Trust	43	1,849
Macerich Co. (The)	13	854
Mid-America Apartment Communities, Inc.	13	1,307
National Retail Properties, Inc.	28	1,208
Omega Healthcare Investors, Inc.	33	909
Park Hotels & Resorts, Inc.	486	13,972
Prologis, Inc.	125	8,064
Public Storage	32	6,688
Realty Income Corp.	33	1,882
Regency Centers Corp.	11	761
SBA Communications Corp.*	3	490
Simon Property Group, Inc.	62	10,648
SL Green Realty Corp.	6	606
Sun Communities, Inc.	3	278
UDR, Inc.	41	1,579
Ventas, Inc.	99	5,941
Vornado Realty Trust	59	4,613
Welltower, Inc.	62	3,954
Weyerhaeuser Co.	51	1,798

Total Equity Real Estate Investment Trusts (REITs)		115,657
Food & Staples Retailing – 2.6%
CVS Health Corp.	546	39,585
Kroger Co. (The)	455	12,490

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	111

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Domestic Economy Fund (WUSA)

December 31, 2017

Investments	Shares	Value
Sysco Corp.	120	$7,288
U.S. Foods Holding Corp.*	67	2,139

Total Food & Staples Retailing		61,502
Food Products – 1.9%
Blue Buffalo Pet Products, Inc.*	42	1,377
Campbell Soup Co.	130	6,254
Conagra Brands, Inc.	133	5,010
Hershey Co. (The)	42	4,767
Hormel Foods Corp.	170	6,186
J.M. Smucker Co. (The)	40	4,970
Pilgrim’s Pride Corp.*	109	3,386
Pinnacle Foods, Inc.	23	1,368
Post Holdings, Inc.*	3	238
Tyson Foods, Inc. Class A	148	11,998

Total Food Products		45,554
Gas Utilities – 0.1%
Atmos Energy Corp.	10	859
National Fuel Gas Co.	12	659

Total Gas Utilities		1,518
Health Care Equipment & Supplies – 0.0%
ABIOMED, Inc.*	3	562
Health Care Providers & Services – 11.1%
Aetna, Inc.	77	13,890
AmerisourceBergen Corp.	87	7,988
Anthem, Inc.	107	24,076
Cardinal Health, Inc.	138	8,455
Centene Corp.*	66	6,658
Cigna Corp.	80	16,247
DaVita, Inc.*	76	5,491
Express Scripts Holding Co.*	419	31,274
HCA Healthcare, Inc.*	220	19,325
Humana, Inc.	57	14,140
Laboratory Corp. of America Holdings*	30	4,785
McKesson Corp.	209	32,594
Quest Diagnostics, Inc.	54	5,319
UnitedHealth Group, Inc.	295	65,036
Universal Health Services, Inc. Class B	44	4,987
WellCare Health Plans, Inc.*	14	2,816

Total Health Care Providers & Services		263,081
Health Care Technology – 0.2%
athenahealth, Inc.*	2	266
Cerner Corp.*	67	4,515

Total Health Care Technology		4,781
Hotels, Restaurants & Leisure – 0.8%
Chipotle Mexican Grill, Inc.*	4	1,156
Darden Restaurants, Inc.	42	4,033
Domino’s Pizza, Inc.	10	1,890
Hilton Worldwide Holdings, Inc.	2	160
Marriott International, Inc. Class A	70	9,501
Six Flags Entertainment Corp.	20	1,331
Vail Resorts, Inc.	6	1,275

Total Hotels, Restaurants & Leisure		19,346
Household Durables – 1.3%
CalAtlantic Group, Inc.	63	3,553
D.R. Horton, Inc.	161	8,222
Lennar Corp. Class A	102	6,450
NVR, Inc.*	1	3,508
PulteGroup, Inc.	150	4,988
Toll Brothers, Inc.	75	3,602

Total Household Durables		30,323
Household Products – 0.3%
Church & Dwight Co., Inc.	61	3,060
Clorox Co. (The)	33	4,909

Total Household Products		7,969
Independent Power & Renewable Electricity Producers – 2.0%
Vistra Energy Corp.*	2,549	46,698
Insurance – 3.4%
Allstate Corp. (The)	127	13,298
American Financial Group, Inc.	33	3,582
Assurant, Inc.	10	1,008
Brown & Brown, Inc.	24	1,235
Cincinnati Financial Corp.	34	2,549
CNA Financial Corp.	78	4,138
Erie Indemnity Co. Class A	9	1,097
First American Financial Corp.	24	1,345
FNF Group	73	2,864
Hartford Financial Services Group, Inc. (The)	45	2,533
Lincoln National Corp.	93	7,149
Loews Corp.	98	4,903
Old Republic International Corp.	93	1,988
Principal Financial Group, Inc.	112	7,903
Progressive Corp. (The)	127	7,153
Torchmark Corp.	31	2,812
Travelers Cos., Inc. (The)	82	11,122
Unum Group	80	4,391

Total Insurance		81,070
Internet Software & Services – 0.1%
CoStar Group, Inc.*	3	891
GrubHub, Inc.*	7	502

Total Internet Software & Services		1,393
IT Services – 2.0%
Alliance Data Systems Corp.	14	3,549
Automatic Data Processing, Inc.	102	11,953
Black Knight, Inc.*	8	353
Booz Allen Hamilton Holding Corp.	56	2,135
Broadridge Financial Solutions, Inc.	28	2,536
First Data Corp. Class A*	275	4,595
Fiserv, Inc.*	52	6,819
Jack Henry & Associates, Inc.	17	1,988
Leidos Holdings, Inc.	38	2,454
Paychex, Inc.	95	6,468

See Notes to Financial Statements.

112	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Domestic Economy Fund (WUSA)

December 31, 2017

Investments	Shares	Value
Total System Services, Inc.	38	$3,006
Vantiv, Inc. Class A*	25	1,839
WEX, Inc.*	4	565

Total IT Services		48,260
Machinery – 0.1%
Trinity Industries, Inc.	48	1,798
Media – 5.1%
CBS Corp. Class B Non-Voting Shares	177	10,443
Charter Communications, Inc. Class A*	19	6,383
Comcast Corp. Class A	1,917	76,776
DISH Network Corp. Class A*	217	10,362
Liberty Broadband Corp. Class C*	2	170
Liberty Media Corp – Liberty Formula One Series C*	80	2,733
Liberty Media Corp – Liberty SiriusXM Series C*	65	2,578
Scripps Networks Interactive, Inc. Class A	55	4,696
Sirius XM Holdings, Inc.(a)	1,243	6,662

Total Media		120,803
Metals & Mining – 0.6%
Nucor Corp.	128	8,138
Reliance Steel & Aluminum Co.	32	2,745
Steel Dynamics, Inc.	98	4,227

Total Metals & Mining		15,110
Multi-Utilities – 0.8%
Ameren Corp.	23	1,357
CenterPoint Energy, Inc.	49	1,390
CMS Energy Corp.	26	1,230
Consolidated Edison, Inc.	33	2,803
Dominion Energy, Inc.	61	4,945
DTE Energy Co.	20	2,189
MDU Resources Group, Inc.	20	537
NiSource, Inc.	24	616
Public Service Enterprise Group, Inc.	24	1,236
SCANA Corp.	23	915
Vectren Corp.	8	520
WEC Energy Group, Inc.	33	2,192

Total Multi-Utilities		19,930
Multiline Retail – 2.3%
Dollar General Corp.	103	9,580
Dollar Tree, Inc.*	67	7,190
Kohl’s Corp.	102	5,531
Macy’s, Inc.	213	5,366
Nordstrom, Inc.	88	4,169
Target Corp.	340	22,185

Total Multiline Retail		54,021
Oil, Gas & Consumable Fuels – 2.8%
Andeavor	51	5,831
Cimarex Energy Co.	26	3,172
Concho Resources, Inc.*	31	4,657
Devon Energy Corp.	286	11,840
Diamondback Energy, Inc.*	28	3,535
EOG Resources, Inc.	1	108
EQT Corp.	1	57
HollyFrontier Corp.	56	2,868
Kinder Morgan, Inc.	523	9,451
Marathon Petroleum Corp.	200	13,196
Newfield Exploration Co.*	79	2,491
ONEOK, Inc.	62	3,314
Parsley Energy, Inc. Class A*	8	235
Pioneer Natural Resources Co.	6	1,037
RSP Permian, Inc.*	20	814
Williams Cos., Inc. (The)	126	3,842

Total Oil, Gas & Consumable Fuels		66,448
Professional Services – 0.1%
Robert Half International, Inc.	37	2,055
TransUnion*	24	1,319

Total Professional Services		3,374
Real Estate Management & Development – 0.0%
Howard Hughes Corp. (The)*	3	394
Road & Rail – 3.0%
AMERCO	6	2,267
CSX Corp.	250	13,753
JB Hunt Transport Services, Inc.	29	3,334
Knight-Swift Transportation Holdings, Inc.	11	481
Norfolk Southern Corp.	103	14,925
Old Dominion Freight Line, Inc.	20	2,631
Union Pacific Corp.	247	33,123

Total Road & Rail		70,514
Software – 0.5%
CDK Global, Inc.	27	1,925
Intuit, Inc.	47	7,416
Tyler Technologies, Inc.*	6	1,062
Ultimate Software Group, Inc. (The)*	1	218

Total Software		10,621
Specialty Retail – 6.6%
Advance Auto Parts, Inc.	28	2,791
AutoNation, Inc.*(a)	54	2,772
AutoZone, Inc.*	12	8,537
Best Buy Co., Inc.	141	9,654
Burlington Stores, Inc.*	19	2,338
CarMax, Inc.*	80	5,130
Home Depot, Inc. (The)	338	64,061
L Brands, Inc.	116	6,986
Lowe’s Cos., Inc.	305	28,347
O’Reilly Automotive, Inc.*	34	8,178
Ross Stores, Inc.	124	9,951
Tractor Supply Co.	51	3,812
Ulta Salon Cosmetics & Fragrance, Inc.*	17	3,802

Total Specialty Retail		156,359
Textiles, Apparel & Luxury Goods – 0.1%
Carter’s, Inc.	16	1,880
Thrifts & Mortgage Finance – 0.2%
MGIC Investment Corp.*	142	2,004

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	113

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Domestic Economy Fund (WUSA)

December 31, 2017

Investments	Shares	Value
New York Community Bancorp, Inc.	159	$2,070

Total Thrifts & Mortgage Finance		4,074
Tobacco – 5.1%
Altria Group, Inc.	1,704	121,683
Trading Companies & Distributors – 0.5%
Fastenal Co.	70	3,828
HD Supply Holdings, Inc.*	50	2,002
United Rentals, Inc.*	26	4,470
Watsco, Inc.	7	1,190

Total Trading Companies & Distributors		11,490
Transportation Infrastructure – 0.1%
Macquarie Infrastructure Corp.	19	1,220
Water Utilities – 0.1%
American Water Works Co., Inc.	14	1,281
Aqua America, Inc.	15	588

Total Water Utilities		1,869
Wireless Telecommunication Services – 0.7%
T-Mobile U.S., Inc.*	273	17,338
TOTAL COMMON STOCKS (Cost: $2,135,657)		2,364,511
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
United States – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(b)
(Cost: $5,210)(c)	5,210	5,210
TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $2,140,867)		2,369,721
Other Assets less Liabilities – (0.1)%		(2,331)

NET ASSETS – 100.0%		$2,367,390
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of December 31, 2017.

(c)

At December 31, 2017, the total market value of the Fund’s securities on loan was $8,792 and the total market value of the collateral held by the Fund was $9,011. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,801.

See Notes to Financial Statements.

114	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited)

WisdomTree U.S. Export and Multinational Fund (WEXP)

December 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 99.9%
Aerospace & Defense – 3.7%
Boeing Co. (The)	59	$17,400
Hexcel Corp.	12	742
Rockwell Collins, Inc.	9	1,221
United Technologies Corp.	78	9,950

Total Aerospace & Defense		29,313
Air Freight & Logistics – 0.2%
Expeditors International of Washington, Inc.	22	1,423
XPO Logistics, Inc.*	2	183

Total Air Freight & Logistics		1,606
Airlines – 0.5%
United Continental Holdings, Inc.*	55	3,707
Auto Components – 1.0%
BorgWarner, Inc.	19	971
Gentex Corp.	47	984
Goodyear Tire & Rubber Co. (The)	71	2,294
Lear Corp.	21	3,710

Total Auto Components		7,959
Banks – 4.2%
Citigroup, Inc.	453	33,708
Beverages – 4.0%
Brown-Forman Corp. Class B	24	1,648
Coca-Cola Co. (The)	224	10,277
Molson Coors Brewing Co. Class B	89	7,304
PepsiCo, Inc.	104	12,472

Total Beverages		31,701
Biotechnology – 0.1%
Alexion Pharmaceuticals, Inc.*	10	1,196
Building Products – 0.1%
A.O. Smith Corp.	11	674
Capital Markets – 2.6%
Goldman Sachs Group, Inc. (The)	54	13,757
Moody’s Corp.	15	2,214
MSCI, Inc.	6	760
State Street Corp.	41	4,002

Total Capital Markets		20,733
Chemicals – 4.7%
Air Products & Chemicals, Inc.	22	3,610
Albemarle Corp.	8	1,023
Celanese Corp. Series A	24	2,570
Chemours Co. (The)	14	701
DowDuPont, Inc.	117	8,333
Eastman Chemical Co.	27	2,501
Ecolab, Inc.	20	2,684
FMC Corp.	8	757
Huntsman Corp.	43	1,431
International Flavors & Fragrances, Inc.	10	1,526
Monsanto Co.	35	4,087
Mosaic Co. (The)	34	872
PPG Industries, Inc.	27	3,154
Praxair, Inc.	26	4,022
W.R. Grace & Co.	4	281

Total Chemicals		37,552
Communications Equipment – 1.2%
Cisco Systems, Inc.	205	7,851
CommScope Holding Co., Inc.*	2	76
F5 Networks, Inc.*	3	394
Juniper Networks, Inc.	18	513
Motorola Solutions, Inc.	5	452
Ubiquiti Networks, Inc.*(a)	3	213

Total Communications Equipment		9,499
Construction & Engineering – 0.1%
Fluor Corp.	7	361
Jacobs Engineering Group, Inc.	7	462

Total Construction & Engineering		823
Containers & Packaging – 0.6%
AptarGroup, Inc.	7	604
Avery Dennison Corp.	12	1,378
Ball Corp.	11	417
Crown Holdings, Inc.*	29	1,631
Sealed Air Corp.	13	641

Total Containers & Packaging		4,671
Electrical Equipment – 0.9%
AMETEK, Inc.	18	1,304
Emerson Electric Co.	56	3,903
Rockwell Automation, Inc.	9	1,767

Total Electrical Equipment		6,974
Electronic Equipment, Instruments & Components – 0.9%
Amphenol Corp. Class A	14	1,229
Arrow Electronics, Inc.*	7	563
Avnet, Inc.	6	238
Cognex Corp.	6	367
Coherent, Inc.*	1	282
Corning, Inc.	89	2,847
FLIR Systems, Inc.	2	93
IPG Photonics Corp.*	3	642
Jabil, Inc.	4	105
Keysight Technologies, Inc.*	8	333
National Instruments Corp.	1	42
Trimble, Inc.*	4	162
Universal Display Corp.	1	173
Zebra Technologies Corp. Class A*	1	104

Total Electronic Equipment, Instruments & Components		7,180
Energy Equipment & Services – 0.1%
Halliburton Co.	15	733
Equity Real Estate Investment Trusts (REITs) – 0.3%
American Tower Corp.	13	1,855
Equinix, Inc.	1	453

Total Equity Real Estate Investment Trusts (REITs)		2,308

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	115

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Export and Multinational Fund (WEXP)

December 31, 2017

Investments	Shares	Value
Food Products – 1.6%
Archer-Daniels-Midland Co.	64	$2,565
Ingredion, Inc.	9	1,258
Kellogg Co.	21	1,428
McCormick & Co., Inc. Non-Voting Shares	8	815
Mondelez International, Inc. Class A	151	6,463

Total Food Products		12,529
Health Care Equipment & Supplies – 3.0%
Abbott Laboratories	105	5,992
Baxter International, Inc.	40	2,586
Becton, Dickinson and Co.	7	1,498
Boston Scientific Corp.*	73	1,810
Cooper Cos., Inc. (The)	4	871
Danaher Corp.	66	6,126
Edwards Lifesciences Corp.*	12	1,352
ResMed, Inc.	8	678
Teleflex, Inc.	2	498
Varian Medical Systems, Inc.*	6	667
West Pharmaceutical Services, Inc.	4	395
Zimmer Biomet Holdings, Inc.	10	1,207

Total Health Care Equipment & Supplies		23,680
Health Care Technology – 0.0%
Veeva Systems, Inc. Class A*	3	166
Hotels, Restaurants & Leisure – 3.4%
Las Vegas Sands Corp.	104	7,227
McDonald’s Corp.	93	16,007
Wynn Resorts Ltd.	6	1,012
Yum! Brands, Inc.	32	2,611

Total Hotels, Restaurants & Leisure		26,857
Household Durables – 0.2%
Whirlpool Corp.	10	1,686
Household Products – 4.6%
Colgate-Palmolive Co.	95	7,168
Kimberly-Clark Corp.	39	4,705
Procter & Gamble Co. (The)	268	24,624

Total Household Products		36,497
Industrial Conglomerates – 5.4%
3M Co.	58	13,651
General Electric Co.	1,146	19,998
Honeywell International, Inc.	61	9,355

Total Industrial Conglomerates		43,004
Insurance – 2.1%
Aflac, Inc.	95	8,339
Marsh & McLennan Cos., Inc.	49	3,988
MetLife, Inc.	60	3,034
Reinsurance Group of America, Inc.	11	1,715

Total Insurance		17,076
Internet & Catalog Retail – 1.6%
Expedia, Inc.	7	839
Priceline Group, Inc. (The)*	7	12,164

Total Internet & Catalog Retail		13,003
Internet Software & Services – 4.8%
Alphabet, Inc. Class A*	17	17,908
eBay, Inc.*	184	6,944
Facebook, Inc. Class A*	73	12,881
VeriSign, Inc.*	2	229

Total Internet Software & Services		37,962
IT Services – 3.1%
DXC Technology Co.	4	380
EPAM Systems, Inc.*	1	107
International Business Machines Corp.	74	11,353
MasterCard, Inc. Class A	32	4,844
PayPal Holdings, Inc.*	18	1,325
Sabre Corp.	5	103
Visa, Inc. Class A	50	5,701
Western Union Co. (The)	45	855

Total IT Services		24,668
Leisure Products – 0.2%
Hasbro, Inc.	14	1,273
Life Sciences Tools & Services – 1.7%
Agilent Technologies, Inc.	29	1,942
Bio-Rad Laboratories, Inc. Class A*	1	239
Bio-Techne Corp.	1	130
Bruker Corp.	11	377
Illumina, Inc.*	7	1,529
IQVIA Holdings, Inc.*	2	196
Mettler-Toledo International, Inc.*	2	1,239
PerkinElmer, Inc.	10	731
PRA Health Sciences, Inc.*	2	182
Thermo Fisher Scientific, Inc.	26	4,937
Waters Corp.*	9	1,739

Total Life Sciences Tools & Services		13,241
Machinery – 4.2%
AGCO Corp.	9	643
Caterpillar, Inc.	25	3,940
Cummins, Inc.	19	3,356
Deere & Co.	25	3,913
Donaldson Co., Inc.	11	539
Dover Corp.	12	1,212
Flowserve Corp.	8	337
Fortive Corp.	25	1,809
Graco, Inc.	9	407
IDEX Corp.	5	660
Illinois Tool Works, Inc.	31	5,172
Lincoln Electric Holdings, Inc.	5	458
Nordson Corp.	6	878
PACCAR, Inc.	36	2,559
Parker-Hannifin Corp.	11	2,195
Stanley Black & Decker, Inc.	14	2,376
WABCO Holdings, Inc.*	8	1,148
Wabtec Corp.(a)	8	651
Xylem, Inc.	12	818

Total Machinery		33,071

See Notes to Financial Statements.

116	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Export and Multinational Fund (WEXP)

December 31, 2017

Investments	Shares	Value
Media – 0.4%
Interpublic Group of Cos., Inc. (The)	45	$907
Omnicom Group, Inc.	29	2,112

Total Media		3,019
Metals & Mining – 0.6%
Alcoa Corp.*	14	754
Freeport-McMoRan, Inc.*	171	3,242
Newmont Mining Corp.	6	225
Royal Gold, Inc.	4	329

Total Metals & Mining		4,550
Oil, Gas & Consumable Fuels – 6.9%
Apache Corp.	41	1,731
Chevron Corp.	130	16,275
Exxon Mobil Corp.	442	36,969

Total Oil, Gas & Consumable Fuels		54,975
Personal Products – 0.5%
Estee Lauder Cos., Inc. (The) Class A	31	3,945
Pharmaceuticals – 9.4%
Bristol-Myers Squibb Co.	120	7,354
Catalent, Inc.*	4	164
Eli Lilly & Co.	51	4,307
Johnson & Johnson	233	32,555
Merck & Co., Inc.	132	7,428
Pfizer, Inc.	587	21,261
Zoetis, Inc.	28	2,017

Total Pharmaceuticals		75,086
Professional Services – 0.2%
ManpowerGroup, Inc.	13	1,640
Real Estate Management & Development – 0.3%
CBRE Group, Inc. Class A*	34	1,472
Jones Lang LaSalle, Inc.	6	894

Total Real Estate Management & Development		2,366
Road & Rail – 0.1%
Kansas City Southern	11	1,157
Semiconductors & Semiconductor Equipment – 7.4%
Analog Devices, Inc.	10	890
Applied Materials, Inc.	96	4,908
Intel Corp.	410	18,926
KLA-Tencor Corp.	15	1,576
Lam Research Corp.	16	2,945
Maxim Integrated Products, Inc.	18	941
Microchip Technology, Inc.	8	703
Micron Technology, Inc.*	164	6,744
Microsemi Corp.*	2	103
MKS Instruments, Inc.	2	189
NVIDIA Corp.	20	3,870
ON Semiconductor Corp.*	24	503
QUALCOMM, Inc.	118	7,554
Skyworks Solutions, Inc.	16	1,519
Teradyne, Inc.	13	544
Texas Instruments, Inc.	62	6,475
Xilinx, Inc.	12	809

Total Semiconductors & Semiconductor Equipment		59,199
Software – 4.2%
Activision Blizzard, Inc.	17	1,076
Adobe Systems, Inc.*	8	1,402
ANSYS, Inc.*	3	443
Cadence Design Systems, Inc.*	6	251
Citrix Systems, Inc.*	4	352
Electronic Arts, Inc.*	11	1,156
Fortinet, Inc.*	1	44
Guidewire Software, Inc.*	1	74
Microsoft Corp.	224	19,161
Oracle Corp.	168	7,943
PTC, Inc.*	1	61
Red Hat, Inc.*	2	240
Synopsys, Inc.*	2	170
Take-Two Interactive Software, Inc.*	1	110
VMware, Inc. Class A*(a)	10	1,253

Total Software		33,736
Specialty Retail – 0.1%
Tiffany & Co.	11	1,144
Technology Hardware, Storage & Peripherals – 3.4%
Apple, Inc.	126	21,323
Hewlett Packard Enterprise Co.	33	474
HP, Inc.	126	2,647
NetApp, Inc.	9	498
Western Digital Corp.	22	1,750
Xerox Corp.	10	291

Total Technology Hardware, Storage & Peripherals		26,983
Textiles, Apparel & Luxury Goods – 1.6%
NIKE, Inc. Class B	161	10,070
PVH Corp.	9	1,235
Ralph Lauren Corp.	1	104
Tapestry, Inc.	23	1,017

Total Textiles, Apparel & Luxury Goods		12,426
Tobacco – 3.7%
Philip Morris International, Inc.	279	29,476
TOTAL COMMON STOCKS (Cost: $695,236)		794,752
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
United States – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(b)
(Cost: $1,297)(c)	1,297	1,297
TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $696,533)		796,049
Other Assets less Liabilities – (0.1)%		(445)

NET ASSETS – 100.0%		$795,604
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of December 31, 2017.

(c)

At December 31, 2017, the total market value of the Fund’s securities on loan was $1,840 and the total market value of the collateral held by the Fund was $1,880. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $583.

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	117

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

December 31, 2017

Investments	Principal Amount	Value
CORPORATE BONDS – 98.4%
United States – 98.4%
21st Century Fox America, Inc. 5.40%, 10/1/43	$44,000	$54,627
ABB Finance USA, Inc. 2.88%, 5/8/22	63,000	64,093
Abbott Laboratories 2.00%, 3/15/20	74,000	73,428
4.90%, 11/30/46	32,000	36,837
AbbVie, Inc. 4.45%, 5/14/46	31,000	33,836
American International Group, Inc. 3.30%, 3/1/21	35,000	35,706
4.80%, 7/10/45	27,000	30,401
Amgen, Inc. 5.15%, 11/15/41	61,000	73,471
Anthem, Inc. 4.65%, 1/15/43	15,000	16,511
Apple, Inc. 3.85%, 5/4/43	69,000	71,864
AT&T, Inc. 3.60%, 2/17/23	37,000	37,893
5.45%, 3/1/47	50,000	53,638
4.50%, 3/9/48	117,000	110,065
Bank of America Corp. 4.13%, 1/22/24	62,000	65,993
4.45%, 3/3/26	47,000	50,254
5.00%, 1/21/44	58,000	70,227
BB&T Corp. 5.25%, 11/1/19	45,000	47,340
Berkshire Hathaway Energy Co. 6.13%, 4/1/36	73,000	97,860
Block Financial LLC 5.50%, 11/1/22	46,000	49,476
CBS Corp. 4.60%, 1/15/45	11,000	11,259
Celgene Corp. 2.88%, 8/15/20	74,000	74,737
Chevron Corp. 2.36%, 12/5/22	124,000	123,102
Citigroup, Inc. 2.05%, 12/7/18	91,000	90,926
5.50%, 9/13/25	134,000	151,197
Comcast Corp. 4.25%, 1/15/33	12,000	13,102
4.65%, 7/15/42	46,000	51,897
CVS Health Corp. 4.88%, 7/20/35	60,000	66,615
Discovery Communications LLC 5.20%, 9/20/47	20,000	20,954
Dow Chemical Co. (The) 4.13%, 11/15/21	147,000	154,264
Duke Energy Corp. 2.65%, 9/1/26	38,000	36,480
3.15%, 8/15/27	29,000	28,850
Edison International 2.13%, 4/15/20	20,000	19,836
EI du Pont de Nemours & Co. 2.80%, 2/15/23	88,000	87,868
EPR Properties 5.75%, 8/15/22	33,000	36,021
Exelon Corp. 3.50%, 6/1/22	44,000	44,885
Express Scripts Holding Co. 4.80%, 7/15/46	12,000	12,816
FedEx Corp. 4.55%, 4/1/46	12,000	13,232
General Motors Co. 6.75%, 4/1/46	18,000	22,743
General Motors Financial Co., Inc. 4.35%, 1/17/27	42,000	43,762
Gilead Sciences, Inc. 4.15%, 3/1/47	31,000	33,059
Goldman Sachs Group, Inc. (The) 5.25%, 7/27/21	62,000	67,228
3.85%, 7/8/24	61,000	63,326
Hartford Financial Services Group, Inc. (The) 6.10%, 10/1/41	32,000	42,602
Hewlett Packard Enterprise Co. 4.40%, 10/15/22	25,000	26,300
HSBC USA, Inc. 5.00%, 9/27/20	100,000	105,901
International Business Machines Corp. 4.00%, 6/20/42	44,000	46,707
JPMorgan Chase & Co. 5.63%, 8/16/43	51,000	63,554
Kraft Heinz Foods Co. 6.88%, 1/26/39	23,000	30,371
Kroger Co. (The) 3.70%, 8/1/27	30,000	30,437
Lowe’s Cos., Inc. 4.05%, 5/3/47	11,000	11,740
Macy’s Retail Holdings, Inc. 6.38%, 3/15/37	11,000	11,249
Magellan Midstream Partners L.P. 5.15%, 10/15/43	9,000	10,218
Marriott International, Inc. 3.00%, 3/1/19	57,000	57,401
McDonald’s Corp. 3.50%, 3/1/27	24,000	24,729
McKesson Corp. 3.80%, 3/15/24	113,000	117,200
MetLife, Inc. 6.40%, 12/15/66	17,000	19,598
Microsoft Corp. 4.10%, 2/6/37	45,000	50,343
Morgan Stanley 4.88%, 11/1/22	148,000	159,542
MPLX L.P. 4.13%, 3/1/27	10,000	10,261

See Notes to Financial Statements.

118	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (concluded)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

December 31, 2017

Investments	Principal Amount	Value
Mylan N.V. 3.95%, 6/15/26	$20,000	$20,202
Northrop Grumman Corp. 3.25%, 8/1/23	84,000	85,826
NVR, Inc. 3.95%, 9/15/22	18,000	18,810
Occidental Petroleum Corp. 4.10%, 2/1/21, Series 1	68,000	71,250
Oracle Corp. 4.30%, 7/8/34	71,000	79,045
Pacific Gas & Electric Co. 6.05%, 3/1/34	68,000	85,851
Pfizer, Inc. 2.10%, 5/15/19	124,000	124,219
Philip Morris International, Inc. 5.65%, 5/16/18	104,000	105,488
QUALCOMM, Inc. 4.30%, 5/20/47	9,000	9,089
Reynolds American, Inc. 5.85%, 8/15/45	17,000	21,309
Santander Holdings USA, Inc. 2.65%, 4/17/20	81,000	81,002
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26	40,000	39,184
South Carolina Electric & Gas Co. 4.10%, 6/15/46	6,000	6,122
Southern Co. Gas Capital Corp. 4.40%, 5/30/47	32,000	34,427
Synchrony Financial 2.70%, 2/3/20	110,000	110,328
Thermo Fisher Scientific, Inc. 3.00%, 4/15/23	86,000	86,632
Time Warner, Inc. 4.88%, 3/15/20	76,000	80,013
3.60%, 7/15/25	126,000	126,483
Tyson Foods, Inc. 2.65%, 8/15/19	36,000	36,187
3.95%, 8/15/24	89,000	93,730
United Technologies Corp. 4.50%, 6/1/42	35,000	38,882
Verizon Communications, Inc. 4.15%, 3/15/24	63,000	66,350
4.40%, 11/1/34	156,000	159,433
Viacom, Inc. 4.50%, 3/1/21	57,000	59,381
Walgreens Boots Alliance, Inc. 4.80%, 11/18/44	9,000	9,727
Wells Fargo & Co. 3.45%, 2/13/23, Series M	44,000	44,869
4.30%, 7/22/27	45,000	47,973
4.75%, 12/7/46	14,000	15,685
Xylem, Inc. 4.38%, 11/1/46	38,000	40,896

TOTAL CORPORATE BONDS (Cost: $4,916,387)		4,958,225
U.S. GOVERNMENT OBLIGATIONS – 0.2%
U.S. Treasury Note – 0.2%
U.S. Treasury Note 2.25%, 2/15/27
(Cost: $9,864)	10,000	9,871
TOTAL INVESTMENTS IN SECURITIES – 98.6% (Cost: $4,926,251)		4,968,096
Other Assets less Liabilities – 1.4%		68,284

NET ASSETS – 100.0%		$5,036,380

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	119

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2017

Investments	Principal Amount	Value
CORPORATE BONDS – 98.6%
United States – 98.6%
ADT Corp. (The) 4.13%, 6/15/23	$75,000	$75,187
AECOM 5.75%, 10/15/22	63,000	65,993
AMC Entertainment Holdings, Inc. 5.88%, 11/15/26	75,000	74,063
AMC Networks, Inc. 5.00%, 4/1/24	50,000	50,750
American Axle & Manufacturing, Inc. 6.25%, 4/1/25(a)	50,000	52,750
Andeavor Logistics L.P. 5.25%, 1/15/25	50,000	52,648
Aramark Services, Inc. 4.75%, 6/1/26	50,000	50,875
Asbury Automotive Group, Inc. 6.00%, 12/15/24	50,000	52,310
Ashland LLC 4.75%, 8/15/22	89,000	92,782
Berry Global, Inc. 5.13%, 7/15/23	100,000	104,375
Boyd Gaming Corp. 6.38%, 4/1/26	50,000	54,000
CCO Holdings LLC 5.13%, 5/1/27(a)	125,000	123,437
Chemours Co. (The) 6.63%, 5/15/23	50,000	53,125
Chesapeake Energy Corp. 8.00%, 12/15/22(a)	75,000	81,187
CommScope Technologies LLC 6.00%, 6/15/25(a)	65,000	69,388
Community Health Systems, Inc. 7.13%, 7/15/20	78,000	58,695
6.25%, 3/31/23	50,000	45,250
Crestwood Midstream Partners L.P. 5.75%, 4/1/25	75,000	77,719
CSC Holdings LLC 5.25%, 6/1/24	75,000	74,063
DaVita, Inc. 5.75%, 8/15/22	125,000	128,672
Dell International LLC 7.13%, 6/15/24(a)	50,000	54,762
DISH DBS Corp. 5.00%, 3/15/23	76,000	72,105
DPL, Inc. 7.25%, 10/15/21	100,000	111,375
Dynegy, Inc. 7.63%, 11/1/24	75,000	80,812
Endo Finance LLC 5.38%, 1/15/23(a)	75,000	58,875
Envision Healthcare Corp. 5.63%, 7/15/22	50,000	50,750
ESH Hospitality, Inc. 5.25%, 5/1/25(a)	50,000	50,625
First Data Corp. 7.00%, 12/1/23(a)	146,000	154,760
Gray Television, Inc. 5.88%, 7/15/26(a)	75,000	77,062
Hanesbrands, Inc. 4.88%, 5/15/26(a)	50,000	51,500
HCA, Inc. 4.75%, 5/1/23	147,000	151,777
HealthSouth Corp. 5.75%, 11/1/24	50,000	51,375
HRG Group, Inc. 7.75%, 1/15/22	96,000	99,840
Hughes Satellite Systems Corp. 6.63%, 8/1/26	50,000	52,500
JBS USA LUX S.A. 5.75%, 6/15/25(a)	50,000	48,375
Kindred Healthcare, Inc. 8.75%, 1/15/23	76,000	80,940
KLX, Inc. 5.88%, 12/1/22(a)	72,000	75,668
L Brands, Inc. 6.88%, 11/1/35	75,000	76,125
Level 3 Financing, Inc. 5.38%, 5/1/25	50,000	50,063
Navient Corp. 6.13%, 3/25/24	122,000	124,135
Nexstar Broadcasting, Inc. 5.63%, 8/1/24(a)	100,000	103,500
Nielsen Finance LLC 5.00%, 4/15/22(a)	100,000	103,125
NuStar Logistics L.P. 5.63%, 4/28/27	50,000	51,000
OneMain Financial Holdings LLC 7.25%, 12/15/21(a)	50,000	51,991
PBF Holding Co. LLC 7.00%, 11/15/23	75,000	78,375
Platform Specialty Products Corp. 6.50%, 2/1/22(a)	83,000	85,905
Post Holdings, Inc. 5.75%, 3/1/27(a)	100,000	102,000
Prime Security Services Borrower LLC 9.25%, 5/15/23(a)	100,000	111,250
PulteGroup, Inc. 5.00%, 1/15/27	75,000	78,656
Regal Entertainment Group 5.75%, 3/15/22	50,000	51,688
Rite Aid Corp. 6.75%, 6/15/21	50,000	50,000
Scientific Games International, Inc. 10.00%, 12/1/22	106,000	116,732
Sirius XM Radio, Inc. 5.38%, 7/15/26(a)	50,000	51,938
Six Flags Entertainment Corp. 4.88%, 7/31/24(a)	45,000	45,788
Springleaf Finance Corp. 7.75%, 10/1/21	60,000	66,225

See Notes to Financial Statements.

120	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (concluded)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2017

Investments	Principal Amount	Value
T-Mobile USA, Inc. 6.00%, 3/1/23	$89,000	$93,405
TransDigm, Inc. 6.38%, 6/15/26	75,000	75,937
Transocean, Inc. 7.50%, 1/15/26(a)	50,000	51,328
TreeHouse Foods, Inc. 6.00%, 2/15/24(a)	69,000	72,105
Tronox Finance LLC 7.50%, 3/15/22(a)	50,000	52,375
United Rentals North America, Inc. 5.88%, 9/15/26	50,000	53,688
Uniti Group L.P. 8.25%, 10/15/23	75,000	72,469
Valeant Pharmaceuticals International 6.38%, 10/15/20(a)	100,000	101,250
Western Digital Corp. 10.50%, 4/1/24	100,000	116,125
Windstream Services LLC 6.38%, 8/1/23(a)	121,000	73,205
Wynn Las Vegas LLC 4.25%, 5/30/23(a)	75,000	76,594
Zayo Group LLC 5.75%, 1/15/27(a)	50,000	51,125
TOTAL INVESTMENTS IN SECURITIES – 98.6% (Cost: $4,971,015)		5,048,472
Other Assets less Liabilities – 1.4%		70,665

NET ASSETS – 100.0%		$5,119,137
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	121

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2017

Investments	Principal Amount	Value
CORPORATE BONDS – 98.0%
United States – 98.0%
Abbott Laboratories 2.00%, 3/15/20	$60,000	$59,536
2.90%, 11/30/21	30,000	30,375
AbbVie, Inc. 2.85%, 5/14/23	37,000	36,965
Altria Group, Inc. 9.25%, 8/6/19	83,000	92,039
American Honda Finance Corp. 2.45%, 9/24/20	49,000	49,179
American International Group, Inc. 3.38%, 8/15/20	48,000	49,080
3.30%, 3/1/21	86,000	87,734
Amgen, Inc. 3.88%, 11/15/21	47,000	49,165
Analog Devices, Inc. 2.50%, 12/5/21	10,000	9,911
Anthem, Inc. 3.13%, 5/15/22	24,000	24,237
Apple, Inc. 2.25%, 2/23/21	63,000	62,955
AT&T, Inc. 2.30%, 3/11/19	59,000	59,080
3.00%, 2/15/22	101,000	101,303
3.60%, 2/17/23	29,000	29,700
Bank of America Corp. 7.63%, 6/1/19	115,000	123,738
5.70%, 1/24/22	53,000	59,116
Bank of New York Mellon Corp. (The) 2.05%, 5/3/21	114,000	112,669
Baxter International, Inc. 1.70%, 8/15/21	22,000	21,351
BB&T Corp. 5.25%, 11/1/19	46,000	48,392
Becton Dickinson and Co. 2.89%, 6/6/22	34,000	33,822
Block Financial LLC 5.50%, 11/1/22	11,000	11,831
Capital One Financial Corp. 4.75%, 7/15/21	49,000	52,398
Cardinal Health, Inc. 1.95%, 6/14/19	62,000	61,641
Celgene Corp. 2.88%, 8/15/20	52,000	52,518
Chevron Corp. 1.96%, 3/3/20	71,000	70,773
Cisco Systems, Inc. 2.13%, 3/1/19	62,000	62,080
Citigroup, Inc. 1.75%, 5/1/18	107,000	106,919
2.65%, 10/26/20	72,000	72,290
2.75%, 4/25/22	34,000	33,965
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/22	14,000	18,303
Consolidated Edison, Inc. 2.00%, 5/15/21	75,000	73,914
Constellation Brands, Inc. 3.75%, 5/1/21	33,000	34,139
CVS Health Corp. 2.80%, 7/20/20	120,000	120,571
Discovery Communications LLC 3.30%, 5/15/22	18,000	18,150
Dow Chemical Co. (The) 4.25%, 11/15/20	79,000	82,556
Duke Energy Corp. 2.40%, 8/15/22	32,000	31,474
eBay, Inc. 2.60%, 7/15/22	22,000	21,825
Edison International 2.13%, 4/15/20	11,000	10,910
EI du Pont de Nemours & Co. 6.00%, 7/15/18	94,000	96,001
Exelon Corp. 3.50%, 6/1/22	44,000	44,885
Exxon Mobil Corp. 1.82%, 3/15/19	62,000	61,912
Fidelity National Information Services, Inc. 3.63%, 10/15/20	39,000	40,097
General Mills, Inc. 5.65%, 2/15/19	67,000	69,548
General Motors Financial Co., Inc. 3.45%, 1/14/22	64,000	64,923
3.45%, 4/10/22	44,000	44,629
Gilead Sciences, Inc. 4.40%, 12/1/21	35,000	37,348
Goldman Sachs Group, Inc. (The) 5.25%, 7/27/21	108,000	117,107
Hartford Financial Services Group, Inc. (The) 5.50%, 3/30/20	25,000	26,659
Hewlett Packard Enterprise Co. 3.60%, 10/15/20	46,000	46,996
HP, Inc. 4.30%, 6/1/21	36,000	37,774
HSBC USA, Inc. 2.35%, 3/5/20	100,000	100,019
JPMorgan Chase & Co. 2.75%, 6/23/20	128,000	129,162
4.40%, 7/22/20	71,000	74,615
Kraft Heinz Foods Co. 2.80%, 7/2/20	39,000	39,248
Kroger Co. (The) 2.30%, 1/15/19	14,000	14,015
Lockheed Martin Corp. 2.50%, 11/23/20	155,000	156,095
McDonald’s Corp. 2.63%, 1/15/22	19,000	19,057
McKesson Corp. 2.28%, 3/15/19	115,000	115,056
Medco Health Solutions, Inc. 7.13%, 3/15/18	49,000	49,498

See Notes to Financial Statements.

122	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (concluded)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2017

Investments	Principal Amount	Value
Microsoft Corp. 1.10%, 8/8/19	$57,000	$56,251
Molson Coors Brewing Co. 2.10%, 7/15/21	15,000	14,714
Morgan Stanley 2.38%, 7/23/19	52,000	52,078
5.50%, 7/28/21	73,000	79,915
2.75%, 5/19/22	33,000	32,899
NVIDIA Corp. 2.20%, 9/16/21	15,000	14,852
Oracle Corp. 3.88%, 7/15/20	26,000	27,119
Philip Morris International, Inc. 2.38%, 8/17/22	21,000	20,705
QUALCOMM, Inc. 2.25%, 5/20/20	26,000	25,808
Reynolds American, Inc. 2.30%, 6/12/18	98,000	98,126
Santander Holdings USA, Inc. 2.70%, 5/24/19	39,000	39,098
Sherwin-Williams Co. (The) 2.25%, 5/15/20	24,000	23,933
Southern Co. (The) 2.35%, 7/1/21	26,000	25,867
SunTrust Banks, Inc. 2.35%, 11/1/18	98,000	98,283
Synchrony Financial 2.70%, 2/3/20	95,000	95,284
Tech Data Corp. 3.70%, 2/15/22	30,000	30,121
Thermo Fisher Scientific, Inc. 3.30%, 2/15/22	39,000	39,952
Time Warner, Inc. 4.88%, 3/15/20	46,000	48,429
Toyota Motor Credit Corp. 2.10%, 1/17/19	39,000	39,095
Tyson Foods, Inc. 2.65%, 8/15/19	54,000	54,280
United Parcel Service, Inc. 3.13%, 1/15/21	95,000	97,380
United Technologies Corp. 3.10%, 6/1/22	27,000	27,518
UnitedHealth Group, Inc. 1.90%, 7/16/18	79,000	79,038
Verizon Communications, Inc. 2.95%, 3/15/22	55,000	55,389
Viacom, Inc. 4.50%, 3/1/21	45,000	46,880
Walgreens Boots Alliance, Inc. 2.70%, 11/18/19	97,000	97,631
Wells Fargo & Co. 2.55%, 12/7/20	35,000	35,157
4.60%, 4/1/21	52,000	55,286
TOTAL INVESTMENTS IN SECURITIES – 98.0% (Cost: $4,899,229)		4,872,336
Other Assets less Liabilities – 2.0%		97,521

NET ASSETS – 100.0%		$4,969,857

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	123

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

December 31, 2017

Investments	Principal Amount	Value
CORPORATE BONDS – 97.1%
United States – 97.1%
AES Corp. 7.38%, 7/1/21	$50,000	$56,375
American Axle & Manufacturing, Inc. 6.25%, 3/15/21	50,000	51,344
Arconic, Inc. 5.40%, 4/15/21	100,000	106,475
Ball Corp. 5.00%, 3/15/22	50,000	53,562
Cablevision Systems Corp. 8.00%, 4/15/20	69,000	73,830
Calumet Specialty Products Partners L.P. 6.50%, 4/15/21	125,000	125,000
Centene Corp. 5.63%, 2/15/21	143,000	147,290
CenturyLink, Inc. 5.63%, 4/1/20, Series V	100,000	101,125
Cequel Communications Holdings I LLC 5.13%, 12/15/21(a)	50,000	50,375
Chesapeake Energy Corp. 4.88%, 4/15/22	100,000	95,250
Clean Harbors, Inc. 5.13%, 6/1/21	50,000	50,625
Community Health Systems, Inc. 8.00%, 11/15/19	65,000	55,087
7.13%, 7/15/20	77,000	57,942
CSC Holdings LLC 8.63%, 2/15/19	50,000	52,875
DISH DBS Corp. 7.88%, 9/1/19	77,000	82,582
5.13%, 5/1/20	100,000	102,500
DPL, Inc. 7.25%, 10/15/21	50,000	55,687
Endo Finance LLC 5.75%, 1/15/22(a)	100,000	83,750
Envision Healthcare Corp. 5.13%, 7/1/22(a)	100,000	97,500
Frontier Communications Corp. 8.50%, 4/15/20	24,000	19,980
6.25%, 9/15/21	100,000	71,250
Gap, Inc. (The) 5.95%, 4/12/21	50,000	53,955
GLP Capital L.P. 4.38%, 11/1/18	100,000	101,250
HCA, Inc. 5.88%, 3/15/22	150,000	160,875
HRG Group, Inc. 7.88%, 7/15/19	140,000	140,315
Hughes Satellite Systems Corp. 6.63%, 8/1/26	50,000	52,500
Huntsman International LLC 4.88%, 11/15/20	92,000	96,025
JBS USA LUX S.A. 7.25%, 6/1/21(a)	100,000	102,125
Kindred Healthcare, Inc. 8.00%, 1/15/20	50,000	54,422
Men’s Wearhouse, Inc. (The) 7.00%, 7/1/22	50,000	50,440
MGM Resorts International 8.63%, 2/1/19	69,000	73,485
6.75%, 10/1/20	112,000	121,240
Michaels Stores, Inc. 5.88%, 12/15/20(a)	122,000	123,830
Nabors Industries, Inc. 4.63%, 9/15/21	50,000	47,875
Nationstar Mortgage LLC 6.50%, 8/1/18	154,000	154,250
Navient Corp. 4.88%, 6/17/19	47,000	47,912
8.00%, 3/25/20	145,000	157,144
NCR Corp. 5.00%, 7/15/22	100,000	102,250
Nielsen Finance LLC 4.50%, 10/1/20	83,000	83,830
5.00%, 4/15/22(a)	50,000	51,563
OneMain Financial Holdings LLC 6.75%, 12/15/19(a)	73,000	75,431
Platform Specialty Products Corp. 6.50%, 2/1/22(a)	100,000	103,500
PulteGroup, Inc. 4.25%, 3/1/21	50,000	51,625
Rite Aid Corp. 6.13%, 4/1/23(a)	50,000	45,313
RR Donnelley & Sons Co. 7.88%, 3/15/21	75,000	78,375
Scientific Games International, Inc. 7.00%, 1/1/22(a)	100,000	105,625
Select Medical Corp. 6.38%, 6/1/21	50,000	51,500
Springleaf Finance Corp. 5.25%, 12/15/19	96,000	99,000
Steel Dynamics, Inc. 5.13%, 10/1/21	50,000	51,375
SUPERVALU, Inc. 6.75%, 6/1/21	50,000	50,063
T-Mobile USA, Inc. 6.00%, 4/15/24	100,000	106,250
TEGNA, Inc. 4.88%, 9/15/21(a)	50,000	51,125
Time, Inc. 5.75%, 4/15/22(a)	50,000	52,375
TransDigm, Inc. 5.50%, 10/15/20	133,000	134,829
TreeHouse Foods, Inc. 4.88%, 3/15/22	50,000	50,750
United States Steel Corp. 8.38%, 7/1/21(a)	40,000	43,420
Valeant Pharmaceuticals International 6.38%, 10/15/20(a)	125,000	126,562
6.75%, 8/15/21(a)	50,000	50,500
Whiting Petroleum Corp. 5.75%, 3/15/21	50,000	51,438

See Notes to Financial Statements.

124	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (concluded)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

December 31, 2017

Investments	Principal Amount	Value
Windstream Services LLC 7.75%, 10/15/20	$20,000	$17,000
8.63%, 10/31/25(a)	76,000	73,530
TOTAL INVESTMENTS IN SECURITIES – 97.1% (Cost: $4,851,511)		4,835,276
Other Assets less Liabilities – 2.9%		144,492

NET ASSETS – 100.0%		$4,979,768
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	125

Schedule of Investments (unaudited)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

December 31, 2017

Investments	Shares	Value
COMMON STOCKS – 100.1%
United States – 100.1%
Aerospace & Defense – 2.1%
Boeing Co. (The)	120	$35,389
Lockheed Martin Corp.	316	101,452

Total Aerospace & Defense		136,841
Air Freight & Logistics – 1.0%
United Parcel Service, Inc. Class B	541	64,460
Banks – 0.6%
East West Bancorp, Inc.	676	41,121
Beverages – 0.7%
Brown-Forman Corp. Class B	654	44,910
Biotechnology – 1.6%
Amgen, Inc.	179	31,128
Gilead Sciences, Inc.	480	34,387
United Therapeutics Corp.*	268	39,651

Total Biotechnology		105,166
Capital Markets – 0.7%
Goldman Sachs Group, Inc. (The)	185	47,131
Chemicals – 0.6%
Huntsman Corp.	1,214	40,414
Communications Equipment – 6.8%
Arista Networks, Inc.*	228	53,712
InterDigital, Inc.	593	45,157
Motorola Solutions, Inc.	1,284	115,997
Ubiquiti Networks, Inc.*(a)	3,196	226,980

Total Communications Equipment		441,846
Consumer Finance – 1.9%
Discover Financial Services	696	53,536
Navient Corp.	1,983	26,414
Santander Consumer USA Holdings, Inc.	2,286	42,565

Total Consumer Finance		122,515
Containers & Packaging – 1.7%
Crown Holdings, Inc.*	1,913	107,606
Diversified Consumer Services – 1.4%
H&R Block, Inc.	3,354	87,942
Diversified Telecommunication Services – 2.0%
AT&T, Inc.	1,898	73,794
Verizon Communications, Inc.	1,020	53,989

Total Diversified Telecommunication Services		127,783
Electric Utilities – 0.3%
PPL Corp.	690	21,355
Electronic Equipment, Instruments & Components – 1.2%
Coherent, Inc.*	265	74,788
Equity Real Estate Investment Trusts (REITs) – 6.3%
Duke Realty Corp.	2,969	80,786
GGP, Inc.	4,005	93,677
Lamar Advertising Co. Class A	948	70,379
LaSalle Hotel Properties	1,736	48,730
Park Hotels & Resorts, Inc.	2,001	57,529
Vornado Realty Trust	728	56,915

Total Equity Real Estate Investment Trusts (REITs)		408,016
Food Products – 3.5%
Hershey Co. (The)	1,278	145,066
Hormel Foods Corp.	2,316	84,279

Total Food Products		229,345
Health Care Equipment & Supplies – 0.8%
Hologic, Inc.*	1,220	52,155
Health Care Providers & Services – 11.5%
AMN Healthcare Services, Inc.*	895	44,079
DaVita, Inc.*	743	53,682
Encompass Health Corp.	3,529	174,368
HCA Healthcare, Inc.*	1,689	148,362
Humana, Inc.	183	45,397
Laboratory Corp. of America Holdings*	274	43,706
MEDNAX, Inc.*	2,750	146,960
Quest Diagnostics, Inc.	440	43,335
Universal Health Services, Inc. Class B	390	44,206

Total Health Care Providers & Services		744,095
Hotels, Restaurants & Leisure – 3.5%
Cracker Barrel Old Country Store, Inc.(a)	934	148,403
Las Vegas Sands Corp.	489	33,981
Wyndham Worldwide Corp.	408	47,275

Total Hotels, Restaurants & Leisure		229,659
Household Durables – 0.5%
Tupperware Brands Corp.	535	33,544
Household Products – 3.7%
Clorox Co. (The)	680	101,143
Colgate-Palmolive Co.	523	39,460
Energizer Holdings, Inc.	1,288	61,798
Kimberly-Clark Corp.	284	34,268

Total Household Products		236,669
Independent Power & Renewable Electricity Producers – 0.9%
NRG Yield, Inc. Class C	3,214	60,745
Industrial Conglomerates – 1.0%
3M Co.	284	66,845
Insurance – 7.9%
Allstate Corp. (The)	891	93,297
American Financial Group, Inc.	1,290	140,016
CNA Financial Corp.	1,453	77,082
CNO Financial Group, Inc.	2,619	64,663
Lincoln National Corp.	391	30,056
Reinsurance Group of America, Inc.	709	110,554

Total Insurance		515,668
Internet Software & Services – 2.9%
eBay, Inc.*	994	37,513
Facebook, Inc. Class A*	484	85,407
Match Group, Inc.*(a)	2,031	63,591

Total Internet Software & Services		186,511

See Notes to Financial Statements.

126	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

December 31, 2017

Investments	Shares	Value
IT Services – 2.4%
Cognizant Technology Solutions Corp. Class A	668	$47,441
DST Systems, Inc.	811	50,339
Paychex, Inc.	805	54,805

Total IT Services		152,585
Media – 1.3%
Omnicom Group, Inc.	709	51,636
TEGNA, Inc.	2,395	33,722

Total Media		85,358
Metals & Mining – 0.5%
Freeport-McMoRan, Inc.*	1,621	30,734
Multi-Utilities – 1.1%
SCANA Corp.	1,824	72,559
Multiline Retail – 1.0%
Nordstrom, Inc.	1,425	67,516
Oil, Gas & Consumable Fuels – 5.0%
Gulfport Energy Corp.*	9,226	117,724
Kinder Morgan, Inc.	4,433	80,104
Newfield Exploration Co.*	1,240	39,097
ONEOK, Inc.	699	37,362
Southwestern Energy Co.*	4,885	27,258
Williams Cos., Inc. (The)	780	23,782

Total Oil, Gas & Consumable Fuels		325,327
Personal Products – 0.5%
Nu Skin Enterprises, Inc. Class A	451	30,772
Professional Services – 0.5%
Robert Half International, Inc.	523	29,047
Semiconductors & Semiconductor Equipment – 11.4%
Advanced Energy Industries, Inc.*	578	39,003
Applied Materials, Inc.	795	40,640
Cabot Microelectronics Corp.	648	60,964
Cirrus Logic, Inc.*	3,228	167,404
Intel Corp.	1,248	57,608
KLA-Tencor Corp.	414	43,499
Lam Research Corp.	234	43,072
Maxim Integrated Products, Inc.	1,034	54,058
Microchip Technology, Inc.	514	45,170
Micron Technology, Inc.*	813	33,431
NVIDIA Corp.	221	42,764
Teradyne, Inc.	1,240	51,919
Texas Instruments, Inc.	580	60,575

Total Semiconductors & Semiconductor Equipment		740,107
Software – 2.0%
Activision Blizzard, Inc.	906	57,368
Adobe Systems, Inc.*	429	75,178

Total Software		132,546
Specialty Retail – 2.3%
Gap, Inc. (The)	2,596	88,420
Lowe’s Cos., Inc.	661	61,433

Total Specialty Retail		149,853
Textiles, Apparel & Luxury Goods – 1.9%
Hanesbrands, Inc.	5,949	124,394
Tobacco – 0.4%
Philip Morris International, Inc.	264	27,892
Trading Companies & Distributors – 4.7%
Fastenal Co.	1,161	63,495
GATX Corp.	699	43,450
W.W. Grainger, Inc.	533	125,921
Watsco, Inc.	438	74,478

Total Trading Companies & Distributors		307,344
TOTAL COMMON STOCKS (Cost: $6,093,647)		6,503,164
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.7%
United States – 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(b)
(Cost: $176,696)(c)	176,696	176,696
TOTAL INVESTMENTS IN SECURITIES – 102.8% (Cost: $6,270,343)		6,679,860
Other Assets less Liabilities – (2.8)%		(180,343)

NET ASSETS – 100.0%		$6,499,517
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of December 31, 2017.

(c)

At December 31, 2017, the total market value of the Fund’s securities on loan was $315,966 and the total market value of the collateral held by the Fund was $324,060. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $147,364.

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	127

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

December 31, 2017

FINANCIAL DERIVATIVE INSTRUMENTS
TOTAL RETURN SWAP – SHORT EXPOSURE TO REFERENCE ENTITY (OTC – OVER THE COUNTER)
							Value
Fund Pays Total Return of Reference Entity	Fund Receives Fixed Rate (per annum)	Counterparty	Termination Date	Notional Value	Upfront Premiums Paid	Upfront Premiums Received	Unrealized Appreciation	Unrealized Depreciation
S&P 500 Index	1-Month LIBOR plus 0.29%, Monthly	Bank of America Merrill Lynch	4/3/18	$62,553	$—	$—	$—	$(796)
S&P 500 Index	1-Month LIBOR plus 0.35%, Monthly	Bank of America Merrill Lynch	4/12/18	484,763	—	—	—	—
S&P 500 Index	1-Month LIBOR plus 0.18%, Monthly	Bank of America Merrill Lynch	5/2/18	510,850	—	—	—	(6,545)
S&P 500 Index	1-Month LIBOR plus 0.30%, Monthly	Bank of America Merrill Lynch	6/4/18	677,659	—	—	—	(8,673)
S&P 500 Index	1-Month LIBOR plus 0.20%, Monthly	Bank of America Merrill Lynch	8/2/18	526,489	—	—	—	(6,738)
S&P 500 Index	1-Month LIBOR plus 0.40%, Monthly	Bank of America Merrill Lynch	11/2/18	172,021	—	—	—	(2,176)
S&P 500 Index	1-Month LIBOR plus 0.20%, Monthly	Morgan Stanley & Co.	4/12/18	479,550	—	—	—	—
S&P 500 Index	1-Month LIBOR plus 0.20%, Monthly	Morgan Stanley & Co.	6/4/18	677,659	—	—	—	(8,623)
S&P 500 Index	1-Month LIBOR plus 0.26%, Monthly	Morgan Stanley & Co.	7/6/18	542,127	—	—	—	(6,914)
S&P 500 Index	1-Month LIBOR plus 0.20%, Monthly	Morgan Stanley & Co.	8/2/18	531,702	—	—	—	(6,805)
S&P 500 Index	1-Month LIBOR plus 0.47%, Monthly	Morgan Stanley & Co.	11/2/18	218,936	—	—	—	(2,758)
				$4,884,309			$—	$(50,028)

1-Month LIBOR – 1-Month USD London Interbank Offered Rate as of December 31, 2017 was 1.564%.

See Notes to Financial Statements.

128	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

December 31, 2017

Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 99.9%
Aerospace & Defense – 2.2%
Boeing Co. (The)	1,970	$580,972
Lockheed Martin Corp.	5,095	1,635,750

Total Aerospace & Defense		2,216,722
Air Freight & Logistics – 1.0%
United Parcel Service, Inc. Class B	8,880	1,058,052
Banks – 0.6%
East West Bancorp, Inc.	10,719	652,037
Beverages – 0.7%
Brown-Forman Corp. Class B	10,020	688,073
Biotechnology – 1.6%
Amgen, Inc.	2,713	471,791
Gilead Sciences, Inc.	6,568	470,532
United Therapeutics Corp.*	4,212	623,165

Total Biotechnology		1,565,488
Capital Markets – 0.7%
Goldman Sachs Group, Inc. (The)	2,953	752,306
Chemicals – 0.6%
Huntsman Corp.	18,771	624,887
Communications Equipment – 6.8%
Arista Networks, Inc.*	3,471	817,698
InterDigital, Inc.	9,802	746,422
Motorola Solutions, Inc.	19,632	1,773,555
Ubiquiti Networks, Inc.*(a)	48,787	3,464,853

Total Communications Equipment		6,802,528
Consumer Finance – 1.8%
Discover Financial Services	10,587	814,352
Navient Corp.	29,631	394,685
Santander Consumer USA Holdings, Inc.	34,627	644,755

Total Consumer Finance		1,853,792
Containers & Packaging – 1.7%
Crown Holdings, Inc.*	29,635	1,666,969
Diversified Consumer Services – 1.4%
H&R Block, Inc.	54,043	1,417,007
Diversified Telecommunication Services – 2.0%
AT&T, Inc.	29,832	1,159,868
Verizon Communications, Inc.	15,613	826,396

Total Diversified Telecommunication Services		1,986,264
Electric Utilities – 0.4%
PPL Corp.	11,410	353,140
Electronic Equipment, Instruments & Components – 1.1%
Coherent, Inc.*	4,021	1,134,807
Equity Real Estate Investment Trusts (REITs) – 6.3%
Duke Realty Corp.	44,296	1,205,294
GGP, Inc.	63,897	1,494,551
Lamar Advertising Co. Class A	14,264	1,058,959
LaSalle Hotel Properties	26,841	753,427
Park Hotels & Resorts, Inc.	30,541	878,054
Vornado Realty Trust	11,705	915,097

Total Equity Real Estate Investment Trusts (REITs)		6,305,382
Food Products – 3.4%
Hershey Co. (The)	19,238	2,183,705
Hormel Foods Corp.	35,174	1,279,982

Total Food Products		3,463,687
Health Care Equipment & Supplies – 0.9%
Hologic, Inc.*	20,378	871,159
Health Care Providers & Services – 11.4%
AMN Healthcare Services, Inc.*	13,754	677,384
DaVita, Inc.*	11,371	821,555
Encompass Health Corp.	53,809	2,658,703
HCA Healthcare, Inc.*	26,136	2,295,786
Humana, Inc.	2,770	687,154
Laboratory Corp. of America Holdings*	4,127	658,298
MEDNAX, Inc.*	42,343	2,262,810
Quest Diagnostics, Inc.	7,471	735,819
Universal Health Services, Inc. Class B	6,216	704,583

Total Health Care Providers & Services		11,502,092
Hotels, Restaurants & Leisure – 3.5%
Cracker Barrel Old Country Store, Inc.(a)	14,257	2,265,295
Las Vegas Sands Corp.	7,119	494,699
Wyndham Worldwide Corp.	6,212	719,784

Total Hotels, Restaurants & Leisure		3,479,778
Household Durables – 0.5%
Tupperware Brands Corp.	8,257	517,714
Household Products – 3.7%
Clorox Co. (The)	10,222	1,520,420
Colgate-Palmolive Co.	8,977	677,315
Energizer Holdings, Inc.	20,567	986,805
Kimberly-Clark Corp.	4,769	575,427

Total Household Products		3,759,967
Independent Power & Renewable Electricity Producers – 0.9%
NRG Yield, Inc. Class C	48,894	924,097
Industrial Conglomerates – 1.0%
3M Co.	4,197	987,848
Insurance – 7.9%
Allstate Corp. (The)	14,208	1,487,720
American Financial Group, Inc.	19,527	2,119,460
CNA Financial Corp.	21,945	1,164,182
CNO Financial Group, Inc.	42,796	1,056,633
Lincoln National Corp.	6,403	492,199
Reinsurance Group of America, Inc.	10,701	1,668,607

Total Insurance		7,988,801
Internet Software & Services – 2.9%
eBay, Inc.*	17,249	650,977
Facebook, Inc. Class A*	7,648	1,349,566
Match Group, Inc.*(a)	30,954	969,170

Total Internet Software & Services		2,969,713

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	129

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

December 31, 2017

Investments	Shares	Value
IT Services – 2.4%
Cognizant Technology Solutions Corp. Class A	11,008	$781,788
DST Systems, Inc.	12,650	785,186
Paychex, Inc.	12,403	844,396

Total IT Services		2,411,370
Media – 1.3%
Omnicom Group, Inc.	11,226	817,589
TEGNA, Inc.	37,935	534,125

Total Media		1,351,714
Metals & Mining – 0.5%
Freeport-McMoRan, Inc.*	25,725	487,746
Multi-Utilities – 1.1%
SCANA Corp.	27,829	1,107,038
Multiline Retail – 1.1%
Nordstrom, Inc.	22,473	1,064,771
Oil, Gas & Consumable Fuels – 5.0%
Gulfport Energy Corp.*	139,482	1,779,790
Kinder Morgan, Inc.	69,246	1,251,275
Newfield Exploration Co.*	18,644	587,845
ONEOK, Inc.	11,979	640,278
Southwestern Energy Co.*	66,427	370,663
Williams Cos., Inc. (The)	13,803	420,854

Total Oil, Gas& Consumable Fuels		5,050,705
Personal Products – 0.5%
Nu Skin Enterprises, Inc. Class A	6,759	461,167
Professional Services – 0.4%
Robert Half International, Inc.	7,825	434,601
Semiconductors & Semiconductor Equipment – 11.3%
Advanced Energy Industries, Inc.*	7,841	529,111
Applied Materials, Inc.	11,751	600,711
Cabot Microelectronics Corp.	9,868	928,381
Cirrus Logic, Inc.*	49,635	2,574,071
Intel Corp.	19,898	918,492
KLA-Tencor Corp.	6,327	664,778
Lam Research Corp.	3,285	604,670
Maxim Integrated Products, Inc.	15,753	823,567
Microchip Technology, Inc.	8,569	753,044
Micron Technology, Inc.*	13,596	559,068
NVIDIA Corp.	3,373	652,675
Teradyne, Inc.	19,443	814,078
Texas Instruments, Inc.	8,755	914,372

Total Semiconductors & Semiconductor Equipment		11,337,018
Software – 2.1%
Activision Blizzard, Inc.	14,709	931,374
Adobe Systems, Inc.*	6,514	1,141,513

Total Software		2,072,887
Specialty Retail – 2.3%
Gap, Inc. (The)	39,410	1,342,304
Lowe’s Cos., Inc.	10,387	965,368

Total Specialty Retail		2,307,672
Textiles, Apparel & Luxury Goods – 1.9%
Hanesbrands, Inc.	91,506	1,913,390
Tobacco – 0.4%
Philip Morris International, Inc.	4,049	427,777
Trading Companies & Distributors – 4.6%
Fastenal Co.	17,968	982,670
GATX Corp.	9,857	612,711
W.W. Grainger, Inc.	8,203	1,937,959
Watsco, Inc.	6,657	1,131,956

Total Trading Companies & Distributors		4,665,296
TOTAL COMMON STOCKS (Cost: $92,855,913)		100,635,462
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.5%
United States – 4.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(b)
(Cost: $4,524,621)(c)	4,524,621	4,524,621
TOTAL INVESTMENTS IN SECURITIES – 104.4% (Cost: $97,380,534)		105,160,083
Other Assets less Liabilities – (4.4)%		(4,402,101)

NET ASSETS – 100.0%		$100,757,982
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of December 31, 2017.

(c)

At December 31, 2017, the total market value of the Fund’s securities on loan was $5,326,697 and the total market value of the collateral held by the Fund was $5,452,704. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $928,083.

See Notes to Financial Statements.

130	WisdomTree Trust Semi-Annual Report December 31, 2017

Schedule of Investments (unaudited)

WisdomTree Balanced Income Fund (WBAL)

December 31, 2017

Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 100.0%
Domestic Equity – 29.9%
WisdomTree U.S. High Dividend Fund(a)	6,838	$498,080
WisdomTree U.S. LargeCap Dividend Fund(a)	2,707	249,369

Total Domestic Equity		747,449
Emerging Markets Equity – 7.5%
WisdomTree Emerging Markets Dividend Fund(a)	5,630	186,916
Fixed Income – 39.9%
iShares 20+ Year Treasury Bond ETF	536	67,997
iShares MBS ETF	627	66,832
WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund(a)	9,799	497,005
WisdomTree Emerging Markets Local Debt Fund(a)	2,352	90,434
WisdomTree Fundamental U.S. Corporate Bond Fund(a)	2,765	138,140
WisdomTree Interest Rate Hedged High Yield Bond Fund(a)	5,627	135,836

Total Fixed Income		996,244
International Equity – 22.7%
WisdomTree Dynamic Currency Hedged International Equity Fund(a)	8,159	249,176
WisdomTree International High Dividend Fund(a)	7,125	316,278

Total International Equity		565,454
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $2,491,491)		2,496,063
Other Assets less Liabilities – 0.0%		641

NET ASSETS – 100.0%		$2,496,704
(a)	Affiliated company (See Note 3).

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	131

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

December 31, 2017

	WisdomTree Dynamic Currency Hedged Europe Equity Fund	WisdomTree Dynamic Currency Hedged International Equity Fund	WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	WisdomTree Dynamic Currency Hedged Japan Equity Fund
ASSETS:

Investments, at cost	$14,926,520	$440,173,379	$—	$11,034,026	$2,413,908

Investment in affiliates, at cost (Note 3)	—	—	3,172,277	—	—

Foreign currency, at cost	7,390	66,758	446	14,773	1,317
Investments in securities, at value[1,2] (Note 2)	15,738,664	517,073,598	—	11,937,116	2,986,360

Investment in affiliates, at value (Note 3)	—	—	3,745,193	—	—

Cash	377	27,758	317	2,226	2,149

Foreign currency, at value	7,459	67,580	460	14,819	1,320

Unrealized appreciation on foreign currency contracts	512	503,824	3,290	8,552	12,786

Receivables:

Investment securities sold	—	—	6,471	—	—

Dividends	9,570	611,390	—	7,420	4,679

Securities lending income	458	11,382	—	662	41

Foreign tax reclaims	2,844	409,822	—	81	—
Total Assets	15,759,884	518,705,354	3,755,731	11,970,876	3,007,335
LIABILITIES:

Unrealized depreciation on foreign currency contracts	26,228	1,338,193	10,218	55,567	241

Payables:

Cash collateral for securities loaned (Note 2)	33,449	3,121,384	—	260,515	13,901

Investment securities purchased	—	—	—	—	8,639

Advisory fees (Note 3)	5,748	151,533	318	3,160	1,092

Service fees (Note 2)	59	1,906	14	31	11
Total Liabilities	65,484	4,613,016	10,550	319,273	23,884
NET ASSETS	$15,694,400	$514,092,338	$3,745,181	$11,651,603	$2,983,451
NET ASSETS:

Paid-in capital	$15,027,689	$449,124,273	$3,203,798	$10,866,410	$2,612,627

Undistributed (Distributions in excess of) net investment income	25,014	1,026,860	9,936	3,748	(16,405)

Accumulated net realized loss on investments, foreign currency contracts and foreign currency related transactions	(145,046)	(12,153,160)	(34,555)	(74,727)	(197,797)

Net unrealized appreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	786,743	76,094,365	566,002	856,172	585,026
NET ASSETS	$15,694,400	$514,092,338	$3,745,181	$11,651,603	$2,983,451
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	500,000	16,850,000	150,000	350,000	100,000
Net asset value per share	$31.39	$30.51	$24.97	$33.29	$29.83
[1] Includes market value of securities out on loan of:	$41,644	$5,834,535	—	$308,165	$51,333
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

132	WisdomTree Trust Semi-Annual Report December 31, 2017

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

December 31, 2017

	WisdomTree Emerging Markets Dividend Fund	WisdomTree Europe Domestic Economy Fund	WisdomTree Global ex-Mexico Equity Fund	WisdomTree Global Hedged SmallCap Dividend Fund	WisdomTree Global SmallCap Dividend Fund
ASSETS:

Investments, at cost	$20,267,232	$11,884,975	$77,119,318	$1,711,125	$18,036,831

Investment in affiliates, at cost (Note 3)	—	—	—	11,588,349	—

Foreign currency, at cost	15,200	1,667	76,482	3,474	15,419
Investments in securities, at value[1,2] (Note 2)	23,201,294	12,551,000	82,812,254	1,711,125	20,292,307

Investment in affiliates, at value (Note 3)	—	—	—	15,693,137	—

Cash	4,984	15	68,510	15,478	19,631

Foreign currency, at value	15,252	1,677	76,889	3,540	15,709

Unrealized appreciation on foreign currency contracts	—	—	64	24,828	—

Receivables:

Investment securities sold	4,936	—	5,888,952	37,528	—

Dividends	25,816	3,699	75,823	—	26,082

Securities lending income	193	355	577	2,228	1,069

Foreign tax reclaims	—	1,101	2,621	—	3,161
Total Assets	23,252,475	12,557,847	88,925,690	17,487,864	20,357,959
LIABILITIES:

Unrealized depreciation on foreign currency contracts	34	—	403	81,445	—

Payables:

Cash collateral for securities loaned (Note 2)	62,944	143,812	—	1,711,125	625,240

Investment securities purchased	—	—	34,164	—	—

Capital shares redeemed	—	—	5,916,640	—	—

Advisory fees (Note 3)	6,122	4,995	22,373	—	7,148

Service fees (Note 2)	84	46	328	58	73

Foreign capital gains tax	5,419	—	18,487	—	—
Total Liabilities	74,603	148,853	5,992,395	1,792,628	632,461
NET ASSETS	$23,177,872	$12,408,994	$82,933,295	$15,695,236	$19,725,498
NET ASSETS:

Paid-in capital	$20,429,716	$11,836,341	$74,479,072	$9,281,997	$13,324,053

Undistributed (Distributions in excess of) net investment income	(45,472)	361	(46,237)	41,134	440

Accumulated net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(134,966)	(93,842)	2,825,229	2,323,868	4,145,034

Net unrealized appreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	2,928,594	666,134	5,675,231	4,048,237	2,255,971
NET ASSETS	$23,177,872	$12,408,994	$82,933,295	$15,695,236	$19,725,498
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	700,000	400,000	2,800,000	600,000	600,000
Net asset value per share	$33.11	$31.02	$29.62	$26.16	$32.88
[1] Includes market value of securities out on loan of:	$135,293	$148,433	$220,520	$1,676,649	$844,061
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	133

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

December 31, 2017

	WisdomTree ICBCCS S&P China 500 Fund	WisdomTree Strong Dollar Emerging Markets Equity Fund	WisdomTree U.S. Domestic Economy Fund	WisdomTree U.S. Export and Multinational Fund	WisdomTree Fundamental U.S. Corporate Bond Fund
ASSETS:

Investments, at cost	$2,966,239	$4,696,765	$2,140,867	$696,533	$4,926,251

Foreign currency, at cost	45,553	15,772	—	—	—
Investments in securities, at value[1,2] (Note 2)	3,019,726	5,809,464	2,369,721	796,049	4,968,096

Cash	39,826	—	374	45	14,849

Foreign currency, at value	46,069	15,853	—	—	—

Receivables:

Investment securities sold	—	1,143	—	—	—

Dividends	75	1,515	3,167	1,033	—

Securities lending income	—	596	6	1	—

Interest	—	—	—	—	54,222
Total Assets	3,105,696	5,828,571	2,373,268	797,128	5,037,167
LIABILITIES:

Due to custodian	—	11,672	—	—	—

Unrealized depreciation on foreign currency contracts	—	1	—	—	—

Payables:

Cash collateral for securities loaned (Note 2)	—	147,280	5,210	1,297	—

Investment securities purchased	14,466	—	—	—	—

Advisory fees (Note 3)	509	1,516	659	224	768

Service fees (Note 2)	4	21	9	3	19

Foreign capital gains tax	—	15,002	—	—	—
Total Liabilities	14,979	175,492	5,878	1,524	787
NET ASSETS	$3,090,717	$5,653,079	$2,367,390	$795,604	$5,036,380
NET ASSETS:

Paid-in capital	$3,031,766	$4,657,415	$2,145,018	$732,126	$4,998,603

Distributions in excess of net investment income	—	(71,292)	(1,381)	(1)	(314)

Accumulated net investment loss	(436)	—	—	—	—

Accumulated net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	5,384	(30,871)	(5,101)	(36,037)	(3,754)

Net unrealized appreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	54,003	1,097,827	228,854	99,516	41,845
NET ASSETS	$3,090,717	$5,653,079	$2,367,390	$795,604	$5,036,380
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	100,004	200,000	75,000	25,000	100,000
Net asset value per share	$30.91	$28.27	$31.57	$31.82	$50.36
[1] Includes market value of securities out on loan of:	—	$212,887	$8,792	$1,840	—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

134	WisdomTree Trust Semi-Annual Report December 31, 2017

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

December 31, 2017

	WisdomTree Fundamental U.S. High Yield Corporate Bond Fund	WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund	WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund	WisdomTree Dynamic Bearish U.S. Equity Fund	WisdomTree Dynamic Long/Short U.S. Equity Fund
ASSETS:

Investments, at cost	$4,971,015	$4,899,229	$4,851,511	$6,270,343	$97,380,534
Investments in securities, at value[1,2] (Note 2)	5,048,472	4,872,336	4,835,276	6,679,860	105,160,083

Cash	—	53,004	62,334	2,583	15,138

Receivables:

Investment securities sold	—	—	—	38,053	732,126

Capital shares sold	—	—	—	1,299,866	—

Dividends	—	—	—	7,950	151,099

Securities lending income	—	—	—	1,830	33,032

Interest	74,220	45,296	83,791	—	—
Total Assets	5,122,692	4,970,636	4,981,401	8,030,142	106,091,478
LIABILITIES:

Due to custodian	1,877	—	—	—	—

Unrealized depreciation on swap contracts	—	—	—	50,028	—

Payables:

Cash collateral for securities loaned (Note 2)	—	—	—	176,696	4,524,621

Investment securities purchased	—	—	—	1,301,772	768,003

Advisory fees (Note 3)	1,659	760	1,614	2,110	40,501

Service fees (Note 2)	19	19	19	19	371
Total Liabilities	3,555	779	1,633	1,530,625	5,333,496
NET ASSETS	$5,119,137	$4,969,857	$4,979,768	$6,499,517	$100,757,982
NET ASSETS:

Paid-in capital	$4,998,863	$5,000,690	$4,999,856	$7,316,527	$92,049,521

Distributions in excess of net investment income	(436)	(159)	(358)	—	—

Undistributed net investment income/(Accumulated net investment loss)	—	—	—	(398,589)	51,333

Accumulated net realized gain (loss) on investments and swap contracts	43,253	(3,781)	(3,496)	(777,910)	877,579

Net unrealized appreciation (depreciation) on investments and swap contracts	77,457	(26,893)	(16,234)	359,489	7,779,549
NET ASSETS	$5,119,137	$4,969,857	$4,979,768	$6,499,517	$100,757,982
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	100,000	100,000	100,000	250,000	3,100,000
Net asset value per share	$51.19	$49.70	$49.80	$26.00	$32.50
[1] Includes market value of securities out on loan of:	—	—	—	$315,966	$5,326,697
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	135

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

December 31, 2017

WisdomTree Balanced Income Fund
ASSETS:

Investments, at cost	$133,916

Investment in affiliates, at cost (Note 3)	2,357,575
Investments in securities, at value	134,829

Investment in affiliates, at value (Note 3)	2,361,234

Cash	1,642

Receivables:

Investment securities sold	8,825
Total Assets	2,506,530
LIABILITIES:

Payables:

Advisory fees (Note 3)	23

Service fees (Note 2)	3

Income distribution	9,800
Total Liabilities	9,826
NET ASSETS	$2,496,704
NET ASSETS:

Paid-in capital	$2,492,055

Undistributed net investment income	87

Accumulated net realized loss on investments	(10)

Net unrealized appreciation on investments	4,572
NET ASSETS	$2,496,704
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	100,004
Net asset value per share	$24.97

See Notes to Financial Statements.

136	WisdomTree Trust Semi-Annual Report December 31, 2017

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended December 31, 2017

	WisdomTree Dynamic Currency Hedged Europe Equity Fund	WisdomTree Dynamic Currency Hedged International Equity Fund	WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	WisdomTree Dynamic Currency Hedged Japan Equity Fund
INVESTMENT INCOME:

Dividends[1]	$64,622	$5,823,424	$—	$51,735	$30,212

Dividends from affiliates (Note 3)	—	—	23,057	—	—

Non-cash dividends	10,041	533,374	—	3,532	—

Securities lending income (Note 2)	1,288	71,577	—	2,717	163
Total investment income	75,951	6,428,375	23,057	57,984	30,375
EXPENSES:

Advisory fees (Note 3)	22,897	969,399	9,000	11,525	6,923

Service fees (Note 2)	210	10,663	68	106	64
Total expenses	23,107	980,062	9,068	11,631	6,987
Expense waivers (Note 3)	(2,385)	(121,175)	(7,448)	(1,200)	(721)
Net expenses	20,722	858,887	1,620	10,431	6,266
Net investment income	55,229	5,569,488	21,437	47,553	24,109
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(30,424)	6,610	—	(20,647)	11,610

Investment transactions in affiliates (Note 3)	—	—	2,632	—	—

Foreign currency contracts	(31,613)	(4,694,665)	(18,898)	(27,714)	9,235

Foreign currency related transactions	(262)	50,938	—	435	257
Net realized gain (loss)	(62,299)	(4,637,117)	(16,266)	(47,926)	21,102
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	593,883	39,103,525	231,048	640,022	306,719

Foreign currency contracts	(19,522)	11,306	35	(40,300)	(26,221)

Translation of assets and liabilities denominated in foreign currencies	235	(2,533)	10	41	58
Net increase in unrealized appreciation/depreciation	574,596	39,112,298	231,093	599,763	280,556
Net realized and unrealized gain on investments	512,297	34,475,181	214,827	551,837	301,658
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$567,526	$40,044,669	$236,264	$599,390	$325,767
[1] Net of foreign withholding tax of:	$12,233	$396,009	—	$4,207	$3,357

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	137

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended December 31, 2017

	WisdomTree Emerging Markets Dividend Fund	WisdomTree Europe Domestic Economy Fund	WisdomTree Global ex-Mexico Equity Fund	WisdomTree Global Hedged SmallCap Dividend Fund	WisdomTree Global SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$271,103	$24,011	$814,922	$—	$399,152

Dividends from affiliates (Note 3)	—	—	—	359,296	—

Non-cash dividends	505	4,116	27,497	—	15,858

Securities lending income (Note 2)	802	1,513	2,796	4,813	6,365
Total investment income	272,410	29,640	845,215	364,109	421,375
EXPENSES:

Advisory fees (Note 3)	28,191	20,008	148,908	42,230	51,493

Service fees (Note 2)	388	152	1,872	432	527
Total expenses	28,579	20,160	150,780	42,662	52,020
Expense waivers (Note 3)	—	(3,450)	(21,273)	(42,230)	—
Net expenses	28,579	16,710	129,507	432	52,020
Net investment income	243,831	12,930	715,708	363,677	369,355
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	(111,444)	(2,667)	(131,981)	—	(270,825)

Investment transactions in affiliates (Note 3)	—	—	—	49,983	—

In-kind redemptions	—	—	2,988,749	—	4,842,251

In-kind redemptions in affiliates (Note 3)	—	—	—	3,038,534	—

Futures contracts	—	—	—	—	18,613

Foreign currency contracts	(8,743)	107	(21,565)	(198,315)	(13,918)

Foreign currency related transactions	9,313	289	25,095	(1)	14,451
Net realized gain (loss)	(110,874)	(2,271)	2,860,298	2,890,201	4,590,572
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[3]	2,024,158	531,828	5,594,799	(1,624,591)	(2,731,669)

Foreign currency contracts	(34)	—	(320)	(4,730)	8

Translation of assets and liabilities denominated in foreign currencies	(50)	86	888	62	189
Net increase (decrease) in unrealized appreciation/depreciation	2,024,074	531,914	5,595,367	(1,629,259)	(2,731,472)
Net realized and unrealized gain on investments	1,913,200	529,643	8,455,665	1,260,942	1,859,100
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,157,031	$542,573	$9,171,373	$1,624,619	$2,228,455
[1] Net of foreign withholding tax of:	$37,932	$5,112	$30,820	—	$18,369
[2] Net of foreign capital gains tax withheld of:	$22	—	—	—	—
[3] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$4,690	—	$18,487	—	—

See Notes to Financial Statements.

138	WisdomTree Trust Semi-Annual Report December 31, 2017

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months or Period Ended December 31, 2017

	WisdomTree ICBCCS S&P China 500 Fund[1]	WisdomTree Strong Dollar Emerging Markets Equity Fund	WisdomTree U.S. Domestic Economy Fund	WisdomTree U.S. Export and Multinational Fund	WisdomTree Fundamental U.S. Corporate Bond Fund
INVESTMENT INCOME:

Dividends[2]	$77	$59,277	$24,492	$7,961	$—

Interest	—	—	—	—	78,404

Securities lending income (Note 2)	—	2,246	86	4	—
Total investment income	77	61,523	24,578	7,965	78,404
EXPENSES:

Advisory fees (Note 3)	509	16,721	3,653	1,270	7,081

Service fees (Note 2)	4	127	49	17	111
Total expenses	513	16,848	3,702	1,287	7,192
Expense waivers (Note 3)	—	(7,496)	—	—	(2,529)
Net expenses	513	9,352	3,702	1,287	4,663
Net investment income (loss)	(436)	52,171	20,876	6,678	73,741
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain from:

Investment transactions[3]	—	2,926	9,314	18,426	2,263

In-kind redemptions	—	—	61,377	—	—

Foreign currency contracts	9,975	1,049	—	—	—

Foreign currency related transactions	(4,591)	(937)	—	—	—
Net realized gain	5,384	3,038	70,691	18,426	2,263
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[4]	53,487	472,915	174,668	48,056	54,304

Foreign currency contracts	—	(1)	—	—	—

Translation of assets and liabilities denominated in foreign currencies	516	108	—	—	—
Net increase in unrealized appreciation/depreciation	54,003	473,022	174,668	48,056	54,304
Net realized and unrealized gain on investments	59,387	476,060	245,359	66,482	56,567
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$58,951	$528,231	$266,235	$73,160	$130,308
[1] For the period December 21, 2017 (commencement of operations) through December 31, 2017.
[2] Net of foreign withholding tax of:	—	$10,551	—	—	—

[3] Net of foreign capital gains tax withheld of:	—	$45	—	—	—

[4] Includes net increase (decrease) in accrued foreign capital gain taxes of:	—	$14,957	—	—	—

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	139

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended December 31, 2017

	WisdomTree Fundamental U.S. High Yield Corporate Bond Fund	WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund	WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund	WisdomTree Dynamic Bearish U.S. Equity Fund	WisdomTree Dynamic Long/Short U.S. Equity Fund
INVESTMENT INCOME:

Dividends	$—	$—	$—	$58,864	$835,719

Interest	153,869	51,164	126,407	—	—

Securities lending income (Note 2)	—	—	—	5,175	89,058
Total investment income	153,869	51,164	126,407	64,039	924,777
EXPENSES:

Advisory fees (Note 3)	12,596	7,053	12,320	13,956	197,787

Service fees (Note 2)	115	110	113	116	1,642
Total expenses	12,711	7,163	12,433	14,072	199,429
Expense waivers (Note 3)	(2,624)	(2,519)	(2,567)	(1,317)	(18,659)
Net expenses	10,087	4,644	9,866	12,755	180,770
Net investment income	143,782	46,520	116,541	51,284	744,007
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	43,253	(939)	6,427	(134,777)	(892,989)

In-kind redemptions	—	—	—	369,959	2,259,937

Swap contracts	—	—	—	(328,003)	47,366
Net realized gain (loss)	43,253	(939)	6,427	(92,821)	1,414,314
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(108,862)	(19,678)	(91,833)	191,169	5,226,568

Swap contracts	—	—	—	(80,792)	(149,500)
Net increase (decrease) in unrealized appreciation/depreciation	(108,862)	(19,678)	(91,833)	110,377	5,077,068
Net realized and unrealized gain (loss) on investments	(65,609)	(20,617)	(85,406)	17,556	6,491,382
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$78,173	$25,903	$31,135	$68,840	$7,235,389

See Notes to Financial Statements.

140	WisdomTree Trust Semi-Annual Report December 31, 2017

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For the Period Ended December 31, 2017

WisdomTree Balanced Income Fund[1]
INVESTMENT INCOME:

Dividends	$139

Dividends from affiliates (Note 3)	9,774
Total investment income	9,913
EXPENSES:

Advisory fees (Note 3)	301

Service fees (Note 2)	3
Total expenses	304
Expense waivers (Note 3)	(278)
Net expenses	26
Net investment income	9,887
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	1

Investment transactions in affiliates (Note 3)	(11)
Net realized loss	(10)
Net increase in unrealized appreciation/depreciation	4,572
Net realized and unrealized gain on investments	4,562
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,449
[1]	For the period December 21, 2017 (commencement of operations) through December 31, 2017.

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	141

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Dynamic Currency Hedged Europe Equity Fund		WisdomTree Dynamic Currency Hedged International Equity Fund		WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund
	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017	For the Six Months Ended December 31, 2017 (unaudited)	For the Period November 3, 2016* through June 30, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$55,229	$71,245	$5,569,488	$12,196,625	$21,437	$31,640

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(62,299)	684,767	(4,637,117)	6,938,105	(16,266)	(10,932)

Net increase in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	574,596	188,904	39,112,298	44,088,132	231,093	334,909
Net increase in net assets resulting from operations	567,526	944,916	40,044,669	63,222,862	236,264	355,617
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(30,215)	(70,704)	(3,652,852)	(11,473,730)	(11,501)	(14,208)

Capital gains	(87,160)	(22,778)	—	(5,225,655)	(24,789)	—

Return of capital	—	—	—	—	—	(1,288)
Total dividends and distributions	(117,375)	(93,482)	(3,652,852)	(16,699,385)	(36,290)	(15,496)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	13,780,980	—	26,736,160	186,577,247	1,214,233	1,990,877

Cost of shares redeemed	(126)	(4,042,781)	(120)	(25,941,878)	(124)	—
Net increase (decrease) in net assets resulting from capital share transactions	13,780,854	(4,042,781)	26,736,040	160,635,369	1,214,109	1,990,877
Net Increase (Decrease) in Net Assets	14,231,005	(3,191,347)	63,127,857	207,158,846	1,414,083	2,330,998
NET ASSETS:

Beginning of period	$1,463,395	$4,654,742	$450,964,481	$243,805,635	$2,331,098	$100

End of period	$15,694,400	$1,463,395	$514,092,338	$450,964,481	$3,745,181	$2,331,098
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$25,014	$—	$1,026,860	$(889,776)	$9,936	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	50,004	200,004	15,950,004	10,050,004	100,005	5

Shares created	450,000	—	900,000	6,800,000	50,000	100,000

Shares redeemed	(4)	(150,000)	(4)	(900,000)	(5)	—
Shares outstanding, end of period	500,000	50,004	16,850,000	15,950,004	150,000	100,005
*	Commencement of operations.

See Notes to Financial Statements.

142	WisdomTree Trust Semi-Annual Report December 31, 2017

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund		WisdomTree Dynamic Currency Hedged Japan Equity Fund		WisdomTree Emerging Markets Dividend Fund
	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$47,553	$60,535	$24,109	$66,141	$243,831	$214,781

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(47,926)	163,620	21,102	556,311	(110,874)	(7,554)

Net increase in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	599,763	256,119	280,556	405,702	2,024,074	817,504
Net increase in net assets resulting from operations	599,390	480,274	325,767	1,028,154	2,157,031	1,024,731
DIVIDENDS:

Net investment income	(47,412)	(61,314)	(99,141)	(71,748)	(370,106)	(164,213)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	8,087,553	1,516,849	—	—	9,505,661	8,462,255

Cost of shares redeemed	(129)	(1,311,143)	(118)	(2,648,607)	(127)	—
Net increase (decrease) in net assets resulting from capital share transactions	8,087,424	205,706	(118)	(2,648,607)	9,505,534	8,462,255
Net Increase (Decrease) in Net Assets	8,639,402	624,666	226,508	(1,692,201)	11,292,459	9,322,773
NET ASSETS:

Beginning of period	$3,012,201	$2,387,535	$2,756,943	$4,449,144	$11,885,413	$2,562,640

End of period	$11,651,603	$3,012,201	$2,983,451	$2,756,943	$23,177,872	$11,885,413
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$3,748	$3,607	$(16,405)	$58,627	$(45,472)	$80,803
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	100,004	100,004	100,004	200,004	400,004	100,004

Shares created	250,000	50,000	—	—	300,000	300,000

Shares redeemed	(4)	(50,000)	(4)	(100,000)	(4)	—
Shares outstanding, end of period	350,000	100,004	100,000	100,004	700,000	400,004

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	143

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Europe Domestic Economy Fund		WisdomTree Global ex-Mexico Equity Fund		WisdomTree Global Hedged SmallCap Dividend Fund
	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017	For the Six Months Ended December 31, 2017 (unaudited)	For the Period February 10, 2017* through June 30, 2017	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$12,930	$55,861	$715,708	$56,584	$363,677	$724,272

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(2,271)	185,835	2,860,298	(31,668)	2,890,201	3,345,431

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	531,914	664,458	5,595,367	79,864	(1,629,259)	1,148,402
Net increase in net assets resulting from operations	542,573	906,154	9,171,373	104,780	1,624,619	5,218,105
DIVIDENDS:

Net investment income	(14,100)	(59,154)	(807,430)	(14,500)	(318,699)	(692,894)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	9,099,891	1,406,449	57,908,826	50,951,759	—	2,183,287

Cost of shares redeemed	(121)	(2,601,100)	(34,381,613)	—	(10,083,383)	(17,437,362)
Net increase (decrease) in net assets resulting from capital share transactions	9,099,770	(1,194,651)	23,527,213	50,951,759	(10,083,383)	(15,254,075)
Net Increase (Decrease) in Net Assets	9,628,243	(347,651)	31,891,156	51,042,039	(8,777,463)	(10,728,864)
NET ASSETS:

Beginning of period	$2,780,751	$3,128,402	$51,042,139	$100	$24,472,699	$35,201,563

End of period	$12,408,994	$2,780,751	$82,933,295	$51,042,139	$15,695,236	$24,472,699
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$361	$1,531	$(46,237)	$45,485	$41,134	$(3,844)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	100,004	150,004	1,900,004	4	1,000,005	1,700,005

Shares created	300,000	50,000	2,100,000	1,900,000	—	100,000

Shares redeemed	(4)	(100,000)	(1,200,004)	—	(400,005)	(800,000)
Shares outstanding, end of period	400,000	100,004	2,800,000	1,900,004	600,000	1,000,005
*	Commencement of operations.

See Notes to Financial Statements.

144	WisdomTree Trust Semi-Annual Report December 31, 2017

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Global SmallCap Dividend Fund		WisdomTree ICBCCS S&P China 500 Fund	WisdomTree Strong Dollar Emerging Markets Equity Fund
	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017	For the Period December 21, 2017* through December 31, 2017 (unaudited)	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$369,355	$743,838	$(436)	$52,171	$129,153

Net realized gain on investments, futures contracts, foreign currency contracts and foreign currency related transactions	4,590,572	4,636,238	5,384	3,038	799,155

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(2,731,472)	52,624	54,003	473,022	405,090
Net increase in net assets resulting from operations	2,228,455	5,432,700	58,951	528,231	1,333,398
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(441,577)	(809,961)	—	(189,475)	(136,065)

Capital gains	—	—	—	(263,566)	—
Total dividends and distributions	(441,577)	(809,961)	—	(453,041)	(136,065)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	6,494,895	10,918,433	3,031,646	—	2,451,358

Cost of shares redeemed	(16,117,264)	(24,696,254)	—	(115)	(5,226,266)
Net increase (decrease) in net assets resulting from capital share transactions	(9,622,369)	(13,777,821)	3,031,646	(115)	(2,774,908)
Net Increase (Decrease) in Net Assets	(7,835,491)	(9,155,082)	3,090,597	75,075	(1,577,575)
NET ASSETS:

Beginning of period	$27,560,989	$36,716,071	$120	$5,578,004	$7,155,579

End of period	$19,725,498	$27,560,989	$3,090,717	$5,653,079	$5,578,004
Distributions in excess of net investment income	$—	$—	$—	$(71,292)	$—
Undistributed net investment income/(Accumulated net investment loss) included in net assets at end of period	$440	$72,662	$(436)	$—	$66,012
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	900,004	1,400,004	4	200,004	300,004

Shares created	200,000	400,000	100,000	—	100,000

Shares redeemed	(500,004)	(900,000)	—	(4)	(200,000)
Shares outstanding, end of period	600,000	900,004	100,004	200,000	200,004
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	145

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. Domestic Economy Fund		WisdomTree U.S. Export and Multinational Fund		WisdomTree Fundamental U.S. Corporate Bond Fund
	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$20,876	$24,952	$6,678	$18,270	$73,741	$136,429

Net realized gain on investments	70,691	156,946	18,426	177,648	2,263	18,609

Net increase (decrease) in unrealized appreciation/depreciation on investments	174,668	(7,456)	48,056	60,504	54,304	(81,673)
Net increase in net assets resulting from operations	266,235	174,442	73,160	256,422	130,308	73,365
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(26,703)	(26,923)	(7,137)	(19,918)	(81,472)	(130,242)

Capital gains	—	—	—	—	—	(24,488)
Total dividends and distributions	(26,703)	(26,923)	(7,137)	(19,918)	(81,472)	(154,730)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	778,402	2,828,489	—	1,418,799	—	—

Cost of shares redeemed	(784,914)	(2,130,956)	—	(2,137,207)	(100)	—
Net increase (decrease) in net assets resulting from capital share transactions	(6,512)	697,533	—	(718,408)	(100)	—
Net Increase (Decrease) in Net Assets	233,020	845,052	66,023	(481,904)	48,736	(81,365)
NET ASSETS:

Beginning of period	$2,134,370	$1,289,318	$729,581	$1,211,485	$4,987,644	$5,069,009

End of period	$2,367,390	$2,134,370	$795,604	$729,581	$5,036,380	$4,987,644
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$(1,381)	$4,446	$(1)	$458	$(314)	$7,417
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	75,000	50,000	25,000	50,000	100,002	100,002

Shares created	25,000	100,000	—	50,000	—	—

Shares redeemed	(25,000)	(75,000)	—	(75,000)	(2)	—
Shares outstanding, end of period	75,000	75,000	25,000	25,000	100,000	100,002

See Notes to Financial Statements.

146	WisdomTree Trust Semi-Annual Report December 31, 2017

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Fundamental U.S. High Yield Corporate Bond Fund		WisdomTree Fundamental U.S. Short- Term Corporate Bond Fund		WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund
	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$143,782	$279,807	$46,520	$79,024	$116,541	$242,596

Net realized gain (loss) on investments	43,253	77,482	(939)	(2,024)	6,427	115,899

Net increase (decrease) in unrealized appreciation/depreciation on investments	(108,862)	146,656	(19,678)	(26,151)	(91,833)	45,424
Net increase in net assets resulting from operations	78,173	503,945	25,903	50,849	31,135	403,919
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(147,650)	(278,712)	(50,202)	(76,502)	(118,592)	(242,405)

Capital gains	(40,262)	(37,220)	—	—	(71,568)	(54,254)
Total dividends and distributions	(187,912)	(315,932)	(50,202)	(76,502)	(190,160)	(296,659)
CAPITAL SHARE TRANSACTIONS:

Cost of shares redeemed	(104)	—	(101)	—	(102)	—
Net decrease in net assets resulting from capital share transactions	(104)	—	(101)	—	(102)	—
Net Increase (Decrease) in Net Assets	(109,843)	188,013	(24,400)	(25,653)	(159,127)	107,260
NET ASSETS:

Beginning of period	$5,228,980	$5,040,967	$4,994,257	$5,019,910	$5,138,895	$5,031,635

End of period	$5,119,137	$5,228,980	$4,969,857	$4,994,257	$4,979,768	$5,138,895
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$(436)	$3,432	$(159)	$3,523	$(358)	$1,693
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	100,002	100,002	100,002	100,002	100,002	100,002

Shares created	—	—	—	—	—	—

Shares redeemed	(2)	—	(2)	—	(2)	—
Shares outstanding, end of period	100,000	100,002	100,000	100,002	100,000	100,002

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	147

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree Dynamic Bearish U.S. Equity Fund		WisdomTree Dynamic Long/Short U.S. Equity Fund		WisdomTree Balanced Income Fund
	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017	For the Period December 21, 2017* through December 31, 2017 (unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$51,284	$93,654	$744,007	$580,995	$9,887

Net realized gain (loss) on investments and swap contracts	(92,821)	305,245	1,414,314	1,521,047	(10)

Net increase in unrealized appreciation/depreciation on investments and swap contracts	110,377	33,433	5,077,068	2,481,147	4,572
Net increase in net assets resulting from operations	68,840	432,332	7,235,389	4,583,189	14,449
DIVIDENDS:

Net investment income	—	—	(999,130)	(523,310)	(9,800)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	5,099,422	9,895,363	58,635,172	42,572,631	2,491,955

Cost of shares redeemed	(3,812,344)	(16,111,233)	(16,910,739)	(11,193,537)	—
Net increase (decrease) in net assets resulting from capital share transactions	1,287,078	(6,215,870)	41,724,433	31,379,094	2,491,955
Net Increase (Decrease) in Net Assets	1,355,918	(5,783,538)	47,960,692	35,438,973	2,496,604
NET ASSETS:

Beginning of period	$5,143,599	$10,927,137	$52,797,290	$17,358,317	$100

End of period	$6,499,517	$5,143,599	$100,757,982	$52,797,290	$2,496,704
Undistributed net investment income/(Accumulated net investment loss) included in net assets at end of period	$(398,589)	$(449,873)	$51,333	$306,456	$87
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	200,004	450,004	1,750,004	650,004	4

Shares created	200,000	400,000	1,900,000	1,500,000	100,000

Shares redeemed	(150,004)	(650,000)	(550,004)	(400,000)	—
Shares outstanding, end of period	250,000	200,004	3,100,000	1,750,004	100,004
*	Commencement of operations.

See Notes to Financial Statements.

148	WisdomTree Trust Semi-Annual Report December 31, 2017

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dynamic Currency Hedged Europe Equity Fund	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017	For the Period January 7, 2016* through June 30, 2016
Net asset value, beginning of period	$29.27	$23.27	$24.25
Investment operations:
Net investment income[1]	0.18	0.47	0.70
Net realized and unrealized gain (loss)	2.17	6.08	(1.11)
Total from investment operations	2.35	6.55	(0.41)
Dividends and distributions to shareholders:
Net investment income	(0.06)	(0.44)	(0.57)
Capital gains	(0.17)	(0.11)	—
Total dividends and distributions to shareholders	(0.23)	(0.55)	(0.57)
Net asset value, end of period	$31.39	$29.27	$23.27

TOTAL RETURN[2]	8.05%	28.55%	(1.81)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$15,694	$1,463	$4,655
Ratios to average net assets of:
Expenses, net of expense waivers	0.43%[3]	0.43%	0.43%[3]
Expenses, prior to expense waivers	0.48%[3]	0.48%	0.48%[3]
Net investment income	1.16%[3]	1.86%	6.02%[3]
Portfolio turnover rate[4]	5%	12%	25%

WisdomTree Dynamic Currency Hedged International Equity Fund	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017	For the Period January 7, 2016* through June 30, 2016
Net asset value, beginning of period	$28.27	$24.26	$24.18
Investment operations:
Net investment income[1]	0.34	0.98	0.79
Net realized and unrealized gain (loss)	2.12	4.32	(0.35)
Total from investment operations	2.46	5.30	0.44
Dividends and distributions to shareholders:
Net investment income	(0.22)	(0.83)	(0.36)
Capital gains	—	(0.46)	—
Total dividends and distributions to shareholders	(0.22)	(1.29)	(0.36)
Net asset value, end of period	$30.51	$28.27	$24.26

TOTAL RETURN[2]	8.72%	22.25%	1.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$514,092	$450,964	$243,806
Ratios to average net assets of:
Expenses, net of expense waivers	0.35%[3]	0.35%	0.35%[3]
Expenses, prior to expense waivers	0.40%[3]	0.40%	0.40%[3]
Net investment income	2.30%[3]	3.67%	6.79%[3]
Portfolio turnover rate[4]	2%	27%	28%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	149

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund	For the Six Months Ended December 31, 2017 (unaudited)	For the Period November 3, 2016* through June 30, 2017
Net asset value, beginning of period	$23.31	$19.63
Investment operations:
Net investment income[1]	0.17	0.32
Net realized and unrealized gain	1.74	3.52
Total from investment operations	1.91	3.84
Dividends and distributions to shareholders:
Net investment income	(0.08)	(0.15)
Capital gains	(0.17)	—
Return of capital	—	(0.01)
Total dividends and distributions to shareholders	(0.25)	(0.16)
Net asset value, end of period	$24.97	$23.31

TOTAL RETURN[2]	8.18%	19.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,745	$2,331
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.10%[4]	0.10%[4]
Expenses, prior to expense waivers	0.58%[4]	0.58%[4]
Net investment income	1.38%[4]	2.23%[4]
Portfolio turnover rate[5]	2%	4%

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017	For the Period January 7, 2016* through June 30, 2016
Net asset value, beginning of period	$30.12	$23.87	$24.24
Investment operations:
Net investment income[1]	0.32	0.86	0.52
Net realized and unrealized gain (loss)	3.06	6.18	(0.41)
Total from investment operations	3.38	7.04	0.11
Dividends to shareholders:
Net investment income	(0.21)	(0.79)	(0.48)
Net asset value, end of period	$33.29	$30.12	$23.87

TOTAL RETURN[2]	11.24%	29.80%	0.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$11,652	$3,012	$2,388
Ratios to average net assets of:
Expenses, net of expense waivers	0.43%[4]	0.43%	0.43%[4]
Expenses, prior to expense waivers	0.48%[4]	0.48%	0.48%[4]
Net investment income	1.98%[4]	3.16%	4.42%[4]
Portfolio turnover rate[5]	2%	75%	50%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

150	WisdomTree Trust Semi-Annual Report December 31, 2017

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dynamic Currency Hedged Japan Equity Fund	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017	For the Period January 7, 2016* through June 30, 2016
Net asset value, beginning of period	$27.57	$22.25	$24.38
Investment operations:
Net investment income[1]	0.24	0.38	0.28
Net realized and unrealized gain (loss)	3.01	5.32	(2.22)
Total from investment operations	3.25	5.70	(1.94)
Dividends to shareholders:
Net investment income	(0.99)	(0.38)	(0.19)
Net asset value, end of period	$29.83	$27.57	$22.25

TOTAL RETURN[2]	11.97%	25.70%	(8.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,983	$2,757	$4,449
Ratios to average net assets of:
Expenses, net of expense waivers	0.43%[3]	0.43%	0.43%[3]
Expenses, prior to expense waivers	0.48%[3]	0.48%	0.48%[3]
Net investment income	1.67%[3]	1.51%	2.50%[3]
Portfolio turnover rate[4]	2%	15%	22%

WisdomTree Emerging Markets Dividend Fund	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017	For the Period April 7, 2016* through June 30, 2016
Net asset value, beginning of period	$29.71	$25.63	$24.53
Investment operations:
Net investment income[1]	0.44	0.96	0.36
Net realized and unrealized gain	3.55	3.96	0.87
Total from investment operations	3.99	4.92	1.23
Dividends to shareholders:
Net investment income	(0.59)	(0.84)	(0.13)
Net asset value, end of period	$33.11	$29.71	$25.63

TOTAL RETURN[2]	13.53%	19.46%	5.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$23,178	$11,885	$2,563
Ratios to average net assets of:
Expenses	0.32%[3]	0.32%	0.32%[3]
Net investment income	2.77%[3]	3.38%	6.14%[3]
Portfolio turnover rate[4]	27%	15%	4%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Dynamic Currency Hedged Japan Equity Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	151

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Domestic Economy Fund	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017	For the Period October 29, 2015* through June 30, 2016
Net asset value, beginning of period	$27.81	$20.86	$24.70
Investment operations:
Net investment income[1]	0.06	0.44	0.52
Net realized and unrealized gain (loss)	3.19	7.06	(3.87)
Total from investment operations	3.25	7.50	(3.35)
Dividends to shareholders:
Net investment income	(0.04)	(0.55)	(0.49)
Net asset value, end of period	$31.02	$27.81	$20.86

TOTAL RETURN[2]	11.69%	36.05%	(13.76)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$12,409	$2,781	$3,128
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%[3]	0.48%	0.48%[3]
Expenses, prior to expense waivers	0.58%[3]	0.58%	0.58%[3]
Net investment income	0.37%[3]	1.85%	3.32%[3]
Portfolio turnover rate[4]	2%	12%	22%

WisdomTree Global ex-Mexico Equity Fund	For the Six Months Ended December 31, 2017 (unaudited)	For the Period February 10, 2017* through June 30, 2017
Net asset value, beginning of period	$26.86	$25.22
Investment operations:
Net investment income[1]	0.24	0.21
Net realized and unrealized gain	2.77	1.50
Total from investment operations	3.01	1.71
Dividends to shareholders:
Net investment income	(0.25)	(0.07)
Net asset value, end of period	$29.62	$26.86

TOTAL RETURN[2]	11.24%	6.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$82,933	$51,042
Ratios to average net assets of:
Expenses, net of expense waivers	0.30%[3]	0.30%[3]
Expenses, prior to expense waivers	0.35%[3]	0.35%[3]
Net investment income	1.68%[3]	2.15%[3]
Portfolio turnover rate[4]	8%	2%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

152	WisdomTree Trust Semi-Annual Report December 31, 2017

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Hedged SmallCap Dividend Fund	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017	For the Period November 19, 2015* through June 30, 2016
Net asset value, beginning of period	$24.47	$20.71	$20.23
Investment operations:
Net investment income[1]	0.47	0.69	0.39
Net realized and unrealized gain	1.63	3.79	0.45
Total from investment operations	2.10	4.48	0.84
Dividends to shareholders:
Net investment income	(0.41)	(0.72)	(0.36)
Net asset value, end of period	$26.16	$24.47	$20.71

TOTAL RETURN[2]	8.65%	21.89%	4.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$15,695	$24,473	$35,202
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.00%[4,5]	0.00%[5]	0.00%[4,5]
Expenses, prior to expense waivers	0.43%[4]	0.43%	0.43%[4]
Net investment income	3.70%[4]	2.97%	3.23%[4]
Portfolio turnover rate[6]	1%	3%	3%

WisdomTree Global SmallCap Dividend Fund	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017	For the Period November 12, 2015* through June 30, 2016
Net asset value, beginning of period	$30.62	$26.23	$24.58
Investment operations:
Net investment income[1]	0.49	0.80	0.61
Net realized and unrealized gain	2.37	4.53	1.52
Total from investment operations	2.86	5.33	2.13
Dividends to shareholders:
Net investment income	(0.60)	(0.94)	(0.48)
Net asset value, end of period	$32.88	$30.62	$26.23

TOTAL RETURN[2]	9.40%	20.56%	8.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$19,725	$27,561	$36,716
Ratios to average net assets of:
Expenses	0.43%[4]	0.43%	0.43%[4]
Net investment income	3.08%[4]	2.76%	3.88%[4]
Portfolio turnover rate[6]	25%	33%	8%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Global Hedged SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]	Amount represents less than 0.005%.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	153

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree ICBCCS S&P China 500 Fund	For the Period December 21, 2017* through December 31, 2017 (unaudited)
Net asset value, beginning of period	$30.57
Investment operations:
Net investment loss[1]	(0.00)[2]
Net realized and unrealized gain	0.34
Total from investment operations	0.34
Net asset value, end of period	$30.91

TOTAL RETURN[3]	1.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,091
Ratios to average net assets of:
Expenses	0.55%[4]
Net investment loss	(0.47)%[4]
Portfolio turnover rate[5]	0%

WisdomTree Strong Dollar Emerging Markets Equity Fund	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017	For the Period October 29, 2015* through June 30, 2016
Net asset value, beginning of period	$27.89	$23.85	$24.58
Investment operations:
Net investment income[1]	0.26	0.38	0.12
Net realized and unrealized gain (loss)	2.39	4.00	(0.83)
Total from investment operations	2.65	4.38	(0.71)
Dividends and distributions to shareholders:
Net investment income	(0.95)	(0.34)	(0.02)
Capital gains	(1.32)	—	—
Total dividends and distributions to shareholders	(2.27)	(0.34)	(0.02)
Net asset value, end of period	$28.27	$27.89	$23.85

TOTAL RETURN[3]	9.84%	18.52%	(2.88)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,653	$5,578	$7,156
Ratios to average net assets of:
Expenses, net of expense waivers	0.32%[4]	0.58%[6]	0.58%[4]
Expenses, prior to expense waivers	0.58%[4]	0.58%[6]	0.58%[4]
Net investment income	1.81%[4]	1.51%	0.78%[4]
Portfolio turnover rate[5]	4%	51%	74%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Strong Dollar Emerging Markets Equity Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]	Effective June 30, 2017, the investment advisor contractually agreed to limit the advisory fee to 0.32% through October 31, 2018, unless earlier terminated by the Board of Trustees of the Trust.

See Notes to Financial Statements.

154	WisdomTree Trust Semi-Annual Report December 31, 2017

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Domestic Economy Fund	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017	For the Period July 21, 2015* through June 30, 2016
Net asset value, beginning of period	$28.46	$25.79	$24.85
Investment operations:
Net investment income[1]	0.28	0.44	0.43
Net realized and unrealized gain	3.19	2.71	0.94
Total from investment operations	3.47	3.15	1.37
Dividends to shareholders:
Net investment income	(0.36)	(0.48)	(0.43)
Net asset value, end of period	$31.57	$28.46	$25.79

TOTAL RETURN[2]	12.25%	12.34%	5.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,367	$2,134	$1,289
Ratios to average net assets of:
Expenses	0.33%[3]	0.33%	0.33%[3]
Net investment income	1.89%[3]	1.61%	1.89%[3]
Portfolio turnover rate[4]	18%	40%	23%

WisdomTree U.S. Export and Multinational Fund	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017	For the Period July 21, 2015* through June 30, 2016
Net asset value, beginning of period	$29.18	$24.23	$24.88
Investment operations:
Net investment income[1]	0.27	0.39	0.36
Net realized and unrealized gain (loss)	2.66	5.04	(0.63)
Total from investment operations	2.93	5.43	(0.27)
Dividends to shareholders:
Net investment income	(0.29)	(0.48)	(0.38)
Net asset value, end of period	$31.82	$29.18	$24.23

TOTAL RETURN[2]	10.05%	22.55%	(1.03)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$796	$730	$1,211
Ratios to average net assets of:
Expenses	0.33%[3]	0.33%	0.33%[3]
Net investment income	1.74%[3]	1.47%	1.61%[3]
Portfolio turnover rate[4]	15%	57%	21%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	155

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Fundamental U.S. Corporate Bond Fund	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$49.88	$50.69	$49.96
Investment operations:
Net investment income[1]	0.74	1.36	0.22
Net realized and unrealized gain (loss)	0.55	(0.63)	0.72
Total from investment operations	1.29	0.73	0.94
Dividends and distributions to shareholders:
Net investment income	(0.81)	(1.30)	(0.21)
Capital gains	—	(0.24)	—
Total dividends and distributions to shareholders	(0.81)	(1.54)	(0.21)
Net asset value, end of period	$50.36	$49.88	$50.69

TOTAL RETURN[2]	2.61%	1.52%	1.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,036	$4,988	$5,069
Ratios to average net assets of:
Expenses, net of expense waivers	0.18%[3]	0.18%	0.18%[3]
Expenses, prior to expense waivers	0.28%[3]	0.28%	0.28%[3]
Net investment income	2.92%[3]	2.74%	2.50%[3]
Portfolio turnover rate[4]	7%	45%	3%

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$52.29	$50.41	$50.19
Investment operations:
Net investment income[1]	1.44	2.80	0.47
Net realized and unrealized gain (loss)	(0.66)	2.24	0.20
Total from investment operations	0.78	5.04	0.67
Dividends and distributions to shareholders:
Net investment income	(1.48)	(2.79)	(0.45)
Capital gains	(0.40)	(0.37)	—
Total dividends and distributions to shareholders	(1.88)	(3.16)	(0.45)
Net asset value, end of period	$51.19	$52.29	$50.41

TOTAL RETURN[2]	1.50%	10.23%	1.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,119	$5,229	$5,041
Ratios to average net assets of:
Expenses, net of expense waivers	0.38%[3]	0.38%	0.38%[3]
Expenses, prior to expense waivers	0.48%[3]	0.48%	0.48%[3]
Net investment income	5.48%[3]	5.38%	5.31%[3]
Portfolio turnover rate[4]	12%	51%	0%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

156	WisdomTree Trust Semi-Annual Report December 31, 2017

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$49.94	$50.20	$49.98
Investment operations:
Net investment income[1]	0.47	0.79	0.12
Net realized and unrealized gain (loss)	(0.21)	(0.28)	0.21
Total from investment operations	0.26	0.51	0.33
Dividends to shareholders:
Net investment income	(0.50)	(0.77)	(0.11)
Net asset value, end of period	$49.70	$49.94	$50.20

TOTAL RETURN[2]	0.52%	1.02%	0.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,970	$4,994	$5,020
Ratios to average net assets of:
Expenses, net of expense waivers	0.18%[3]	0.18%	0.18%[3]
Expenses, prior to expense waivers	0.28%[3]	0.28%	0.28%[3]
Net investment income	1.85%[3]	1.58%	1.35%[3]
Portfolio turnover rate[4]	19%	38%	14%

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$51.39	$50.32	$49.95
Investment operations:
Net investment income[1]	1.17	2.43	0.51
Net realized and unrealized gain (loss)	(0.85)	1.60	0.35
Total from investment operations	0.32	4.03	0.86
Dividends and distributions to shareholders:
Net investment income	(1.19)	(2.42)	(0.49)
Capital gains	(0.72)	(0.54)	—
Total dividends and distributions to shareholders	(1.91)	(2.96)	(0.49)
Net asset value, end of period	$49.80	$51.39	$50.32

TOTAL RETURN[2]	0.61%	8.19%	1.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,980	$5,139	$5,032
Ratios to average net assets of:
Expenses, net of expense waivers	0.38%[3]	0.38%	0.38%[3]
Expenses, prior to expense waivers	0.48%[3]	0.48%	0.48%[3]
Net investment income	4.54%[3]	4.72%	5.66%[3]
Portfolio turnover rate[4]	23%	69%	0%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	157

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dynamic Bearish U.S. Equity Fund	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017	For the Period December 23, 2015* through June 30, 2016
Net asset value, beginning of period	$25.72	$24.28	$24.30
Investment operations:
Net investment income[1]	0.25	0.47	0.08
Net realized and unrealized gain (loss)	0.03	0.97	(0.06)
Total from investment operations	0.28	1.44	0.02
Distributions to shareholders:
Return of capital	—	—	(0.04)
Net asset value, end of period	$26.00	$25.72	$24.28

TOTAL RETURN[2]	1.09%	5.93%	0.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$6,500	$5,144	$10,927
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%[3]	0.48%	0.48%[3]
Expenses, prior to expense waivers	0.53%[3]	0.53%	0.53%[3]
Net investment income	1.95%[3]	1.90%	0.60%[3]
Portfolio turnover rate[4]	65%	153%	4%

WisdomTree Dynamic Long/Short U.S. Equity Fund	For the Six Months Ended December 31, 2017 (unaudited)	For the Year Ended June 30, 2017	For the Period December 23, 2015* through June 30, 2016
Net asset value, beginning of period	$30.17	$26.70	$25.13
Investment operations:
Net investment income[1]	0.31	0.55	0.24
Net realized and unrealized gain	2.34	3.47	1.49
Total from investment operations	2.65	4.02	1.73
Dividends to shareholders:
Net investment income	(0.32)	(0.55)	(0.16)
Net asset value, end of period	$32.50	$30.17	$26.70

TOTAL RETURN[2]	8.79%	15.25%	6.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$100,758	$52,797	$17,358
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%[3]	0.48%	0.48%[3]
Expenses, prior to expense waivers	0.53%[3]	0.53%	0.53%[3]
Net investment income	1.99%[3]	1.95%	1.80%[3]
Portfolio turnover rate[4]	65%	126%	70%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

158	WisdomTree Trust Semi-Annual Report December 31, 2017

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Balanced Income Fund	For the Period December 21, 2017* through December 31, 2017 (unaudited)
Net asset value, beginning of period	$24.92
Investment operations:
Net investment income[1]	0.10
Net realized and unrealized gain	0.05
Total from investment operations	0.15
Dividends to shareholders:
Net investment income	(0.10)
Net asset value, end of period	$24.97

TOTAL RETURN[2]	0.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,497
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.03%[4]
Expenses, prior to expense waivers	0.40%[4]
Net investment income	0.40%
Portfolio turnover rate[5]	0%[6]
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund Invests.

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]	Amount represents less than 1%.

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2017	159

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of December 31, 2017, the Trust consisted of 88 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Dynamic Currency Hedged Europe Equity Fund (“Dynamic Currency Hedged Europe Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	January 7, 2016
WisdomTree Dynamic Currency Hedged International Equity Fund (“Dynamic Currency Hedged International Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	January 7, 2016

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (“Dynamic Currency Hedged International Quality Dividend Growth Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)

November 3, 2016
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (“Dynamic Currency Hedged International SmallCap Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	January 7, 2016
WisdomTree Dynamic Currency Hedged Japan Equity Fund (“Dynamic Currency Hedged Japan Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	January 7, 2016
WisdomTree Emerging Markets Dividend Fund (“Emerging Markets Dividend Fund’’)	April 7, 2016
WisdomTree Europe Domestic Economy Fund (“Europe Domestic Economy Fund’’)	October 29, 2015
WisdomTree Global ex-Mexico Equity Fund (“Global ex-Mexico Equity Fund’’)	February 10, 2017
WisdomTree Global Hedged SmallCap Dividend Fund (“Global Hedged SmallCap Dividend Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	November 19, 2015
WisdomTree Global SmallCap Dividend Fund (“Global SmallCap Dividend Fund’’)	November 12, 2015
WisdomTree ICBCCS S&P China 500 Fund (“ICBCCS S&P China 500 Fund’’)	December 21, 2017
WisdomTree Strong Dollar Emerging Markets Equity Fund (“Strong Dollar Emerging Markets Equity Fund’’)	October 29, 2015
WisdomTree U.S. Domestic Economy Fund (“U.S. Domestic Economy Fund’’)	July 21, 2015
WisdomTree U.S. Export and Multinational Fund (“U.S. Export and Multinational Fund’’)	July 21, 2015
WisdomTree Fundamental U.S. Corporate Bond Fund (“Fundamental U.S. Corporate Bond Fund’’)	April 27, 2016
WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (“Fundamental U.S. High Yield Corporate Bond Fund’’)	April 27, 2016
WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (“Fundamental U.S. Short-Term Corporate Bond Fund’’)	April 27, 2016
WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (“Fundamental U.S. Short-Term High Yield Corporate Bond Fund’’)	April 27, 2016
WisdomTree Dynamic Bearish U.S. Equity Fund (“Dynamic Bearish U.S. Equity Fund’’)	December 23, 2015
WisdomTree Dynamic Long/Short U.S. Equity Fund (“Dynamic Long/Short U.S. Equity Fund’’)	December 23, 2015
WisdomTree Balanced Income Fund (“Balanced Income Fund’’)	December 21, 2017

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”) or an Index developed by a third party. WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (‘‘WTAM’’), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

160	WisdomTree Trust Semi-Annual Report December 31, 2017

Notes to Financial Statements (unaudited) (continued)

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time, except, foreign currency contracts on Asian currencies for Global Hedged SmallCap Dividend Fund are valued using WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Swap contracts are generally marked to market daily based upon values from independent pricing service providers or quotations from broker-dealers to the extent available.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants

WisdomTree Trust Semi-Annual Report December 31, 2017	161

Notes to Financial Statements (unaudited) (continued)

would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing each Fund’s assets:

Dynamic Currency Hedged Europe Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$15,705,215	$—	$—
Investment of Cash Collateral for Securities Loaned	—	33,449	—
Total	15,705,215	33,449	—
Unrealized Appreciation on Foreign Currency Contracts	—	512	—
Unrealized Depreciation on Foreign Currency Contracts	—	(26,228)	—
Total - Net	$15,705,215	$7,733	$—

162	WisdomTree Trust Semi-Annual Report December 31, 2017

Notes to Financial Statements (unaudited) (continued)

Dynamic Currency Hedged International Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$513,945,724	$—	$—
Rights	—	6,490	—
Investment of Cash Collateral for Securities Loaned	—	3,121,384	—
Total	513,945,724	3,127,874	—
Unrealized Appreciation on Foreign Currency Contracts	—	503,824	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,338,193)	—
Total - Net	$513,945,724	$2,293,505	$—

Dynamic Currency Hedged International Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Exchange-Traded Fund	$3,745,193	$—	$—
Total	3,745,193	—	—
Unrealized Appreciation on Foreign Currency Contracts	—	3,290	—
Unrealized Depreciation on Foreign Currency Contracts	—	(10,218)	—
Total - Net	$3,745,193	$(6,928)	$—

Dynamic Currency Hedged International SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Australia	$1,512,486	$—	$0	**
Japan	3,102,163	3,370	—
Other*	7,058,312	—	—
Rights	—	270	—
Investment of Cash Collateral for Securities Loaned	—	260,515	—
Total	11,672,961	264,155	0
Unrealized Appreciation on Foreign Currency Contracts	—	8,552	—
Unrealized Depreciation on Foreign Currency Contracts	—	(55,567)	—
Total - Net	$11,672,961	$217,140	$0

Dynamic Currency Hedged Japan Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,972,459	$—	$—
Investment of Cash Collateral for Securities Loaned	—	13,901	—
Total	2,972,459	13,901	—
Unrealized Appreciation on Foreign Currency Contracts	—	12,786	—
Unrealized Depreciation on Foreign Currency Contracts	—	(241)	—
Total - Net	$2,972,459	$26,446	$—

Emerging Markets Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
India	$1,470,143	$5,588	$—
South Korea	2,683,644	—	7,314	**
Other*	18,970,326	—	—
Warrants	1,335	—	—
Investment of Cash Collateral for Securities Loaned	—	62,944	—
Total	23,125,448	68,532	7,314
Unrealized Depreciation on Foreign Currency Contracts	—	(34)	—
Total - Net	$23,125,448	$68,498	$7,314

WisdomTree Trust Semi-Annual Report December 31, 2017	163

Notes to Financial Statements (unaudited) (continued)

Europe Domestic Economy Fund	Level 1	Level 2	Level 3
Common Stocks*	$12,407,188	$—	$—
Investment of Cash Collateral for Securities Loaned	—	143,812	—
Total	$12,407,188	$143,812	$—

Global ex-Mexico Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$82,812,254	$—	$—
Total	82,812,254	—	—
Unrealized Appreciation on Foreign Currency Contracts	—	64	—
Unrealized Depreciation on Foreign Currency Contracts	—	(403)	—
Total - Net	$82,812,254	$(339)	$—

Global Hedged SmallCap Dividend Fund	Level 1	Level 2	Level 3
Exchange-Traded Fund	$15,693,137	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,711,125	—
Total	15,693,137	1,711,125	—
Unrealized Appreciation on Foreign Currency Contracts	—	24,828	—
Unrealized Depreciation on Foreign Currency Contracts	—	(81,445)	—
Total - Net	$15,693,137	$1,654,508	$—

Global SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$19,563,254	$—	$—
Rights	—	478	—
Exchange-Traded Note	103,335	—	—
Investment of Cash Collateral for Securities Loaned	—	625,240	—
Total	$19,666,589	$625,718	$—

ICBCCS S&P China 500 Fund	Level 1	Level 2	Level 3
Common Stocks
Electrical Equipment	$47,960	$2,425	$—
Other*	2,969,341	—	—
Total	$3,017,301	$2,425	$—

Strong Dollar Emerging Markets Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Taiwan	$1,804,843	$—	$2,907	**
Other*	3,854,434	—	—
Investment of Cash Collateral for Securities Loaned	—	147,280	—
Total	5,659,277	147,280	2,907
Unrealized Depreciation on Foreign Currency Contracts	—	(1)	—
Total - Net	$5,659,277	$147,279	$2,907

U.S. Domestic Economy Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,364,511	$—	$—
Investment of Cash Collateral for Securities Loaned	—	5,210	—
Total	$2,364,511	$5,210	$—

164	WisdomTree Trust Semi-Annual Report December 31, 2017

Notes to Financial Statements (unaudited) (continued)

U.S. Export and Multinational Fund	Level 1	Level 2	Level 3
Common Stocks*	$794,752	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,297	—
Total	$794,752	$1,297	$—

Fundamental U.S. Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,958,225	$—
U.S. Government Obligations	—	9,871	—
Total	$—	$4,968,096	$—

Fundamental U.S. High Yield Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$5,048,472	$—
Total	$—	$5,048,472	$—

Fundamental U.S. Short-Term Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,872,336	$—
Total	$—	$4,872,336	$—

Fundamental U.S. Short-Term High Yield Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,835,276	$—
Total	$—	$4,835,276	$—

Dynamic Bearish U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$6,503,164	$—	$—
Investment of Cash Collateral for Securities Loaned	—	176,696	—
Total	6,503,164	176,696	—
Unrealized Depreciation on Swap Contracts	—	(50,028)	—
Total - Net	$6,503,164	$126,668	$—

Dynamic Long/Short U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$100,635,462	$—	$—
Investment of Cash Collateral for Securities Loaned	—	4,524,621	—
Total	$100,635,462	$4,524,621	$—

Balanced Income Fund	Level 1	Level 2	Level 3
Exchange-Traded Funds	$2,496,063	$—	$—
Total	$2,496,063	$—	$—
*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or country.

**	Security is being fair valued using significant unobservable inputs by the Pricing Committee.

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

During the six months ended December 31, 2017, Dynamic Currency Hedged International SmallCap Equity Fund transferred securities with a fair value of $1,003 from Level 1 to Level 2 as a result of the unavailability of a quoted price in an active market for identical investments.

During the six months or period ended December 31, 2017, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

WisdomTree Trust Semi-Annual Report December 31, 2017	165

Notes to Financial Statements (unaudited) (continued)

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts and swap contracts during the period ended December 31, 2017 and open positions in such derivatives as of December 31, 2017 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at December 31, 2017 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed on pages 162 and 163. At December 31, 2017, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of December 31, 2017, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

As of December 31, 2017, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives
Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Dynamic Currency Hedged Europe Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$512	Unrealized depreciation on foreign currency contracts	$26,228
Dynamic Currency Hedged International Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	503,824	Unrealized depreciation on foreign currency contracts	1,338,193
Dynamic Currency Hedged International Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	3,290	Unrealized depreciation on foreign currency contracts	10,218
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	8,552	Unrealized depreciation on foreign currency contracts	55,567
Dynamic Currency Hedged Japan Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	12,786	Unrealized depreciation on foreign currency contracts	241
Emerging Markets Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	34
Global ex-Mexico Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	64	Unrealized depreciation on foreign currency contracts	403
Global Hedged SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	24,828	Unrealized depreciation on foreign currency contracts	81,445
Strong Dollar Emerging Markets Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	1
Dynamic Bearish U.S. Equity Fund
Equity contracts	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	50,028

166	WisdomTree Trust Semi-Annual Report December 31, 2017

Notes to Financial Statements (unaudited) (continued)

For the six months or period ended December 31, 2017, the effects of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Dynamic Currency Hedged Europe Equity Fund
Foreign exchange contracts	$(31,613)	$(19,522)
Dynamic Currency Hedged International Equity Fund
Foreign exchange contracts	(4,694,665)	11,306
Dynamic Currency Hedged International Quality Dividend Growth Fund
Foreign exchange contracts	(18,898)	35
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign exchange contracts	(27,714)	(40,300)
Dynamic Currency Hedged Japan Equity Fund
Foreign exchange contracts	9,235	(26,221)
Emerging Markets Dividend Fund
Foreign exchange contracts	(8,743)	(34)
Europe Domestic Economy Fund
Foreign exchange contracts	107	—
Global ex-Mexico Equity Fund
Foreign exchange contracts	(21,565)	(320)
Global Hedged SmallCap Dividend Fund
Foreign exchange contracts	(198,315)	(4,730)
Global SmallCap Dividend Fund
Foreign exchange contracts	(13,918)	8
Equity contracts	18,613	—
ICBCCS S&P China 500 Fund[3]
Foreign exchange contracts	9,975	—
Strong Dollar Emerging Markets Equity Fund
Foreign exchange contracts	1,049	(1)
Dynamic Bearish U.S. Equity Fund
Equity contracts	(328,003)	(80,792)
Dynamic Long/Short U.S. Equity Fund
Equity contracts	47,366	(149,500)
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts
Equity contracts	Net realized gain (loss) from futures contracts and swap contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts
Equity contracts	Net increase (decrease) in unrealized appreciation/depreciation from swap contracts
[3]	For the period December 21, 2017 (commencement of operations) through December 31, 2017.

During the six months or period ended December 31, 2017, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional
Fund	Foreign currency contracts (to deliver)	Foreign currency contracts (to receive)	Swap contracts (short)	Futures contracts (long)
Dynamic Currency Hedged Europe Equity Fund
Foreign exchange contracts	$2,967,627	$6,035,846	$—	$—
Dynamic Currency Hedged International Equity Fund
Foreign exchange contracts	216,779,664	436,564,869	—	—
Dynamic Currency Hedged International Quality Dividend Growth Fund
Foreign exchange contracts	1,454,405	2,965,023	—	—

WisdomTree Trust Semi-Annual Report December 31, 2017	167

Notes to Financial Statements (unaudited) (continued)

	Average Notional
Fund	Foreign currency contracts (to deliver)	Foreign currency contracts (to receive)	Swap contracts (short)	Futures contracts (long)
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign exchange contracts	$2,418,278	$5,073,792	$—	$—
Dynamic Currency Hedged Japan Equity Fund
Foreign exchange contracts	1,944,322	3,921,883	—	—
Emerging Markets Dividend Fund
Foreign exchange contracts	195,012	2,987	—	—
Europe Domestic Economy Fund
Foreign exchange contracts	—	1,327	—	—
Global ex-Mexico Equity Fund
Foreign exchange contracts	12,700	22,674	—	—
Global Hedged SmallCap Dividend Fund
Foreign exchange contracts	10,480,088	20,281,539	—	—
Global SmallCap Dividend Fund
Equity contracts[1]	—	—	—	922,046
Foreign exchange contracts	911	51,739	—	—
ICBCCS S&P China 500 Fund[1,2]
Foreign exchange contracts	1,464,598	4,080,791	—	—
Strong Dollar Emerging Markets Equity Fund
Foreign exchange contracts	4,480	20,804	—	—
Dynamic Bearish U.S. Equity Fund
Equity contracts	—	—	4,280,168	—
Dynamic Long/Short U.S. Equity Fund
Equity contracts[1]	—	—	7,478,229	—
[1]	The volume of derivative activity for the period is based on intra-month balances.

[2]	For the period December 21, 2017 (commencement of operations) through December 31, 2017.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e. Securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net increase (decrease) in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statements of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, including gains and losses of foreign currency contracts, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency contracts and foreign currency related transactions and/or increase (decrease) in unrealized appreciation (depreciation) from foreign currency contracts and translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the

168	WisdomTree Trust Semi-Annual Report December 31, 2017

Notes to Financial Statements (unaudited) (continued)

partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (‘‘Independent Trustees’’); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (‘‘CCO’’); (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — The Currency Hedged Equity Funds, except the Global Hedged SmallCap Dividend Fund, utilized forward foreign currency contracts (‘‘Forward Contract’’) to dynamically obtain either a net long or net short exposure to foreign currencies consistent with each Currency Hedged Equity Fund’s investment objective. The Global Hedged SmallCap Dividend Fund utilized Forward Contracts to obtain net short exposure to foreign currencies consistent with its investment objective. The Emerging Markets Dividend Fund, Europe Domestic Economy Fund, Global ex-Mexico Equity Fund, Global SmallCap Dividend Fund, ICBCCS S&P China 500 Fund, and the Strong Dollar Emerging Markets Equity Fund utilized Forward Contracts to facilitate foreign security settlements. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds and included in net increase (decrease) in unrealized appreciation (depreciation) from foreign currency contracts on the Statements of Operations. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold and included in net realized gain (loss) from foreign currency contracts on the Statements of Operations.

Futures Contracts — The Global SmallCap Dividend Fund utilized equity futures contracts on a temporary basis during the period to obtain market exposure consistent with its investment objective during the Fund’s annual portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the

WisdomTree Trust Semi-Annual Report December 31, 2017	169

Notes to Financial Statements (unaudited) (continued)

risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Total Return Swap Contracts — The Dynamic Bearish U.S. Equity Fund and the Dynamic Long/Short U.S. Equity Fund utilized total return swap contracts to obtain short exposure to the S&P 500 Index. Total return swap contracts are agreements between counterparties to exchange the return of a given underlying reference asset/index, including income and any appreciation/depreciation in value of the reference asset/index, in exchange for payments equal to a rate of interest on another reference asset. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses and the periodic payments received or made on the swap are recorded as realized gains or losses. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, indexes and money market securities without actually purchasing such currencies or securities. A Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impractical. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price. Total return swaps are exposed to the market risk factor of the specific underlying reference asset/index such as unanticipated movements in the value of the exchange rates, interest rates, securities, or the reference asset/index. Additional risks to a Fund include the possibility that there is no liquid market for these agreements or that the swap counterparty may default on its obligation to perform. A Fund’s maximum loss from counterparty risk is the fair value of the contract.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master

170	WisdomTree Trust Semi-Annual Report December 31, 2017

Notes to Financial Statements (unaudited) (continued)

Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of December 31, 2017, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Dynamic Currency Hedged Europe Equity Fund
Securities Lending	$41,644	$—	$(41,644)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	512	(512)	—	—	26,228	(512)	—	25,716
Dynamic Currency Hedged International Equity Fund
Securities Lending	5,834,535	—	(5,834,535)[1]	—	—	—	—	—
Foreign Currency Contracts	503,824	(503,081)	—	743	1,338,193	(503,081)	—	835,112
Dynamic Currency Hedged International Quality Dividend Growth Fund
Foreign Currency Contracts	3,290	(3,290)	—	—	10,218	(3,290)	—	6,928
Dynamic Currency Hedged International SmallCap Equity Fund
Securities Lending	308,165	—	(308,165)[1]	—	—	—	—	—
Foreign Currency Contracts	8,552	(8,552)	—	—	55,567	(8,552)	—	47,015
Dynamic Currency Hedged Japan Equity Fund
Securities Lending	51,333	—	(51,333)[1]	—	—	—	—	—
Foreign Currency Contracts	12,786	(172)	—	12,614	241	(172)	—	69
Emerging Markets Dividend Fund
Securities Lending	135,293	—	(135,293)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	34	—	—	34

WisdomTree Trust Semi-Annual Report December 31, 2017	171

Notes to Financial Statements (unaudited) (continued)

	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Europe Domestic Economy Fund
Securities Lending	$148,433	$—	$(148,433)[1]	$—	$—	$—	$—	$—
Global ex-Mexico Equity Fund
Securities Lending	220,520	—	(220,520)[1]	—	—	—	—	—
Foreign Currency Contracts	64	(64)	—	—	403	(64)	—	339
Global Hedged SmallCap Dividend Fund
Securities Lending	1,676,649	—	(1,676,649)[1]	—	—	—	—	—
Foreign Currency Contracts	24,828	(24,530)	—	298	81,445	(24,530)	—	56,915
Global SmallCap Dividend Fund
Securities Lending	844,061	—	(844,061)[1]	—	—	—	—	—
Strong Dollar Emerging Markets Equity Fund
Securities Lending	212,887	—	(212,887)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	1	—	—	1
U.S. Domestic Economy Fund
Securities Lending	8,792	—	(8,792)[1]	—	—	—	—	—
U.S. Export and Multinational Fund
Securities Lending	1,840	—	(1,840)[1]	—	—	—	—	—
Dynamic Bearish U.S. Equity Fund
Securities Lending	315,966	—	(315,966)[1]	—	—	—	—	—
Swap Contracts	—	—	—	—	50,028	—	—	50,028
Dynamic Long/Short U.S. Equity Fund
Securities Lending	5,326,697	—	(5,326,697)[1]	—	—	—	—	—
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

172	WisdomTree Trust Semi-Annual Report December 31, 2017

Notes to Financial Statements (unaudited) (continued)

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management Corporation (‘‘MCM’’) to provide sub-advisory services to the Funds, except for Fundamental U.S. Corporate Bond Fund, Fundamental U.S. High Yield Corporate Bond Fund, Fundamental U.S. Short-Term Corporate Bond Fund and Fundamental U.S. Short-Term High Yield Corporate Bond Fund which are sub-advised by Voya Investment Management Co., LLC (‘‘Voya IM’’) and ICBCCS S&P China 500 Fund which is sub-advised by ICBC Credit Suisse Asset Management (International) Company Ltd. (‘‘ICBC Credit Suisse’’). MCM, Voya IM and ICBC Credit Suisse are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for an annual fee, accrued daily and paid monthly in arrears, of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate (before fee waiver)	Advisory Fee Waiver[1]	Advisory Fee Waiver Expiration Date
Dynamic Currency Hedged Europe Equity Fund	0.48%	(0.05)%	October 31, 2018
Dynamic Currency Hedged International Equity Fund	0.40%	(0.05)%	October 31, 2018
Dynamic Currency Hedged International Quality Dividend Growth Fund	0.58%	(0.48)%[2]	October 31, 2018
Dynamic Currency Hedged International SmallCap Equity Fund	0.48%	(0.05)%	October 31, 2018
Dynamic Currency Hedged Japan Equity Fund	0.48%	(0.05)%	October 31, 2018
Emerging Markets Dividend Fund	0.32%	—	—
Europe Domestic Economy Fund	0.58%	(0.10)%	October 31, 2018
Global ex-Mexico Equity Fund	0.35%	(0.05)%	February 2, 2020
Global Hedged SmallCap Dividend Fund	0.43%	(0.43)%[3]	October 31, 2018
Global SmallCap Dividend Fund	0.43%	—	—
ICBCCS S&P China 500 Fund	0.55%	—	—
Strong Dollar Emerging Markets Equity Fund	0.58%	(0.26)%	October 31, 2018
U.S. Domestic Economy Fund	0.33%	—	—
U.S. Export and Multinational Fund	0.33%	—	—
Fundamental U.S. Corporate Bond Fund	0.28%	(0.10)%	October 31, 2018
Fundamental U.S. High Yield Corporate Bond Fund	0.48%	(0.10)%	October 31, 2018
Fundamental U.S. Short-Term Corporate Bond Fund	0.28%	(0.10)%	October 31, 2018
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	0.48%	(0.10)%	October 31, 2018
Dynamic Bearish U.S. Equity Fund	0.53%	(0.05)%	October 31, 2018
Dynamic Long/Short U.S. Equity Fund	0.53%	(0.05)%	October 31, 2018
Balanced Income Fund	0.40%	(0.37)%[4]	December 31, 2020
[1]

WTAM has contractually agreed to waive a portion of its advisory fee by the waiver amount listed per annum based on the average daily net assets through the expiration date listed, unless earlier terminated by the Board of Trustees of the Trust for any reason. The dollar amount of contractual fee waivers are included in “Expense waivers” on the Statements of Operations.

[2]

WTAM has contractually agreed to waive a portion of its advisory fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund (currently, approximately 0.38% per annum), as well as an additional 0.10% per annum.

[3]

WTAM has contractually agreed to waive a portion of its advisory fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund (currently, approximately 0.43% per annum).

[4]

WTAM has contractually agreed to waive a portion of its advisory fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Funds (currently, approximately 0.32% per annum), as well as an additional 0.05% per annum.

Each Fund may purchase shares of affiliated ETFs in secondary market transactions to reduce cash balances. For these transactions, WTAM waives its advisory fees for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations.

WisdomTree Trust Semi-Annual Report December 31, 2017	173

Notes to Financial Statements (unaudited) (continued)

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the six months or period ended December 31, 2017 are as follows:

Fund	Value at 6/30/2017	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2017	Dividend Income
Dynamic Currency Hedged International Quality Dividend Growth Fund
WisdomTree International Quality Dividend Growth Fund	$2,329,087	$1,273,313	$90,887	$2,632	$231,048	$3,745,193	$23,057
Global Hedged SmallCap Dividend Fund
WisdomTree Global SmallCap Dividend Fund	$24,468,302	$230,016	$10,469,107	$3,088,517	$(1,624,591)	$15,693,137	$359,296
Balanced Income Fund[1]
WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund	$—	$497,936	$2,025	$0[2]	$1,094	$497,005	$1,078
WisdomTree Dynamic Currency Hedged International Equity Fund	—	249,654	886	0[2]	408	249,176	1,054
WisdomTree Emerging Markets Dividend Fund	—	183,351	—	—	3,565	186,916	946
WisdomTree Emerging Markets Local Debt Fund	—	90,364	306	(1)	377	90,434	376
WisdomTree Fundamental U.S. Corporate Bond Fund	—	137,698	—	—	442	138,140	392
WisdomTree Interest Rate Hedged High Yield Bond Fund	—	137,190	844	(4)	(506)	135,836	570
WisdomTree International High Dividend Fund	—	315,863	1,153	1	1,567	316,278	2,346
WisdomTree U.S. High Dividend Fund	—	502,311	2,044	(5)	(2,182)	498,080	2,083
WisdomTree U.S. LargeCap Dividend Fund	—	252,325	1,848	(2)	(1,106)	249,369	929
Total	$—	$2,366,692	$9,106	$(11)	$3,659	$2,361,234	$9,774
[1]	For the period December 21, 2017 (commencement of operations) through December 31, 2017.

[2]	Amount is less than $1.

Related Party Transactions — WTAM or its affiliates may from time to time own shares of a Fund. As of December 31, 2017, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends paid to WTAM on Fund Shares held by WTAM
Dynamic Currency Hedged Europe Equity Fund	120	$3,780	$24
Dynamic Currency Hedged International Equity Fund	1,882	57,476	354
Emerging Markets Dividend Fund	825	27,390	410
Fundamental U.S. Corporate Bond Fund	151	7,544	88
Dynamic Bearish U.S. Equity Fund	188	4,901	—
Dynamic Long/Short U.S. Equity Fund	156	5,082	50

As of December 31, 2017, approximately 6% of the Emerging Markets Dividend Fund and 8% of the Dynamic Currency Hedged International Equity Fund were held by an affiliate Fund.

4. CAPITAL SHARE TRANSACTIONS

As of December 31, 2017, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a portfolio of equity securities and an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months or period ended December 31, 2017 are shown in the following table. Realized gains and

174	WisdomTree Trust Semi-Annual Report December 31, 2017

Notes to Financial Statements (unaudited) (continued)

losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Dynamic Currency Hedged Europe Equity Fund	$449,642	$549,726	$13,775,684	$—
Dynamic Currency Hedged International Equity Fund	8,378,986	9,756,462	25,949,634	—
Dynamic Currency Hedged International Quality Dividend Growth Fund	57,715	90,887	1,215,598	—
Dynamic Currency Hedged International SmallCap Equity Fund	104,436	202,147	8,147,350	—
Dynamic Currency Hedged Japan Equity Fund	57,321	150,233	—	—
Emerging Markets Dividend Fund	9,076,829	4,871,506	5,240,055	—
Europe Domestic Economy Fund	139,687	140,708	9,105,270	—
Global ex-Mexico Equity Fund	10,177,439	6,804,195	53,228,077	33,051,567
Global Hedged SmallCap Dividend Fund	230,016	413,085	—	10,056,022
Global SmallCap Dividend Fund	11,673,393	5,783,112	—	15,539,989
ICBCCS S&P China 500 Fund[1]	2,966,239	—	—	—
Strong Dollar Emerging Markets Equity Fund	252,058	643,044	—	—
U.S. Domestic Economy Fund	400,327	895,763	775,058	292,162
U.S. Export and Multinational Fund	116,774	117,030	—	—
Fundamental U.S. Corporate Bond Fund	374,609	366,949	—	—
Fundamental U.S. High Yield Corporate Bond Fund	643,472	635,070	—	—
Fundamental U.S. Short-Term Corporate Bond Fund	916,331	923,470	—	—
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	1,284,034	1,146,778	—	—
Dynamic Bearish U.S. Equity Fund	3,592,961	4,180,797	5,094,123	3,528,032
Dynamic Long/Short U.S. Equity Fund	48,184,561	48,240,549	58,522,420	16,940,922
Balanced Income Fund[1]	8,639	9,212	2,492,074	—
[1]	For the period December 21, 2017 (commencement of operations) through December 31, 2017.

6. FEDERAL INCOME TAXES

At December 31, 2017, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Dynamic Currency Hedged Europe Equity Fund	$14,902,576	$978,686	$(168,314)	$810,372
Dynamic Currency Hedged International Equity Fund	440,141,019	84,510,773	(8,412,563)	76,098,210
Dynamic Currency Hedged International Quality Dividend Growth Fund	3,165,349	572,916	—	572,916
Dynamic Currency Hedged International SmallCap Equity Fund	10,989,510	962,276	(61,685)	900,591
Dynamic Currency Hedged Japan Equity Fund	2,427,405	609,888	(38,388)	571,500
Emerging Markets Dividend Fund	20,270,055	3,124,229	(193,024)	2,931,205
Europe Domestic Economy Fund	11,885,860	857,522	(192,382)	665,140
Global ex-Mexico Equity Fund	77,122,482	7,190,912	(1,501,479)	5,689,433
Global Hedged SmallCap Dividend Fund	13,245,296	4,104,788	(2,439)	4,102,349
Global SmallCap Dividend Fund	18,058,949	2,783,760	(550,402)	2,233,358
ICBCCS S&P China 500 Fund	2,966,239	69,838	(16,351)	53,487
Strong Dollar Emerging Markets Equity Fund	4,747,881	1,345,582	(284,000)	1,061,582
U.S. Domestic Economy Fund	2,156,136	246,374	(32,789)	213,585
U.S. Export and Multinational Fund	697,098	115,295	(16,344)	98,951
Fundamental U.S. Corporate Bond Fund	4,926,251	75,046	(33,201)	41,845
Fundamental U.S. High Yield Corporate Bond Fund	4,971,015	169,155	(91,698)	77,457
Fundamental U.S. Short-Term Corporate Bond Fund	4,899,229	3,101	(29,994)	(26,893)
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	4,851,511	73,966	(90,201)	(16,235)
Dynamic Bearish U.S. Equity Fund	6,224,329	491,932	(86,429)	405,503
Dynamic Long/Short U.S. Equity Fund	97,398,334	9,084,130	(1,322,381)	7,761,749
Balanced Income Fund	2,491,491	8,365	(3,793)	4,572

WisdomTree Trust Semi-Annual Report December 31, 2017	175

Notes to Financial Statements (unaudited) (concluded)

7. RECENT ACCOUNTING PRONOUNCEMENT

In March 2017, the FASB issued ASU 2017-08 Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in ASU 2017-08 shorten the amortization period for certain callable debt securities held at a premium. Specifically, the amendments require the premium to be amortized to the earliest call date. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. WTAM is currently evaluating the impact that the adoption of this guidance will have on the Trust’s financial statements and related disclosures.

8. SUBSEQUENT EVENTS

At the recommendation of WTAM, after continued review of the product lineup and anticipated limited future prospect of investor demand, among other considerations, the Board of Trustees voted to close and liquidate the Strong Dollar Emerging Markets Equity Fund, U.S. Domestic Economy Fund and the U.S. Export and Multinational Fund (each a “Liquidating Fund” and collectively referred to herein as the “Liquidating Funds”).

After the close of business on March 16, 2018, the Liquidating Funds will no longer accept creation orders. The last day of secondary market trading of shares of the Liquidating Funds on their respective exchanges will be March 16, 2018. Shareholders may sell Liquidating Fund shares through a broker in the standard manner through this date. Customary brokerage charges may apply to such transactions. When a Liquidating Fund commences liquidation of its portfolio, which is anticipated to occur on or around March 16, 2018, but may occur before March 16, 2018, and at different times for each Liquidating Fund, each Liquidating Fund will be increasing its cash holdings and deviating from the investment objective and strategies stated in its prospectus.

It is anticipated that shareholders remaining in the Liquidating Funds after the last day of trading will have their shares redeemed automatically on or around March 23, 2018 and will receive cash through their broker or other applicable financial intermediary thereafter in an amount equal to the net asset value of their shares. This amount is expected to include any accrued capital gains and dividends. Shareholders remaining in a Liquidating Fund and that receive cash will not be charged any transaction fees by the Liquidating Fund. Whether a shareholder sells their shares or are automatically redeemed as described above, a shareholder will generally recognize a capital gain (or loss) equal to the amount they received above (or below) their adjusted cost basis in such shares.

176	WisdomTree Trust Semi-Annual Report December 31, 2017

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Renewal of Investment Advisory and Sub-Investment Advisory Agreements with respect to all Funds (except the WisdomTree ICBCCS S&P China 500 Fund and the WisdomTree Balanced Income Fund)

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 26-27, 2017 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), the Sub-Advisory Agreement (the “MCM Sub-Advisory Agreement”), pursuant to which Mellon Capital Management Corporation (“MCM”) coordinates the investment and reinvestment of the assets of applicable Funds listed on Schedule 1 hereto, and the Investment Sub-Advisory Agreement (together with the MCM Sub-Advisory Agreement, the “Sub-Advisory Agreements,” and, collectively with the Advisory Agreements, the “Agreements”), pursuant to which Voya Investment Management Co. LLC (“Voya,” and, together with MCM, the “Sub-Advisers”) coordinates the investment and reinvestment of the assets of the applicable Funds.

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 3, 2017, representatives from WTAM presented preliminary information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds.

The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio.

The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index and (2) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its

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Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Expense Groups and Expense Universes. The Board noted that the Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds. The Board also reviewed reports prepared by WTAM presenting performance data for Funds with ten years of performance history and for WisdomTree indexes with at least three years of performance history that are tracked by an index Fund.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to monitor carefully in the coming year disparities in performance — both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or a Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, as well as the advisory fees and total expenses of certain funds not included in the Broadridge reports that WTAM considers to be significant competitors of the Funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval of the renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale.

WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized any economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole. The Board noted that certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid

178	WisdomTree Trust Semi-Annual Report December 31, 2017

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-investment advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreement.

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements with respect to the WisdomTree ICBCCS S&P China 500 Fund (the “Fund”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on September 26-27, 2017, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which ICBC Credit Suisse Asset Management (International) Co. Ltd. (“ICBCCS” or the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of the Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM, the Sub-Adviser and Broadridge Financial Solutions, Inc., an independent provider of investment company data. The Trustees were assisted in their review by counsel to the Trust and independent legal counsel, and met with counsel in executive session separate from representatives of WTAM and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund.

The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s operational capabilities and resources. The Board considered WTAM’s reasons for recommending that ICBCCS be appointed as the sub-adviser to the Fund, including its due diligence concerning ICBCCS. WTAM representatives noted ICBCCS’s expertise in investing in securities of Chinese companies and in-depth understanding of the Chinese markets and stated that ICBCCS is one of the largest asset managers in China. The Board also received materials from ICBCCS detailing its investment process and met with representatives of ICBCCS, who discussed with the Board that investment process and the backgrounds and qualifications of relevant personnel of ICBCCS, including the Fund’s proposed primary portfolio manager and ICBCCS’ chief compliance officer. The Board noted WTAM’s belief that shareholders will invest in the Fund on the strength of WTAM’s and ICBCCS’s industry standing and reputation. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

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Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses.

As the Fund had not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with representatives of WTAM and ICBCCS the portfolio manager’s experience and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and ICBCCS.

The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fee will be paid by WTAM (out of its fee paid by the Fund) and not the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to the Fund is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, regardless of whether the asset size of the Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale.

As the Fund had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it was determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

*    *    *    *    *    *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM, of other funds advised by WTAM. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements with respect to the WisdomTree Balanced Income Fund (the “Fund”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on December 12-13, 2017, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of the Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc., an independent provider of investment company data. The Trustees noted that representatives from WTAM presented preliminary information to the Trustees regarding the Fund’s proposed investment objective, index methodology and principal investment strategies and risks at meetings of the Fund’s Investment Committee, a committee of Independent Trustees, held on December 14, 2016 and September 26, 2017. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

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Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund.

The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to the Fund. The Board noted that the strategy represented by the Fund is unique, based on WTI’s intellectual property and is only available for use by the Fund through WTAM. The Board noted WTAM’s belief that shareholders will invest in the Fund on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Fund based on the WTI index. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses.

As the Fund had not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives the portfolio management team and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board noted the proposed fee waiver arrangements. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fee will be paid by WTAM (out of its fee paid by the Fund) and not the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to the Fund is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale.

As the Fund had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

*    *    *    *    *    *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

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General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

182	WisdomTree Trust Semi-Annual Report December 31, 2017

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of December 31, 2017:

WisdomTree Domestic Equity Funds

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

WisdomTree U.S. Earnings 500 Fund (EPS)

WisdomTree U.S. High Dividend Fund (DHS)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

WisdomTree U.S. MidCap Dividend Fund (DON)

WisdomTree U.S. MidCap Earnings Fund (EZM)

WisdomTree U.S. Multifactor Fund (USMF)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

WisdomTree U.S. SmallCap Dividend Fund (DES)

WisdomTree U.S. SmallCap Earnings Fund (EES)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree U.S. Total Dividend Fund (DTD)

WisdomTree U.S. Total Earnings Fund (EXT)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets Dividend Fund (DVEM)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-Mexico Equity Fund (XMX)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree Global SmallCap Dividend Fund (GSD)

WisdomTree India Earnings Fund (EPI)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Dollar Sensitive Equity Funds

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

WisdomTree U.S. Domestic Economy Fund (WUSA)

WisdomTree U.S. Export and Multinational Fund (WEXP)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Domestic Economy Fund (EDOM)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

WisdomTree Barclays Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

WisdomTree Barclays Negative Duration U.S. Aggregate Bond Fund (AGND)

WisdomTree Barclays Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree Negative Duration High Yield Bond Fund (HYND)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

WisdomTree Alternative Funds

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

WisdomTree Continuous Commodity Index Fund (GCC)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

WisdomTree Managed Futures Strategy Fund (WTMF)

WisdomTree Asset Allocation Funds

WisdomTree Balanced Income Fund (WBAL)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition, when interest rates fall income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. High-yield or “junk” bonds have lower credit ratings and involve a greater risk to principal. While the Fundamental Fixed Income Funds attempt to limit credit and counterparty exposure, the value of an investment in the Funds may change quickly and without warning in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio investments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

International Equity ETFs:

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

WisdomTree Emerging Markets Dividend Fund (DVEM)

WisdomTree Europe Domestic Economy Fund (EDOM)

WisdomTree Global ex-Mexico Equity Fund (XMX)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

WisdomTree Global SmallCap Dividend Fund (GSD)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

U.S. Equity ETFs:

WisdomTree U.S. Domestic Economy Fund (WUSA)

WisdomTree U.S. Export and Multinational Fund (WEXP)

Fixed Income ETFs:

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

Alternative ETFs:

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

Asset Allocation ETFs:

WisdomTree Balanced Income Fund (WBAL)

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-0504

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan Steinberg
Jonathan L. Steinberg, President (principal executive officer)

Date: March 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Steinberg
Jonathan L. Steinberg, President (principal executive officer)

Date: March 7, 2018

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer (principal financial officer)

Date: March 7, 2018